Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	WELLS FARGO & CO/MN
Entity Central Index Key	0000072971
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 132.9
Entity Common Stock, Shares Outstanding	5,268,078,757

Consolidated Statement of Income (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Interest income
Trading assets	$ 1,098		$ 918		$ 177
Securities available for sale	9,666		11,319		5,287
Mortgages held for sale	1,736		1,930		1,573
Loans held for sale	101		183		48
Loans	39,760		41,589		27,632
Other interest income	435		335		181
Total interest income	52,796		56,274		34,898
Interest expense
Deposits	2,832		3,774		4,521
Short-term borrowings	92		222		1,478
Long-term debt	4,888		5,782		3,756
Other interest expense	227		172
Total interest expense	8,039		9,950		9,755
Net interest income	44,757		46,324		25,143
Provision for credit losses	15,753		21,668		15,979
Net interest income after provision for credit losses	29,004		24,656		9,164
Noninterest income
Service charges on deposit accounts	4,916		5,741		3,190
Trust and investment fees	10,934		9,735		2,924
Card fees	3,652		3,683		2,336
Other fees	3,990		3,804		2,097
Mortgage banking	9,737		12,028		2,525
Insurance	2,126		2,126		1,830
Net gains from trading activities	1,648		2,674		275
Net gains (losses) on debt securities available for sale	(324)	[1]	(127)	[1]	1,037	[1]
Net gains (losses) from equity investments	779	[2]	185	[2]	(757)	[2]
Operating leases	815		685		427
Other	2,180		1,828		850
Total noninterest income	40,453		42,362		16,734
Noninterest expense
Salaries	13,869		13,757		8,260
Commission and incentive compensation	8,692		8,021		2,676
Employee benefits	4,651		4,689		2,004
Equipment	2,636		2,506		1,357
Net occupancy	3,030		3,127		1,619
Core deposit and other intangibles	2,199		2,577		186
FDIC and other deposit assessments	1,197		1,849		120
Other	14,182		12,494		6,376
Total noninterest expense	50,456		49,020		22,598
Income before income tax expense	19,001		17,998		3,300
Income tax expense	6,338		5,331		602
Net income before noncontrolling interests	12,663		12,667		2,698
Less: Net income from noncontrolling interests	301		392		43
Wells Fargo net income	12,362		12,275		2,655
Less: Preferred stock dividends and accretion and other	730		4,285		286
Wells Fargo net income applicable to common stock	$ 11,632		$ 7,990		$ 2,369
Per share information
Earnings per common share	$ 2.23		$ 1.76		$ 0.7
Diluted earnings per common share	$ 2.21		$ 1.75		$ 0.7
Dividends declared per common share	$ 0.2		$ 0.49		$ 1.3
Average common shares outstanding	5,226,800,000		4,545,200,000		3,378,100,000
Diluted average common shares outstanding	5,263,100,000		4,562,700,000		3,391,300,000

[1]	Includes other-than-temporary impairment losses of $xxx million and $1,012 million recognized in earnings, consisting of $xx million and $2,352 million of total other-than-temporary impairment losses, net of $xx million and $1,340 million recognized in other comprehensive income, for the years ended December 31, 2010 and 2009, respectively.
[2]	Includes other-than-temporary impairment losses of $xx million and $655 million for the years ended December 31, 2010 and 2009, respectively.

Consolidated Statement of Income (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Noninterest income
Other-than-temporary impairment losses on debt securities available for sale in earnings	$ 672	$ 1,012
Total other-than-temporary impairment losses on debt securities available for sale recognized in earnings and other comprehensive income	500	2,352
Total recorded directly to OCI for non-credit-related impairment	(172)	1,340
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Equity Securities and Nonmarketable Equity Securities	$ 268	$ 655

Consolidated Balance Sheet (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Assets
Cash and due from banks	$ 16,044		$ 27,080
Federal funds sold, securities purchased under resale agreements and other short-term investments	80,637		40,885
Trading assets	51,414		43,039
Securities available for sale	172,654		172,710
Mortgages held for sale (includes $47,531and $36,962 carried at fair value)	51,763		39,094
Loans held for sale (includes $873 and $149 carried at fair value)	1,290		5,733
Loans (includes $309 carried at fair value at December 31, 2010)	757,267		782,770
Allowance for loan losses	(23,022)		(24,516)
Net loans	734,245		758,254
Mortgage servicing rights:
Measured at fair value	14,467		16,004
Amortized	1,419		1,119
Premises and equipment, net	9,644		10,736
Goodwill	24,770		24,812
Other assets	99,781		104,180
Total assets	1,258,128	[1]	1,243,646	[1]
Liabilities
Noninterest-bearing deposits	191,256		181,356
Interest-bearing deposits	656,686		642,662
Total deposits	847,942		824,018
Short-term borrowings	55,401		38,966
Accrued expenses and other liabilities	69,913		62,442
Long-term debt (includes $306 carried at fair value at December 31, 2010)	156,983		203,861
Total liabilities	1,130,239	[2]	1,129,287	[2]
Wells Fargo stockholders' equity:
Preferred stock	8,689		8,485
Common stock - $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,272,414,622 shares and 5,245,971,422 shares	8,787		8,743
Additional paid-in capital	53,426		52,878
Retained earnings	51,918		41,563
Cumulative other comprehensive income (loss)	4,738		3,009
Treasury stock - 10,131,394 shares and 67,346,829 shares	(487)		(2,450)
Unearned ESOP shares	(663)		(442)
Total Wells Fargo stockholders' equity	126,408		111,786
Noncontrolling interests	1,481		2,573
Total equity	127,889		114,359
Total liabilities and equity	$ 1,258,128		$ 1,243,646

[1]	Our consolidated assets at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $200 million; Trading assets, $143 million; Securities available for sale, $2.2 billion; Net loans, $16.7 billion; Other assets, $2.0 billion, and Total assets, $21.2 billion.
[2]	Our consolidated liabilities at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $7 million; Accrued expenses and other liabilities, $71 million; Long-term debt, $8.3 billion; and Total liabilities, $8.4 billion.

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010		Dec. 31, 2009
Assets
Cash and due from banks	$ 16,044		$ 27,080
Trading assets	51,414		43,039
Securities available for sale	172,654		172,710
Mortgages held for sale, carried at fair value	47,531		36,962
Loans held for sale, carried at fair value	873		149
Loans, carried at fair value	309
Net loans	734,245		758,254
Other assets	99,781		104,180
Total assets	1,258,128	[1]	1,243,646	[1]
Liabilities
Short-term borrowings	55,401		38,966
Accrued expenses and other liabilities	69,913		62,442
Long-term debt, carried at fair value	156,983		203,861
Long-term debt, carried at fair value	306
Total liabilities	1,130,239	[2]	1,129,287	[2]
Wells Fargo stockholders' equity:
Common stock, par value	$ 1.67		$ 1.67
Common stock, shares issued	5,272,414,622		5,245,971,422
Common stock, shares authorized	9,000,000,000		9,000,000,000
Treasury stock, shares	10,131,394		67,346,829
VIEs that we consolidate [Member]
Assets
Cash and due from banks	200
Trading assets	143
Securities available for sale	2,200
Net loans	16,700
Other assets	2,000
Total assets	21,200
Liabilities
Short-term borrowings	7
Accrued expenses and other liabilities	71
Long-term debt, carried at fair value	8,300
Total liabilities	$ 8,400

[1]	Our consolidated assets at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $200 million; Trading assets, $143 million; Securities available for sale, $2.2 billion; Net loans, $16.7 billion; Other assets, $2.0 billion, and Total assets, $21.2 billion.
[2]	Our consolidated liabilities at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $7 million; Accrued expenses and other liabilities, $71 million; Long-term debt, $8.3 billion; and Total liabilities, $8.4 billion.

Consolidated Statement of Changes in Equity and Comprehensive Income (USD $) In Millions, except Share data	Total Wells Fargo stockholders' equity	Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Cumulative other comprehensive income	Treasury stock	Unearned ESOP shares	Noncontrolling interests	Total
Beginning Balance at Dec. 31, 2006
Cumulative effect from change in accounting for post retirement benefits	(20)				(20)					(20)
Adjustment for change of measurement date related to pension and other postretirement benefits	(8)				(8)					(8)
Ending Balance at Dec. 31, 2007	47,600				38,942					47,886
Beginning Balance at Dec. 31, 2007 (Previously Reported)	47,628	450	5,788	8,212	38,970	725	(6,035)	(482)	286	47,914
Shares, Beginning Balance at Dec. 31, 2007 (Previously Reported)		449,804	3,297,102,208
Beginning Balance at Dec. 31, 2007	47,600	450	5,788	8,212	38,942	725	(6,035)	(482)	286	47,886
Shares, Beginning Balance at Dec. 31, 2007		449,804	3,297,102,208
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities					53	(53)
Effect of change in accounting for noncontrolling interests	(3,716)			(3,716)					3,716
Comprehensive income:
Net income	2,655				2,655					2,655
Noncontrolling interests									43	43
Other comprehensive income, net of tax:
Translation adjustments	(58)					(58)				(58)
Securities available for sale:
Net unrealized gains (losses) on securities available for sale	(6,610)					(6,610)				(6,610)
Net unrealized gains (losses) on derivatives and hedging activities	436					436				436
Unamortized gains under defined benefit plans, net of amortization	(1,362)					(1,362)				(1,362)
Total comprehensive income	(4,939)								43	(4,896)
Noncontrolling interests:
Noncontrolling interests									2,903	2,903
Common stock issued	14,171		781	11,555	(456)		2,291			14,171
Common stock issued, shares			538,877,525
Common stock issued for acquisitions	14,601		704	13,689			208			14,601
Common stock issued for acquisitions, shares			429,084,786
Common stock repurchased	(1,623)						(1,623)			(1,623)
Common stock repurchased, shares			(52,154,513)
Preferred stock issued	22,674	22,674								22,674
Preferred stock issued, shares		25,000
Preferred stock issued for acquisitions value	8,071	8,071								8,071
Preferred stock issued for acquisitions, shares		9,566,921
Preferred stock issued to ESOP		521		30				(551)
Preferred stock issued to ESOP, shares		520,500
Preferred stock released by ESOP	451			(27)				478		451
Preferred stock converted to common shares		(451)		(61)			512
Preferred stock converted to common shares, shares		(450,404)	15,720,883
Common stock warrants repurchased	2,326			2,326						2,326
Common stock dividends	(4,312)				(4,312)					(4,312)
Preferred stock dividends and accretion	(219)	67			(286)					(219)
Tax benefit upon exercise of stock options	123			123						123
Stock incentive compensation expense	177			177						177
Net change in deferred compensation and related plans	24			43			(19)			24
Other	(41)			(41)						(41)
Net change	51,484	30,882	1,485	27,814	(2,399)	(7,594)	1,369	(73)	2,946	54,430
Net change, shares		9,662,017	931,528,681
Ending Balance at Dec. 31, 2008	95,368	31,332	7,273	32,310	36,596	(6,922)	(4,666)	(555)	6,948	102,316
Shares, Ending Balance at Dec. 31, 2008		10,111,821	4,228,630,889
Beginning Balance at Dec. 31, 2008 (Previously Reported)	99,084	31,332	7,273	36,026	36,543	(6,869)	(4,666)	(555)	3,232	102,316
Shares, Beginning Balance at Dec. 31, 2008 (Previously Reported)		10,111,821	4,228,630,889
Beginning Balance at Dec. 31, 2008	95,368	31,332	7,273	32,310	36,596	(6,922)	(4,666)	(555)	6,948	102,316
Shares, Beginning Balance at Dec. 31, 2008		10,111,821	4,228,630,889
Comprehensive income:
Net income	12,275				12,275					12,275
Noncontrolling interests									392	392
Other comprehensive income, net of tax:
Translation adjustments	73					73			(7)	66
Securities available for sale:
Net unrealized gains (losses) on securities available for sale	9,806					9,806			5	9,811
Net unrealized gains (losses) on derivatives and hedging activities	(221)					(221)				(221)
Unamortized gains under defined benefit plans, net of amortization	273					273				273
Total comprehensive income	22,206								390	22,596
Noncontrolling interests:
Purchase of Prudential's noncontrolling interest	1,440			1,440					(4,500)	(4,500)
All other	(79)			(79)					(265)	(344)
Common stock issued	21,976		1,470	19,111	(898)		2,293			21,976
Common stock issued, shares			953,285,636
Common stock repurchased	(220)						(220)			(220)
Common stock repurchased, shares			(8,274,015)
Preferred stock redeemed	(25,000)	(25,000)								(25,000)
Preferred stock redeemed, shares		(25,000)
Preferred stock released by ESOP	106			(7)				113		106
Preferred stock converted to common shares		(106)		(54)			160
Preferred stock converted to common shares, shares		(105,881)	4,982,083
Common stock dividends	(2,125)				(2,125)					(2,125)
Preferred stock dividends and accretion	(2,026)	2,259			(4,285)					(2,026)
Tax benefit upon exercise of stock options	18			18						18
Stock incentive compensation expense	245			245						245
Net change in deferred compensation and related plans	(123)			(106)			(17)			(123)
Net change	16,418	(22,847)	1,470	20,568	4,967	9,931	2,216	113	(4,375)	12,043
Net change, shares		(130,881)	949,993,704
Ending Balance at Dec. 31, 2009	111,786	8,485	8,743	52,878	41,563	3,009	(2,450)	(442)	2,573	114,359
Shares, Ending Balance at Dec. 31, 2009		9,980,940	5,178,624,593
Beginning Balance at Dec. 31, 2009 (Previously Reported)	111,786	8,485	8,743	52,878	41,563	3,009	(2,450)	(442)	2,573	114,426
Shares, Beginning Balance at Dec. 31, 2009 (Previously Reported)		9,980,940	5,178,624,593
Beginning Balance at Dec. 31, 2009	111,786	8,485	8,743	52,878	41,563	3,009	(2,450)	(442)	2,573	114,359
Shares, Beginning Balance at Dec. 31, 2009		9,980,940	5,178,624,593
Cumulative effect from change in accounting for VIE's	183				183					183
Cumulative effect from change in accounting for embedded credit derivatives	(28)				(28)					(28)
Comprehensive income:
Net income	12,362				12,362					12,362
Noncontrolling interests									301	301
Other comprehensive income, net of tax:
Translation adjustments	45					45			12	57
Securities available for sale:
Net unrealized gains (losses) on securities available for sale	1,525					1,525			13	1,538
Net unrealized gains (losses) on derivatives and hedging activities	89					89				89
Unamortized gains under defined benefit plans, net of amortization	70					70				70
Total comprehensive income	14,091								326	14,417
Noncontrolling interests:
Noncontrolling interests	0			0					(1,418)	(1,418)
Common stock issued	1,375		27	375	(376)		1,349			1,375
Common stock issued, shares			58,375,566
Common stock repurchased	(91)						(91)			(91)
Common stock repurchased, shares			(3,010,451)
Preferred stock issued to ESOP		1,000		80				(1,080)
Preferred stock issued to ESOP, shares		1,000,000
Preferred stock released by ESOP	796			(63)				859		796
Preferred stock converted to common shares		(796)	17	212			567
Preferred stock converted to common shares, shares		(795,637)	28,293,520
Common stock warrants repurchased	(545)			(545)						(545)
Common stock dividends	(1,045)			4	(1,049)					(1,045)
Preferred stock dividends	(737)	0			(737)					(737)
Tax benefit upon exercise of stock options	97			97						97
Stock incentive compensation expense	436			436						436
Net change in deferred compensation and related plans	90			(48)			138			90
Net change	14,622	204	44	548	10,355	1,729	1,963	(221)	(1,092)	13,530
Net change, shares		204,363	83,658,635
Ending Balance at Dec. 31, 2010	$ 126,408	$ 8,689	$ 8,787	$ 53,426	$ 51,918	$ 4,738	$ (487)	$ (663)	$ 1,481	$ 127,889
Shares, Ending Balance at Dec. 31, 2010		10,185,303	5,262,283,228

Consolidated Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income before noncontrolling interests	$ 12,663	$ 12,667	$ 2,698
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	15,753	21,668	15,979
Changes in fair value of MSRs (residential), MHFS and LHFS carried at fair value	(1,025)	(20)	3,789
Depreciation and amortization	1,924	2,841	1,669
Other net losses (gains)	1,345	(3,867)	2,065
Preferred stock released to ESOP	796	106	451
Stock incentive compensation expense	436	245	177
Excess tax benefits related to stock option payments	(98)	(18)	(121)
Originations of MHFS	(370,175)	(414,299)	(213,498)
Proceeds from sales of and principal collected on mortgages originated for sale	355,325	399,261	220,254
Originations of LHFS	(4,596)	(10,800)
Proceeds from sales of and principal collected on LHFS	17,828	20,276
Purchases of LHFS	(7,470)	(8,614)
Net change in:
Trading assets	12,356	13,983	(3,045)
Deferred income taxes	4,287	9,453	(1,642)
Accrued interest receivable	1,051	(293)	(2,676)
Accrued interest payable	(268)	(1,028)	1,634
Other assets, net	(19,631)	(15,018)	(21,578)
Other accrued expenses and liabilities, net	(1,729)	2,070	(10,944)
Net cash provided (used) by operating activities	18,772	28,613	(4,788)
Cash flows from investing activities:
Net change in Federal funds sold securities purchased under resale agreements and other short term investments	(39,752)	8,548	51,049
Securities available for sale:
Sales proceeds	8,668	53,038	60,806
Prepayments and maturities	47,919	38,811	24,317
Purchases	(53,466)	(95,285)	(105,341)
Loans:
Loans originated by banking subsidiaries, net of principal collected	15,869	52,240	(54,815)
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	6,517	6,162	1,988
Purchases (including participations) of loans by banking subsidiaries	(2,297)	(3,363)	(5,513)
Principal collected on nonbank entities' loans	15,560	14,428	21,846
Loans originated by nonbank entities	(10,836)	(9,961)	(19,973)
Net cash acquired from (paid for) acquisitions	(36)	(138)	11,203
Proceeds from sales of foreclosed assets	5,444	3,759	1,746
Changes in MSRs from purchases and sales	(65)	(10)	92
Other, net	2,800	3,556	(5,566)
Net cash provided (used) by investing activities	(3,675)	71,785	(18,161)
Cash flows from financing activities:
Net change in: Deposits	23,924	42,473	7,697
Net change in short-term borrowings	11,308	(69,108)	(14,888)
Long-term debt:
Proceeds from issuance	3,489	8,396	35,701
Repayment	(63,317)	(66,260)	(29,859)
Preferred stock:
Proceeds from issuance	0		22,674
Redeemed	0	(25,000)
Cash dividends paid	(737)	(2,178)
Common stock:
Proceeds from issuance	1,375	21,976	14,171
Repurchased	(91)	(220)	(1,623)
Cash dividends paid	(1,045)	(2,125)	(4,312)
Stock warrants:
Proceeds from issuance			2,326
Repurchased	(545)
Excess tax benefits related to stock option payments	98	18	121
Change in noncontrolling interests:
Purchase of Prudential's noncontrolling interest	0	(4,500)
Other, net	(592)	(553)	(53)
Net cash provided (used) by financing activities	(26,133)	(97,081)	31,955
Net change in cash and due from banks	(11,036)	3,317	9,006
Cash and due from banks at beginning of year	27,080	23,763	14,757
Cash and due from banks at end of year	16,044	27,080	23,763
Supplemental cash flow disclosures:
Cash paid for interest	8,307	10,978	8,121
Cash paid for income taxes	$ 1,187	$ 3,042	$ 2,554

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1: Summary of Significant Accounting Policies
Wells Fargo & Company is a nation-wide diversified, community-based financial services company. We provide banking, insurance, investments, mortgage banking, investment banking, retail banking, brokerage, and consumer finance through banking stores, the internet and other distribution channels to consumers, businesses and institutions in all 50 states, the District of Columbia, and in other countries. When we refer to “Wells Fargo,” “the Company,” “we,” “our” or “us” in this Form 10-K, we mean Wells Fargo & Company and Subsidiaries (consolidated). Wells Fargo & Company (the Parent) is a financial holding company and a bank holding company. We also hold a majority interest in a real estate investment trust, which has publicly traded preferred stock outstanding.
     Our accounting and reporting policies conform with U.S. generally accepted accounting principles (GAAP) and practices in the financial services industry. To prepare the financial statements in conformity with GAAP, management must make estimates based on assumptions about future economic and market conditions (for example, unemployment, market liquidity, real estate prices, etc.) that affect the reported amounts of assets and liabilities at the date of the financial statements and income and expenses during the reporting period and the related disclosures. Although our estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Management has made significant estimates in several areas, including other-than-temporary impairment (OTTI) on investment securities (Note 5), allowance for credit losses and purchased credit-impaired (PCI) loans (Note 6), valuations of residential mortgage servicing rights (MSRs) (Notes 8 and 9) and financial instruments (Note 16), liability for mortgage loan repurchase losses (Note 9) and income taxes (Note 20). Actual results could differ from those estimates.
     On December 31, 2008, Wells Fargo acquired Wachovia Corporation (Wachovia). Because the acquisition was completed at the end of 2008, Wachovia’s results of operations are included in the income statement and average balances beginning in 2009. Wachovia’s assets and liabilities are included in the consolidated balance sheet beginning on December 31, 2008. The accounting policies of Wachovia have been conformed to those of Wells Fargo as described herein.
     On January 1, 2009, the Company adopted new accounting guidance on noncontrolling interests on a retrospective basis. Accordingly, prior period information reflects the adoption. The guidance requires that noncontrolling interests be reported as a component of total equity. In addition, the consolidated income statement must disclose amounts attributable to both Wells Fargo interests and the noncontrolling interests.
Accounting Standards Adopted in 2010
In first quarter 2010, we adopted the following accounting updates to the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC or Codification):
•	Accounting Standards Update (ASU or Update) 2010-6, Improving Disclosures about Fair Value Measurements;
•	ASU 2009-16, Accounting for Transfers of Financial Assets (Statement of Financial Accounting Standards (FAS) 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140);
•	ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities (FAS 167, Amendments to FASB Interpretation No. 46(R)); and
•	ASU 2010-10, Amendments for Certain Investment Funds.
     In third quarter 2010, we adopted the following new accounting guidance:
•	ASU 2010-18, Effect of a Loan Modification When the Loan is Part of a Pool That is Accounted for as a Single Asset; and
•	ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives.
     In fourth quarter 2010, we adopted the following new accounting guidance:
•	ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.
     Information about these accounting updates is further described in more detail below.
ASU 2010-6 amends the disclosure requirements for fair value measurements. Companies are now required to disclose significant transfers in and out of Levels 1 and 2 of the fair value hierarchy, whereas the previous rules only required the disclosure of transfers in and out of Level 3. Additionally, in the rollforward of Level 3 activity, companies must present information on purchases, sales, issuances, and settlements on a gross basis rather than on a net basis. The Update also clarifies that fair value measurement disclosures should be presented for each class of assets and liabilities. A class is typically a subset of a line item in the statement of financial position. Companies should also provide information about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring instruments classified as either Level 2 or Level 3. We adopted this guidance in first quarter 2010 with prospective application, except for the new requirement related to the Level 3 rollforward. Gross presentation in the Level 3 rollforward is effective for us in first quarter 2011 with prospective application. Our adoption of the Update did not affect our consolidated financial statement results since it amends only the disclosure requirements for fair value measurements.
ASU 2009-16 (FAS 166) modifies certain guidance contained in ASC 860, Transfers and Servicing. This pronouncement eliminates the concept of qualifying special purpose entities (QSPEs) and provides additional criteria transferors must use to evaluate transfers of financial assets. The Update also requires that any assets or liabilities retained from a transfer accounted for as a sale must be initially recognized at fair value. We adopted this guidance in first quarter 2010 with prospective application for transfers that occurred on and after January 1, 2010.
ASU 2009-17 (FAS 167) amends several key consolidation provisions related to variable interest entities (VIEs), which are included in ASC 810, Consolidation. The scope of the new guidance includes entities that were previously designated as QSPEs. The Update also changes the approach companies must use to identify VIEs for which they are deemed to be the primary beneficiary and are required to consolidate. Under the new guidance, a VIE’s primary beneficiary is the entity that has the power to direct the VIE’s significant activities, and has an obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. The Update also requires companies to continually reassess whether they are the primary beneficiary of a VIE, whereas the previous rules only required reconsideration upon the occurrence of certain triggering events. We adopted this guidance in first quarter 2010, which resulted in the consolidation of  $18.6 billion of incremental assets onto our consolidated balance sheet and a  $183 million increase to beginning retained earnings as a cumulative effect adjustment.
     We also elected the fair value option for those newly consolidated VIEs for which our interests, prior to January 1, 2010, were predominantly carried at fair value with changes in fair value recorded to earnings. Accordingly, the fair value option was elected to effectively continue fair value accounting through earnings for those interests. Conversely, we did not elect the fair value option for those newly consolidated VIEs that did not share these characteristics. At January 1, 2010, the fair value of loans and long-term debt for which we elected the fair value option was  $1.0 billion and  $1.0 billion, respectively. The incremental impact of electing the fair value option (compared to not electing) on the cumulative effect adjustment to retained earnings was an increase of  $15 million. See Notes 8 and 16 for additional information.
ASU 2010-10 amends consolidation accounting guidance to defer indefinitely the application of ASU 2009-17 to certain investment funds. The amendment was effective for us in first quarter 2010. As a result, we did not consolidate any investment funds upon adoption of ASU 2009-17.
ASU 2010-18 provides guidance for modified PCI loans that are accounted for within a pool. Under the new guidance, modified PCI loans should not be removed from a pool even if those loans would otherwise be deemed troubled debt restructurings (TDRs). The Update also clarifies that entities should consider the impact of modifications on a pool of PCI loans when evaluating that pool for impairment. These accounting changes were effective for us in third quarter 2010. Our adoption of the Update did not affect our consolidated financial statement results, as the new guidance is consistent with our previous accounting practice.
ASU 2010-11 provides guidance clarifying when entities should evaluate embedded credit derivative features in financial instruments issued from structures such as collateralized debt obligations (CDOs) and synthetic CDOs. The Update clarifies that bifurcation and separate accounting is not required for embedded credit derivative features that are only related to the transfer of credit risk that occurs when one financial instrument is subordinate to another. Embedded derivatives related to other types of credit risk must be analyzed to determine the appropriate accounting treatment. The guidance also allows companies to elect fair value option upon adoption for any investment in a beneficial interest in securitized financial assets. By making this election, companies would not be required to evaluate whether embedded credit derivative features exist for those interests. This guidance was effective for us in third quarter 2010. In conjunction with our adoption of this standard, we recorded a  $28 million decrease to beginning retained earnings as a cumulative effect adjustment.
ASU 2010-20 requires enhanced disclosures for the allowance for credit losses and financing receivables, which include certain loans and long-term accounts receivable. Companies are required to disaggregate credit quality information, including receivables on nonaccrual status and aging of past due receivables by class of financing receivable, and roll forward the allowance for credit losses by portfolio segment. Portfolio segment is the level at which an entity develops and documents a systematic method to determine its allowance for credit losses. Class of financing receivable is generally a disaggregation of portfolio segment. This guidance was effective for us in fourth quarter 2010 with prospective application. Companies must also provide supplemental information on the nature and extent of TDRs and their effect on the allowance for credit losses. Under ASU 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20, these TDR disclosures have been deferred to coincide with a separate FASB TDR project, with an expected effective date in second quarter 2011. Our adoption did not affect our consolidated financial statement results since it amends only the disclosure requirements for financing receivables and the allowance for credit losses.
Consolidation
Our consolidated financial statements include the accounts of the Parent and our majority-owned subsidiaries and VIEs (defined below) in which we are the primary beneficiary. Significant intercompany accounts and transactions are eliminated in consolidation. If we own at least 20% of an entity, we generally account for the investment using the equity method. If we own less than 20% of an entity, we generally carry the investment at cost, except marketable equity securities, which we carry at fair value with changes in fair value included in other comprehensive income (OCI). Investments accounted for under the equity or cost method are included in other assets.
     We are a variable interest holder in certain special-purpose entities (SPEs) in which equity investors do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties (referred to as VIEs). Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s assets. We consolidate a VIE if we are the primary beneficiary, defined as the party that has both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. A variable interest is a contractual, ownership or other interest that changes with changes in the fair value of the VIE’s net assets. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an on-going basis.
Trading Assets
Trading assets are primarily securities, including corporate debt, U.S. government agency obligations and other securities that we acquire for short-term appreciation or other trading purposes, and the fair value of derivatives held for customer accommodation purposes or risk mitigation and hedging. Interest-only strips and other retained interests in securitizations that can be contractually prepaid or otherwise settled in a way that the holder would not recover substantially all of its recorded investment are classified as trading assets. Trading assets are carried at fair value, with realized and unrealized gains and losses recorded in noninterest income.
Securities
SECURITIES AVAILABLE FOR SALE Debt securities that we might not hold until maturity and marketable equity securities are classified as securities available for sale and reported at fair value. Unrealized gains and losses, after applicable taxes, are reported in cumulative OCI. Fair value measurement is based upon quoted prices in active markets, if available. If quoted prices in active markets are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions and market liquidity. See Note 16 for more information on fair value measurement of our securities.
     We conduct OTTI analysis on a quarterly basis or more often if a potential loss-triggering event occurs. The initial indicator of OTTI for both debt and equity securities is a decline in market value below the amount recorded for an investment and the severity and duration of the decline.
     For a debt security for which there has been a decline in the fair value below amortized cost basis, we recognize OTTI if we (1) have the intent to sell the security, (2) it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis, or (3) we do not expect to recover the entire amortized cost basis of the security.
     Estimating recovery of the amortized cost basis of a debt security is based upon an assessment of the cash flows expected to be collected. If the cash flows expected to be collected are less than amortized cost, OTTI is considered to have occurred. In performing an assessment of the cash flows expected to be collected, we consider all relevant information including:
•	the length of time and the extent to which the fair value has been less than the amortized cost basis;
•	the historical and implied volatility of the fair value of the security;
•	the cause of the price decline, such as the general level of interest rates or adverse conditions specifically related to the security, an industry or a geographic area;
•	the issuer’s financial condition, near-term prospects and ability to service the debt;
•	the payment structure of the debt security and the likelihood of the issuer being able to make payments that increase in the future;
•	for asset-backed securities, the credit performance of the underlying collateral, including delinquency rates, level of non-performing assets, cumulative losses to date, collateral value and the remaining credit enhancement compared with expected credit losses;
•	any change in rating agencies’ credit ratings at evaluation date from acquisition date and any likely imminent action;
•	independent analyst reports and forecasts, sector credit ratings and other independent market data; and
•	recoveries or additional declines in fair value subsequent to the balance sheet date.
     If we intend to sell the security, or if it is more likely than not we will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the entire difference between the amortized cost basis and fair value of the security. For debt securities that are considered other-than-temporarily impaired that we do not intend to sell or it is more likely than not that we will not be required to sell before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in OCI. The measurement of the credit loss component is equal to the difference between the debt security’s cost basis and the present value of its expected future cash flows discounted at the security’s effective yield. The remaining difference between the security’s fair value and the present value of future expected cash flows is due to factors that are not credit-related and, therefore, are recognized in OCI. We believe that we will fully collect the carrying value of securities on which we have recorded a non-credit-related impairment in OCI.
     We hold investments in perpetual preferred securities (PPS) that are structured in equity form, but have many of the characteristics of debt instruments, including periodic cash flows in the form of dividends, call features, ratings that are similar to debt securities and pricing like long-term callable bonds.
     Because of the hybrid nature of these securities, we evaluate PPS for OTTI using a model similar to the model we use for debt securities as described above. Among the factors we consider in our evaluation of PPS are whether there is any evidence of deterioration in the credit of the issuer as indicated by a decline in cash flows or a rating agency downgrade to below investment grade and the estimated recovery period. Additionally, in determining if there was evidence of credit deterioration, we evaluate: (1) the severity of decline in market value below cost, (2) the period of time for which the decline in fair value has existed, and (3) the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. We consider PPS to be other-than-temporarily impaired if cash flows expected to be collected are insufficient to recover our investment or if we no longer believe the security will recover within the estimated recovery period. None of our investments in PPS that have not been impaired have been downgraded below investment grade subsequent to purchase, and we believe that there are no factors to suggest that we will not fully realize our investment in these instruments over a reasonable recovery period. OTTI write-downs of PPS are recognized in earnings equal to the difference between the cost basis and fair value of the security.
     For marketable equity securities other than PPS, OTTI evaluations focus on whether evidence exists that supports recovery of the unrealized loss within a timeframe consistent with temporary impairment. This evaluation considers the severity of and length of time fair value is below cost, our intent and ability to hold the security until forecasted recovery of the fair value of the security, and the investee’s financial condition, capital strength, and near-term prospects.
     The securities portfolio is an integral part of our asset/liability management process. We manage these investments to provide liquidity, manage interest rate risk and maximize portfolio yield within capital risk limits approved by management and the Board of Directors and monitored by the Corporate Asset/Liability Management Committee (Corporate ALCO). We recognize realized gains and losses on the sale of these securities in noninterest income using the specific identification method.
     Unamortized premiums and discounts are recognized in interest income over the contractual life of the security using the interest method. As principal repayments are received on securities (i.e., primarily mortgage-backed securities (MBS)) a proportionate amount of the related premium or discount is recognized in income so that the effective interest rate on the remaining portion of the security continues unchanged.
NONMARKETABLE EQUITY SECURITIES Nonmarketable equity securities include venture capital equity securities that are not publicly traded and securities acquired for various purposes, such as to meet regulatory requirements (for example, Federal Reserve Bank and Federal Home Loan Bank (FHLB) stock). These securities are accounted for under the cost or equity method and are included in other assets. We review those assets accounted for under the cost or equity method at least quarterly for possible OTTI. Our review typically includes an analysis of the facts and circumstances of each investment, the expectations for the investment’s cash flows and capital needs, the viability of its business model and our exit strategy. We reduce the asset value when we consider declines in value to be other than temporary. We recognize the estimated loss as a loss from equity investments in noninterest income.
     Nonmarketable equity securities also include principal investments, which include certain public equity and non-public securities and certain investments in private equity funds. Principal investments are recorded at fair value with realized and unrealized gains and losses included in gains and losses from equity investments in noninterest income and are included in other assets on the balance sheet. In situations where a portion of an investment in a non-public security or fund is sold, we recognize a realized gain or loss on the portion sold and an unrealized gain or loss on the portion retained.
Securities Purchased and Sold Agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financing transactions and are recorded at the acquisition or sale price plus accrued interest. It is our policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. We monitor the market value of securities purchased and sold, and obtain collateral from or return it to counterparties when appropriate. These financing transactions do not create material credit risk given the collateral provided and the related monitoring process.
Mortgages Held for Sale
Mortgages held for sale (MHFS) include commercial and residential mortgages originated for sale and securitization in the secondary market, which is our principal market, or for sale as whole loans. We elect the fair value option for substantially all residential MHFS (see Note 16). The remaining residential MHFS are held at the lower of cost or market value (LOCOM), and are valued on an aggregate portfolio basis. Commercial MHFS are held at LOCOM and are valued on an individual loan basis.
     Gains and losses on MHFS are recorded in mortgage banking noninterest income. Direct loan origination costs and fees for MHFS under fair value option are recognized in mortgage banking noninterest income at origination. For MHFS recorded at LOCOM, loan costs and fees are deferred at origination and are recognized in mortgage banking noninterest income at time of sale. Interest income on MHFS for which the fair value option is elected is calculated based upon the note rate of the loan and is recorded to interest income.
     Our lines of business are authorized to originate held-for-investment loans that meet or exceed established loan product profitability criteria, including minimum positive net interest margin spreads in excess of funding costs. When a determination is made at the time of commitment to originate loans as held for investment, it is our intent to hold these loans to maturity or for the “foreseeable future,” subject to periodic review under our corporate asset/liability management process. In determining the “foreseeable future” for these loans, management considers (1) the current economic environment and market conditions, (2) our business strategy and current business plans, (3) the nature and type of the loan receivable, including its expected life, and (4) our current financial condition and liquidity demands. Consistent with our core banking business of managing the spread between the yield on our assets and the cost of our funds, loans are periodically reevaluated to determine if our minimum net interest margin spreads continue to meet our profitability objectives. If subsequent changes in interest rates significantly impact the ongoing profitability of certain loan products, we may subsequently change our intent to hold these loans, and we would take actions to sell such loans in response to the Corporate ALCO directives to reposition our balance sheet because of the changes in interest rates. These directives identify both the type of loans to be sold and the weighted average coupon rate of such loans no longer meeting our ongoing investment criteria. Upon the issuance of such directives, we immediately transfer these loans to the MHFS portfolio at LOCOM.
Loans Held for Sale
Loans held for sale (LHFS) are carried at LOCOM or at fair value for certain portfolios that we intend to hold for trading purposes. Generally, consumer loans are valued on an aggregate portfolio basis, and commercial loans are valued on an individual loan basis. Gains and losses on LHFS are recorded in other noninterest income. For LHFS recorded at LOCOM, direct loan origination costs and fees are deferred at origination and are recognized in other noninterest income at time of sale. For loans recorded at fair value, direct loan origination costs and fees are recorded in other noninterest income at origination. The fair value of LHFS is based on what secondary markets are currently offering for portfolios with similar characteristics, and related gains and losses are recorded in noninterest income.
Loans
Loans are reported at their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans and unamortized premiums or discounts on purchased loans. PCI loans are reported net of any remaining purchase accounting adjustments. See the “Purchased Credit-Impaired Loans” section in this Note for our accounting policy for PCI loans.
     Unearned income, deferred fees and costs, and discounts and premiums are amortized to interest income over the contractual life of the loan using the interest method. Loan commitment fees are generally deferred and amortized into noninterest income on a straight-line basis over the commitment period.
     Loans also include direct financing leases that are recorded at the aggregate of minimum lease payments receivable plus the estimated residual value of the leased property, less unearned income. Leveraged leases, which are a form of direct financing leases, are recorded net of related nonrecourse debt. Leasing income is recognized as a constant percentage of outstanding lease financing balances over the lease terms in interest income.
NONACCRUAL AND PAST DUE LOANS We generally place loans on nonaccrual status when:
•	the full and timely collection of interest or principal becomes uncertain;
•	they are 90 days (120 days with respect to real estate 1-4 family first and junior lien mortgages) past due for interest or principal, unless both well-secured and in the process of collection; or
•	part of the principal balance has been charged off and no restructuring has occurred.
     PCI loans are written down at acquisition to fair value using an estimate of cash flows deemed to be collectible. Accordingly, such loans are no longer classified as nonaccrual even though they may be contractually past due because we expect to fully collect the new carrying values of such loans (that is, the new cost basis arising out of purchase accounting).
     When we place a loan on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and amortization of any net deferred fees is suspended. A loan will remain in accruing status provided it is both well-secured and in the process of collection. If the ultimate collectability of a loan is in doubt and the loan is on nonaccrual, the cost recovery method is used and cash collected is applied to first reduce the principal outstanding. Generally, we return a loan to accrual status when all delinquent interest and principal become current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.
     For modified loans, we underwrite at the time of a restructuring to determine if there is sufficient evidence of sustained repayment capacity based on the borrower’s financial strength, including documented income, debt to income ratios and other factors. If the borrower has demonstrated performance under the previous terms and the underwriting process shows the capacity to continue to perform under the restructured terms, the loan will remain in accruing status. When a loan classified as a TDR performs in accordance with its modified terms, the loan either continues to accrue interest (for performing loans) or will return to accrual status after the borrower demonstrates a sustained period of performance (generally six consecutive months of payments, or equivalent, inclusive of consecutive payments made prior to the modification). Loans will be placed on nonaccrual status and a corresponding charge-off is recorded if we believe it is probable that principal and interest contractually due under the modified terms of the agreement will not be collectible.
     Generally, consumer loans not secured by real estate or autos are placed on nonaccrual status only when part of the principal has been charged off. Loans are fully charged off or charged down to net realizable value (fair value of collateral less estimated costs to sell) when deemed uncollectible due to bankruptcy or other factors, or when they reach a defined number of days past due based on loan product, industry practice, country, terms and other factors.
     Our loans are considered past due when contractually required principal or interest payments have not been made on the due dates.
LOAN CHARGE-OFF POLICIES For commercial loans, we generally fully charge off or charge down to net realizable value for loans secured by collateral when:
•	management judges the loan to be uncollectible;
•	repayment is deemed to be protracted beyond reasonable time frames;
•	the loan has been classified as a loss by either our internal loan review process or our banking regulatory agencies;
•	the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or
•	the loan is 180 days past due unless both well-secured and in the process of collection.
For consumer loans, our charge-off policies are as follows:
•	1-4 family first and junior lien mortgages – We generally charge down to net realizable value when the loan is 180 days past due.
•	Auto loans – We generally fully charge off when the loan is 120 days past due.
•	Credit card loans – We generally fully charge off when the loan is 180 days past due.
•	Unsecured loans (closed end) – We generally charge off when the loan is 120 days past due.
•	Unsecured loans (open end) – We generally charge off when the loan is 180 days past due.
•	Other secured loans – We generally fully or partially charge down to net realizable value when the loan is 120 days past due.
IMPAIRED LOANS We consider a loan to be impaired when, based on current information and events, we determine that we will not be able to collect all amounts due according to the loan contract, including scheduled interest payments. Our impaired loans include commercial and industrial, commercial real estate (CRE), and foreign loans on nonaccrual status for which we determine that we will not be able to collect all amounts due and consumer, commercial and industrial, CRE, and foreign loans modified in a TDR, on both accrual and nonaccrual status.
     When we identify a loan as impaired, we measure the impairment based on the present value of expected future cash flows, discounted at the loan’s effective interest rate. When collateral is the sole source of repayment for the loan, we may measure impairment based on the fair value of the collateral. If foreclosure is probable, we use the current fair value of the collateral less selling costs, instead of discounted cash flows.
     If we determine that the value of an impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), we recognize impairment. When the value of an impaired loan is calculated by discounting expected cash flows, interest income is recognized using the loan’s effective interest rate over the remaining life of the loan.
TROUBLED DEBT RESTRUCTURINGS (TDRs) In situations where, for economic or legal reasons related to a borrower’s financial difficulties, we grant a concession for other than an insignificant period of time to the borrower that we would not otherwise consider, the related loan is classified as a TDR. We strive to identify borrowers in financial difficulty early and work with them to modify their loan to more affordable terms before it reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, term extensions, payment forbearance and other actions intended to minimize our economic loss and to avoid foreclosure or repossession of the collateral. For modifications where we forgive principal, the entire amount of such principal forgiveness is immediately charged off. Loans classified as TDRs are considered impaired loans.
PURCHASED CREDIT-IMPAIRED (PCI) LOANS Loans acquired in a transfer, including business combinations, where there is evidence of credit deterioration since origination and it is probable at the date of acquisition that we will not collect all contractually required principal and interest payments are accounted for as PCI loans. PCI loans are initially recorded at fair value, which includes estimated future credit losses expected to be incurred over the life of the loan. Accordingly, the historical allowance for credit losses related to these loans is not carried over. Some loans that otherwise meet the definition as credit-impaired are specifically excluded from the PCI loan portfolios, such as revolving loans where the borrower still has revolving privileges.
     Evidence of credit quality deterioration as of the purchase date may include statistics such as past due and nonaccrual status, commercial risk ratings, recent borrower credit scores and recent loan-to-value percentages. Generally, acquired loans that meet our definition for nonaccrual status are considered to be credit-impaired.
     Substantially all commercial and industrial, CRE and foreign PCI loans are accounted for as individual loans. Conversely, Pick-a-Pay and other consumer PCI loans have been aggregated into several pools based on common risk characteristics. Each pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.
     Accounting for PCI loans involves estimating fair value, at acquisition, using the principal and interest cash flows expected to be collected discounted at the prevailing market rate of interest. The excess of cash flows expected to be collected over the carrying value (estimated fair value at acquisition date) is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pool of loans, in situations where there is a reasonable expectation about the timing and amount of cash flows to be collected. The difference between contractually required payments and the cash flows expected to be collected at acquisition, considering the impact of prepayments, is referred to as the nonaccretable difference.
     Subsequent to acquisition, we regularly evaluate our estimates of cash flows expected to be collected. If we have probable decreases in cash flows expected to be collected (other than due to decreases in interest rate indices and changes in prepayment assumptions), we charge the provision for credit losses, resulting in an increase to the allowance for loan losses. If we have probable and significant increases in cash flows expected to be collected, we first reverse any previously established allowance for loan losses and then increase interest income as a prospective yield adjustment over the remaining life of the loan, or pool of loans. Estimates of cash flows are impacted by changes in interest rate indices for variable rate loans and prepayment assumptions, both of which are treated as prospective yield adjustments included in interest income.
     Resolutions of loans may include sales of loans to third parties, receipt of payments in settlement with the borrower, or foreclosure of the collateral. For individual PCI loans, gains or losses on sales to third parties are included in noninterest income and gains or losses as a result of a settlement with the borrower are included in interest income. Our policy is to remove an individual loan from a pool based on comparing the amount received from its resolution with its contractual amount. Any difference between these amounts is absorbed by the nonaccretable difference for the entire pool. This removal method assumes that the amount received from resolution approximates pool performance expectations. The remaining accretable yield balance is unaffected and any material change in remaining effective yield caused by this removal method is addressed by our quarterly cash flow evaluation process for each pool. For loans that are resolved by payment in full, there is no release of the nonaccretable difference for the pool because there is no difference between the amount received at resolution and the contractual amount of the loan. Modified PCI loans are not removed from a pool even if those loans would otherwise be deemed TDRs. Modified PCI loans that are accounted for individually are considered TDRs, and removed from PCI accounting if there has been a concession granted in excess of the original nonaccretable difference.
FORECLOSED ASSETS Foreclosed assets obtained through our lending activities primarily include real estate. These assets are recorded at net realizable value with a charge to the allowance for credit losses at foreclosure. We allow up to 90 days after foreclosure to finalize determination of net realizable value. Thereafter, changes in net realizable value are recorded to noninterest expense. The net realizable value of these assets is reviewed and updated periodically depending on the type of property.
ALLOWANCE FOR CREDIT LOSSES The allowance for credit losses, which consists of the allowance for loan losses and the allowance for unfunded credit commitments, is management’s estimate of credit losses inherent in the loan portfolio at the balance sheet date.
Securitizations and Beneficial Interests
In certain asset securitization transactions that meet the applicable criteria to be accounted for as a sale, assets are sold to an entity referred to as an SPE, which then issues beneficial interests in the form of senior and subordinated interests collateralized by the assets. In some cases, we may retain up to 90% of the beneficial interests issued by the entity. Additionally, from time to time, we may also re-securitize certain assets in a new securitization transaction.
     The assets and liabilities transferred to an SPE are excluded from our consolidated balance sheet if the transfer qualifies as a sale and we are not required to consolidate the SPE.
     For transfers of financial assets recorded as sales, we recognize and initially measure at fair value all assets obtained (including beneficial interests) and liabilities incurred. We record a gain or loss in other fee income for the difference between the carrying amount and the fair value of the assets sold. Fair values are based on quoted market prices, quoted market prices for similar assets, or if market prices are not available, then the fair value is estimated using discounted cash flow analyses with assumptions for credit losses, prepayments and discount rates that are corroborated by and independently verified against market observable data, where possible. Retained interests from securitizations with off-balance sheet entities, including SPEs and VIEs where we are not the primary beneficiary, are classified as available for sale securities, trading account assets or loans, and are accounted for as described herein.
Mortgage Servicing Rights (MSRs)
We recognize the rights to service mortgage loans for others, or MSRs, as assets whether we purchase the MSRs or the MSRs result from a sale or securitization of loans we originate (asset transfers). We initially record all of our MSRs at fair value. Subsequently, residential loan MSRs are carried at either fair value or LOCOM based on our strategy for managing interest rate risk. Currently, substantially all of our residential loan MSRs are carried at fair value. All of our MSRs related to our commercial mortgage loans are subsequently measured at LOCOM.
     We base the fair value of MSRs on the present value of estimated future net servicing income cash flows. We estimate future net servicing income cash flows with assumptions that market participants would use to estimate fair value, including estimates of prepayment speeds (including housing price volatility), discount rate, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Our valuation approach is independently validated by our internal valuation model validation group.
     Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows, as well as changes in valuation inputs and assumptions. For MSRs carried at fair value, changes in fair value are reported in noninterest income in the period in which the change occurs. MSRs subsequently measured at LOCOM are amortized in proportion to, and over the period of, estimated net servicing income. The amortization of MSRs is reported in noninterest income analyzed monthly and adjusted to reflect changes in prepayment speeds, as well as other factors.
     MSRs accounted for at LOCOM are periodically evaluated for impairment based on the fair value of those assets. For purposes of impairment evaluation and measurement, we stratify MSRs based on the predominant risk characteristics of the underlying loans, including investor and product type. If, by individual stratum, the carrying amount of these MSRs exceeds fair value, a valuation reserve is established. The valuation reserve is adjusted as the fair value changes.
Premises and Equipment
Premises and equipment are carried at cost less accumulated depreciation and amortization. Capital leases, where we are the lessee, are included in premises and equipment at the capitalized amount less accumulated amortization.
     We primarily use the straight-line method of depreciation and amortization. Estimated useful lives range up to 40 years for buildings, up to 10 years for furniture and equipment, and the shorter of the estimated useful life or lease term for leasehold improvements. We amortize capitalized leased assets on a straight-line basis over the lives of the respective leases.
Goodwill and Identifiable Intangible Assets
Goodwill is recorded in business combinations under the purchase method of accounting when the purchase price is higher than the fair value of net assets, including identifiable intangible assets.
     We assess goodwill for impairment annually, and more frequently in certain circumstances. We have determined that our reporting units are one level below the operating segments. We assess goodwill for impairment on a reporting unit level and apply various valuation methodologies as appropriate to compare the estimated fair value to the carrying value of each reporting unit. Valuation methodologies include discounted cash flow and earnings multiple approaches. If the fair value is less than the carrying amount, a second test is required to measure the amount of impairment. We recognize impairment losses as a charge to noninterest expense (unless related to discontinued operations) and an adjustment to the carrying value of the goodwill asset. Subsequent reversals of goodwill impairment are prohibited.
     We amortize core deposit and other customer relationship intangibles on an accelerated basis over useful lives not exceeding 10 years. We review such intangibles for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated if the sum of undiscounted estimated future net cash flows is less than the carrying value of the asset. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.
Operating Lease Assets
Operating lease rental income for leased assets is recognized in other income on a straight-line basis over the lease term. Related depreciation expense is recorded on a straight-line basis over the life of the lease, taking into account the estimated residual value of the leased asset. On a periodic basis, leased assets are reviewed for impairment. Impairment loss is recognized if the carrying amount of leased assets exceeds fair value and is not recoverable. The carrying amount of leased assets is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the lease payments and the estimated residual value upon the eventual disposition of the equipment.
Liability for Mortgage Loan Repurchase Losses
We sell residential mortgage loans to various parties, including (1) Freddie Mac and Fannie Mae (government-sponsored entities (GSEs)), which include the mortgage loans in GSE-guaranteed mortgage securitizations, (2) special purpose entities that issue private label MBS, and (3) other financial institutions that purchase mortgage loans for investment or private label securitization. In addition, we pool Federal Housing Administration (FHA)-insured and Department of Veterans Affairs (VA)-guaranteed mortgage loans, which back securities guaranteed by the Government National Mortgage Association (GNMA).
     We may be required to repurchase mortgage loans, indemnify the securitization trust, investor or insurer, or reimburse the securitization trust, investor or insurer for credit losses incurred on loans (collectively “repurchase”) in the event of a breach of specified contractual representations or warranties that are not remedied within a period (usually 90 days or less) after we receive notice of the breach. Typically, we would only be required to repurchase securitized loans if a breach is deemed to have material and adverse effect on the value of the mortgage loan or to the interests of the security holders in the mortgage loan.
     We establish mortgage repurchase liabilities related to various representations and warranties that reflect management’s estimate of losses for loans for which we could have repurchase obligation, whether or not we currently service those loans, based on a combination of factors. Such factors incorporate estimated levels of defects based on internal quality assurance sampling, default expectations, historical investor repurchase demand and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor’s applicable representations and warranties), reimbursement by correspondent and other third party originators, and projected loss severity. We establish a liability at the time loans are sold and continually update our liability estimate during their life. Although investors may demand repurchase at any time, the majority of repurchase demands occur in the first 24 to 36 months following origination of the mortgage loan and can vary by investor.
     The liability for mortgage loan repurchase losses is included in other liabilities. For additional information on our repurchase liability, see Note 9.
Pension Accounting
We account for our defined benefit pension plans using an actuarial model as more fully discussed in Note 19. In 2008, we changed our measurement date for our plan assets and benefit obligations from November 30 to December 31, which did not change the amount of net periodic benefit expense recognized in our income statement.
Income Taxes
We file consolidated and separate company federal income tax returns, foreign tax returns and various combined and separate company state tax returns.
     We evaluate two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and includes income tax expense related to our uncertain tax positions. We determine deferred income taxes using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Foreign taxes paid are generally applied as credits to reduce federal income taxes payable. Interest and penalties are recognized as a component of income tax expense.
Stock-Based Compensation
We have stock-based employee compensation plans as more fully discussed in Note 18. Our compensation expense includes the associated costs for all share-based awards.
Earnings Per Common Share
We compute earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year. We compute diluted earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year, plus the effect of common stock equivalents (for example, stock options, restricted share rights, convertible debentures and warrants) that are dilutive.
Derivatives and Hedging Activities
We recognize all derivatives in the balance sheet at fair value. On the date we enter into a derivative contract, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability, including hedges of foreign currency exposure (“fair value” hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge), or (3) held for trading, customer accommodation or asset/liability risk management purposes, including economic hedges not qualifying for hedge accounting. For a fair value hedge, we record changes in the fair value of the derivative and, to the extent that it is effective, changes in the fair value of the hedged asset or liability attributable to the hedged risk, in current period earnings in the same financial statement category as the hedged item. For a cash flow hedge, we record changes in the fair value of the derivative to the extent that it is effective in OCI, with any ineffectiveness recorded in current period earnings. We subsequently reclassify these changes in fair value to net income in the same period(s) that the hedged transaction affects net income in the same financial statement category as the hedged item. For free-standing derivatives, we report changes in the fair values in current period noninterest income.
     For fair value and cash flow hedges qualifying for hedge accounting, we formally document at inception the relationship between hedging instruments and hedged items, our risk management objective, strategy and our evaluation of effectiveness for our hedge transactions. This includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities in the balance sheet or to specific forecasted transactions. Periodically, as required, we also formally assess whether the derivative we designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in fair values or cash flows of the hedged item using the regression analysis method or, in limited cases, the dollar offset method.
     We discontinue hedge accounting prospectively when (1) a derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) a derivative expires or is sold, terminated or exercised, (3) a derivative is de-designated as a hedge, because it is unlikely that a forecasted transaction will occur, or (4) we determine that designation of a derivative as a hedge is no longer appropriate.
     When we discontinue hedge accounting because a derivative no longer qualifies as an effective fair value hedge, we continue to carry the derivative in the balance sheet at its fair value with changes in fair value included in earnings, and no longer adjust the previously hedged asset or liability for changes in fair value. Previous adjustments to the hedged item are accounted for in the same manner as other components of the carrying amount of the asset or liability.
     When we discontinue cash flow hedge accounting because the hedging instrument is sold, terminated or no longer designated (de-designated), the amount reported in OCI up to the date of sale, termination or de-designation continues to be reported in OCI until the forecasted transaction affects earnings.
     When we discontinue cash flow hedge accounting because it is probable that a forecasted transaction will not occur, we continue to carry the derivative in the balance sheet at its fair value with changes in fair value included in earnings, and immediately recognize gains and losses that were accumulated in OCI in earnings.
     In all other situations in which we discontinue hedge accounting, the derivative will be carried at its fair value in the balance sheet, with changes in its fair value recognized in current period earnings.
     We occasionally purchase or originate financial instruments that contain an embedded derivative. At inception of the financial instrument, we assess (1) if the economic characteristics of the embedded derivative are not clearly and closely related to the economic characteristics of the financial instrument (host contract), (2) if the financial instrument that embodies both the embedded derivative and the host contract is not measured at fair value with changes in fair value reported in earnings, and (3) if a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative. If the embedded derivative meets all of these conditions, we separate it from the host contract by recording the bifurcated derivative at fair value and the remaining host contract at the difference between the basis of the hybrid instrument and the fair value of the bifurcated derivative. The bifurcated derivative is carried as a free-standing derivative at fair value with changes recorded in current period earnings.
SUPPLEMENTAL CASH FLOW INFORMATION Noncash activities are presented below, including information on transfers affecting MHFS, LHFS, and MSRs.

	Year ended December 31		,
(in millions)	2010	2009	2008

Transfers from trading assets to securities available for sale	$—	854	—
Transfers from (to) loans to (from) securities available for sale	3,476	(258)	(283)
Transfers from MHFS to trading assets	19,815	2,993	—
Transfers from MHFS to securities available for sale	—	—	544
Transfers from MHFS to MSRs	4,570	6,287	3,498
Transfers from MHFS to foreclosed assets	262	162	136
Transfers from (to) loans to (from) MHFS	230	144	(1,195)
Transfers from (to) loans to (from) LHFS	1,313	(111)	1,640
Transfers from loans to foreclosed assets	8,699	7,604	3,031
Changes in consolidations of variable interest entities:
Trading assets	155	—	—
Securities available for sale	(7,590)	—	—
Loans	26,117	—	—
Other assets	212	—	—
Short-term borrowings	5,127	—	—
Long-term debt	13,613	—	—
Accrued expenses and other liabilities	(32)	—	—
Net transfer from additional paid-in capital to noncontrolling interests	—	2,299	—
Issuance of common and preferred stock for purchase accounting	—	—	22,672
Decrease in noncontrolling interests due to deconsolidation of subsidiaries	440	—	—
Transfer from noncontrolling interests to long-term debt	345	—	—

SUBSEQUENT EVENTS We have evaluated the effects of subsequent events that have occurred subsequent to period end December 31, 2010, and there have been no material events that would require recognition in our 2010 consolidated financial statements or disclosure in the Notes to the financial statements.

Business Combinations	12 Months Ended
Dec. 31, 2010
Business Combinations [Abstract]
Business Combinations
Note 2: Business Combinations
We regularly explore opportunities to acquire financial services companies and businesses. Generally, we do not make a public announcement about an acquisition opportunity until a definitive agreement has been signed. For information on additional consideration related to acquisitions, which is considered to be a guarantee, see Note 14.
     In addition to the 2008 Wachovia acquisition, business combinations completed in 2010, 2009 and 2008 are presented below. At December 31, 2010, we had no pending business combinations.

(in millions)	Date	Assets

2010
Certain assets of GMAC Commercial Finance, LLC, New York, New York	April 30	$430
Other (1)	Various	40

		$470

2009
Capital TempFunds, Fort Lauderdale, Florida	March 2	$74
Other (2)	Various	39

		$113

2008
Flatiron Credit Company, Inc., Denver, Colorado	April 30	$332
Transcap Associates, Inc., Chicago, Illinois	June 27	22
United Bancorporation of Wyoming, Inc., Jackson, Wyoming (3)	July 1	2,110
Farmers State Bank of Fort Morgan Colorado, Fort Morgan, Colorado	December 6	186
Century Bancshares, Inc., Dallas, Texas	December 31	1,604
Wells Fargo Merchant Services, LLC (4)	December 31	1,251
Other (5)	Various	52

		$5,557

(1)	Consists of five acquisitions of insurance brokerage businesses.
(2)	Consists of eight acquisitions of insurance brokerage businesses.
(3)	Consists of five affiliated banks of United Bancorporation of Wyoming, Inc., located in Wyoming and Idaho, and certain assets and liabilities of United Bancorporation of Wyoming, Inc.
(4)	Represents a step acquisition resulting from the increase in Wells Fargo’s ownership from a 47.5% interest to a 60% interest in the Wells Fargo Merchant Services, LLC joint venture.
(5)	Consists of 12 acquisitions of insurance brokerage businesses.
On December 31, 2008, Wells Fargo acquired Wachovia. The purchase accounting for the Wachovia acquisition was finalized as of December 31, 2009, which included costs associated with involuntary employee termination, contract terminations and closing duplicate facilities. These exit costs were estimates and subject to changes as the exit plans were executed. The final exit costs as of December 31, 2010, were less than originally estimated, resulting in the reversal of exit cost accruals, with the offset reducing the amount of goodwill recorded with the Wachovia acquisition by  $123 million.
     The following table summarizes the usage of the exit cost accruals and changes in estimates.

	Employee	Contract	Facilities
(in millions)	termination	termination	related	Total

Balance, December 31, 2008	$57	13	129	199
Purchase accounting adjustments (1)	596	61	354	1,011
Cash payments/utilization	(298)	(16)	(139)	(453)

Balance, December 31, 2009	$355	58	344	757
Cash payments/utilization	(300)	(56)	(278)	(634)
Change in estimates	(55)	(2)	(66)	(123)

Balance, December 31, 2010	$—	—	—	—

(1)	Certain purchase accounting adjustments have been refined during 2009 as additional information became available.

Cash, Loan and Dividend Restrictions	12 Months Ended
Dec. 31, 2010
Cash, Loan and Dividend Restrictions [Abstract]
Cash, Loan and Dividend Restrictions
Note 3: Cash, Loan and Dividend Restrictions
Federal Reserve Board (FRB) regulations require that each of our subsidiary banks maintain reserve balances on deposit with the Federal Reserve Banks. The average required reserve balance was  $6.0 billion in 2010 and  $2.4 billion in 2009.
     Federal law restricts the amount and the terms of both credit and non-credit transactions between a bank and its nonbank affiliates. These transaction amounts may not exceed 10% of the bank’s capital and surplus, which for this purpose represents total capital, as calculated under the risk-based capital (RBC) guidelines, plus the balance of the allowance for credit losses in excess of the amount included in total capital with any single nonbank affiliate and 20% of the bank’s capital and surplus with all its nonbank affiliates. Transactions that are extensions of credit may require collateral to be held to provide added security to the bank. For further discussion of RBC, see Note 25.
     Dividends paid by our subsidiary banks are subject to various federal and state regulatory limitations. Dividends that may be paid by a national bank without the express approval of the Office of the Comptroller of the Currency (OCC) are limited to that bank’s retained net profits for the preceding two calendar years plus retained net profits up to the date of any dividend declaration in the current calendar year. Retained net profits, as defined by the OCC, consist of net income less dividends declared during the period.
     We also have state-chartered subsidiary banks that are subject to state regulations that limit dividends. Under those provisions, our national and state-chartered subsidiary banks could have declared additional dividends of  $1.6 billion at December 31, 2010, without obtaining prior regulatory approval. Our nonbank subsidiaries are also limited by certain federal and state statutory provisions and regulations covering the amount of dividends that may be paid in any given year. Based on retained earnings at December 31, 2010, our nonbank subsidiaries could have declared additional dividends of  $4.7 billion at December 31, 2010, without obtaining prior approval.
     The FRB published clarifying supervisory guidance in 2009, SR 09-4 Applying Supervisory Guidance and Regulations on the Payment of Dividends, Stock Redemptions, and Stock Repurchases at Bank Holding Companies, pertaining to FRB’s criteria, assessment and approval process for reductions in capital including the redemption of Troubled Asset Relief Program (TARP) and the payment of dividends. The effect of this guidance is to require the approval of the FRB for the Company to repurchase or redeem common or perpetual preferred stock as well as to increase the per share dividend from its current level of  $0.05 per share. In November 2010, the FRB updated the SR 09-4 guidance to require the original 19 Supervisory Capital Assessment Program (SCAP) banks to submit a Capital Plan Review to the FRB no later than January 7, 2011. The Capital Plan Review outlines proposed capital actions by the Company including per share dividend increases and share repurchases from the Company’s benefit plans and the market. The Company has submitted a Capital Plan Review to the FRB.

Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments	12 Months Ended
Dec. 31, 2010
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments
Note 4: Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments
The following table provides the detail of federal funds sold, securities purchased under resale agreements, other short-term investments and collateral we have received from other entities under resale agreements and securities borrowing arrangements.

	December 31		,
(in millions)	2010	2009

Federal funds sold and securities purchased under resale agreements	$24,880	8,042
Interest-earning deposits	53,433	31,668
Other short-term investments	2,324	1,175

Total	$80,637	40,885

Collateral received with the right to sell or repledge (1)	$22,495	9,663
Collateral sold or repledged (1)	14,624	7,952

(1)	Prior period has been revised to correct previously reported amounts.

Securities Available for Sale	12 Months Ended
Dec. 31, 2010
Securities Available for Sale [Abstract]
Securities Available for Sale
Note 5: Securities Available for Sale
The following table provides the cost and fair value for the major categories of securities available for sale carried at fair value. The net unrealized gains (losses) are reported on an after-tax basis as a component of cumulative OCI. There were no securities classified as held to maturity as of the periods presented.

		Gross	Gross
		unrealized	unrealized	Fair
(in millions)	Cost	gains	losses	value

December 31, 2010
Securities of U.S. Treasury and federal agencies	$1,570	49	(15)	1,604
Securities of U.S. states and political subdivisions	18,923	568	(837)	18,654
Mortgage-backed securities:
Federal agencies	78,578	3,555	(96)	82,037
Residential	18,294	2,398	(489)	20,203
Commercial	12,990	1,199	(635)	13,554

Total mortgage-backed securities	109,862	7,152	(1,220)	115,794

Corporate debt securities	9,015	1,301	(37)	10,279
Collateralized debt obligations	4,638	369	(229)	4,778
Other (1)	16,063	576	(283)	16,356

Total debt securities	160,071	10,015	(2,621)	167,465

Marketable equity securities:
Perpetual preferred securities	3,671	250	(89)	3,832
Other marketable equity securities	587	771	(1)	1,357

Total marketable equity securities	4,258	1,021	(90)	5,189

Total (2)	$164,329	11,036	(2,711)	172,654

December 31, 2009
Securities of U.S. Treasury and federal agencies	$2,256	38	(14)	2,280
Securities of U.S. states and political subdivisions	13,212	683	(365)	13,530
Mortgage-backed securities:
Federal agencies	79,542	3,285	(9)	82,818
Residential	28,153	2,480	(2,043)	28,590
Commercial	12,221	602	(1,862)	10,961

Total mortgage-backed securities	119,916	6,367	(3,914)	122,369

Corporate debt securities	8,245	1,167	(77)	9,335
Collateralized debt obligations	3,660	432	(367)	3,725
Other (1)	15,025	1,099	(245)	15,879

Total debt securities	162,314	9,786	(4,982)	167,118

Marketable equity securities:
Perpetual preferred securities	3,677	263	(65)	3,875
Other marketable equity securities	1,072	654	(9)	1,717

Total marketable equity securities	4,749	917	(74)	5,592

Total (2)	$167,063	10,703	(5,056)	172,710

(1)	Included in the “Other” category are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $6.2 billion and $6.4 billion, respectively, at December 31, 2010, and $8.2 billion and $8.5 billion, respectively, at December 31, 2009. Also included in the “Other” category are asset-backed securities collateralized by home equity loans with a cost basis and fair value of $927 million and $1.1 billion, respectively, at December 31, 2010, and $2.3 billion and $2.5 billion, respectively, at December 31, 2009. The remaining balances primarily include asset-backed securities collateralized by credit cards and student loans.
(2)	At December 31, 2010 and 2009, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies) with a book value that exceeded 10% of stockholders’ equity.
As part of our liquidity management strategy, we pledge securities to secure borrowings from the FHLB and the Federal Reserve Bank. We also pledge securities to secure trust and public deposits and for other purposes as required or permitted by law. Securities pledged where the secured party does not have the right to sell or repledge totaled  $94.2 billion and  $98.9 billion at December 31, 2010 and 2009, respectively. We did not pledge any securities where the secured party has the right to sell or repledge the collateral as of the same periods, respectively.
Gross Unrealized Losses and Fair Value
The following table shows the gross unrealized losses and fair value of securities in the securities available-for-sale portfolio by length of time that individual securities in each category had been in a continuous loss position. Debt securities on which we have taken only credit-related OTTI write-downs are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the cost basis and not the period of time since the credit-related OTTI write-down.

	Less than 12 months		12 months or more		Total
	Gross		Gross		Gross
	unrealized	Fair	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value	losses	value

December 31, 2010
Securities of U.S. Treasury and federal agencies	$(15)	544	—	—	(15)	544
Securities of U.S. states and political subdivisions	(322)	6,242	(515)	2,720	(837)	8,962
Mortgage-backed securities:
Federal agencies	(95)	8,103	(1)	60	(96)	8,163
Residential	(35)	1,023	(454)	4,440	(489)	5,463
Commercial	(9)	441	(626)	5,141	(635)	5,582

Total mortgage-backed securities	(139)	9,567	(1,081)	9,641	(1,220)	19,208

Corporate debt securities	(10)	477	(27)	157	(37)	634
Collateralized debt obligations	(13)	679	(216)	456	(229)	1,135
Other	(13)	1,985	(270)	757	(283)	2,742

Total debt securities	(512)	19,494	(2,109)	13,731	(2,621)	33,225

Marketable equity securities:
Perpetual preferred securities	(41)	962	(48)	467	(89)	1,429
Other marketable equity securities	—	—	(1)	7	(1)	7

Total marketable equity securities	(41)	962	(49)	474	(90)	1,436

Total	$(553)	20,456	(2,158)	14,205	(2,711)	34,661

December 31, 2009
Securities of U.S. Treasury and federal agencies	$(14)	530	—	—	(14)	530
Securities of U.S. states and political subdivisions	(55)	1,120	(310)	2,826	(365)	3,946
Mortgage-backed securities:
Federal agencies	(9)	767	—	—	(9)	767
Residential	(243)	2,991	(1,800)	9,697	(2,043)	12,688
Commercial	(37)	816	(1,825)	6,370	(1,862)	7,186

Total mortgage-backed securities	(289)	4,574	(3,625)	16,067	(3,914)	20,641

Corporate debt securities	(7)	281	(70)	442	(77)	723
Collateralized debt obligations	(55)	398	(312)	512	(367)	910
Other	(73)	746	(172)	286	(245)	1,032

Total debt securities	(493)	7,649	(4,489)	20,133	(4,982)	27,782

Marketable equity securities:
Perpetual preferred securities	(1)	93	(64)	527	(65)	620
Other marketable equity securities	(9)	175	—	—	(9)	175

Total marketable equity securities	(10)	268	(64)	527	(74)	795

Total	$(503)	7,917	(4,553)	20,660	(5,056)	28,577

We recognized  $252 million of OTTI in 2010 on  $14.5 billion of agency mortgage-backed securities we intended to sell as of December 31, 2010. These securities have been disposed of in first quarter 2011 and are not included in the preceding table, as any related unrealized losses were recognized in earnings. We do not intend to sell any other securities in an unrealized loss position. For debt securities included in the table, we have concluded it is more likely than not that we will not be required to sell prior to recovery of the amortized cost basis. We have assessed each security for credit impairment. For debt securities, we evaluate, where necessary, whether credit impairment exists by comparing the present value of the expected cash flows to the securities amortized cost basis. For equity securities, we consider numerous factors in determining whether impairment exists, including our intent and ability to hold the securities for a period of time sufficient to recover the cost basis of the securities.
     See Note 1 – “Securities” for the factors that we consider in our analysis of OTTI for debt and equity securities available for sale.
SECURITIES OF U.S. TREASURY AND FEDERAL AGENCIES AND FEDERAL AGENCY MORTGAGE-BACKED SECURITIES (MBS) The unrealized losses associated with U.S. Treasury and federal agency securities and federal agency MBS are primarily driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government.
SECURITIES OF U.S. STATES AND POLITICAL SUBDIVISIONS The unrealized losses associated with securities of U.S. states and political subdivisions are primarily driven by changes in interest rates and not due to the credit quality of the securities. Substantially all of these investments are investment grade. The securities were generally underwritten in accordance with our own investment standards prior to the decision to purchase, without relying on a bond insurer’s guarantee in making the investment decision. These investments will continue to be monitored as part of our ongoing impairment analysis, but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities.
RESIDENTIAL AND COMMERCIAL MORTGAGE-BACKED SECURITIES (MBS) The unrealized losses associated with private residential MBS and commercial MBS are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment using a cash flow model. The key assumptions include default rates, severities and prepayment rates. We estimate losses to a security by forecasting the underlying mortgage loans in each transaction. We use forecasted loan performance to project cash flows to the various tranches in the structure. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared with our credit enhancement, we expect to recover the entire amortized cost basis of these securities.
CORPORATE DEBT SECURITIES The unrealized losses associated with corporate debt securities are primarily related to securities backed by commercial loans and individual issuer companies. For securities with commercial loans as the underlying collateral, we have evaluated the expected credit losses in the security and concluded that we have sufficient credit enhancement when compared with our estimate of credit losses for the individual security. For individual issuers, we evaluate the financial performance of the issuer on a quarterly basis to determine that the issuer can make all contractual principal and interest payments. Based upon this assessment, we expect to recover the entire cost basis of these securities.
COLLATERALIZED DEBT OBLIGATIONS (CDOS) The unrealized losses associated with CDOs relate to securities primarily backed by commercial, residential or other consumer collateral. The losses are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment using a cash flow model. The key assumptions include default rates, severities and prepayment rates. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared with our credit enhancement, we expect to recover the entire amortized cost basis of these securities.
OTHER DEBT SECURITIES The unrealized losses associated with other debt securities primarily relate to other asset-backed securities, which are primarily backed by auto, home equity and student loans. The losses are primarily driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment using a cash flow model. The key assumptions include default rates, severities and prepayment rates. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared with our credit enhancement, we expect to recover the entire amortized cost basis of these securities.
MARKETABLE EQUITY SECURITIES Our marketable equity securities include investments in perpetual preferred securities, which provide very attractive tax-equivalent yields. We evaluated these hybrid financial instruments with investment-grade ratings for impairment using an evaluation methodology similar to that used for debt securities. Perpetual preferred securities are not considered to be other-than-temporarily impaired if there is no evidence of credit deterioration or investment rating downgrades of any issuers to below investment grade, and we expect to continue to receive full contractual payments. We will continue to evaluate the prospects for these securities for recovery in their market value in accordance with our policy for estimating OTTI. We have recorded impairment write-downs on perpetual preferred securities where there was evidence of credit deterioration.
     The fair values of our investment securities could decline in the future if the underlying performance of the collateral for the residential and commercial MBS or other securities deteriorate and our credit enhancement levels do not provide sufficient protection to our contractual principal and interest. As a result, there is a risk that significant OTTI may occur in the future.
     The following table shows the gross unrealized losses and fair value of debt and perpetual preferred securities available for sale by those rated investment grade and those rated less than investment grade, according to their lowest credit rating by Standard & Poor’s Rating Services (S&P) or Moody’s Investors Service (Moody’s). Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by S&P or Baa3 or higher by Moody’s, are generally considered by the rating agencies and market participants to be low credit risk. Conversely, securities rated below investment grade, labeled as “speculative grade” by the rating agencies, are considered to be distinctively higher credit risk than investment grade securities. We have also included securities not rated by S&P or Moody’s in the table below based on the internal credit grade of the securities (used for credit risk management purposes) equivalent to the credit rating assigned by major credit agencies. The unrealized losses and fair value of unrated securities categorized as investment grade based on internal credit grades were  $83 million and  $1.3 billion, respectively, at December 31, 2010. There were no unrated securities included in investment grade in a loss position categorized as investment grade based on internal credit grades as of December 31, 2009. If an internal credit grade was not assigned, we categorized the security as non-investment grade.

	Investment grade		Non-investment grade
	Gross		Gross
	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value

December 31, 2010
Securities of U.S. Treasury and federal agencies	$(15)	544	—	—
Securities of U.S. states and political subdivisions	(722)	8,423	(115)	539
Mortgage-backed securities:
Federal agencies	(96)	8,163	—	—
Residential	(23)	888	(466)	4,575
Commercial	(299)	4,679	(336)	903

Total mortgage-backed securities	(418)	13,730	(802)	5,478

Corporate debt securities	(22)	330	(15)	304
Collateralized debt obligations	(42)	613	(187)	522
Other	(180)	2,510	(103)	232

Total debt securities	(1,399)	26,150	(1,222)	7,075
Perpetual preferred securities	(81)	1,327	(8)	102

Total	$(1,480)	27,477	(1,230)	7,177

December 31, 2009
Securities of U.S. Treasury and federal agencies	$(14)	530	—	—
Securities of U.S. states and political subdivisions	(275)	3,621	(90)	325
Mortgage-backed securities:
Federal agencies	(9)	767	—	—
Residential	(480)	5,661	(1,563)	7,027
Commercial	(1,247)	6,543	(615)	643

Total mortgage-backed securities	(1,736)	12,971	(2,178)	7,670

Corporate debt securities	(31)	260	(46)	463
Collateralized debt obligations	(104)	471	(263)	439
Other	(85)	644	(160)	388

Total debt securities	(2,245)	18,497	(2,737)	9,285
Perpetual preferred securities	(65)	620	—	—

Total	$(2,310)	19,117	(2,737)	9,285

Contractual Maturities
The following table shows the remaining contractual principal maturities and contractual yields of debt securities available for sale. The remaining contractual principal maturities for MBS do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

			Remaining contractual principal maturity
		Weighted-			After one year		After five years
	Total	average	Within one year		through five years		through ten years		After ten years
(in millions)	amount	yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield

December 31, 2010
Securities of U.S. Treasury and federal agencies	$1,604	2.54%	$9	5.07%	$641	1.72%	$852	2.94%	$102	4.15%
Securities of U.S. states and political subdivisions	18,654	5.99	322	3.83	3,210	3.57	1,884	6.13	13,238	6.60
Mortgage-backed securities:
Federal agencies	82,037	5.01	5	6.63	28	6.58	420	5.23	81,584	5.00
Residential	20,203	4.98	—	—	—	—	341	3.20	19,862	5.01
Commercial	13,554	5.39	—	—	1	1.38	215	5.28	13,338	5.39

Total mortgage-backed securities	115,794	5.05	5	6.63	29	6.38	976	4.53	114,784	5.05

Corporate debt securities	10,279	5.94	545	7.82	3,853	6.01	4,817	5.62	1,064	6.21
Collateralized debt obligations	4,778	0.80	—	—	545	0.88	2,581	0.72	1,652	0.90
Other	16,356	2.53	1,588	2.89	7,887	3.00	4,367	2.01	2,514	1.72

Total debt securities at fair value	$167,465	4.81%	$2,469	4.12%	$16,165	3.72%	$15,477	3.63%	$133,354	5.10%

December 31, 2009
Securities of U.S. Treasury and federal agencies	$2,280	2.80%	$413	0.79%	$669	2.14%	$1,192	3.87%	$6	4.03%
Securities of U.S. states and political subdivisions	13,530	6.75	77	7.48	703	6.88	1,055	6.56	11,695	6.76
Mortgage-backed securities:
Federal agencies	82,818	5.50	12	4.68	50	5.91	271	5.56	82,485	5.50
Residential	28,590	5.40	51	4.80	115	0.45	283	5.69	28,141	5.41
Commercial	10,961	5.29	85	0.68	71	5.55	169	5.66	10,636	5.32

Total mortgage-backed securities	122,369	5.46	148	2.44	236	3.14	723	5.63	121,262	5.46

Corporate debt securities	9,335	5.53	684	4.00	3,937	5.68	3,959	5.68	755	5.32
Collateralized debt obligations	3,725	1.70	2	5.53	492	4.48	1,837	1.56	1,394	0.90
Other	15,879	4.22	2,128	5.62	7,762	5.96	697	2.46	5,292	1.33

Total debt securities at fair value	$167,118	5.33%	$3,452	4.63%	$13,799	5.64%	$9,463	4.51%	$140,404	5.37%

Realized Gains and Losses
 The following table shows the gross realized gains and losses on sales and OTTI write-downs related to the securities available-for-sale portfolio, which includes marketable equity securities, as well as net realized gains and losses on nonmarketable equity securities (see Note 7 — Other Assets).

	Year ended December 31		,
(in millions)	2010	2009	2008

Gross realized gains	$645	1,601	1,920
Gross realized losses	(32)	(160)	(101)
OTTI write-downs	(692)	(1,094)	(1,790)

Net realized gains (losses) from securities available for sale	(79)	347	29

Net realized gains (losses) from principal and private equity investments	534	(289)	251

Net realized gains from debt and equity securities	$455	58	280

Other-Than-Temporary Impairment
 The following table shows the detail of total OTTI write-downs included in earnings for debt securities and marketable and nonmarketable equity securities.

	Year ended December 31			,
(in millions)	2010	2009	2008

OTTI write-downs included in earnings
Debt securities:
U.S. states and political subdivisions	$16	7	14
Mortgage-backed securities:
Federal agencies (1)	267	—	—
Residential	175	595	183
Commercial	120	137	23
Corporate debt securities	10	69	176
Collateralized debt obligations	15	125	147
Other debt securities	69	79	3

Total debt securities	672	1,012	546

Equity securities:
Marketable equity securities:
Perpetual preferred securities	15	50	1,057
Other marketable equity securities	5	32	187

Total marketable equity securities	20	82	1,244

Total securities available for sale	692	1,094	1,790

Nonmarketable equity securities	248	573	220

Total OTTI write-downs included in earnings	$940	1,667	2,010

(1)	Represents OTTI recognized on federal agency MBS because we had the intent to sell, of which $252 million relates to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.
Other-Than-Temporarily Impaired Debt Securities
The following table shows the detail of OTTI write-downs on debt securities available for sale included in earnings and the related changes in OCI for the same securities.

	Year ended December 31		,
(in millions)	2010	2009

OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$400	982
Intent-to-sell OTTI (1)	272	30

Total recorded as part of gross realized losses	672	1,012

Recorded directly to OCI for non-credit-related impairment:
U.S. states and political subdivisions	(4)	3
Residential mortgage-backed securities	(326)	1,124
Commercial mortgage-backed securities	138	179
Corporate debt securities	(1)	(2)
Collateralized debt obligations	54	20
Other debt securities	(33)	16

Total recorded directly to OCI for non-credit-related impairment (2)	(172)	1,340

Total OTTI on debt securities	$500	2,352

(1)	Amount includes $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.
(2)	Represents amounts recorded to OCI on debt securities in periods OTTI write-downs have occurred. Changes in fair value in subsequent periods on such securities, to the extent additional credit-related OTTI did not occur, are not reflected in this total. For the year ended December 31, 2010, the non-credit-related impairment recorded to OCI was a $172 million reduction in total OTTI because the fair value of the security increased due to factors other than credit.
The following table presents a rollforward of the credit loss component recognized in earnings for debt securities we still own (referred to as “credit-impaired” debt securities). The credit loss component of the amortized cost represents the difference between the present value of expected future cash flows and the amortized cost basis of the security prior to considering credit losses. OTTI recognized in earnings for credit-impaired debt securities is presented as additions in two components based upon whether the current period is the first time the debt security was credit-impaired (initial credit impairment) or is not the first time the debt security was credit impaired (subsequent credit impairments). The credit loss component is reduced if we sell, intend to sell or believe we will be required to sell previously credit-impaired debt securities. Additionally, the credit loss component is reduced if we receive or expect to receive cash flows in excess of what we previously expected to receive over the remaining life of the credit-impaired debt security, the security matures or is fully written down.
     Changes in the credit loss component of credit-impaired debt securities that we do not intend to sell were:

	Year ended December 31	,
(in millions)	2010	2009

Credit loss component, beginning of year	$1,187	471
Additions:
Initial credit impairments	122	625
Subsequent credit impairments	278	357

Total additions	400	982

Reductions:
For securities sold	(263)	(255)
For securities derecognized resulting from adoption of consolidation accounting guidance	(242)	—
Due to change in intent to sell or requirement to sell	(2)	(1)
For recoveries of previous credit impairments (1)	(37)	(10)

Total reductions	(544)	(266)

Credit loss component, end of year	$1,043	1,187

(1)	Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.
For asset-backed securities (e.g., residential MBS), we estimated expected future cash flows of the security by estimating the expected future cash flows of the underlying collateral and applying those collateral cash flows, together with any credit enhancements such as subordinated interests owned by third parties, to the security. The expected future cash flows of the underlying collateral are determined using the remaining contractual cash flows adjusted for future expected credit losses (which consider current delinquencies and nonperforming assets (NPAs), future expected default rates and collateral value by vintage and geographic region) and prepayments. The expected cash flows of the security are then discounted at the interest rate used to recognize interest income on the security to arrive at a present value amount. Total credit impairment losses on residential MBS that we do not intend to sell are shown in the table below. The table also presents a summary of the significant inputs considered in determining the measurement of the credit loss component recognized in earnings for residential MBS.

	Year ended December 31		,
( $ in millions)	2010	2009

Credit impairment losses on residential MBS
Investment grade	$5	24
Non-investment grade	170	567

Total credit impairment losses on residential MBS	$175	591

Significant inputs (non-agency – non-investment grade MBS)
Expected remaining life of loan losses (1):
Range (2)	1-43%	0-58
Credit impairment distribution (3):
0 - 10% range	52	56
10 - 20% range	29	27
20 - 30% range	17	12
Greater than 30%	2	5
Weighted average (4)	9	11
Current subordination levels (5):
Range (2)	0-25	0-44
Weighted average (4)	7	8
Prepayment speed (annual CPR (6)):
Range (2)	2-27	5-25
Weighted average (4)	14	11

(1)	Represents future expected credit losses on underlying pool of loans expressed as a percentage of total current outstanding loan balance.
(2)	Represents the range of inputs/assumptions based upon the individual securities within each category.
(3)	Represents distribution of credit impairment losses recognized in earnings categorized based on range of expected remaining life of loan losses. For example 52% of credit impairment losses recognized in earnings for the year ended December 31, 2010, had expected remaining life of loan loss assumptions of 0 to 10%.
(4)	Calculated by weighting the relevant input/assumption for each individual security by current outstanding amortized cost basis of the security.
(5)	Represents current level of credit protection (subordination) for the securities, expressed as a percentage of total current underlying loan balance.
(6)	Constant prepayment rate.

Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2010
Loans and Allowance for Credit Losses [Abstract]
Loans and Allowance for Credit Losses
Note 6: Loans and Allowance for Credit Losses
The following table presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances are presented net of unearned income, net deferred loan fees, and unamortized discounts and premiums totaling a net reduction of  $11.3 billion and  $14.6 billion at December 31, 2010 and 2009, respectively. Outstanding balances also include PCI loans net of any remaining purchase accounting adjustments.
Information about PCI loans is presented separately in the “Purchased Credit-Impaired Loans” section of this Note. Effective June 30, 2010, real estate construction outstanding balances and all other related data include certain commercial real estate secured loans acquired from Wachovia previously classified as real estate mortgage. Balances for 2009 and 2008 have been revised to conform with the current presentation.

	December 31					,
(in millions)	2010	2009	2008	2007	2006

Commercial:
Commercial and industrial	$151,284	158,352	202,469	90,468	70,404
Real estate mortgage	99,435	97,527	94,923	36,747	30,112
Real estate construction	25,333	36,978	42,861	18,854	15,935
Lease financing	13,094	14,210	15,829	6,772	5,614
Foreign (1)	32,912	29,398	33,882	7,441	6,666

Total commercial	322,058	336,465	389,964	160,282	128,731

Consumer:
Real estate 1-4 family first mortgage	230,235	229,536	247,894	71,415	53,228
Real estate 1-4 family junior lien mortgage	96,149	103,708	110,164	75,565	68,926
Credit card	22,260	24,003	23,555	18,762	14,697
Other revolving credit and installment	86,565	89,058	93,253	56,171	53,534

Total consumer	435,209	446,305	474,866	221,913	190,385

Total loans	$757,267	782,770	864,830	382,195	319,116

(1)	Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign if the borrower’s primary address is outside of the United States.
     We pledge loans to secure borrowings from the FHLB and the Federal Reserve Bank as part of our liquidity management strategy. Loans pledged where the secured party does not have the right to sell or repledge totaled  $312.6 billion for both December 31, 2010 and 2009. We did not have any pledged loans where the secured party has the right to sell or repledge for the same respective periods.
     Loan concentrations may exist when there are amounts loaned to borrowers engaged in similar activities or similar types of loans extended to a diverse group of borrowers that would cause them to be similarly impacted by economic or other conditions. At December 31, 2010 and 2009, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type. Our real estate 1-4 family mortgage loans to borrowers in the state of California represented approximately 14% of total loans at both December 31, 2010 and 2009. Of this amount, 3% of total loans were PCI loans at December 31, 2010. These loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 3% of total loans. Changes in real estate values and underlying economic or market conditions for these areas are monitored continuously within our credit risk management process.
     Some of our real estate 1-4 family mortgage loans, including first mortgage and home equity products, include an interest-only feature as part of the loan terms. At December 31, 2010, these loans were approximately 25% of total loans, compared with 26% at December 31, 2009. Substantially all of these loans are considered to be prime or near prime. We do not offer option adjustable-rate mortgage (ARM) products, nor do we offer variable-rate mortgage products with fixed payment amounts, commonly referred to within the financial services industry as negative amortizing mortgage loans.
     The following table summarizes the proceeds paid or received for purchases and sales of loans, respectively. It also includes transfers from (to) mortgages/loans held for sale at lower of cost or market. The table excludes PCI loans and loans recorded at fair value, including loans originated for sale. This activity primarily includes purchases or sales of commercial loan participation interests, whereby we receive or transfer a portion of a loan after origination.

	December 31, 2010
(in millions)	Commercial	Consumer	Total

Purchases	$2,135	162	2,297
Sales	(5,930)	(553)	(6,483)
Transfers from/(to) MHFS/LHFS	(1,461)	(82)	(1,543)

Commitments to Lend
A commitment to extend credit is a legally binding agreement to lend funds to a customer, usually at a stated interest rate and for a specified purpose. These commitments have fixed expiration dates and generally require a fee. When we make such a commitment, we have credit risk. The liquidity requirements or credit risk will be lower than the contractual amount of commitments to extend credit because a significant portion of these commitments are expected to expire without being used. Certain commitments are subject to loan agreements with covenants regarding the financial performance of the customer or borrowing base formulas that must be met before we are required to fund the commitment. Also, in some cases we participate a portion of our commitment to others in an arrangement that reduces our contractual commitment amount. We use the same credit policies in extending credit for unfunded commitments and letters of credit that we use in making loans. See Note 14 for information on standby letters of credit.
     In addition, we manage the potential risk in credit commitments by limiting the total amount of arrangements, both by individual customer and in total, by monitoring the size and maturity structure of these portfolios and by applying the same credit standards for all of our credit activities.
     For certain extensions of credit, we may require collateral, based on our assessment of a customer’s credit risk. We hold various types of collateral, including accounts receivable, inventory, land, buildings, equipment, autos, financial instruments, income-producing commercial properties and residential real estate. Collateral requirements for each customer may vary according to the specific credit underwriting, terms and structure of loans funded immediately or under a commitment to fund at a later date.
     The contractual amount of our unfunded credit commitments, net of participations and net of all standby and commercial letters of credit issued under the terms of these commitments, is summarized by portfolio segment and class of financing receivable in the following table:

	December 31		,
(in millions)	2010	2009

Commercial:
Commercial and industrial	$185,947	187,319
Real estate mortgage	4,596	5,138
Real estate construction	5,698	9,385
Foreign	7,775	4,468

Total commercial	204,016	206,310

Consumer:
Real estate 1–4 family first mortgage	36,562	33,460
Real estate 1–4 family junior lien mortgage	58,618	63,338
Credit card	62,019	65,952
Other revolving credit and installment	18,458	20,778

Total consumer	175,657	183,528

Total unfunded credit commitments	$379,673	389,838

Allowance for Credit Losses (ACL)
The ACL is management’s estimate of credit losses inherent in the loan portfolio, including unfunded credit commitments, at the balance sheet date. We have an established process to determine the adequacy of the allowance for credit losses that assesses the losses inherent in our portfolio and related unfunded credit commitments. While we attribute portions of the allowance to specific portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio and unfunded credit commitments.
     Our process involves procedures to appropriately consider the unique risk characteristics of our commercial and consumer loan portfolio segments. For each portfolio segment, impairment is measured collectively for groups of smaller loans with similar characteristics, individually for larger impaired loans or, for PCI loans, based on the changes in cash flows expected to be collected.
     Our allowance levels are influenced by loan volumes, loan grade migration or delinquency status, historic loss experience influencing loss factors, and other conditions influencing loss expectations, such as economic conditions. We have had limited changes in our allowance methodology primarily associated with integration alignment of loss estimation processes between Wells Fargo and Wachovia. Those changes did not significantly impact the allowance for credit losses.
COMMERCIAL PORTFOLIO SEGMENT ACL METHODOLOGY Generally, commercial loans are assessed for estimated losses by grading each loan using various risk factors as identified through periodic reviews. We apply historic grade-specific loss factors to the aggregation of each funded grade pool. These historic loss factors are also used to estimate losses for unfunded credit commitments. In the development of our statistically derived loan grade loss factors, we observe historical losses over a relevant period for each loan grade. These loss estimates are adjusted as appropriate based on additional analysis of long-term average loss experience compared to previously forecasted losses, external loss data or other risks identified from current economic conditions and credit quality trends.
     The allowance also includes an amount for the estimated impairment on nonaccrual commercial loans and commercial loans modified in a TDR, whether on accrual or nonaccrual status.
CONSUMER PORTFOLIO SEGMENT ACL METHODOLOGY For consumer loans, not identified as a TDR, we determine the allowance on a collective basis utilizing forecasted losses to represent our best estimate of inherent loss. We pool loans, generally by product types with similar risk characteristics, such as residential real estate mortgages and credit cards. As appropriate, to achieve greater accuracy, we may further stratify selected portfolios by sub-product, origination channel, vintage, loss type, geographic location and other predictive characteristics. Models designed for each pool are utilized to develop the loss estimates. We use assumptions for these pools in our forecast models, such as historic delinquency and default, loss severity, home price trends, unemployment trends, and other key economic variables that may influence the frequency and severity of losses in the pool.
     In addition, we establish an allowance for consumer loans that have been modified in a TDR, whether on accrual or nonaccrual status.
OTHER ACL MATTERS Commercial and consumer PCI loans may require an allowance subsequent to their acquisition. This allowance requirement is due to probable decreases in expected principal and interest cash flows (other than due to decreases in interest rate indices and changes in prepayment assumptions).
     The allowance for credit losses for both portfolio segments includes an amount for imprecision or uncertainty that may change from period to period. This amount represents management’s judgment of risks inherent in the processes and assumptions used in establishing the allowance. This imprecision considers economic environmental factors, modeling assumptions and performance, process risk, and other subjective factors, including industry trends.
     The allowance for credit losses consists of the allowance for loan losses and the allowance for unfunded credit commitments. Changes in the allowance for credit losses were:

	Year ended December 31				,
(in millions)	2010	2009	2008	2007	2006

Balance, beginning of year	$25,031	21,711	5,518	3,964	4,057
Provision for credit losses	15,753	21,668	15,979	4,939	2,204
Interest income on certain impaired loans (1)	(266)	—	—	—	—
Loan charge-offs:
Commercial:
Commercial and industrial	(2,775)	(3,365)	(1,653)	(629)	(414)
Real estate mortgage	(1,151)	(670)	(29)	(6)	(5)
Real estate construction	(1,189)	(1,063)	(178)	(14)	(2)
Lease financing	(120)	(229)	(65)	(33)	(30)
Foreign	(198)	(237)	(245)	(265)	(281)

Total commercial	(5,433)	(5,564)	(2,170)	(947)	(732)

Consumer:
Real estate 1-4 family first mortgage	(4,900)	(3,318)	(540)	(109)	(103)
Real estate 1-4 family junior lien mortgage	(4,934)	(4,812)	(2,204)	(648)	(154)
Credit card	(2,396)	(2,708)	(1,563)	(832)	(505)
Other revolving credit and installment	(2,437)	(3,423)	(2,300)	(1,913)	(1,685)

Total consumer	(14,667)	(14,261)	(6,607)	(3,502)	(2,447)

Total loan charge-offs	(20,100)	(19,825)	(8,777)	(4,449)	(3,179)

Loan recoveries:
Commercial:
Commercial and industrial	427	254	114	119	111
Real estate mortgage	68	33	5	8	19
Real estate construction	110	16	3	2	3
Lease financing	20	20	13	17	21
Foreign	53	40	49	65	76

Total commercial	678	363	184	211	230

Consumer:
Real estate 1-4 family first mortgage	522	185	37	22	26
Real estate 1-4 family junior lien mortgage	211	174	89	53	36
Credit card	218	180	147	120	96
Other revolving credit and installment	718	755	481	504	537

Total consumer	1,669	1,294	754	699	695

Total loan recoveries	2,347	1,657	938	910	925

Net loan charge-offs (2)	(17,753)	(18,168)	(7,839)	(3,539)	(2,254)

Allowances related to business combinations/other (3)	698	(180)	8,053	154	(43)

Balance, end of year	$23,463	25,031	21,711	5,518	3,964

Components:
Allowance for loan losses	$23,022	24,516	21,013	5,307	3,764
Allowance for unfunded credit commitments	441	515	698	211	200

Allowance for credit losses (4)	$23,463	25,031	21,711	5,518	3,964

Net loan charge-offs as a percentage of average total loans (2)	2.30%	2.21	1.97	1.03	0.73
Allowance for loan losses as a percentage of total loans (4)	3.04	3.13	2.43	1.39	1.18
Allowance for credit losses as a percentage of total loans (4)	3.10	3.20	2.51	1.44	1.24

(1)	Effective 2010, certain impaired loans with an allowance calculated by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize reductions in allowance as interest income.
(2)	For PCI loans, charge-offs are only recorded to the extent that losses exceed the purchase accounting estimates.
(3)	Includes $693 million related to the adoption of consolidation accounting guidance on January 1, 2010.
(4)	The allowance for credit losses includes $298 million and $333 million at December 31, 2010 and 2009, respectively, related to PCI loans acquired from Wachovia. Loans acquired from Wachovia are included in total loans net of related purchase accounting net write-downs.
The following table summarizes the activity in the allowance for credit losses by our commercial and consumer portfolio segments.

	Year ended December 31, 2010
(in millions)	Commercial	Consumer	Total

Balance, beginning of year	$8,141	16,890	25,031
Provision for credit losses	4,913	10,840	15,753
Interest income on certain impaired loans	(139)	(127)	(266)
Loan charge-offs	(5,433)	(14,667)	(20,100)
Loan recoveries	678	1,669	2,347

Net loan charge-offs	(4,755)	(12,998)	(17,753)

Allowance related to business combinations/other	9	689	698

Balance, end of year	$8,169	15,294	23,463

The following table disaggregates our allowance for credit losses and recorded investment in loans by impairment methodology.

	December 31, 2010
	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total

Collectively evaluated (1)	$5,424	11,539	16,963	302,392	387,707	690,099
Individually evaluated (2)	2,479	3,723	6,202	11,731	14,007	25,738
PCI (3)	266	32	298	7,935	33,495	41,430

Total	$8,169	15,294	23,463	322,058	435,209	757,267

(1)	Represents loans collectively evaluated for impairment in accordance with ASC 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for unimpaired loans.
(2)	Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.
(3)	Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables — Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 03-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.
Credit Quality
We monitor credit quality as indicated by evaluating various attributes and utilize such information in our evaluation of the adequacy of the allowance for credit losses. The following sections provide the credit quality indicators we most closely monitor. The majority of credit quality indicators are based on December 31, 2010, information, with the exception of updated FICO and updated loan-to-value (LTV)/combined LTV (CLTV), which are obtained at least quarterly. Generally, these indicators are updated in the second month of each quarter, with updates no older than September 30, 2010.
COMMERCIAL CREDIT QUALITY INDICATORS In addition to monitoring commercial loan concentration risk, we manage a consistent process for assessing commercial loan credit quality. Commercial loans are subject to individual risk assessment using our internal borrower and collateral quality ratings. Our ratings are aligned to Pass and Criticized categories. The Criticized category includes Special Mention, Substandard, and Doubtful categories which are defined by banking regulatory agencies.
     The table below provides a breakdown of outstanding commercial loans (excluding PCI loans) by risk category. Both the CRE mortgage and construction criticized totals are relatively high as a result of the current conditions in the real estate market. Of the  $37.1 billion in criticized CRE loans,  $7.9 billion has been placed on nonaccrual status and written down to net realizable value. Loans in both populations have a high level of surveillance and monitoring in place to manage these assets and mitigate any loss exposure. See the “Purchased Credit-Impaired Loans” section of this Note for credit quality information on our commercial PCI portfolio.

	December 31, 2010
	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

By risk category:
Pass	$126,058	70,597	11,256	12,411	30,341	250,663
Criticized	24,508	25,983	11,128	683	1,158	63,460

Total commercial loans (excluding PCI)	$150,566	96,580	22,384	13,094	31,499	314,123

     In addition, while we monitor past due status, we do not consider it a key driver of our credit risk management practices for commercial loans. The following table provides past due information for commercial loans, excluding PCI loans.

	December 31, 2010
	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

By delinquency status:
Current or 1-29 DPD	$146,135	90,233	19,005	12,927	31,350	299,650
30-89 DPD	910	1,016	510	59	—	2,495
90+ DPD and still accruing	308	104	193	—	22	627
Nonaccrual loans	3,213	5,227	2,676	108	127	11,351

Total commercial loans (excluding PCI)	$150,566	96,580	22,384	13,094	31,499	314,123

CONSUMER CREDIT QUALITY INDICATORS We have various classes of consumer loans that present respective unique risks. Loan delinquency, FICO credit scores and LTV for loan types are common credit quality indicators that we monitor and utilize in our evaluation of the adequacy of the allowance for credit losses for the consumer portfolio segment.
     The majority of our loss estimation techniques used for the allowance for credit losses rely on delinquency matrix models or delinquency roll rate models. Therefore, delinquency is an important indicator of credit quality and the establishment of our allowance for credit losses.
The following table provides the outstanding balances of our consumer portfolio by delinquency status, excluding PCI loans.

	December 31, 2010
	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

By delinquency status:
Current	$159,321	89,408	20,546	74,083	343,358
1-29 DPD	5,597	3,104	730	8,635	18,066
30-59 DPD	4,993	917	262	1,802	7,974
60-89 DPD	2,911	608	207	691	4,417
90-119 DPD	4,152	476	190	371	5,189
120-179 DPD	5,363	764	324	349	6,800
180+ DPD	14,653	622	1	634	15,910

Total consumer loans (excluding PCI)	$196,990	95,899	22,260	86,565	401,714

     Of the  $27.9 billion of loans 90 days or more past due in the previous table,  $14.1 billion, which excludes MHFS, represents insured/guaranteed loans whose repayments are insured by the FHA or guaranteed by the VA. Of the remaining  $13.7 billion of loans that are 90 days or more past due,  $3.1 billion was accruing. Consumer loans are placed on nonaccrual status and written down to net realizable value depending on the loan type and the extent of delinquency (see Note 1).
     Of the  $14.1 billion in delinquent insured/guaranteed loans,  $8.0 billion are more than 180 days past due. Excluding these insured/guaranteed loans, real estate 1-4 family first mortgage loans 180 days or more past due totaled  $6.6 billion, or 3.4% of total first mortgages. The aging of the delinquent real estate 1-4 family first mortgage loans is a result of the prolonged foreclosure process and our effort to help customers stay in their homes through various loan modification programs.
     The following table provides a breakdown of our consumer portfolio by updated FICO. We obtain FICO scores at loan origination and the scores are updated at least quarterly. FICO is not available for certain loan types and may not be obtained if we deem it unnecessary due to strong collateral and other borrower attributes, primarily for government guaranteed student loans of  $17.5 billion and securities-based margin loans of  $4.1 billion. The majority of our portfolio is underwritten with a FICO score of 680 and above. The table excludes PCI loans, which are included in the “Purchased Credit-Impaired Loans” section of this Note.

	December 31, 2010
	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

By updated FICO:
< 600	$34,207	9,037	2,872	10,809	56,925
600-639	14,422	4,509	1,826	5,970	26,727
640-679	18,794	7,729	3,305	8,354	38,182
680-719	26,435	13,768	4,522	9,495	54,220
720-759	29,335	20,322	4,441	8,827	62,925
760-799	47,054	27,214	3,215	9,368	86,851
800+	19,702	10,607	1,794	4,693	36,796
No FICO available	7,041	2,713	285	7,457	17,496
FICO not required	—	—	—	21,592	21,592

Total consumer loans (excluding PCI)	$196,990	95,899	22,260	86,565	401,714

LTV refers to the ratio comparing the loan’s unpaid principal balance to the property’s collateral value. CLTV refers to the combination of first mortgage and junior lien mortgage ratios. LTVs and CLTVs are updated quarterly using a cascade approach which first uses values provided by automated valuation models (AVMs) for the property. If an AVM is not available, then the value is estimated using the original appraised value adjusted by the change in Home Price Index (HPI) for the property location. If an HPI is not available, the original appraised value is used. The HPI value is normally the only method considered for high value properties as the AVM values have proven less accurate for these properties.
     The following table shows the most updated LTV and CLTV distribution of the real estate 1-4 family first and junior lien mortgage loan portfolios excluding PCI loans. In recent years, the residential real estate markets have experienced significant declines in property values and several markets, particularly California and Florida have experienced declines that turned out to be more significant than the national decline. These trends are considered in the way that we monitor credit risk and establish our allowance for credit losses. LTV does not necessarily reflect the likelihood of performance of a given loan, but does provide an indication of collateral value. In the event of a default, any loss should be limited to the portion of the loan amount in excess of the net realizable value of the underlying real estate collateral value. Certain loans do not have an LTV or CLTV primarily due to industry data availability and portfolios acquired from or serviced by other institutions.

	December 31, 2010
	Real estate	Real estate
	1-4 family	1-4 family
	first	junior lien
	mortgage	mortgage
(in millions)	by LTV	by CLTV	Total

By LTV/CLTV:
0-60%	$48,905	14,814	63,719
60.01-80%	46,453	17,744	64,197
80.01-100%	44,892	24,255	69,147
100.01-120% (1)	28,587	17,887	46,474
> 120% (1)	24,578	18,628	43,206
No LTV/CLTV available	3,575	2,571	6,146

Total (excluding PCI)	$196,990	95,899	292,889

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.
NONACCRUAL LOANS The following table provides loans on nonaccrual status. PCI loans are excluded from this table due to the existence of the accretable yield.

	December 31		,
(in millions)	2010	2009

Commercial:
Commercial and industrial	$3,213	4,397
Real estate mortgage	5,227	3,696
Real estate construction	2,676	3,313
Lease financing	108	171
Foreign	127	146

Total commercial (1)	11,351	11,723

Consumer:
Real estate 1-4 family first mortgage (2)	12,289	10,100
Real estate 1-4 family junior lien mortgage	2,302	2,263
Other revolving credit and installment	300	332

Total consumer	14,891	12,695

Total nonaccrual loans (excluding PCI)	$26,242	24,418

(1)	Includes LHFS of $3 million and $27 million at December 31, 2010 and 2009, respectively.
(2)	Includes MHFS of $426 million and $339 million at December 31, 2010 and 2009, respectively.
LOANS 90 DAYS OR MORE PAST DUE AND STILL ACCRUING Certain loans 90 days or more past due as to interest or principal are still accruing, because they are (1) well-secured and in the process of collection or (2) real estate 1-4 family mortgage loans or consumer loans exempt under regulatory rules from being classified as nonaccrual until later delinquency, usually 120 days past due. PCI loans of  $11.6 billion at December 31, 2010, and  $16.1 billion at December 31, 2009, are excluded from this disclosure even though they are 90 days or more contractually past due. These PCI loans are considered to be accruing due to the existence of the accretable yield and not based on consideration given to contractual interest payments.
     Non-PCI loans 90 days or more past due and still accruing were  $18.5 billion at December 31, 2010, and  $22.2 billion at December 31, 2009. Those balances which include mortgage loans held for sale, have  $14.7 billion and  $15.3 billion, respectively, of insured/guaranteed loans whose repayments are insured by the FHA or guaranteed by the VA. The following table shows non-PCI loans 90 days or more past due and still accruing, but excludes insured/guaranteed loans.

	December 31		,
(in millions)	2010	2009

Commercial:
Commercial and industrial	$308	590
Real estate mortgage	104	1,014
Real estate construction	193	909
Foreign	22	73

Total commercial	627	2,586

Consumer:
Real estate 1-4 family first mortgage (1)	941	1,623
Real estate 1-4 family junior lien mortgage (1)	366	515
Credit card	516	795
Other revolving credit and installment	1,305	1,333

Total consumer	3,128	4,266

Total (excluding PCI)	$3,755	6,852

(1)	Includes mortgage loans held for sale 90 days or more past due and still accruing.
IMPAIRED LOANS The table below summarizes key information for impaired loans. Our impaired loans include loans on nonaccrual status in the commercial portfolio segment and loans modified in a TDR, whether on accrual or nonaccrual status. These impaired loans may have estimated impairment which is included in the allowance for credit losses. Impaired loans exclude PCI loans. See the “Loans” section in Note 1 for our policies on impaired loans and PCI loans.

	December 31, 2010
		Recorded investment
			Impaired loans
	Unpaid		with related	Related
	principal	Impaired	allowance for	allowance for
(in millions)	balance	loans	credit losses	credit losses

Commercial:
Commercial and industrial	$8,190	3,600	3,276	607
Real estate mortgage	7,439	5,239	5,163	1,282
Real estate construction	4,676	2,786	2,786	548
Lease financing	149	91	91	34
Foreign	215	15	15	8

Total commercial	20,669	11,731	11,331	2,479

Consumer:
Real estate 1-4 family first mortgage	12,834	11,603	11,603	2,754
Real estate 1-4 family junior lien mortgage	1,759	1,626	1,626	578
Credit card	548	548	548	333
Other revolving credit and installment	231	230	230	58

Total consumer	15,372	14,007	14,007	3,723

Total (excluding PCI)	$36,041	25,738	25,338	6,202

     The following table summarizes key information for impaired loans as of December 31, 2009.

	December 31, 2009 (1)
(in millions)	Commercial	Consumer	Total

Recorded investment:
Impaired loans	$10,562	8,268	18,830
Impaired loans with a related
allowance for credit losses	9,666	8,268	17,934
Related allowance for credit losses	1,502	1,765	3,267

(1)	Balances have been revised to conform to our current classification of certain small commercial loans as impaired.
     Commitments to lend additional funds on loans whose terms have been modified in a TDR amounted to  $1.2 billion and  $452 million at December 31, 2010 and 2009, respectively. These commitments primarily relate to CRE loans, which, at the time of modification, had an amount of availability to the borrower that continues under the modified terms of the TDR and totaled  $861 million and  $134 million at December 31, 2010 and 2009, respectively.
     The following table provides the average recorded investment in impaired loans and the amount of interest income recognized on impaired loans after impairment by portfolio segment and class.

	Year ended
	December 31, 2010
	Average	Recognized
	recorded	interest
(in millions)	investment	income

Commercial:
Commercial and industrial	$4,098	64
Real estate mortgage	4,598	41
Real estate construction	3,203	28
Lease financing	166	—
Foreign	47	—

Total commercial	12,112	133

Consumer:
Real estate 1-4 family first mortgage	9,221	494
Real estate 1-4 family junior lien mortgage	1,443	55
Credit card	360	13
Other revolving credit and installment	132	3

Total consumer	11,156	565

Total impaired loans	$23,268	698

     The following table presents the average recorded investment in impaired loans and interest income recognized on impaired loans after impairment.

	Year ended December 31			,
(in millions)	2010	2009	2008

Average recorded investment in impaired loans	$23,268	10,557	1,952

Interest income:
Cash basis of accounting	$250	130	34
Other (1)	448	102	9

Total interest income	$698	232	43

(1)	Includes interest recognized on accruing TDRs, interest recognized related to the passage of time, and amortization of purchase accounting adjustments related to certain impaired loans. See footnote 1 to the table of changes in the allowance for credit losses.
Purchased Credit-Impaired Loans
Certain loans acquired in the Wachovia acquisition are accounted for as PCI loans. The following table presents PCI loans net of any remaining purchase accounting adjustments.

	December 31			,
(in millions)	2010	2009	2008

Commercial:
Commercial and industrial	$718	1,911	4,580
Real estate mortgage	2,855	4,137	5,803
Real estate construction	2,949	5,207	6,462
Foreign	1,413	1,733	1,859

Total commercial	7,935	12,988	18,704

Consumer:
Real estate 1-4 family first mortgage	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage	250	331	728
Other revolving credit and installment	—	—	151

Total consumer	33,495	38,717	40,093

Total PCI loans (carrying value)	$41,430	51,705	58,797

Total PCI loans (unpaid principal balance)	$64,331	83,615	98,182

ACCRETABLE YIELD The excess of cash flows expected to be collected over the carrying value of PCI loans is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pools of loans. The accretable yield is affected by:
•	Changes in interest rate indices for variable rate PCI loans – Expected future cash flows are based on the variable rates in effect at the time of the regular evaluations of cash flows expected to be collected;
•	Changes in prepayment assumptions – Prepayments affect the estimated life of PCI loans which may change the amount of interest income, and possibly principal, expected to be collected; and
•	Changes in the expected principal and interest payments over the estimated life – Updates to expected cash flows are driven by the credit outlook and actions taken with borrowers. Changes in expected future cash flows from loan modifications are included in the regular evaluations of cash flows expected to be collected.
     The change in the accretable yield related to PCI loans is presented in the following table.

	Year ended December 31		,
(in millions)	2010	2009

Total, beginning of year	$14,559	10,447
Accretion	(2,435)	(2,606)
Reclassification from nonaccretable difference for loans with improving cash flows	3,399	441
Changes in expected cash flows that do not affect nonaccretable difference (1)	1,191	6,277

Total, end of year	$16,714	14,559

(1)	Represents changes in cash flows expected to be collected, changes in interest rates on variable rate PCI loans, and the impact of modifications on expected cash flows.
PCI ALLOWANCE When it is estimated that the cash flows expected to be collected have decreased subsequent to acquisition for a PCI loan or pool of loans, an allowance is established and a provision for additional loss is recorded as a charge to income. The following table summarizes the changes in allowance for PCI loan losses.

			Other
(in millions)	Commercial	Pick-a-Pay	consumer	Total

Balance, December 31, 2008	$—	—	—	—
Provision for losses due to credit deterioration	850	—	3	853
Charge-offs	(520)	—	—	(520)

Balance, December 31, 2009	330	—	3	333
Provision for losses due to credit deterioration	712	—	59	771
Charge-offs	(776)	—	(30)	(806)

Balance, December 31, 2010	$266	—	32	298

COMMERCIAL PCI CREDIT QUALITY INDICATORS The following table provides a breakdown of commercial PCI loans by risk category.

	December 31, 2010
	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

By risk category:
Pass	$214	352	128	210	904
Criticized	504	2,503	2,821	1,203	7,031

Total commercial PCI loans	$718	2,855	2,949	1,413	7,935

CONSUMER PCI CREDIT QUALITY INDICATORS Our consumer PCI loans were aggregated into several pools of loans at acquisition. Below, we have provided credit quality indicators based on the individual loans included in the pool, but we have not allocated the remaining purchase accounting adjustments, which were established at a pool level. The following table provides the delinquency status of consumer PCI loans.

	December 31, 2010
	Real estate	Real estate
	1-4 family	1-4 family
	first	junior lien
(in millions)	mortgage	mortgage	Total

By delinquency status:
Current	$29,253	357	29,610
1-29 DPD	44	79	123
30-59 DPD	3,586	30	3,616
60-89 DPD	1,364	17	1,381
90-119 DPD	881	13	894
120-179 DPD	1,346	19	1,365
180+ DPD	7,214	220	7,434

Total consumer PCI loans	$43,688	735	44,423

Total consumer PCI loans (carrying value)	$33,245	250	33,495

The following table provides FICO scores for consumer PCI loans.

	December 31, 2010
	Real estate	Real estate
	1-4 family	1-4 family
	first	junior lien
(in millions)	mortgage	mortgage	Total

By FICO:
< 600	$22,334	363	22,697
600-639	7,563	109	7,672
640-679	6,185	96	6,281
680-719	3,949	60	4,009
720-759	2,057	17	2,074
760-799	1,087	7	1,094
800+	232	2	234
No FICO available	281	81	362

Total consumer PCI loans	$43,688	735	44,423

Total consumer PCI loans (carrying value)	$33,245	250	33,495

The following table shows the distribution of consumer PCI loans by LTV for real estate 1-4 family first mortgages and by CLTV for real estate 1-4 family junior lien mortgages.

	December 31, 2010
	Real estate	Real estate
	1-4 family	1-4 family
	first	junior lien
	mortgage	mortgage
(in millions)	by LTV	by CLTV	Total

By LTV/CLTV:
0-60%	$1,653	43	1,696
60.01-80%	5,513	42	5,555
80.01-100%	11,861	89	11,950
100.01-120%	9,525	116	9,641
> 120%	15,047	314	15,361
No LTV/CLTV available	89	131	220

Total consumer PCI loans	$43,688	735	44,423

Total consumer PCI loans (carrying value)	$33,245	250	33,495

Premises, Equipment, Lease Commitments and Other Assets	12 Months Ended
Dec. 31, 2010
Premises, Equipment, Lease Commitments and Other Assets [Abstract]
Premises, Equipment, Lease Commitments and Other Assets
Note 7: Premises, Equipment, Lease Commitments and Other Assets

	December 31		,
(in millions)	2010	2009

Land	$1,825	2,140
Buildings	7,440	8,143
Furniture and equipment	6,689	6,232
Leasehold improvements	1,683	1,381
Premises and equipment leased under capital leases	148	152

Total premises and equipment	17,785	18,048
Less: Accumulated depreciation and amortization	8,141	7,312

Net book value, premises and equipment	$9,644	10,736

Depreciation and amortization expense for premises and equipment was  $1.5 billion,  $1.3 billion and  $861 million in 2010, 2009 and 2008, respectively.
     Dispositions of premises and equipment, included in noninterest expense, resulted in net losses of  $115 million in 2010, net losses of  $22 million in 2009 and net gains of  $3 million in 2008.
     We have obligations under a number of noncancelable operating leases for premises and equipment. The terms of these leases are predominantly up to 15 years, with the longest up to 95 years, and many provide for periodic adjustment of rentals based on changes in various economic indicators. Some leases also include a renewal option. The following table provides the future minimum payments under capital leases and noncancelable operating leases, net of sublease rentals, with terms greater than one year as of December 31, 2010.

	Operating	Capital
(in millions)	leases	leases

Year ended December 31,
2011	$1,134	14
2012	1,235	5
2013	1,099	5
2014	944	4
2015	788	3
Thereafter	3,405	21

Total minimum lease payments	$8,605	52

Executory costs		$(14)
Amounts representing interest		(12)

Present value of net minimum lease payments		$26

     Operating lease rental expense (predominantly for premises), net of rental income, was  $1.3 billion,  $1.4 billion and  $709 million in 2010, 2009 and 2008, respectively.
     The components of other assets were:

	December 31		,
(in millions)	2010	2009

Nonmarketable equity investments:
Cost method:
Private equity investments	$3,240	3,808
Federal bank stock	5,254	5,985

Total cost method	8,494	9,793
Equity method	7,624	5,138
Principal investments (1)	305	1,423

Total nonmarketable equity investments	16,423	16,354
Corporate/bank-owned life insurance	19,845	19,515
Accounts receivable	23,763	20,565
Interest receivable	4,895	5,946
Core deposit intangibles	8,904	10,774
Customer relationship and other amortized intangibles	1,847	2,154
Net deferred tax assets	—	3,212
Foreclosed assets:
GNMA (2)	1,479	960
Other	4,530	2,199
Operating lease assets	1,873	2,395
Due from customers on acceptances	229	810
Other	15,993	19,296

Total other assets	$99,781	104,180

(1)	Principal investments are recorded at fair value with realized and unrealized gains (losses) included in net gains (losses) from equity investments in the income statement.
(2)	These are foreclosed real estate securing FHA insured and VA guaranteed loans. Both principal and interest for these loans secured by the foreclosed real estate are collectible because they are insured/guaranteed.
     Income related to nonmarketable equity investments was:

	Year ended December 31			,
(in millions)	2010	2009	2008

Net gains (losses) from:
Private equity investments (1)	$492	(368)	251
Principal investments	42	79	—
All other nonmarketable equity investments	(188)	(234)	(10)

Net gains (losses) from nonmarketable equity investments	$346	(523)	241

(1)	Net gains in 2008 include $334 million gain from our ownership in Visa, which completed its initial public offering in March 2008.

Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities
Note 8: Securitizations and Variable Interest Entities
Involvement with SPEs
In the normal course of business, we enter into various types of on- and off-balance sheet transactions with special purpose entities (SPEs), which are corporations, trusts or partnerships that are established for a limited purpose. Historically, the majority of SPEs were formed in connection with securitization transactions. In a securitization transaction, assets from our balance sheet are transferred to an SPE, which then issues to investors various forms of interests in those assets and may also enter into derivative transactions. In a securitization transaction, we typically receive cash and/or other interests in an SPE as proceeds for the assets we transfer. Also, in certain transactions, we may retain the right to service the transferred receivables and to repurchase those receivables from the SPE if the outstanding balance of the receivables falls to a level where the cost exceeds the benefits of servicing such receivables. In addition, we may purchase the right to service loans in an SPE that were transferred to the SPE by a third party.
     In connection with our securitization activities, we have various forms of ongoing involvement with SPEs, which may include:
•	underwriting securities issued by SPEs and subsequently making markets in those securities;
•	providing liquidity facilities to support short-term obligations of SPEs issued to third party investors;
•	providing credit enhancement on securities issued by SPEs or market value guarantees of assets held by SPEs through the use of letters of credit, financial guarantees, credit default swaps and total return swaps;
•	entering into other derivative contracts with SPEs;
•	holding senior or subordinated interests in SPEs;
•	acting as servicer or investment manager for SPEs; and
•	providing administrative or trustee services to SPEs.
     SPEs are generally considered variable interest entities (VIEs). A VIE is an entity that has either a total equity investment that is insufficient to finance its activities without additional subordinated financial support or whose equity investors lack the ability to control the entity’s activities. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. A variable interest is a contractual, ownership or other interest that changes with changes in the fair value of the VIE’s net assets. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an on-going basis.
     We have segregated our involvement with VIEs between those VIEs which we consolidate, those which we do not consolidate and transfers of financial assets that are accounted for as secured borrowings. Secured borrowings are transactions involving transfers of our financial assets to third parties that are accounted for as financings with the assets pledged as collateral. Accordingly, the transferred assets remain recognized on our balance sheet. Subsequent tables within this Note further segregate these transactions by structure type.
     The classifications of assets and liabilities in our balance sheet associated with our transactions with VIEs follow:

				Transfers that
	VIEs that we	VIEs		we account
	do not	that we		for as secured
(in millions)	consolidate	consolidate		borrowings	Total

December 31, 2010
Cash	$—	200		398	598
Trading assets	5,351	143		32	5,526
Securities available for sale (1)	24,001	2,159		7,834	33,994
Loans	12,400	16,708		1,613	30,721
Mortgage servicing rights	13,262	—		—	13,262
Other assets	3,783	2,039		90	5,912

Total assets	58,797	21,249		9,967	90,013

Short-term borrowings	—	3,636	(2)	7,773	11,409
Accrued expenses and other liabilities	3,514	716	(2)	14	4,244
Long-term debt	—	8,377	(2)	1,700	10,077

Total liabilities	3,514	12,729		9,487	25,730

Noncontrolling interests	—	40		—	40

Net assets	$55,283	8,480		480	64,243

December 31, 2009
Cash	$—	273		328	601
Trading assets	6,097	77		35	6,209
Securities available for sale (1)	35,186	1,794		7,126	44,106
Loans	15,698	561		2,007	18,266
Mortgage servicing rights	16,233	—		—	16,233
Other assets	5,604	2,595		68	8,267

Total assets	78,818	5,300		9,564	93,682

Short-term borrowings	—	351		1,996	2,347
Accrued expenses and other liabilities	3,352	708		4,864	8,924
Long-term debt (3)	—	1,163		1,938	3,101

Total liabilities	3,352	2,222		8,798	14,372

Noncontrolling interests	—	68		—	68

Net assets	$75,466	3,010		766	79,242

(1)	Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.
(2)	Includes the following VIE liabilities at December 31, 2010, with recourse to the general credit of Wells Fargo: Short-term borrowings, $3.6 billion; Accrued expenses and other liabilities, $645 million; and Long-term debt, $53 million.
(3)	“VIEs that we consolidate” has been revised to correct previously reported amount.
Transactions with Unconsolidated VIEs
 Our transactions with VIEs include securitizations of consumer loans, CRE loans, student loans, auto loans and municipal bonds; investment and financing activities involving CDOs backed by asset-backed and CRE securities, collateralized loan obligations (CLOs) backed by corporate loans or bonds, and other types of structured financing. We have various forms of involvement with VIEs, including holding senior or subordinated interests, entering into liquidity arrangements, credit default swaps and other derivative contracts. These involvements with unconsolidated VIEs are recorded on our balance sheet primarily in trading assets, securities available for sale, loans, MSRs, other assets and other liabilities, as appropriate.
     The following tables provide a summary of unconsolidated VIEs with which we have significant continuing involvement, but are not the primary beneficiary. The balances presented for December 31, 2010, represent our unconsolidated VIEs for which we consider our involvement to be significant. The balances presented for December 31, 2009, include unconsolidated VIEs with which we have continuing involvement that we no longer consider significant. Accordingly, we have excluded these transactions from the balances presented for December 31, 2010. We have refined our definition of significant continuing involvement in accordance with consolidation accounting guidance to exclude unconsolidated VIEs when our continuing involvement relates to third-party sponsored VIEs for which we were not the transferor, and unconsolidated VIEs for which we were the sponsor but do not have any other significant continuing involvement.
     Significant continuing involvement includes transactions where we were the sponsor or transferor and have other significant forms of involvement. Sponsorship includes transactions with unconsolidated VIEs where we solely or materially participated in the initial design or structuring of the entity or marketing of the transaction to investors. When we transfer assets to a VIE and account for the transfer as a sale, we are considered the transferor. We consider investments in securities held outside of trading, loans, guarantees, liquidity agreements, written options and servicing of collateral to be other forms of involvement that may be significant. We have excluded certain transactions with unconsolidated VIEs from the December 31, 2010, balances presented in the table below where we have determined that our continuing involvement is not significant due to the temporary nature and size of our variable interests, because we were not the transferor or because we were not involved in the design or operations of the unconsolidated VIEs.

					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets

December 31, 2010
		Carrying value – asset (liability)

Residential mortgage loan securitizations:
Conforming	$1,068,737	5,527	12,115	—	(928)	16,714
Other/nonconforming	76,304	2,997	495	6	(107)	3,391
Commercial mortgage securitizations	190,377	5,506	608	261	—	6,375
Collateralized debt obligations:
Debt securities	20,046	1,436	—	844	—	2,280
Loans (2)	9,970	9,689	—	—	—	9,689
Asset-based finance structures	12,055	6,556	—	(118)	—	6,438
Tax credit structures	20,981	3,614	—	—	(1,129)	2,485
Collateralized loan obligations	13,196	2,804	—	56	—	2,860
Investment funds	10,522	1,416	—	—	—	1,416
Other (3)	20,031	3,221	43	377	(6)	3,635

Total	$1,442,219	42,766	13,261	1,426	(2,170)	55,283

		Maximum exposure to loss

Residential mortgage loan securitizations:
Conforming		$5,527	12,115	—	4,248	21,890
Other/nonconforming		2,997	495	6	233	3,731
Commercial mortgage securitizations		5,506	608	488	—	6,602
Collateralized debt obligations:
Debt securities		1,436	—	2,850	7	4,293
Loans (2)		9,689	—	—	—	9,689
Asset-based finance structures		6,556	—	118	2,175	8,849
Tax credit structures		3,614	—	—	1	3,615
Collateralized loan obligations		2,804	—	56	519	3,379
Investment funds		1,416	—	—	87	1,503
Other (3)		3,221	43	916	162	4,342

Total		$42,766	13,261	4,434	7,432	67,893

					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets

December 31, 2009
		Carrying value – asset (liability)

Residential mortgage loan securitizations (4):
Conforming	$1,150,515	5,846	13,949	—	(869)	18,926
Other/nonconforming	251,850	11,683	1,538	16	(15)	13,222
Commercial mortgage securitizations	345,561	3,760	696	489	—	4,945
Collateralized debt obligations:
Debt securities	45,684	3,024	—	1,746	—	4,770
Loans (2)	10,215	9,964	—	—	—	9,964
Multi-seller commercial paper conduit (5)	5,160	—	—	—	—	—
Asset-based finance structures	17,467	10,187	—	(72)	(248)	9,867
Tax credit structures	27,537	4,659	—	—	(653)	4,006
Collateralized loan obligations	23,830	3,602	—	64	—	3,666
Investment funds	84,642	1,831	—	—	(129)	1,702
Other (3)	23,538	3,626	50	1,015	(293)	4,398

Total	$1,985,999	58,182	16,233	3,258	(2,207)	75,466

		Maximum exposure to loss

Residential mortgage loan securitizations (4):
Conforming		$5,846	13,949	—	4,567	24,362
Other/nonconforming		11,683	1,538	30	218	13,469
Commercial mortgage securitizations		3,760	696	766	—	5,222
Collateralized debt obligations:
Debt securities		3,024	—	3,586	33	6,643
Loans (2)		9,964	—	—	—	9,964
Multi-seller commercial paper conduit (5)		—	—	5,263	—	5,263
Asset-based finance structures		10,187	—	72	968	11,227
Tax credit structures		4,659	—	—	4	4,663
Collateralized loan obligations		3,702	—	64	473	4,239
Investment funds (6)		2,331	—	500	218	3,049
Other (3)		3,626	50	1,818	1,774	7,268

Total		$58,782	16,233	12,099	8,255	95,369

(1)	Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.
(2)	Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invest primarily in senior tranches from a diversified pool of primarily U.S. asset securitizations, of which all are current, and over 91% were rated as investment grade by the primary rating agencies at December 31, 2010. These senior loans were acquired in the Wachovia business combination and are accounted for at amortized cost as initially determined under purchase accounting and are subject to the Company’s allowance and credit charge-off policies.
(3)	Includes student loan securitizations, auto loan securitizations and credit-linked note structures. Also contains investments in auction rate securities (ARS) issued by VIEs that we do not sponsor and, accordingly, are unable to obtain the total assets of the entity.
(4)	Total VIE assets at December 31, 2009, includes $20.9 billion of nonconforming residential mortgage securitizations that were consolidated in first quarter 2010.
(5)	The multi-seller commercial paper conduit was consolidated in first quarter 2010.
(6)	“Other commitments and guarantees” has been revised to correct previously reported amount.
     In the two preceding tables, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. For VIEs that obtain exposure to assets synthetically through derivative instruments, the remaining notional amount of the derivative is included in the asset balance. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” from our involvement with off-balance sheet entities, which is a required disclosure under GAAP, is determined as the carrying value of our involvement with off-balance sheet (unconsolidated) VIEs plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees. It represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this required disclosure is not an indication of expected loss.
RESIDENTIAL MORTGAGE LOANS Residential mortgage loan securitizations are financed through the issuance of fixed- or floating-rate-asset-backed-securities, which are collateralized by the loans transferred to a VIE. We typically transfer loans we originated to these VIEs, account for the transfers as sales, retain the right to service the loans and may hold other beneficial interests issued by the VIEs. We also may be exposed to limited liability related to recourse agreements and repurchase agreements we make to our issuers and purchasers, which are included in other commitments and guarantees. In certain instances, we may service residential mortgage loan securitizations structured by third parties whose loans we did not originate or transfer. Our residential mortgage loan securitizations consist of conforming and nonconforming securitizations.
     Conforming residential mortgage loan securitizations are those that are guaranteed by GSEs, including GNMA. We do not consolidate our conforming residential mortgage loan securitizations because we do not have power over the VIEs.
     The loans sold to the VIEs in nonconforming residential mortgage loan securitizations are those that do not qualify for a GSE guarantee. We do not consolidate the nonconforming residential mortgage loan securitizations included in the table because we do not have a variable interest that could potentially be significant or we do not have power to direct the activities that most significantly impact the performance of the VIE.
     Other commitments and guarantees include amounts related to loans sold that we may be required to repurchase, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties. The maximum exposure to loss for material breach of contractual representations and warranties represents a stressed case estimate we utilize for determining stressed case regulatory capital needs.
COMMERCIAL MORTGAGE LOAN SECURITIZATIONS Commercial mortgage loan securitizations are financed through the issuance of fixed- or floating-rate-asset-backed-securities, which are collateralized by the loans transferred to the VIE. In a typical securitization, we may transfer loans we originate to these VIEs, account for the transfers as sales, retain the right to service the loans and may hold other beneficial interests issued by the VIEs. In certain instances, we may service commercial mortgage loan securitizations structured by third parties whose loans we did not originate or transfer. We typically serve as primary or master servicer of these VIEs. The primary or master servicer in a commercial mortgage loan securitization typically cannot make the most significant decisions impacting the performance of the VIE and therefore does not have power over the VIE. We do not consolidate the commercial mortgage loan securitizations included in the disclosure because we either do not have power or do not have a variable interest that could potentially be significant to the VIE.
COLLATERALIZED DEBT OBLIGATIONS (CDOs) A CDO is a securitization where an SPE purchases a pool of assets consisting of asset-backed securities and issues multiple tranches of equity or notes to investors. In some transactions, a portion of the assets are obtained synthetically through the use of derivatives such as credit default swaps or total return swaps.
     Prior to 2008, we engaged in the structuring of CDOs on behalf of third party asset managers who would select and manage the assets for the CDO. Typically, the asset manager has some discretion to manage the sale of assets of, or derivatives used by the CDO, which generally gives the asset manager the power over the CDO. We have not structured these types of transactions since the credit market disruption began in late 2007.
     In addition to our role as arranger we may have other forms of involvement with these transactions, including transactions established prior to 2008. Such involvement may include acting as liquidity provider, derivative counterparty, secondary market maker or investor. For certain transactions, we may also act as the collateral manager or servicer. We receive fees in connection with our role as collateral manager or servicer.
     We assess whether we are the primary beneficiary of CDOs based on our role in the transaction in combination with the variable interests we hold. Subsequently, we monitor our ongoing involvement in these transactions to determine if the nature of our involvement has changed. We are not the primary beneficiary of these transactions in most cases because we do not act as the collateral manager or servicer, which generally denotes power. In cases where we are the collateral manager or servicer, we are not the primary beneficiary because we do not hold interests that could potentially be significant to the VIE.
COLLATERALIZED LOAN OBLIGATIONS (CLOs) A CLO is a securitization where an SPE purchases a pool of assets consisting of loans and issues multiple tranches of equity or notes to investors. Generally, CLOs are structured on behalf of a third party asset manager that typically selects and manages the assets for the term of the CLO. Typically, the asset manager has the power over the significant decisions of the VIE through its discretion to manage the assets of the CLO. We assess whether we are the primary beneficiary of CLOs based on our role in the transaction and the variable interests we hold. In most cases, we are not the primary beneficiary of these transactions because we do not have the power to manage the collateral in the VIE.
     In addition to our role as arranger, we may have other forms of involvement with these transactions. Such involvement may include acting as underwriter, derivative counterparty, secondary market maker or investor. For certain transactions, we may also act as the servicer, for which we receive fees in connection with that role. We also earn fees for arranging these transactions and distributing the securities.
ASSET-BASED FINANCE STRUCTURES We engage in various forms of structured finance arrangements with VIEs that are collateralized by various asset classes including energy contracts, auto and other transportation leases, intellectual property, equipment and general corporate credit. We typically provide senior financing, and may act as an interest rate swap or commodity derivative counterparty when necessary. In most cases, we are not the primary beneficiary of these structures because we do not have power over the significant activities of the VIEs involved in these transactions.
     For example, we have investments in asset-backed securities that are collateralized by auto leases or loans and cash reserves. These fixed-rate and variable-rate securities have been structured as single-tranche, fully amortizing, unrated bonds that are equivalent to investment-grade securities due to their significant overcollateralization. The securities are issued by VIEs that have been formed by third party auto financing institutions primarily because they require a source of liquidity to fund ongoing vehicle sales operations. The third party auto financing institutions manage the collateral in the VIEs, which is indicative of power in these transactions and we therefore do not consolidate these VIEs.
TAX CREDIT STRUCTURES We co-sponsor and make investments in affordable housing and sustainable energy projects that are designed to generate a return primarily through the realization of federal tax credits. In some instances, our investments in these structures may require that we fund future capital commitments at the discretion of the project sponsors. While the size of our investment in a single entity may at times exceed 50% of the outstanding equity interests, we do not consolidate these structures due to the project sponsor’s ability to manage the projects, which is indicative of power in these transactions.
INVESTMENT FUNDS At December 31, 2010, we had investments of  $1.4 billion and lending arrangements of  $14 million with certain funds managed by one of our majority owned subsidiaries compared with investments of  $1.3 billion and lending arrangements of  $20 million at December 31, 2009. In addition, we also provide a default protection agreement to a third party lender to one of these funds. Our involvement in these funds is either senior or of equal priority to third party investors. We do not consolidate the investment funds because we do not absorb the majority of the expected future variability associated with the funds’ assets, including variability associated with credit, interest rate and liquidity risks.
OTHER TRANSACTIONS WITH VIEs In August 2008, Wachovia reached an agreement to purchase at par auction rate securities (ARS) that were sold to third-party investors by certain of its subsidiaries. ARS are debt instruments with long-term maturities, but which re-price more frequently, and preferred equities with no maturity. All remaining ARS issued by VIEs subject to the agreement were redeemed. At December 31, 2010, we held in our securities available-for-sale portfolio  $1.6 billion of ARS issued by VIEs redeemed pursuant to this agreement, compared with  $3.2 billion at December 31, 2009.
     On November 18, 2009, we reached agreements to purchase additional ARS from eligible investors who bought ARS through one of our broker-dealer subsidiaries. All remaining ARS issued by VIEs subject to the agreement were redeemed. As of December 31, 2010, we held in our securities available-for-sale portfolio  $892 million of ARS issued by VIEs redeemed pursuant to this agreement. No securities had been redeemed related to this agreement at December 31, 2009.
     We do not consolidate the VIEs that issued the ARS because we do not have power over the activities of the VIEs.
TRUST PREFERRED SECURITIES In addition to the involvements disclosed in the preceding table, we had  $19.3 billion and  $19.1 billion of junior subordinated debt financing through the issuance of trust preferred securities at December 31, 2010 and 2009, respectively. In these transactions, VIEs that we wholly own issue preferred equity or debt securities to third party investors. All of the proceeds of the issuance are invested in debt securities that we issue to the VIEs. The VIEs’ operations and cash flows relate only to the issuance, administration and repayment of the securities held by third parties. We do not consolidate these VIEs because the sole assets of the VIEs are receivables from us. This is the case even though we own all of the voting equity shares of the VIEs, have fully guaranteed the obligations of the VIEs and may have the right to redeem the third party securities under certain circumstances. We report the debt securities that we issue to the VIEs as long-term debt in our consolidated balance sheet. See Note 13 and Note 17 for additional information related to our trust preferred security issuances.
Securitization Activity Related to Unconsolidated VIEs
 We use VIEs to securitize consumer and CRE loans and other types of financial assets, including student loans, auto loans and municipal bonds. We typically retain the servicing rights from these sales and may continue to hold other beneficial interests in the VIEs. We may also provide liquidity to investors in the beneficial interests and credit enhancements in the form of standby letters of credit. Through these securitizations we may be exposed to liability under limited amounts of recourse as well as standard representations and warranties we make to purchasers and issuers.
     We recognized net gains of  $27 million from transfers accounted for as sales of financial assets in securitizations in 2010, and net gains of  $1 million in 2009. Additionally, we had the following cash flows with our securitization trusts that were involved in transfers accounted for as sales.

	Year ended December 31				,
	2010		2009
		Other		Other
	Mortgage	financial	Mortgage	financial
(in millions)	loans	assets	loans	assets

Sales proceeds from securitizations (1)	$374,488	—	394,632	—
Servicing fees	4,316	34	4,283	42
Other interests held (2)	1,786	442	3,757	310
Purchases of delinquent assets	25	—	45	—
Net servicing advances	49	—	257	—

(1)	Represents cash flow data for all loans securitized in the period presented.
(2)	“Other financial assets” for 2009 has been revised to correct previously reported amount.
     Sales with continuing involvement during 2010 predominantly related to conforming residential mortgage securitizations. During 2010 we transferred  $379.0 billion in fair value of conforming residential mortgages to unconsolidated VIEs and recorded the transfers as sales. These transfers did not result in a gain or loss because the loans are already carried at fair value. In connection with these transfers, in 2010 we recorded a  $4.5 billion servicing asset and a  $144 million liability for repurchase reserves, which are both initially measured at fair value.
     We used the following key assumptions to measure mortgage servicing assets at the date of securitization:

	Mortgage servicing rights
	2010	2009

Prepayment speed (annual CPR (1))	13.5%	13.4
Life (in years)	5.4	5.6
Discount rate	8.0%	8.3

(1)	Constant prepayment rate.
     Key economic assumptions and the sensitivity of the current fair value to immediate adverse changes in those assumptions at December 31, 2010, for residential and commercial mortgage servicing rights, and other interests held related primarily to residential mortgage loan securitizations are presented in the following table. In the following table “Other interests held” exclude securities retained in securitizations issued through GSEs such as FNMA, FHLMC and GNMA because we do not believe the value of these securities would be materially affected by the adverse changes in assumptions noted in the table. Subordinated interests include only those bonds whose credit rating was below AAA by a major rating agency at issuance. Senior interests include only those bonds whose credit rating was AAA by a major rating agency at issuance. The information presented excludes trading positions held in inventory.

		Other interests held
	Mortgage	Interest-
	servicing	only	Subordinated	Senior
(in millions)	rights	strips	bonds	bonds

Fair value of interests held at December 31, 2010	$16,279	226	47	441
Expected weighted-average life (in years)	5.2	5.2	8.3	4.5
Prepayment speed assumption (annual CPR)	12.6%	11.4	4.8	18.1
Decrease in fair value from:
10% adverse change	$844	7	—	2
25% adverse change	1,992	16	—	6
Discount rate assumption	8.1%	17.8	10.2	6.8
Decrease in fair value from:
100 basis point increase	$777	6	3	14
200 basis point increase	1,487	13	6	27
Credit loss assumption			0.7%	3.7
Decrease in fair value from:
10% higher losses			$—	1
25% higher losses			—	3

     The sensitivities in the preceding table are hypothetical and caution should be exercised when relying on this data. Changes in value based on variations in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in value may not be linear. Also, the effect of a variation in a particular assumption on the value of the other interests held is calculated independently without changing any other assumptions. In reality, changes in one factor may result in changes in others (for example, changes in prepayment speed estimates could result in changes in the credit losses), which might magnify or counteract the sensitivities.
     The following table presents information about the principal balances of off-balance sheet securitized loans, including residential mortgages sold to FNMA, FHLMC and GNMA and securitizations where servicing is our only form of continuing involvement. Delinquent loans include loans 90 days or more past due and still accruing interest as well as nonaccrual loans. Delinquent loans and net charge-offs exclude loans sold to FNMA, FHLMC and GNMA. We continue to service those loans and would only experience a loss if required to repurchase a delinquent loan due to a breach in original representations and warranties associated with their required underwriting standards.

							Net charge-offs
	Total loans			Delinquent loans			Year ended
	December 31		,	December 31		,	December 31		,
(in millions)	2010	2009		2010	2009		2010	2009

Commercial:
Commercial and industrial	$1	78		—	65		—	—
Real estate mortgage	207,015	221,516		11,515	7,208		919	108

Total commercial	207,016	221,594		11,515	7,273		919	108

Consumer:
Real estate 1-4 family first mortgage	1,090,755	1,062,938		5,275	7,501		1,408	1,287
Real estate 1-4 family junior lien mortgage	1	3,292		—	76		—	54
Other revolving credit and installment	2,454	5,104		102	100		—	107

Total consumer	1,093,210	1,071,334		5,377	7,677		1,408	1,448

Total off-balance sheet securitized loans	$1,300,226	1,292,928		16,892	14,950		2,327	1,556

Transactions with Consolidated VIEs and Secured Borrowings
The following table presents a summary of transfers of financial assets accounted for as secured borrowings and involvements with consolidated VIEs. “Consolidated assets” are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.” On the consolidated balance sheet, we separately disclose the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs.

		Carrying value
	Total		Third
	VIE	Consolidated	party	Noncontrolling	Net
(in millions)	assets	assets	liabilities	interests	assets

December 31, 2010
Secured borrowings:
Municipal tender option bond securitizations	$10,687	7,874	(7,779)	—	95
Auto loan securitizations	154	154	—	—	154
Commercial real estate loans	1,321	1,321	(1,272)	—	49
Residential mortgage securitizations	700	618	(436)	—	182

Total secured borrowings	12,862	9,967	(9,487)	—	480

Consolidated VIEs:
Nonconforming residential mortgage loan securitizations	14,518	13,529	(6,723)	—	6,806
Multi-seller commercial paper conduit	3,197	3,197	(3,279)	—	(82)
Auto loan securitizations	1,010	1,010	(955)	—	55
Structured asset finance	146	146	(21)	(11)	114
Investment funds	1,197	1,197	(54)	(14)	1,129
Other	2,173	2,170	(1,697)	(15)	458

Total consolidated VIEs	22,241	21,249	(12,729)	(40)	8,480

Total secured borrowings and consolidated VIEs	$35,103	31,216	(22,216)	(40)	8,960

December 31, 2009
Secured borrowings:
Municipal tender option bond securitizations (1)	$9,649	7,189	(6,856)	—	333
Auto loan securitizations	274	274	(121)	—	153
Commercial real estate loans	1,309	1,309	(1,269)	—	40
Residential mortgage securitizations	901	792	(552)	—	240

Total secured borrowings	12,133	9,564	(8,798)	—	766

Consolidated VIEs:
Structured asset finance (2)	2,791	1,074	(919)	(10)	145
Investment funds	2,257	2,245	(271)	(33)	1,941
Other (2)	2,697	1,981	(1,032)	(25)	924

Total consolidated VIEs	7,745	5,300	(2,222)	(68)	3,010

Total secured borrowings and consolidated VIEs	$19,878	14,864	(11,020)	(68)	3,776

(1)	“Total VIE assets” has been revised to correct previously reported amount.
(2)	“Third party liabilities” has been revised to correct previously reported amounts.
     In addition to the transactions included in the table above, at December 31, 2010, we had issued approximately  $6.0 billion of private placement debt financing through a consolidated VIE. The issuance is classified as long-term debt in our consolidated financial statements. At December 31, 2010, we had pledged approximately  $6.0 billion in loans,  $478 million in securities available for sale and  $180 million in cash and cash equivalents to collateralize the VIE’s borrowings. Such assets were not transferred to the VIE and accordingly we have excluded the VIE from the previous table.
     We have raised financing through the securitization of certain financial assets in transactions with VIEs accounted for as secured borrowings. We also consolidate VIEs where we are the primary beneficiary. In certain transactions other than the multi-seller commercial paper conduit, we provide contractual support in the form of limited recourse and liquidity to facilitate the remarketing of short-term securities issued to third party investors. Other than this limited contractual support, the assets of the VIEs are the sole source of repayment of the securities held by third parties. The liquidity support we provide to the multi-seller commercial paper conduit ensures timely repayment of commercial paper issued by the conduit and is described further below.

NONCONFORMING RESIDENTIAL MORTGAGE LOAN SECURITIZATIONS We have consolidated certain of our nonconforming residential mortgage loan securitizations in accordance with consolidation accounting guidance. We have determined we are the primary beneficiary of these securitizations because we have the power to direct the most significant activities of the entity through our role as primary servicer and also hold variable interests that we have determined to be significant. The nature of our variable interests in these entities may include beneficial interests issued by the VIE, mortgage servicing rights and recourse or repurchase reserve liabilities.
MULTI-SELLER COMMERCIAL PAPER CONDUIT We administer a multi-seller asset-based commercial paper conduit that finances certain client transactions. This conduit is a bankruptcy remote entity that makes loans to, or purchases certificated interests, generally from SPEs, established by our clients (sellers) and which are secured by pools of financial assets. The conduit funds itself through the issuance of highly rated commercial paper to third party investors. The primary source of repayment of the commercial paper is the cash flows from the conduit’s assets or the re-issuance of commercial paper upon maturity. The conduit’s assets are structured with deal-specific credit enhancements generally in the form of overcollateralization provided by the seller, but may also include subordinated interests, cash reserve accounts, third party credit support facilities and excess spread capture. The timely repayment of the commercial paper is further supported by asset-specific liquidity facilities in the form of liquidity asset purchase agreements that we provide. Each facility is equal to 102% of the conduit’s funding commitment to a client. The aggregate amount of liquidity must be equal to or greater than all the commercial paper issued by the conduit. At the discretion of the administrator, we may be required to purchase assets from the conduit at par value plus accrued interest or discount on the related commercial paper, including situations where the conduit is unable to issue commercial paper. Par value may be different from fair value.
     We receive fees in connection with our role as administrator and liquidity provider. We may also receive fees related to the structuring of the conduit’s transactions. In 2010, the conduit terminated its subordinated note to a third party investor and repaid all amounts due under the terms of the note agreement. We incurred a loss on the termination of the subordinated note of  $16 million. We are the primary beneficiary of the conduit because we have power over the significant activities of the conduit and have a significant variable interest due to our liquidity arrangement.

Mortgage Banking Activities	12 Months Ended
Dec. 31, 2010
Mortgage Banking Activities [Abstract]
Mortgage Banking Activities
Note 9: Mortgage Banking Activities
Mortgage banking activities, included in the Community Banking and Wholesale Banking operating segments, consist of residential and commercial mortgage originations and servicing.
     We apply the amortization method to all commercial and some residential MSRs and apply the fair value method to only residential MSRs. The changes in MSRs measured using the fair value method were:

	Year ended December 31		,
(in millions)	2010	2009	2008

Fair value, beginning of year	$16,004	14,714	16,763
Adjustments from adoption of consolidation accounting guidance	(118)	—	—
Purchases	—	—	191
Acquired from Wachovia (1)	—	34	479
Servicing from securitizations or asset transfers	4,092	6,226	3,450
Sales	—	—	(269)

Net additions	3,974	6,260	3,851

Changes in fair value:
Due to changes in valuation model inputs or assumptions (2)	(2,957)	(1,534)	(3,341)
Other changes in fair value (3)	(2,554)	(3,436)	(2,559)

Total changes in fair value	(5,511)	(4,970)	(5,900)

Fair value, end of year	$14,467	16,004	14,714

(1)	The 2009 amount reflects refinements to initial December 31, 2008, Wachovia purchase accounting adjustments.
(2)	Principally reflects changes in discount rates and prepayment speed assumptions, mostly due to changes in interest rates, and costs to service, including delinquency and foreclosure costs.
(3)	Represents changes due to collection/realization of expected cash flows over time.
The changes in amortized MSRs were:

	Year ended December 31			,
(in millions)	2010	2009	2008

Balance, beginning of year	$1,119	1,446	466
Adjustments from adoption of consolidation accounting guidance	(5)	—	—
Purchases	58	11	10
Acquired from Wachovia (1)	—	(135)	1,021
Servicing from securitizations or asset transfers	478	61	24
Amortization	(228)	(264)	(75)

Balance, end of year (2)	1,422	1,119	1,446

Valuation allowance:
Balance, beginning of year	—	—	—
Provision for MSRs in excess of fair value	(3)	—	—

Balance, end of year (3)	(3)	—	—

Amortized MSRs, net	$1,419	1,119	1,446

Fair value of amortized MSRs:
Beginning of year	$1,261	1,555	573
End of year (4)	1,812	1,261	1,555

(1)	The 2009 amount reflects refinements to initial December 31, 2008, Wachovia purchase accounting adjustments.
(2)	Includes $400 million in residential amortized MSRs at December 31, 2010. The 2009 and 2008 balances are commercial amortized MSRs. For the year ended December 31, 2010, servicing from securitizations or asset transfers on the residential MSR portfolio was $405 million and the residential MSR amortization was $(5) million.
(3)	Commercial amortized MSRs are evaluated for impairment purposes by the following risk strata: agency (GSEs) and non-agency. There was no valuation allowance recorded for the periods presented on the commercial amortized MSRs. Residential amortized MSRs are evaluated for impairment purposes by the following risk strata: Mortgages sold to GSEs (FHLMC and FNMA) and mortgages sold to GNMA, each by interest rate stratifications. A valuation allowance of $3 million was recorded on the residential amortized MSRs for the year ended December 31, 2010.
(4)	Includes fair value of $441 million in residential amortized MSRs and $1,371 million in commercial amortized MSRs at December 31, 2010.
     We present the components of our managed servicing portfolio in the following table at unpaid principal balance for loans serviced and subserviced for others and at book value for owned loans serviced.

	December 31			,
(in billions)	2010	2009	2008

Residential mortgage servicing:
Serviced for others	$1,429	1,422	1,388
Owned loans serviced	371	364	378
Subservicing	9	10	15

Total residential servicing	1,809	1,796	1,781

Commercial mortgage servicing:
Serviced for others	408	454	472
Owned loans serviced	99	105	103
Subservicing	13	10	11

Total commercial servicing	520	569	586

Total managed servicing portfolio	$2,329	2,365	2,367

Total serviced for others	$1,837	1,876	1,860
Ratio of MSRs to related loans serviced for others	0.86%	0.91	0.87

The components of mortgage banking noninterest income were:

	Year ended December 31		,
(in millions)	2010	2009	2008

Servicing income, net:
Servicing fees (1)(2)	$4,597	4,176	4,109
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions (3)	(2,957)	(1,534)	(3,341)
Other changes in fair value (4)	(2,554)	(3,436)	(2,559)

Total changes in fair value of MSRs carried at fair value	(5,511)	(4,970)	(5,900)
Amortization, net of impairment	(228)	(264)	(75)
Provision for MSRs in excess of fair value	(3)	—	—
Net derivative gains from economic hedges (5)	4,485	6,849	3,099

Total servicing income, net	3,340	5,791	1,233
Net gains on mortgage loan origination/sales activities (2)	6,397	6,237	1,292

Total mortgage banking noninterest income	$9,737	12,028	2,525

Market-related valuation changes to MSRs, net of hedge results (3) + (5)	$1,528	5,315	(242)

(1)	Amounts are presented net of certain unreimbursed direct servicing obligations primarily associated with workout activities.
(2)	2009 and 2008 amounts have been revised to conform with current period presentation.
(3)	Principally reflects changes in discount rates and prepayment speed assumptions, mostly due to changes in interest rates and costs to service, including delinquency and foreclosure costs.
(4)	Represents changes due to collection/realization of expected cash flows over time.
(5)	Represents results from free-standing derivatives (economic hedges) used to hedge the risk of changes in fair value of MSRs. See Note 15 – Free-Standing Derivatives for additional discussion and detail.
     In addition, servicing fees in the previous table included:

	Year ended December 31			,
(in millions)	2010	2009	2008

Contractually specified servicing fees	$4,566	4,473	3,904
Late charges	360	330	283
Ancillary fees	434	287	148

     The table below summarizes the changes in our liability for mortgage loan repurchase losses. This liability is in “Accrued expenses and other liabilities” in our consolidated financial statements and the provision for repurchase losses reduces net gains on mortgage loan origination/sales activities.

	Year ended December 31			,
(in millions)	2010	2009	2008

Balance, beginning of year	$1,033	589	253
Wachovia acquisition (1)	—	31	187
Provision for repurchase losses:
Loan sales	144	302	165
Change in estimate – primarily due to credit deterioration	1,474	625	234

Total additions	1,618	958	586
Losses	(1,362)	(514)	(250)

Balance, end of year	$1,289	1,033	589

(1)	The 2009 amount is refinement to initial December 31, 2008, Wachovia purchase accounting adjustments.

Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets [Abstract]
Intangible Assets
Note 10: Intangible Assets
The gross carrying value of intangible assets and accumulated amortization was:

	December 31						,
	2010			2009
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
(in millions)	value	amortization	value	value	amortization	value

Amortized intangible assets:
MSRs (1)	$2,131	(712)	1,419	1,606	(487)	1,119
Core deposit intangibles	15,133	(6,229)	8,904	15,140	(4,366)	10,774
Customer relationship and other intangibles	3,077	(1,230)	1,847	3,050	(896)	2,154

Total amortized intangible assets	$20,341	(8,171)	12,170	19,796	(5,749)	14,047

MSRs (carried at fair value) (1)	$14,467		14,467	16,004		16,004
Goodwill	24,770		24,770	24,812		24,812
Trademark	14		14	14		14

(1)	See Note 9 for additional information on MSRs.
We based our projections of amortization expense shown below on existing asset balances at December 31, 2010. Future amortization expense may vary from these projections.
The following table provides the current year and estimated future amortization expense for amortized intangible assets.

			Customer
		Core	relationship
	Amortized	deposit	and other
(in millions)	MSRs	intangibles	intangibles	Total

Year ended December 31, 2010 (actual)	$228	1,872	334	2,434

Estimate for year ended December 31,
2011	$247	1,593	286	2,126
2012	222	1,396	269	1,887
2013	189	1,241	249	1,679
2014	161	1,113	234	1,508
2015	139	1,022	212	1,373

     For our goodwill impairment analysis, we allocate all of the goodwill to the individual operating segments. We identify reporting units that are one level below an operating segment (referred to as a component), and distinguish these reporting units based on how the segments and components are managed, taking into consideration the economic characteristics, nature of the products and customers of the components. We allocate goodwill to reporting units based on relative fair value, using certain performance metrics. See Note 23 for further information on management reporting.
     The following table shows the allocation of goodwill to our operating segments for purposes of goodwill impairment testing. In fourth quarter 2010, we realigned certain lending businesses into Wholesale Banking from Community Banking to reflect our previously announced restructuring of Wells Fargo Financial. Prior periods have been revised to reflect these changes. The reduction in 2010 was predominately due to reversals of excess exit reserves as discussed in Note 2.

			Wealth	,
	Community	Wholesale	Brokerage and		Consolidated
(in millions)	Banking	Banking	Retirement		Company

December 31, 2008	$16,638	5,621	368		22,627
Goodwill from business combinations	1,329	844	5		2,178
Foreign currency translation adjustments	7	—	—		7

December 31, 2009	17,974	6,465	373		24,812
Goodwill from business combinations, net	(52)	10	—		(42)

December 31, 2010	$17,922	6,475	373		24,770

Deposits	12 Months Ended
Dec. 31, 2010
Deposits [Abstract]
Deposits
Note 11: Deposits
Time certificates of deposit (CDs) and other time deposits issued by domestic offices totaled  $90.6 billion and  $117.0 billion at December 31, 2010 and 2009, respectively. Substantially all of these deposits were interest bearing. The contractual maturities of these deposits follow.

(in millions)	December 31, 2010

2011	$43,612
2012	15,624
2013	17,977
2014	3,831
2015	7,024
Thereafter	2,500

Total	$90,568

     Of these deposits, the amount of time deposits with a denomination of  $100,000 or more was  $33.9 billion and  $43.7 billion at December 31, 2010 and 2009, respectively. The contractual maturities of these deposits follow.

(in millions)	December 31, 2010

Three months or less	$5,320
After three months through six months	1,358
After six months through twelve months	8,086
After twelve months	19,097

Total	$33,861

     Time CDs and other time deposits issued by foreign offices with a denomination of  $100,000 or more were  $16.7 billion and  $20.4 billion at December 31, 2010 and 2009, respectively.
     Demand deposit overdrafts of  $557.0 million and  $667.0 million were included as loan balances at December 31, 2010 and 2009, respectively.

Short-Term Borrowings	12 Months Ended
Dec. 31, 2010
Short-term Borrowings [Abstract]
Short-Term Borrowings
Note 12: Short-Term Borrowings
The table below shows selected information for short-term borrowings, which generally mature in less than 30 days.

	2010		2009		2008
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate

As of December 31,
Commercial paper and other short-term borrowings	$17,454	0.26%	$12,950	0.39%	$45,871	0.93%
Federal funds purchased and securities sold under agreements to repurchase	37,947	0.15	26,016	0.08	62,203	1.12

Total	$55,401	0.19	$38,966	0.18	$108,074	1.04

Year ended December 31,
Average daily balance
Commercial paper and other short-term borrowings	$16,330	0.31	$27,793	0.43	$43,792	2.43
Federal funds purchased and securities sold under agreements to repurchase	30,494	0.18	24,179	0.46	22,034	1.88

Total	$46,824	0.22	$51,972	0.44	$65,826	2.25

Maximum month-end balance
Commercial paper and other short-term borrowings (1)	$17,646	N/A	$62,871	N/A	$76,009	N/A
Federal funds purchased and securities sold under agreements to repurchase (2)	37,947	N/A	30,608	N/A	62,203	N/A

N/A- Not Applicable
(1)	Highest month-end balance in each of the last three years was March 2010, February 2009 and August 2008.
(2)	Highest month-end balance in each of the last three years was December 2010, February 2009 and December 2008.
     We pledge certain financial instruments that we own to collateralize repurchase agreements and other securities financings. The types of collateral we pledge include securities issued by federal agencies, GSEs, and domestic and foreign companies. We pledged  $27.3 billion and  $14.8 billion at December 31, 2010 and 2009, respectively, under agreements that permit the secured parties to sell or repledge the collateral. Pledged collateral where the secured party cannot sell or repledge was  $5.9 billion and  $434 million at December 31, 2010 and 2009, respectively.

Long-Term Debt	12 Months Ended
Dec. 31, 2010
Long-Term Debt [Abstract]
Long-Term Debt
Note 13: Long-Term Debt
As a part of our overall interest rate risk management strategy, we often use derivatives to manage interest rate risk. As a result, much of the long-term debt presented below is hedged in a fair value or cash flow hedge relationship. See Note 15 for further information on qualifying hedge contracts.
     Following is a summary of our long-term debt based on original maturity (reflecting unamortized debt discounts and premiums, and purchase accounting adjustments for debt assumed in the Wachovia acquisition, where applicable):

	December 31				,
	2010			2009	(1)
	Maturity	Stated
(in millions)	date(s)	interest rate(s)

Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes (2)	2011-2035	2.125-6.75%	$40,630	46,266
Floating-rate notes (2)	2011-2048	Varies	26,750	41,231
Market-linked notes (3)	2011-2018	Varies	545	458

Total senior debt – Parent			67,925	87,955

Subordinated
Fixed-rate notes	2011-2035	4.375-7.574%	12,370	12,148
Floating-rate notes	2015-2016	Varies	1,118	1,096

Total subordinated debt – Parent			13,488	13,244

Junior subordinated
Fixed-rate notes – hybrid trust securities	2026-2068	5.625-10.18%	11,257	11,086
Floating-rate notes	2027-2036	Varies	289	282
FixFloat notes – income trust securities (4)	2042-2044	5.20-9.75% to 2011-2013, varies	6,786	6,786

Total junior subordinated debt – Parent (5)			18,332	18,154

Total long-term debt – Parent			99,745	119,353

Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2011-2013	3.37-6.00%	2,185	2,609
Floating-rate notes	2011-2040	Varies	4,186	8,323
Fixed-rate advances – Federal Home Loan Bank (FHLB)	2011-2031	1.60-8.45%	812	2,665
Floating-rate advances – FHLB	2011-2013	Varies	7,103	31,146
Market-linked notes (3)	2011-2016	Varies	229	515
Capital leases (Note 7)	2011-2024	Varies	26	77

Total senior debt – Bank			14,541	45,335

Subordinated
Fixed-rate notes	2011-2038	4.75-7.74%	16,520	18,220
Floating-rate notes	2014-2017	Varies	1,945	1,937

Total subordinated debt – Bank			18,465	20,157

Junior subordinated
Fixed-rate notes	2026	8.00%	317	318
Floating-rate notes	2027	Varies	278	270

Total junior subordinated debt – Bank (5)			595	588

Long-term debt issued by VIE – Fixed rate	2012-2049	0.05-7.50%	3,751	105
Long-term debt issued by VIE – Floating rate	2012-2042	Varies	4,053	70
Mortgage notes and other debt	2011-2038	Varies	8,639	8,216

Total long-term debt – Bank			50,044	74,471

	December 31				,
	2010			2009	(1)
	Maturity	Stated
(in millions)	date(s)	interest rate(s)

Other consolidated subsidiaries
Senior
Fixed-rate notes	2011-2015	3.97-6.125%	6,147	6,682
Floating-rate notes – FHLB			—	1,625
FixFloat notes	2020	6.795% through 2015, varies	20	—

Total senior debt – Other consolidated subsidiaries			6,167	8,307

Junior subordinated
Fixed-rate notes	2011	5.50%	10	63
Floating-rate notes	2027-2036	Varies	239	241
FixFloat notes	2036	7.064% through 2011, varies	78	79

Total junior subordinated debt – Other consolidated subsidiaries (5)			327	383

Long-term debt issued by VIE – Fixed rate	2012-2020	5.16-5.98%	84	978
Long-term debt issued by VIE – Floating rate	2015-2021	Varies	489	10
Mortgage notes and other debt of subsidiaries	2013-2018	Varies	127	359

Total long-term debt – Other consolidated subsidiaries			7,194	10,037

Total long-term debt			$156,983	203,861

(1)	Balances have been revised to conform with current period presentation.
(2)	On December 10, 2008, Wells Fargo issued $3 billion of 3% fixed senior unsecured notes and $3 billion of floating senior unsecured notes both maturing on December 9, 2011. On March 30, 2009, Wells Fargo issued $1.75 billion of 2.125% fixed senior unsecured notes and $1.75 billion of floating senior unsecured notes both maturing on June 15, 2012. These notes are guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program (TLGP) and are backed by the full faith and credit of the United States.
(3)	Consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see Note 15 – Free-standing derivatives.
(4)	We expect to issue preferred stock to the unconsolidated wholly-owned trusts that hold the income trust securities. The preferred stock issuance is contingent on the ability to raise sufficient proceeds through the sale of the income trust securities to third party investors. See Note 8 for our additional information on our trust preferred security structures and Note 17 for the preferred stock we expect to issue.
(5)	Represents junior subordinated debentures held by unconsolidated wholly owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 for additional information on our trust preferred security structures.
     We participated in the FDIC’s Temporary Liquidity Guarantee Program (TLGP). The TLGP had two components: the Debt Guarantee Program, which provided a temporary guarantee of newly issued senior unsecured debt issued by eligible entities; and the Transaction Account Guarantee Program, which provided a temporary unlimited guarantee of funds in noninterest-bearing transaction accounts at FDIC-insured institutions. We opted out of the TLGP effective January 1, 2010.
     The aggregate annual maturities of long-term debt obligations (based on final maturity dates) as of December 31, 2010, follow.

(in millions)	Parent	Company

2011	$21,771	36,223
2012	15,696	19,779
2013	10,088	15,750
2014	7,739	11,032
2015	3,584	8,553
Thereafter	40,867	65,646

Total	$99,745	156,983

     The interest rates on floating-rate notes are determined periodically by formulas based on certain money market rates, subject, on certain notes, to minimum or maximum interest rates.
     As part of our long-term and short-term borrowing arrangements, we are subject to various financial and operational covenants. Some of the agreements under which debt has been issued have provisions that may limit the merger or sale of certain subsidiary banks and the issuance of capital stock or convertible securities by certain subsidiary banks. At December 31, 2010, we were in compliance with all the covenants.

Guarantees and Legal Actions	12 Months Ended
Dec. 31, 2010
Guarantees and Legal Actions [Abstract]
Guarantees and Legal Actions
Note 14: Guarantees and Legal Actions
Guarantees are contracts that contingently require us to make payments to a guaranteed party based on an event or a change in an underlying asset, liability, rate or index. Guarantees are generally in the form of standby letters of credit, securities lending and other indemnifications, liquidity agreements, written put options, recourse obligations, residual value guarantees, and contingent consideration. The following table shows carrying value, maximum exposure to loss on our guarantees and the amount with a higher risk of performance.

	December 31						,
	2010			2009
		Maximum	Non-		Maximum	Non-
	Carrying	exposure	investment	Carrying	exposure	investment
(in millions)	value	to loss	grade	value	to loss	grade

Standby letters of credit	$142	42,159	19,596	148	49,997	21,112
Securities lending and other indemnifications	45	13,645	3,993	51	20,002	2,512
Liquidity agreements (1)	—	49	1	66	7,744	—
Written put options (1)(2)	747	8,134	2,615	803	8,392	3,674
Loans and MHFS sold with recourse	119	5,474	3,564	96	5,049	2,400
Residual value guarantees	8	197	—	8	197	—
Contingent consideration	23	118	116	11	145	102
Other guarantees	—	73	—	—	55	2

Total guarantees	$1,084	69,849	29,885	1,183	91,581	29,802

(1)	Certain of these agreements included in this table are related to off-balance sheet entities and, accordingly, are also disclosed in Note 8.
(2)	Written put options, which are in the form of derivatives, are also included in the derivative disclosures in Note 15.
     “Maximum exposure to loss” and “Non-investment grade” are required disclosures under GAAP. Non-investment grade represents those guarantees on which we have a higher risk of being required to perform under the terms of the guarantee. If the underlying assets under the guarantee are non-investment grade (that is, an external rating that is below investment grade or an internal credit default grade that is equivalent to a below investment grade external rating), we consider the risk of performance to be high. Internal credit default grades are determined based upon the same credit policies that we use to evaluate the risk of payment or performance when making loans and other extensions of credit. These credit policies are more fully described in Note 6.
     Maximum exposure to loss represents the estimated loss that would be incurred under an assumed hypothetical circumstance, despite what we believe is its extremely remote possibility, where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this required disclosure is not an indication of expected loss. We believe the carrying value, which is either fair value or cost adjusted for incurred credit losses, is more representative of our exposure to loss than maximum exposure to loss.
STANDBY LETTERS OF CREDIT We issue standby letters of credit, which include performance and financial guarantees, for customers in connection with contracts between our customers and third parties. Standby letters of credit are agreements where we are obligated to make payment to a third party on behalf of a customer in the event the customer fails to meet their contractual obligations. We consider the credit risk in standby letters of credit and commercial and similar letters of credit in determining the allowance for credit losses.
SECURITIES LENDING AND OTHER INDEMNIFICATIONS As a securities lending agent, we lend securities from participating institutional clients’ portfolios to third-party borrowers. We indemnify our clients against default by the borrower in returning these lent securities. This indemnity is supported by collateral received from the borrowers. Collateral is generally in the form of cash or highly liquid securities that are marked to market daily. There was  $14.0 billion at December 31, 2010, and  $20.7 billion at December 31, 2009, in collateral supporting loaned securities with values of  $13.6 billion and  $20.0 billion, respectively.
     We enter into other types of indemnification agreements in the ordinary course of business under which we agree to indemnify third parties against any damages, losses and expenses incurred in connection with legal and other proceedings arising from relationships or transactions with us. These relationships or transactions include those arising from service as a director or officer of the Company, underwriting agreements relating to our securities, acquisition agreements and various other business transactions or arrangements. Because the extent of our obligations under these agreements depends entirely upon the occurrence of future events, our potential future liability under these agreements we are unable to determine. We do, however, record a liability for residential mortgage loans that we may have to repurchase pursuant to various representations and warranties. See Note 1 and Note 8 for additional information on the liability for mortgage loan repurchase losses.
LIQUIDITY AGREEMENTS We provide liquidity facilities on all commercial paper issued by the conduit we administer. We also provide liquidity to certain off-balance sheet entities that hold securitized fixed-rate municipal bonds and consumer or commercial assets that are partially funded with the issuance of money market and other short-term notes. The decrease in maximum exposure to loss from December 31, 2009, is due to the amounts related to the liquidity facility on the commercial paper conduit being removed from the disclosed amounts due to the consolidation of the commercial paper conduit upon adoption of consolidation accounting guidance. See Note 8 for additional information on these arrangements.
WRITTEN PUT OPTIONS Written put options are contracts that give the counterparty the right to sell to us an underlying instrument held by the counterparty at a specified price, and include options, floors, caps and credit default swaps. These written put option contracts generally permit net settlement. While these derivative transactions expose us to risk in the event the option is exercised, we manage this risk by entering into offsetting trades or by taking short positions in the underlying instrument. We offset substantially all put options written to customers with purchased options. Additionally, for certain of these contracts, we require the counterparty to pledge the underlying instrument as collateral for the transaction. Our ultimate obligation under written put options is based on future market conditions and is only quantifiable at settlement. See Note 8 for additional information regarding transactions with VIEs and Note 15 for additional information regarding written derivative contracts.
LOANS AND MHFS SOLD WITH RECOURSE In certain loan sales or securitizations, we provide recourse to the buyer whereby we are required to repurchase loans at par value plus accrued interest on the occurrence of certain credit-related events within a certain period of time. The maximum exposure to loss represents the outstanding principal balance of the loans sold or securitized that are subject to recourse provisions or the maximum losses per the contractual agreements, but the likelihood of the repurchase of the entire balance is remote and amounts paid can be recovered in whole or in part from the sale of collateral. In 2010, we did not repurchase a significant amount of loans associated with these agreements. We do not consider loans sold with representation and warranty requirements, for which we have established a repurchase liability, to be loans sold with recourse.
RESIDUAL VALUE GUARANTEES We have provided residual value guarantees as part of certain leasing transactions of corporate assets. At December 31, 2010, the only remaining residual value guarantee is related to a leasing transaction on certain corporate buildings. The lessors in these leases are generally large financial institutions or their leasing subsidiaries. These guarantees protect the lessor from loss on sale of the related asset at the end of the lease term. To the extent that a sale of the leased assets results in proceeds less than a stated percent (generally 80% to 89%) of the asset’s cost, we would be required to reimburse the lessor under our guarantee.
CONTINGENT CONSIDERATION In connection with certain brokerage, asset management, insurance agency and other acquisitions we have made, the terms of the acquisition agreements provide for deferred payments or additional consideration, based on certain performance targets.
     We have entered into various contingent performance guarantees through credit risk participation arrangements. Under these agreements, if a customer defaults on its obligation to perform under certain credit agreements with third parties, we will be required to make payments to the third parties.
Legal Actions
Wells Fargo and certain of our subsidiaries are involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising from the conduct of our business activities. These proceedings include actions brought against Wells Fargo and/or our subsidiaries with respect to corporate related matters and transactions in which Wells Fargo and/or our subsidiaries were involved. In addition, Wells Fargo and our subsidiaries may be requested to provide information or otherwise cooperate with government authorities in the conduct of investigations of other persons or industry groups.
     Although there can be no assurance as to the ultimate outcome, Wells Fargo and/or our subsidiaries have generally denied, or believe we have a meritorious defense and will deny, liability in all significant litigation pending against us, including the matters described below, and we intend to defend vigorously each case, other than matters we describe as having settled. Reserves are established for legal claims when payments associated with the claims become probable and the costs can be reasonably estimated. The actual costs of resolving legal claims may be substantially higher or lower than the amounts reserved for those claims.
ADELPHIA LITIGATION Wachovia Bank, N.A. and Wachovia Capital Markets, LLC, along with numerous other financial institutions were defendants in a case pending in the United States District Court for the Southern District of New York related to the bankruptcy of Adelphia Communications Corporation (Adelphia). The plaintiff was the Adelphia Recovery Trust. The complaint asserted claims against the defendants under state law, bankruptcy law and the Bank Holding Company Act and sought equitable relief and an unspecified amount of compensatory and punitive damages. On September 21, 2010, an agreement was reached between the Adelphia Resolution Trust and all of the defendant banks to settle the claims against the banks for the total amount of  $175 million. Wachovia’s share was a fraction of that amount and was not material to Wells Fargo. The settlement has been approved by the Court and the case is concluded.
ELAVON LITIGATION On January 16, 2009, Elavon, Inc., a provider of merchant processing services, filed a complaint in the U.S. District Court for the Northern District of Georgia against Wachovia Corporation, Wachovia Bank, N.A., Wells Fargo & Company, and Wells Fargo Bank, N.A. The complaint seeks equitable relief, including specific performance, and damages for Wachovia Bank’s allegedly wrongful termination of its merchant referral contract with Elavon. Discovery has been completed and both parties have moved for summary judgment on various claims or defenses.
ERISA LITIGATION A purported class action, captioned In re Wachovia Corporation ERISA Litigation, was pending against Wachovia Corporation, its board of directors and certain senior officers, in the U.S. District Court for the Western District of North Carolina. The case was filed on behalf of employees of Wachovia Corporation and its affiliates who held shares of Wachovia Corporation common stock in their Wachovia Savings Plan accounts. On August 6, 2010, an order was entered by the Court dismissing, with prejudice, the plaintiffs’ complaint. The dismissal was appealed. On December 8, 2010, an agreement in principle was reached to settle the case for  $12.35 million. The settlement is subject to Court approval. A hearing on approval of the settlement has not yet been scheduled.
     On April 6, 2010, the U.S. District Court for the District of Minnesota certified a class of participants in Wells Fargo’s 401(k) Plan in a case captioned Figas v. Wells Fargo & Company, et al. Figas purports to bring claims on behalf of participants who had assets in certain Wells Fargo affiliated funds from November 2, 2001, to September 22, 2009, alleging breach of fiduciary duty in connection with the offer of Wells Fargo affiliated funds as investment choices in the Plan. On October 18, 2010, an agreement in principle was reached to settle the Figas v. Wells Fargo & Company, et al. case. The agreement is subject to approval by the Court and an independent fiduciary.
ILLINOIS ATTORNEY GENERAL LITIGATION On July 31, 2009, the Attorney General for the State of Illinois filed a civil lawsuit against Wells Fargo & Company, Wells Fargo Bank, N.A. and Wells Fargo Financial Illinois, Inc. in the Circuit Court for Cook County, Illinois. The Illinois Attorney General alleges that the Wells Fargo defendants engaged in illegal discrimination by “reverse redlining” and by steering African-American and Latino customers into high cost, subprime mortgage loans while other borrowers with similar incomes received lower cost mortgages. Illinois also alleges that Wells Fargo Financial Illinois, Inc. misled Illinois customers about the terms of mortgage loans. Illinois’ complaint against all Wells Fargo defendants is based on alleged violation of the Illinois Human Rights Act and the Illinois Fairness in Lending Act. The complaint also alleges that Wells Fargo Financial Illinois, Inc. violated the Illinois Consumer Fraud and Deceptive Business Practices Act and the Illinois Uniform Deceptive Trade Practices Act. Illinois’ complaint seeks an injunction against the defendants’ alleged violation of these Illinois statutes, restitution to consumers and civil money penalties. On October 9, 2009, the Company filed a motion to dismiss Illinois’ complaint, and is awaiting the Court’s ruling.
IN RE WELLS FARGO MORTGAGE-BACKED CERTIFICATES LITIGATION This lawsuit is comprised of several securities law based putative class actions, consolidated in the U.S. District Court for the Northern District of California on July 16, 2009. The case is brought against several Wells Fargo mortgage-backed securities trusts, Wells Fargo Bank, N.A. and other affiliated entities, individual employee defendants, along with various underwriters and rating agencies. The plaintiffs allege that the offering documents contain untrue statements of material fact, or omit to state material facts necessary to make the registration statements and accompanying prospectuses not misleading. The allegations are regarding the underwriting standards used in connection with the origination of the underlying mortgages, the maximum loan-to-value ratios used to qualify borrowers, and the appraisals of the properties underlying the mortgages. Motions to dismiss, filed on behalf of all defendants, were granted in part and denied in part by a court order entered on April 22, 2010. The plaintiffs were granted leave to amend some of their claims. On May 28, 2010, plaintiffs filed an amended consolidated complaint. On June 25, 2010, Wells Fargo moved to dismiss the amended complaint. On October 5, 2010, Wells Fargo’s motion to dismiss the amended complaint was granted in part and denied in part.
     On June 29, 2010 and on July 15, 2010, two complaints, the first captioned The Charles Schwab Corporation vs. Merrill Lynch, Pierce, Fenner & Smith, Inc., et al., and the second captioned The Charles Schwab Corporation v. BNP Paribas Securities Corp., et al., were filed in the Superior Court for the State of California, San Francisco County against a number of defendants, including Wells Fargo Bank, N.A. and Wells Fargo Asset Securities Corporation. As against the Wells Fargo entities, the new cases assert opt out claims relating to the claims alleged in the Mortgage-Backed Certificates Litigation.
     On October 15, 2010, three actions, captioned Federal Home Loan Bank of Chicago v. Banc of America Funding Corporation, et al. (filed in the Cook County Circuit Court, State of Illinois); Federal Home Loan Bank of Chicago v. Banc of America Securities LLC, et al. (filed in the Superior Court of the State of California for the County of Los Angeles); and Federal Home Loan Bank of Indianapolis v. Banc of America Mortgage America Securities, Inc., et al. (filed in the Superior Court of the State of Indiana for the County of Marion), named multiple defendants, described as issuers/depositors, and underwriters/dealers of private label mortgage-backed securities, in an action asserting claims that defendants used false and misleading statements in offering documents for the sale of such securities. The Bank of Chicago asserts that it purchased approximately  $4.2 billion and the Bank of Indianapolis asserts that it purchased nearly  $3 billion of such securities from the defendants. Plaintiffs seek rescission of the sales and damages under state securities and other laws and Section 11 of the Securities Act of 1933. Wells Fargo Asset Securities Corporation, Wells Fargo Bank, N.A. and Wells Fargo & Company were named among the defendants.
INTERCHANGE LITIGATION Wells Fargo Bank, N.A., Wells Fargo & Company, Wachovia Bank, N.A. and Wachovia Corporation are named as defendants, separately or in combination, in putative class actions filed on behalf of a plaintiff class of merchants and in individual actions brought by individual merchants with regard to the interchange fees associated with Visa and MasterCard payment card transactions. These actions have been consolidated in the United States District Court for the Eastern District of New York. Visa, MasterCard and several banks and bank holding companies are named as defendants in various of these actions. The amended and consolidated complaint asserts claims against defendants based on alleged violations of federal and state antitrust laws and seeks damages, as well as injunctive relief. Plaintiff merchants allege that Visa, MasterCard and payment card issuing banks unlawfully colluded to set interchange rates. Plaintiffs also allege that enforcement of certain Visa and MasterCard rules and alleged tying and bundling of services offered to merchants are anticompetitive. Wells Fargo and Wachovia, along with other defendants and entities, are parties to Loss and Judgment Sharing Agreements, which provide that they, along with other entities, will share, based on a formula, in any losses from the Interchange Litigation.
LE-NATURE’S, INC. Wachovia Bank, N.A. was the administrative agent on a  $285 million credit facility extended to Le-Nature’s, Inc. in September 2006, of which approximately  $270 million was syndicated to other lenders by Wachovia Capital Markets, LLC. Le-Nature’s was the subject of a Chapter 7 bankruptcy petition, which was converted to a Chapter 11 bankruptcy petition in November 2006 in the U.S. Bankruptcy Court for the Western District of Pennsylvania. The filing was precipitated by an apparent fraud relating to Le-Nature’s financial condition. Wachovia Capital Markets, LLC and/or Wachovia Bank, N.A. are named as defendants in a number of lawsuits including the following: (1) a case filed in the New York State Supreme Court for the County of Manhattan by hedge fund purchasers of the bank debt seeking to recover from Wachovia on various theories of liability (On May 10, 2010, the Court granted Wachovia’s motion to dismiss two counts of the complaint and denied the motion to dismiss two other counts); (2) a case filed on April 28, 2008, by holders of a Le-Nature’s Senior Subordinated Notes offering underwritten by Wachovia Capital Markets in June 2003, alleging various fraud claims, pending in the Superior Court of the State of California for the County of Los Angeles; and (3) an action filed on October 30, 2008, on behalf of the liquidation trust created in Le-Nature’s bankruptcy against a number of individuals and entities, including Wachovia Capital Markets, LLC and Wachovia Bank, N.A., in the U.S. District Court for the Western District of Pennsylvania, asserting a variety of claims on behalf of the bankruptcy estate. On September 16, 2009, the Court dismissed a cause of action for breach of fiduciary duty but denied the remainder of Wachovia’s motion to dismiss. Discovery is underway in these matters.
MERGER RELATED LITIGATION On October 4, 2008, Citigroup, Inc. purported to commence an action in the Supreme Court of the State of New York for the County of Manhattan, captioned Citigroup, Inc. v. Wachovia Corp., et al., naming as defendants Wachovia Corporation, Wells Fargo & Company, and the directors of both companies. The complaint alleged that Wachovia breached an exclusivity agreement with Citigroup, which by its terms was to expire on October 6, 2008, by entering into negotiations and an eventual acquisition agreement with Wells Fargo, and that Wells Fargo and the individual defendants had tortiously interfered with the same contract. On October 4, 2008, Wachovia filed a complaint in the U.S. District Court for the Southern District of New York, captioned Wachovia Corp. v. Citigroup, Inc. The complaint sought declaratory and injunctive relief, stating that the Wells Fargo merger agreement is valid, proper, and not prohibited by the exclusivity agreement. On March 20, 2009, the U.S. District Court for the Southern District of New York remanded the Citigroup, Inc. v. Wachovia Corp., et al. case to the Supreme Court of the State of New York for the County of Manhattan, but retained jurisdiction over the Wachovia v. Citigroup case. These cases were settled by Wells Fargo’s payment of  $100 million to Citigroup in November, 2010. On November 23, 2010, both cases were dismissed at the request of the parties.
MORTGAGE FORECLOSURE DOCUMENT LITIGATION Seven purported class actions and several individual borrower actions related to foreclosure document practices were filed in late 2010 and in early 2011 against Wells Fargo Bank, N.A. in its status as mortgage servicer. The cases have been brought in state and federal courts. Of the individual borrower cases, the majority are filed in state courts in California and Ohio. Two other class actions were filed against Wells Fargo Bank, but Wells Fargo is named as a defendant as corporate trustee of the mortgage trust and not as a mortgage servicer. The actions generally claim that Wells Fargo submitted “fraudulent” or “untruthful” affidavits or other foreclosure documents to courts to support foreclosures filed in the state. Specifically, plaintiffs allege that Wells Fargo signers did not have personal knowledge of the facts alleged in the documents and did not verify the information in the documents ultimately filed with courts to foreclose. Plaintiffs attempt to state legal claims ranging from wrongful foreclosure to deceptive practices to fraud and seek relief ranging from cancellation of notes and mortgages to money damages.
     On December 20, 2010, the New Jersey Supreme Court, the New Jersey Administrative Office of the Courts, and the Superior Court of New Jersey for Mercer County jointly began an action against Wells Fargo and other large mortgage servicing companies in state court in New Jersey. This action seeks to enjoin pending foreclosures and sales and to require servicers to certify and prove compliance with new foreclosure procedures in New Jersey, or be held in contempt of court. Wells Fargo has filed its initial response to the New Jersey action.
MORTGAGE RELATED REGULATORY INVESTIGATIONS Several government agencies are conducting investigations or examinations of various mortgage related practices of Wells Fargo Bank. The investigations relate to two main topics, (1) whether Wells Fargo may have violated fair lending or other laws and regulations relating to mortgage origination practices; and (2) whether Wells Fargo’s practices and procedures relating to mortgage foreclosure affidavits and documents relating to the chain of title to notes and mortgage documents are adequate. With regard to the investigations into foreclosure practices, it is likely that one or more of the government agencies will initiate some type of enforcement action against Wells Fargo, which may include civil money penalties. Wells Fargo continues to provide information requested by the various agencies.
MUNICIPAL DERIVATIVES BID PRACTICES INVESTIGATION The Department of Justice (DOJ) and the SEC, beginning in November 2006, have been requesting information from a number of financial institutions, including Wachovia Bank, N.A.’s municipal derivatives group, generally with regard to competitive bid practices in the municipal derivative markets. In connection with these inquiries, Wachovia Bank has received subpoenas from both the DOJ and SEC as well as requests from other regulatory agencies and several states seeking documents and information. The DOJ and the SEC have advised Wachovia Bank that they believe certain of its employees engaged in improper conduct in conjunction with certain competitively bid transactions and, in November 2007, the DOJ notified two Wachovia Bank employees, both of whom have since been terminated, that they are regarded as targets of the DOJ’s investigation. Wachovia Bank has been cooperating fully with the government investigations.
     Wachovia Bank, along with a number of other banks and financial services companies, has also been named as a defendant in a number of substantially identical purported class actions filed in various state and federal courts by various municipalities alleging they have been damaged by the activity which is the subject of the government investigations. These cases are now consolidated under the caption In re Municipal Derivatives Antitrust Litigation in the U.S. District Court for the Southern District of New York. On April 30, 2009, the Court granted a motion filed by Wachovia and certain other defendants to dismiss the Consolidated Class Action Complaint and dismissed all claims against Wachovia, with leave to replead. A Second Consolidated Amended Complaint was filed on June 18, 2009, and a motion to dismiss that complaint was denied. A number of putative class and individual actions have also been brought in various courts, including complaints which were amended with new allegations and the addition of Wells Fargo & Co. as a defendant. These cases all have allegations substantially similar to those in the consolidated class complaint. All of the cases are being coordinated in the U.S. District Court for the Southern District of New York.
ORDER OF POSTING LITIGATION A series of putative class actions have been filed against Wachovia Bank, N.A. and Wells Fargo Bank, N.A., as well as many other banks, challenging the high to low order in which the Banks post debit card transactions to consumer deposit accounts. There are currently 12 such cases pending against Wells Fargo Bank (including the Wachovia Bank cases to which Wells Fargo succeeded), all but three of which have been consolidated in multi-district litigation proceedings in the U.S. District Court for the Southern District of Florida. On August 10, 2010, the U.S. District Court for the Northern District of California issued an order in Gutierrez v. Wells Fargo Bank, N.A., one of the three cases that were not consolidated in the multi-district proceedings, enjoining the Bank’s use of the high to low posting method for debit card transactions with respect to the plaintiff class of California depositors, directing that the Bank establish a different posting methodology and ordering remediation in the approximate amount of  $203 million. On October 26, 2010, a final judgment was entered in Gutierrez. On October 28, 2010, Wells Fargo appealed to the U.S. Court of Appeals for the Ninth Circuit.
WACHOVIA EQUITY SECURITIES AND BONDS/NOTES LITIGATION A purported securities class action, Lipetz v. Wachovia Corporation, et al., was filed on July 7, 2008, in the U.S. District Court for the Southern District of New York alleging violations of Sections 10 and 20 of the Securities Exchange Act of 1934. An amended complaint was filed on December 15, 2008. Among other allegations, plaintiffs allege Wachovia’s common stock price was artificially inflated as a result of allegedly misleading disclosures relating to the Golden West Financial Corp. mortgage portfolio, Wachovia’s exposure to other mortgage related products such as CDOs, control issues and auction rate securities. On March 19, 2009, the defendants filed a motion to dismiss the amended class action complaint in the Lipetz case, which has now been re-captioned as In re Wachovia Equity Securities Litigation. There are four additional cases (not class actions) containing allegations similar to the allegations in the In re Wachovia Equity Securities Litigation captioned Stichting Pensioenfonds ABP v. Wachovia Corp. et al., FC Holdings AB, et al. v. Wachovia Corp., et al., Deka Investment GmbH v. Wachovia Corp. et al. and Forsta AP-Fonden v. Wachovia Corp., et al., respectively, which were filed in the U.S. District Court for the Southern District of New York, and there are a number of other similar actions filed in state courts in North Carolina and South Carolina by individual shareholders. Two of the individual shareholder actions in South Carolina have been dismissed and the shareholders have appealed.
     After a number of procedural motions, three purported class action cases alleging violations of Sections 11, 12, and 15 of the Securities Act of 1933 as a result of allegedly misleading disclosures relating to the Golden West mortgage portfolio in connection with Wachovia’s issuance of various preferred securities and bonds were transferred to the U.S. District Court for the Southern District of New York. A consolidated class action complaint was filed on September 4, 2009, and the matter is now captioned In Re Wachovia Preferred Securities and Bond/Notes Litigation. On September 29, 2009, a non-class action case containing allegations similar to the allegations in the In re Wachovia Preferred Securities and Bond/Notes litigation, and captioned City of Livonia Employees’ Retirement System v. Wachovia Corp et al., was filed in the Southern District of New York. On May 3, 2010, the judge in the Southern District of New York issued an order granting Plaintiffs leave to amend the class action and other complaints pending in that court, and directing the parties to submit a schedule for the filing of the amended complaints and new motions to dismiss. This order terminates the motions to dismiss the prior complaints which had been pending. Amended complaints were filed in all the actions in May 2010 and renewed motions to dismiss have been filed in each case.
OUTLOOK When establishing a liability for contingent litigation losses, the Company determines a range of potential losses for each matter that is both probable and estimable, and records the amount it considers to be the best estimate within the range. The high end of the range of potential litigation losses in excess of the Company’s best estimates within the range of potential losses used in establishing the total litigation liability was  $1.2 billion as of December 31, 2010. For these matters and others where an unfavorable outcome is reasonably possible but not probable, there may be a range of possible losses in excess of the established liability that cannot be estimated. Based on information currently available, advice of counsel, available insurance coverage and established reserves, Wells Fargo believes that the eventual outcome of the actions against Wells Fargo and/or its subsidiaries, including the matters described above, will not, individually or in the aggregate, have a material adverse effect on Wells Fargo’s consolidated financial position. However, in the event of unexpected future developments, it is possible that the ultimate resolution of those matters, if unfavorable, may be material to Wells Fargo’s results of operations for any particular period.

Derivatives	12 Months Ended
Dec. 31, 2010
Derivatives [Abstract]
Derivatives
Note 15: Derivatives
We use derivatives to manage exposure to market risk, interest rate risk, credit risk and foreign currency risk, to generate profits from proprietary trading and to assist customers with their risk management objectives. Derivative transactions are measured in terms of the notional amount, but this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.
     Our asset/liability management approach to interest rate, foreign currency and certain other risks includes the use of derivatives. Such derivatives are typically designated as fair value or cash flow hedges, or economic hedge derivatives for those that do not qualify for hedge accounting. This helps minimize significant, unplanned fluctuations in earnings, fair values of assets and liabilities, and cash flows caused by interest rate, foreign currency and other market value volatility. This approach involves modifying the repricing characteristics of certain assets and liabilities so that changes in interest rates, foreign currency and other exposures do not have a significant adverse effect on the net interest margin, cash flows and earnings. As a result of fluctuations in these exposures, hedged assets and liabilities will gain or lose market value. In a fair value or economic hedge, the effect of this unrealized gain or loss will generally be offset by the gain or loss on the derivatives linked to the hedged assets and liabilities. In a cash flow hedge, where we manage the variability of cash payments due to interest rate fluctuations by the effective use of derivatives linked to hedged assets and liabilities, the unrealized gain or loss on the derivatives or the hedged asset or liability is generally not reflected in earnings.
     We also offer various derivatives, including interest rate, commodity, equity, credit and foreign exchange contracts, to our customers but usually offset our exposure from such contracts by purchasing other financial contracts. The customer accommodations and any offsetting financial contracts are treated as free-standing derivatives. Free-standing derivatives also include derivatives we enter into for risk management that do not otherwise qualify for hedge accounting, including economic hedge derivatives. To a lesser extent, we take positions based on market expectations or to benefit from price differentials between financial instruments and markets. Additionally, free-standing derivatives include embedded derivatives that are required to be separately accounted for from their host contracts.
     The following table presents the total notional or contractual amounts and fair values for derivatives, the fair values of derivatives designated as qualifying hedge contracts, which are used as asset/liability management hedges, and free-standing derivatives (economic hedges) not designated as hedging instruments are recorded on the balance sheet in other assets or other liabilities. Customer accommodation, trading and other free-standing derivatives are recorded on the balance sheet at fair value in trading assets or other liabilities.

	December 31, 2010			December 31, 2009
	Notional or	Fair value		Notional or	Fair value
	contractual	Asset	Liability	contractual	Asset	Liability
(in millions)	amount	derivatives	derivatives	amount	derivatives	derivatives

Qualifying hedge contracts
Interest rate contracts (1)	$110,314	7,126	1,614	119,966	6,425	1,302
Foreign exchange contracts	25,904	1,527	727	30,212	1,553	811

Total derivatives designated as qualifying hedging instruments		8,653	2,341		7,978	2,113

Derivatives not designated as hedging instruments
Free-standing derivatives (economic hedges):
Interest rate contracts (2)	408,563	2,898	2,625	633,734	4,441	4,873
Equity contracts	176	—	46	300	—	2
Foreign exchange contracts	5,528	23	53	7,019	233	29
Credit contracts – protection purchased	396	80	—	577	261	—
Other derivatives	2,538	—	35	4,583	—	40

Subtotal		3,001	2,759		4,935	4,944

Customer accommodation, trading and other
free-standing derivatives (3):
Interest rate contracts	2,809,387	58,225	59,329	2,741,119	54,873	54,033
Commodity contracts	83,114	4,133	3,918	92,182	5,400	5,182
Equity contracts	73,278	3,272	3,450	71,572	2,459	3,067
Foreign exchange contracts	110,889	2,800	2,682	142,012	3,084	2,737
Credit contracts – protection sold	47,699	605	5,826	84,541	979	9,592
Credit contracts – protection purchased	44,776	4,661	588	86,014	9,354	1,089
Other derivatives	190	8	—	2,314	427	171

Subtotal		73,704	75,793		76,576	75,871

Total derivatives not designated as hedging instruments		76,705	78,552		81,511	80,815

Total derivatives before netting		85,358	80,893		89,489	82,928

Netting (4)		(63,469)	(70,009)		(65,926)	(73,303)

Total		$21,889	10,884		23,563	9,625

(1)	Notional amounts presented exclude $20.9 billion at both December 31, 2010 and 2009, of basis swaps that are combined with receive fixed-rate/pay floating-rate swaps and designated as one hedging instrument.
(2)	Includes free-standing derivatives (economic hedges) used to hedge the risk of changes in the fair value of residential MSRs, MHFS, interest rate lock commitments and other interests held.
(3)	Balances at December 31, 2009 have been revised to conform with the current presentation.
(4)	Represents netting of derivative asset and liability balances, and related cash collateral, with the same counterparty subject to master netting arrangements. The amount of cash collateral netted against derivative assets and liabilities was $5.5 billion and $12.1 billion, respectively, at December 31, 2010, and $5.3 billion and $14.1 billion, respectively, at December 31, 2009.
Fair Value Hedges
We use interest rate swaps to convert certain of our fixed-rate long-term debt and CDs to floating rates to hedge our exposure to interest rate risk. We also enter into cross-currency swaps, cross-currency interest rate swaps and forward contracts to hedge our exposure to foreign currency risk and interest rate risk associated with the issuance of non-U.S. dollar denominated long-term debt and repurchase agreements. In addition, we use interest rate swaps and forward contracts to hedge against changes in fair value of certain investments in available-for-sale debt securities due to changes in interest rates, foreign currency rates, or both. The entire derivative gain or loss is included in the assessment of hedge effectiveness, for all fair value hedge relationships, except for those involving foreign-currency denominated securities available for sale, short-term borrowings and long-term debt hedged with foreign currency forward derivatives for which the component of the derivative gain or loss related to the changes in the difference between the spot and forward price is excluded from the assessment of hedge effectiveness.
     We use statistical regression analysis to assess hedge effectiveness, both at inception of the hedging relationship and on an ongoing basis. The regression analysis involves regressing the periodic change in fair value of the hedging instrument against the periodic changes in fair value of the asset or liability being hedged due to changes in the hedged risk(s). The assessment includes an evaluation of the quantitative measures of the regression results used to validate the conclusion of high effectiveness.
     The following table shows the net gains (losses) recognized in the income statement related to derivatives in fair value hedging relationships.

	Interest rate		Foreign exchange			Total net
	contracts hedging:		contracts hedging:			gains
						(losses)
	Securities		Securities			on fair
	available	Long-term	available	Short-term	Long-term	value
(in millions)	for sale	debt	for sale	borrowings	debt	hedges

Year ended December 31, 2010
Gains (losses) recorded in net interest income	$(390)	1,755	(4)	—	374	1,735

Gains (losses) recorded in noninterest income
Recognized on derivatives	(432)	1,565	269	—	(1,030)	372
Recognized on hedged item	469	(1,469)	(270)	—	1,007	(263)

Recognized on fair value hedges (ineffective portion) (1)	$37	96	(1)	—	(23)	109

Year ended December 31, 2009
Gains (losses) recorded in net interest income	$(289)	1,677	(56)	27	349	1,708

Gains (losses) recorded in noninterest income
Recognized on derivatives	954	(3,270)	(713)	217	2,612	(200)
Recognized on hedged item	(936)	3,132	713	(217)	(2,626)	66

Recognized on fair value hedges (ineffective portion) (1)	$18	(138)	—	—	(14)	(134)

(1)	Included $3 million and $(10) million, respectively, for year ended December 31, 2010 and 2009, of gains (losses) on forward derivatives hedging foreign currency securities available for sale, short-term borrowings and long-term debt, representing the portion of derivatives gains (losses) excluded from the assessment of hedge effectiveness (time value).
Cash Flow Hedges
We hedge floating-rate debt against future interest rate increases by using interest rate swaps, caps, floors and futures to limit variability of cash flows due to changes in the benchmark interest rate. We also use interest rate swaps and floors to hedge the variability in interest payments received on certain floating-rate commercial loans, due to changes in the benchmark interest rate. Gains and losses on derivatives that are reclassified from cumulative OCI to current period earnings are included in the line item in which the hedged item’s effect on earnings is recorded. All parts of gain or loss on these derivatives are included in the assessment of hedge effectiveness. We assess hedge effectiveness using regression analysis, both at inception of the hedging relationship and on an ongoing basis. The regression analysis involves regressing the periodic changes in cash flows of the hedging instrument against the periodic changes in cash flows of the forecasted transaction being hedged due to changes in the hedged risk(s). The assessment includes an evaluation of the quantitative measures of the regression results used to validate the conclusion of high effectiveness.
     Based upon current interest rates, we estimate that  $367 million of deferred net gains on derivatives in OCI at December 31, 2010, will be reclassified as earnings during the next twelve months, compared with  $284 million at December 31, 2009. Future changes to interest rates may significantly change actual amounts reclassified to earnings. We are hedging our exposure to the variability of future cash flows for all forecasted transactions for a maximum of 8 years for both hedges of floating-rate debt and floating-rate commercial loans.
     The following table shows the net gains (losses) recognized related to derivatives in cash flow hedging relationships.

	Year ended
	December 31		,
(in millions)	2010	2009

Gains (after tax) recognized in OCI on derivatives	$468	107
Gains (pre tax) reclassified from cumulative OCI into net interest income	613	531
Gains (pre tax) recognized in noninterest income on derivatives (1)	6	42

(1)	Represents ineffectiveness recognized on cash flow hedge derivatives.
Free-Standing Derivatives
We use free-standing derivatives (economic hedges), in addition to debt securities available for sale, to hedge the risk of changes in the fair value of residential MSRs measured at fair value, certain residential MHFS, derivative loan commitments and other interests held. The resulting gain or loss on these economic hedges is reflected in other income.
     The derivatives used to hedge these MSRs measured at fair value, which include swaps, swaptions, forwards, Eurodollar and Treasury futures and options contracts, resulted in net derivative gains of  $4.5 billion in 2010 and  $6.8 billion in 2009, which are included in mortgage banking noninterest income. The aggregate fair value of these derivatives was a net liability of  $943 million and  $961 million at December 31, 2010 and 2009, respectively. Changes in fair value of debt securities available for sale (unrealized gains and losses) are not included in servicing income, but are reported in cumulative OCI (net of tax) or, upon sale, are reported in net gains (losses) on debt securities available for sale.
     Interest rate lock commitments for residential mortgage loans that we intend to sell are considered free-standing derivatives. Our interest rate exposure on these derivative loan commitments, as well as substantially all residential MHFS, is hedged with free-standing derivatives (economic hedges) such as forwards and options, Eurodollar futures and options, and Treasury futures, forwards and options contracts. The commitments, free-standing derivatives and residential MHFS are carried at fair value with changes in fair value included in mortgage banking noninterest income. For the fair value measurement of interest rate lock commitments we include, at inception and during the life of the loan commitment, the expected net future cash flows related to the associated servicing of the loan. Fair value changes subsequent to inception are based on changes in fair value of the underlying loan resulting from the exercise of the commitment and changes in the probability that the loan will not fund within the terms of the commitment (referred to as a fall-out factor). The value of the underlying loan is affected primarily by changes in interest rates and the passage of time. However, changes in investor demand can also cause changes in the value of the underlying loan value that cannot be hedged. The aggregate fair value of derivative loan commitments in the balance sheet was a net liability of  $271 million and  $312 million at December 31, 2010 and 2009, respectively, and is included in the caption “Interest rate contracts” under “Customer accommodation, trading and other free-standing derivatives” in the first table in this Note.
     We also enter into various derivatives primarily to provide derivative products to customers. To a lesser extent, we take positions based on market expectations or to benefit from price differentials between financial instruments and markets. These derivatives are not linked to specific assets and liabilities in the balance sheet or to forecasted transactions in an accounting hedge relationship and, therefore, do not qualify for hedge accounting. We also enter into free-standing derivatives for risk management that do not otherwise qualify for hedge accounting. They are carried at fair value with changes in fair value recorded as part of other noninterest income.
     Free-standing derivatives also include embedded derivatives that are required to be accounted for separate from their host contract. We periodically issue hybrid long-term notes and CDs where the performance of the hybrid instrument notes is linked to an equity, commodity or currency index, or basket of such indices. These notes contain explicit terms that affect some or all of the cash flows or the value of the note in a manner similar to a derivative instrument and therefore are considered to contain an “embedded” derivative instrument. The indices on which the performance of the hybrid instrument is calculated are not clearly and closely related to the host debt instrument. The “embedded” derivative is separated from the host contract and accounted for as a free-standing derivative. Additionally, we may invest in hybrid instruments that contain embedded derivatives, such as credit derivatives, that are not clearly and closely related to the host contract. In such instances, we either elect fair value option for the hybrid instrument or separate the embedded derivative from the host contract and account for the host contract and derivative separately.
     The following table shows the net gains recognized in the income statement related to derivatives not designated as hedging instruments.

	Year ended
	December 31	,
(in millions)	2010	2009

Gains (losses) recognized on free-standing derivatives (economic hedges):
Interest rate contracts (1)
Recognized in noninterest income:
Mortgage banking	$1,611	5,582
Other	(22)	(15)
Foreign exchange contracts	103	133
Credit contracts	(174)	(269)

Subtotal	1,518	5,431

Gains (losses) recognized on customer accommodation, trading and other free-standing derivatives:
Interest rate contracts (2)
Recognized in noninterest income:
Mortgage banking	3,305	2,035
Other	224	1,139
Commodity contracts	65	29
Equity contracts	441	(275)
Foreign exchange contracts	565	607
Credit contracts	(710)	(621)
Other	10	(187)

Subtotal	3,900	2,727

Net gains recognized related to derivatives not designated as hedging instruments	$5,418	8,158

(1)	Predominantly mortgage banking noninterest income including gains (losses) on the derivatives used as economic hedges of MSRs measured at fair value, interest rate lock commitments and mortgages held for sale.
(2)	Predominantly mortgage banking noninterest income including gains (losses) on interest rate lock commitments.
Credit Derivatives
We use credit derivatives to manage exposure to credit risk related to lending and investing activity and to assist customers with their risk management objectives. This may include protection sold to offset purchased protection in structured product transactions, as well as liquidity agreements written to special purpose vehicles. The maximum exposure of sold credit derivatives is managed through posted collateral, purchased credit derivatives and similar products in order to achieve our desired credit risk profile. This credit risk management provides an ability to recover a significant portion of any amounts that would be paid under the sold credit derivatives. We would be required to perform under the noted credit derivatives in the event of default by the referenced obligors. Events of default include events such as bankruptcy, capital restructuring or lack of principal and/or interest payment. In certain cases, other triggers may exist, such as the credit downgrade of the referenced obligors or the inability of the special purpose vehicle for which we have provided liquidity to obtain funding.

The following table provides details of sold and purchased credit derivatives.

		Notional amount
			Protection	Protection
			sold –	purchased	Net
			non-	with	protection	Other
	Fair value	Protection	investment	identical	sold	protection	Range of
(in millions)	liability	sold (A)	grade	underlyings (B)	(A) – (B)	purchased	maturities

December 31, 2010
Credit default swaps on:
Corporate bonds	$810	30,445	16,360	17,978	12,467	9,440	2011-2020
Structured products	4,145	5,825	5,246	4,948	877	2,482	2016-2056
Credit protection on:
Default swap index	12	2,700	909	2,167	533	1,106	2011-2017
Commercial mortgage-backed securities index	717	1,977	612	924	1,053	779	2049-2052
Asset-backed securities index	128	144	144	46	98	142	2037-2046
Loan deliverable credit default swaps	2	481	456	391	90	261	2011-2014
Other	12	6,127	5,348	41	6,086	2,745	2011-2056

Total credit derivatives	$5,826	47,699	29,075	26,495	21,204	16,955

December 31, 2009
Credit default swaps on:
Corporate bonds	$2,419	55,511	23,815	44,159	11,352	12,634	2010-2018
Structured products	4,498	6,627	5,084	4,999	1,628	3,018	2014-2056
Credit protection on:
Default swap index	23	6,611	2,765	4,202	2,409	2,510	2010-2017
Commercial mortgage-backed securities index	1,987	5,188	453	4,749	439	189	2049-2052
Asset-backed securities index	637	830	660	696	134	189	2037-2046
Loan deliverable credit default swaps	12	510	494	423	87	287	2010-2014
Other (1)	16	9,264	8,657	32	9,232	4,757	2010-2020

Total credit derivatives	$9,592	84,541	41,928	59,260	25,281	23,584

(1)	Balances at December 31, 2009, have been revised to conform with the current presentation.
     Protection sold represents the estimated maximum exposure to loss that would be incurred under an assumed hypothetical circumstance, where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. We believe this hypothetical circumstance to be an extremely remote possibility and accordingly, this required disclosure is not an indication of expected loss. The amounts under non-investment grade represent the notional amounts of those credit derivatives on which we have a higher risk of being required to perform under the terms of the credit derivative and are a function of the underlying assets.
     We consider the risk of performance to be high if the underlying assets under the credit derivative have an external rating that is below investment grade or an internal credit default grade that is equivalent thereto. We believe the net protection sold, which is representative of the net notional amount of protection sold and purchased with identical underlyings, in combination with other protection purchased, is more representative of our exposure to loss than either non-investment grade or protection sold. Other protection purchased represents additional protection, which may offset the exposure to loss for protection sold, that was not purchased with an identical underlying of the protection sold.
Credit-Risk Contingent Features
Certain of our derivative contracts contain provisions whereby if the credit rating of our debt, based on certain major credit rating agencies indicated in the relevant contracts, were to fall below investment grade, the counterparty could demand additional collateral or require termination or replacement of derivative instruments in a net liability position. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features that are in a net liability position was  $12.6 billion and  $7.5 billion at December 31, 2010 and 2009, respectively, for which we had posted  $12.0 billion and  $7.1 billion, respectively, in collateral in the normal course of business. If the credit-risk-related contingent features underlying these agreements had been triggered on December 31, 2010 or 2009, we would have been required to post additional collateral of  $1.0 billion, or potentially settle the contract in an amount equal to its fair value.
Counterparty Credit Risk
 By using derivatives, we are exposed to counterparty credit risk if counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, our counterparty credit risk is equal to the amount reported as a derivative asset on our balance sheet. The amounts reported as a derivative asset are derivative contracts in a gain position, and to the extent subject to master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. We minimize counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate. To the extent the master netting arrangements and other criteria meet the applicable requirements, derivatives balances and related cash collateral amounts are shown net in the balance sheet. Counterparty credit risk related to derivatives is considered in determining fair value and our assessment of hedge effectiveness.

Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2010
Fair Values of Assets and Liabilities [Abstract]
Fair Values of Assets and Liabilities
Note 16: Fair Values of Assets and Liabilities
We use fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Trading assets, securities available for sale, derivatives, substantially all prime residential MHFS, certain commercial LHFS, fair value MSRs, principal investments and securities sold but not yet purchased (short sale liabilities) are recorded at fair value on a recurring basis. Additionally, from time to time, we may be required to record at fair value other assets on a nonrecurring basis, such as certain residential and commercial MHFS, certain LHFS, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or write-downs of individual assets.
     We adopted new guidance on fair value measurements effective January 1, 2009, which addresses measuring fair value in situations where markets are inactive and transactions are not orderly. This guidance states transaction or quoted prices for assets or liabilities in inactive markets may require adjustment due to the uncertainty of whether the underlying transactions are orderly. Prior to our adoption of the new provisions for measuring fair value, we primarily used unadjusted independent vendor or broker quoted prices to measure fair value for substantially all securities available for sale.
     In connection with the change in guidance for fair value measurement, we developed policies and procedures to determine when the level and volume of activity for our assets and liabilities requiring fair value measurements has significantly declined relative to normal conditions. For such items that use price quotes, such as certain security classes within securities available for sale, the degree of market inactivity and distressed transactions was analyzed to determine the appropriate adjustment to the price quotes.
     The security classes where we considered the market to be less orderly upon initial adoption of the new guidance included non-agency residential MBS, commercial MBS, CDOs, home equity asset-backed securities, auto asset-backed securities and credit card-backed securities. The methodology used to adjust the quotes involved weighting the price quotes and results of internal pricing techniques such as the net present value of future expected cash flows (with observable inputs, where available) discounted at a rate of return market participants require. The significant inputs utilized in the internal pricing techniques, which were estimated by type of underlying collateral, included credit loss assumptions, estimated prepayment speeds and appropriate discount rates.
     The more active and orderly markets for particular security classes were determined to be, the more weighting assigned to price quotes. The less active and orderly markets were determined to be, the less weighting assigned to price quotes. We continually assess the level and volume of market activity in our investment security classes in determining adjustments, if any, to price quotes. Given market conditions can change over time, determination of which securities markets are considered active or inactive, and if inactive, the degree to which price quotes require adjustment, can also change.
Fair Value Hierarchy
We group our assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:
•	Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.
•	Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.
•	Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.
     In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness, and our understanding of the valuation techniques and significant inputs used. For securities in inactive markets, we use a predetermined percentage to evaluate the impact of fair value adjustments derived from weighting both external and internal indications of value to determine if the instrument is classified as Level 2 or Level 3. Based upon the specific facts and circumstances of each instrument or instrument category, judgments are made regarding the significance of the Level 3 inputs to the instruments’ fair value measurement in its entirety. If Level 3 inputs are considered significant, the instrument is classified as Level 3.
Determination of Fair Value
We base our fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements.
     In instances where there is limited or no observable market data, fair value measurements for assets and liabilities are based primarily upon our own estimates or combination of our own estimates and independent vendor or broker pricing, and the measurements are often calculated based on current pricing for products we offer or issue, the economic and competitive environment, the characteristics of the asset or liability and other such factors. As with any valuation technique used to estimate fair value, changes in underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values. Accordingly, these fair value estimates may not be realized in an actual sale or immediately settlement of the asset or liability.
     We incorporate lack of liquidity into our fair value measurement based on the type of asset or liability measured and the valuation methodology used. For example, for certain residential MHFS and certain securities where the significant inputs have become unobservable due to illiquid markets and vendor or broker pricing is not used, we use a discounted cash flow technique to measure fair value. This technique incorporates forecasting of expected cash flows (adjusted for credit loss assumptions and estimated prepayment speeds) discounted at an appropriate market discount rate to reflect the lack of liquidity in the market that a market participant would consider. For other securities where vendor or broker pricing is used, we use either unadjusted broker quotes or vendor prices or vendor or broker prices adjusted by weighting them with internal discounted cash flow techniques to measure fair value. These unadjusted vendor or broker prices inherently reflect any lack of liquidity in the market as the fair value measurement represents an exit price from a market participant viewpoint.
     Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value on a recurring or nonrecurring basis and for estimating fair value for financial instruments not recorded at fair value.
Assets
SHORT-TERM FINANCIAL ASSETS Short-term financial assets include cash and due from banks, federal funds sold and securities purchased under resale agreements and due from customers on acceptances. These assets are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.
TRADING ASSETS (EXCLUDING DERIVATIVES) AND SECURITIES AVAILABLE FOR SALE Trading assets and securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices in active markets, if available. Such instruments are classified within Level 1 of the fair value hierarchy. Examples include exchange-traded equity securities and some highly liquid government securities such as U.S. Treasuries. When instruments are traded in secondary markets and quoted market prices do not exist for such securities, we generally rely on internal valuation techniques or on prices obtained from independent pricing services or brokers (collectively, vendors) or combination thereof.
     Trading securities are mostly valued using trader prices that are subject to independent price verification procedures. The majority of fair values derived using internal valuation techniques are verified against multiple pricing sources, including prices obtained from independent vendors. Vendors compile prices from various sources and often apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by the vendors in order to determine if observable market information is being used, versus unobservable inputs. When evaluating the appropriateness of an internal trader price compared with vendor prices, considerations include the range and quality of vendor prices. Vendor prices are used to ensure the reasonableness of a trader price; however valuing financial instruments involves judgments acquired from knowledge of a particular market and is not perfunctory. If a trader asserts that a vendor price is not reflective of market value, justification for using the trader price, including recent sales activity where possible, must be provided to and approved by the appropriate levels of management.
     Similarly, while securities available for sale traded in secondary markets are typically valued using unadjusted vendor prices or vendor prices adjusted by weighting them with internal discounted cash flow techniques, these prices are reviewed and, if deemed inappropriate by a trader who has the most knowledge of a particular market, can be adjusted. Securities measured with these internal valuation techniques are generally classified as Level 2 of the hierarchy and often involve using quoted market prices for similar securities, pricing models, discounted cash flow analyses using significant inputs observable in the market where available or combination of multiple valuation techniques. Examples include certain residential and commercial MBS, municipal bonds, U.S. government and agency MBS, and corporate debt securities.
     Security fair value measurements using significant inputs that are unobservable in the market due to limited activity or a less liquid market are classified as Level 3 in the fair value hierarchy. Such measurements include securities valued using internal models or combination of multiple valuation techniques such as weighting of internal models and vendor or broker pricing, where the unobservable inputs are significant to the overall fair value measurement. Securities classified as Level 3 include certain residential and commercial MBS, asset-backed securities collateralized by auto leases or loans and cash reserves, CDOs and CLOs, and certain residual and retained interests in residential mortgage loan securitizations. CDOs are valued using the prices of similar instruments, the pricing of completed or pending third party transactions or the pricing of the underlying collateral within the CDO. Where vendor or broker prices are not readily available, management’s best estimate is used.
MORTGAGES HELD FOR SALE (MHFS) We carry substantially all of our residential MHFS portfolio at fair value. Fair value is based on independent quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. As necessary, these prices are adjusted for typical securitization activities, including servicing value, portfolio composition, market conditions and liquidity. Most of our MHFS are classified as Level 2. For the portion where market pricing data is not available, we use a discounted cash flow model to estimate fair value and, accordingly, classify as Level 3.
LOANS HELD FOR SALE (LHFS) LHFS are carried at the lower of cost or market value, or at fair value for certain portfolios that we intend to hold for trading purposes. The fair value of LHFS is based on what secondary markets are currently offering for portfolios with similar characteristics. As such, we classify those loans subjected to nonrecurring fair value adjustments as Level 2.
LOANS For the carrying value of loans, including PCI loans, see Note 1 (Summary of Significant Accounting Policies – Loans). We generally do not record loans at fair value on a recurring basis. However, from time to time, we record nonrecurring fair value adjustments to loans to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
     We provide fair value estimates in this disclosure for loans that are not recorded at fair value on a recurring or nonrecurring basis. Those estimates differentiate loans based on their financial characteristics, such as product classification, loan category, pricing features and remaining maturity. Prepayment and credit loss estimates are evaluated by product and loan rate.
     The fair value of commercial loans is calculated by discounting contractual cash flows, adjusted for credit loss estimates, using discount rates that reflect our current pricing for loans with similar characteristics and remaining maturity.
     For real estate 1-4 family first and junior lien mortgages, fair value is calculated by discounting contractual cash flows, adjusted for prepayment and credit loss estimates, using discount rates based on current industry pricing (where readily available) or our own estimate of an appropriate risk-adjusted discount rate for loans of similar size, type, remaining maturity and repricing characteristics.
     For credit card loans, the portfolio’s yield is equal to our current pricing and, therefore, the fair value is equal to book value adjusted for estimates of credit losses inherent in the portfolio at the balance sheet date.
     For all other consumer loans, the fair value is generally calculated by discounting the contractual cash flows, adjusted for prepayment and credit loss estimates, based on the current rates we offer for loans with similar characteristics.
     Loan commitments, standby letters of credit and commercial and similar letters of credit generate ongoing fees at our current pricing levels, which are recognized over the term of the commitment period. In situations where the credit quality of the counterparty to a commitment has declined, we record an allowance. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the related allowance. Certain letters of credit that are hedged with derivative instruments are carried at fair value in trading assets or liabilities. For those letters of credit fair value is calculated based on readily quotable credit default spreads, using a market risk credit default swap model.
DERIVATIVES Quoted market prices are available and used for our exchange-traded derivatives, such as certain interest rate futures and option contracts, which we classify as Level 1. However, substantially all of our derivatives are traded in over-the-counter (OTC) markets where quoted market prices are not always readily available. Therefore we value most OTC derivatives using internal valuation techniques. Valuation techniques and inputs to internally-developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative’s value is based. Key inputs can include yield curves, credit curves, foreign-exchange rates, prepayment rates, volatility measurements and correlation of such inputs. Where model inputs can be observed in a liquid market and the model does not require significant judgment, such derivatives are typically classified as Level 2 of the fair value hierarchy. Examples of derivatives classified as Level 2 include generic interest rate swaps, foreign currency swaps, commodity swaps, and certain option and forward contracts. When instruments are traded in less liquid markets and significant inputs are unobservable, such derivatives are classified as Level 3. Examples of derivatives classified as Level 3 include complex and highly structured derivatives, certain credit default swaps, interest rate lock commitments written for our residential mortgage loans that we intend to sell and long dated equity options where volatility is not observable. Additionally, significant judgments are required when classifying financial instruments within the fair value hierarchy, particularly between Level 2 and 3, as is the case for certain derivatives.
MORTGAGE SERVICING RIGHTS (MSRs) AND CERTAIN OTHER INTERESTS HELD IN SECURITIZATIONS MSRs and certain other interests held in securitizations (e.g., interest-only strips) do not trade in an active market with readily observable prices. Accordingly, we determine the fair value of MSRs using a valuation model that calculates the present value of estimated future net servicing income cash flows. The model incorporates assumptions that market participants use in estimating future net servicing income cash flows, including estimates of prepayment speeds (including housing price volatility), discount rate, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Commercial MSRs and certain residential MSRs are carried at lower of cost or market value, and therefore can be subject to fair value measurements on a nonrecurring basis. Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows, as well as changes in valuation inputs and assumptions. For other interests held in securitizations (such as interest-only strips) we use a valuation model that calculates the present value of estimated future cash flows. The model incorporates our own estimates of assumptions market participants use in determining the fair value, including estimates of prepayment speeds, discount rates, defaults and contractual fee income. Interest-only strips are recorded as trading assets. Our valuation approach is validated by our internal valuation model validation group. Fair value measurements of our MSRs and interest-only strips use significant unobservable inputs and, accordingly, we classify as Level 3.
FORECLOSED ASSETS Foreclosed assets are carried at net realizable value, which represents fair value less costs to sell. Fair value is generally based upon independent market prices or appraised values of the collateral and, accordingly, we classify foreclosed assets as Level 2.
NONMARKETABLE EQUITY INVESTMENTS Nonmarketable equity investments are recorded under the cost or equity method of accounting. There are generally restrictions on the sale and/or liquidation of these investments, including federal bank stock. Federal bank stock carrying value approximates fair value. We use facts and circumstances available to estimate the fair value of our nonmarketable equity investments. We typically consider our access to and need for capital (including recent or projected financing activity), qualitative assessments of the viability of the investee, evaluation of the financial statements of the investee and prospects for its future. Public equity investments are valued using quoted market prices and discounts are only applied when there are trading restrictions that are an attribute of the investment. Investments in non-public securities are recorded at our estimate of fair value using metrics such as security prices of comparable public companies, acquisition prices for similar companies and original investment purchase price multiples, while also incorporating a portfolio company’s financial performance and specific factors. For investments in private equity funds, we use the NAV provided by the fund sponsor as an appropriate measure of fair value. In some cases, such NAVs require adjustments based on certain unobservable inputs.
Liabilities
DEPOSIT LIABILITIES Deposit liabilities are carried at historical cost. The fair value of deposits with no stated maturity, such as noninterest-bearing demand deposits, interest-bearing checking, and market rate and other savings, is equal to the amount payable on demand at the measurement date. The fair value of other time deposits is calculated based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for like wholesale deposits with similar remaining maturities.
SHORT-TERM FINANCIAL LIABILITIES Short-term financial liabilities are carried at historical cost and include federal funds purchased and securities sold under repurchase agreements, commercial paper and other short-term borrowings. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.
OTHER LIABILITIES Other liabilities recorded at fair value on a recurring basis, excluding derivative liabilities (see the “Derivatives” section for derivative liabilities), includes primarily short sale liabilities. Short sale liabilities are classified as either Level 1 or Level 2, generally dependent upon whether the underlying securities have readily obtained quoted prices in active exchange markets.
LONG-TERM DEBT Long-term debt is generally carried at amortized cost. For disclosure, we are required to estimate the fair value of long-term debt. Generally, the discounted cash flow method is used to estimate the fair value of our long-term debt. Contractual cash flows are discounted using rates currently offered for new notes with similar remaining maturities and, as such, these discount rates include our current spread levels.
Fair Value Measurements from Independent Brokers or Independent Third Party Pricing Services
For certain assets and liabilities, we obtain fair value measurements from independent brokers or independent third party pricing services and record the unadjusted fair value in our financial statements. The detail by level is shown in the table below. Fair value measurements obtained from independent brokers or independent third party pricing services that we have adjusted to determine the fair value recorded in our financial statements are not included in the following table.

	Independent brokers			Third party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

December 31, 2010
Trading assets (excluding derivatives)	$—	1,211	6	21	2,123	—
Securities available for sale:
Securities of U.S. Treasury and federal agencies	—	—	—	936	263	—
Securities of U.S. states and political subdivisions	—	15	—	—	14,055	—
Mortgage-backed securities	—	3	50	—	102,206	169
Other debt securities	—	201	4,133	—	14,376	606

Total debt securities	—	219	4,183	936	130,900	775
Total marketable equity securities	—	—	—	201	727	16

Total securities available for sale	—	219	4,183	1,137	131,627	791

Derivatives (trading and other assets)	—	15	44	—	740	8
Loans held for sale	—	—	—	—	1	—
Derivatives (liabilities)	—	—	46	—	841	—
Other liabilities	—	20	—	—	393	—

December 31, 2009
Trading assets (excluding derivatives)	$—	4,208	—	30	1,712	81
Securities available for sale	85	1,870	548	1,467	120,688	1,864
Loans held for sale	—	—	—	—	2	—
Derivatives (trading and other assets)	—	8	42	—	2,926	9
Derivatives (liabilities)	—	—	70	—	2,949	4
Other liabilities	—	—	—	10	3,916	26

Assets and Liabilities Recorded at Fair Value on a Recurring Basis
The tables below present the balances of assets and liabilities measured at fair value on a recurring basis.

(in millions)	Level 1	Level 2	Level 3	Netting		Total

December 31, 2010
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$1,340	3,335	—	—		4,675
Securities of U.S. states and political subdivisions	—	1,893	5	—		1,898
Collateralized debt obligations	—	—	1,915	—		1,915
Corporate debt securities	—	10,164	166	—		10,330
Mortgage-backed securities	—	9,137	117	—		9,254
Asset-backed securities	—	1,811	366	—		2,177
Equity securities	2,143	625	34	—		2,802

Total trading securities	3,483	26,965	2,603	—		33,051

Other trading assets	816	987	136	—		1,939

Total trading assets (excluding derivatives)	4,299	27,952	2,739	—		34,990

Securities of U.S. Treasury and federal agencies	938	666	—	—		1,604
Securities of U.S. states and political subdivisions	—	14,090	4,564	—		18,654
Mortgage-backed securities:
Federal agencies	—	82,037	—	—		82,037
Residential	—	20,183	20	—		20,203
Commercial	—	13,337	217	—		13,554

Total mortgage-backed securities	—	115,557	237	—		115,794

Corporate debt securities	—	9,846	433	—		10,279
Collateralized debt obligations	—	—	4,778	—		4,778
Asset-backed securities:
Auto loans and leases	—	223	6,133	—		6,356
Home equity loans	—	998	112	—		1,110
Other asset-backed securities	—	5,285	3,150	—		8,435

Total asset-backed securities	—	6,506	9,395	—		15,901

Other debt securities	—	370	85	—		455

Total debt securities	938	147,035	19,492	—		167,465

Marketable equity securities:
Perpetual preferred securities (1)	721	677	2,434	—		3,832
Other marketable equity securities	1,224	101	32	—		1,357

Total marketable equity securities	1,945	778	2,466	—		5,189

Total securities available for sale	2,883	147,813	21,958	—		172,654

Mortgages held for sale	—	44,226	3,305	—		47,531
Loans held for sale	—	873	—	—		873
Loans	—	—	309	—		309
Mortgage servicing rights (residential)	—	—	14,467	—		14,467
Derivative assets:
Interest rate contracts	—	67,380	869	—		68,249
Commodity contracts	—	4,133	—	—		4,133
Equity contracts	511	2,040	721	—		3,272
Foreign exchange contracts	42	4,257	51	—		4,350
Credit contracts	—	2,148	3,198	—		5,346
Other derivative contracts	8	—	—	—		8

Netting	—	—	—	(63,469	) (2)	(63,469)

Total derivative assets (3)	561	79,958	4,839	(63,469)		21,889

Other assets	38	45	314	—		397

Total assets recorded at fair value	$7,781	300,867	47,931	(63,469)		293,110

Derivative liabilities:
Interest rate contracts	$(7)	(62,769)	(792)	—		(63,568)
Commodity contracts	—	(3,917)	(1)	—		(3,918)
Equity contracts	(259)	(2,291)	(946)	—		(3,496)
Foreign exchange contracts	(69)	(3,351)	(42)	—		(3,462)
Credit contracts	—	(2,199)	(4,215)	—		(6,414)
Other derivative contracts	—	—	(35)	—		(35)

Netting	—	—	—	70,009	(2)	70,009

Total derivative liabilities (4)	(335)	(74,527)	(6,031)	70,009		(10,884)

Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(2,827)	(1,129)	—	—		(3,956)
Corporate debt securities	—	(3,798)	—	—		(3,798)
Equity securities	(1,701)	(178)	—	—		(1,879)
Other securities	—	(347)	—	—		(347)

Total short sale liabilities	(4,528)	(5,452)	—	—		(9,980)

Other liabilities	—	(36)	(344)	—		(380)

Total liabilities recorded at fair value	$(4,863)	(80,015)	(6,375)	70,009		(21,244)

(1)	Perpetual preferred securities are primarily ARS. See Note 8 for additional information.
(2)	Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
(3)	Derivative assets include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets.
(4)	Derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading liabilities.

(in millions)	Level 1	Level 2	Level 3	Netting		Total

December 31, 2009
Trading assets (excluding derivatives) (1)	$2,386	20,497	2,311	—		25,194
Derivatives (trading assets)	340	70,938	5,682	(59,115	) (2)	17,845
Securities of U.S. Treasury and federal agencies	1,094	1,186	—	—		2,280
Securities of U.S. states and political subdivisions	4	12,708	818	—		13,530
Mortgage-backed securities:
Federal agencies	—	82,818	—	—		82,818
Residential	—	27,506	1,084	—		28,590
Commercial	—	9,162	1,799	—		10,961

Total mortgage-backed securities	—	119,486	2,883	—		122,369

Corporate debt securities	—	8,968	367	—		9,335
Collateralized debt obligations	—	—	3,725	—		3,725
Other	—	3,292	12,587	—		15,879

Total debt securities	1,098	145,640	20,380	—		167,118

Marketable equity securities:
Perpetual preferred securities	736	834	2,305	—		3,875
Other marketable equity securities	1,279	350	88	—		1,717

Total marketable equity securities	2,015	1,184	2,393	—		5,592

Total securities available for sale	3,113	146,824	22,773	—		172,710

Mortgages held for sale	—	33,439	3,523	—		36,962
Loans held for sale	—	149	—	—		149
Mortgage servicing rights	—	—	16,004	—		16,004
Other assets (3)	435	13,217	1,690	(6,812	) (2)	8,530

Total	$6,274	285,064	51,983	(65,927)		277,394

Liabilities (4)	$(4,981)	(83,159)	(6,863)	73,299	(2)	(21,704)

(1)	Includes trading securities of $24.0 billion.
(2)	Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
(3)	Derivative assets other than trading and principal investments are included in this category. Balances have been revised to conform with current period presentation.
(4)	Derivative liabilities are included in this category. Balances have been revised to conform with current period presentation.
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows.

								Net unrealized
		Total net gains		Purchases ,				gains (losses)
		(losses) included in		sales ,				included in net
			Other	issuances				income related
	Balance ,		compre-	and	Transfers	Transfers	Balance ,	to assets and
	beginning	Net	hensive	settlements ,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)

Year ended December 31, 2010
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$5	2	—	(11)	9	—	5	1
Collateralized debt obligations	1,133	418	—	364	—	—	1,915	11
Corporate bonds	223	9	—	67	9	(142)	166	16
Mortgage-backed securities	146	(7)	—	101	—	(123)	117	(17)
Asset-backed securities	497	80	—	(141)	1	(71)	366	67
Equity securities	36	1	—	(5)	2	—	34	(2)

Total trading securities	2,040	503	—	375	21	(336)	2,603	76

Other trading assets	271	(35)	—	(19)	—	(81)	136	10

Total trading assets (excluding derivatives)	2,311	468	—	356	21	(417)	2,739	86	(2)

Securities available for sale:
Securities of U.S. states and
political subdivisions	818	12	63	3,485	192	(6)	4,564	4
Mortgage-backed securities:
Residential	1,084	7	(21)	(48)	274	(1,276)	20	(8)
Commercial	1,799	(28)	404	(10)	227	(2,175)	217	(5)

Total mortgage-backed securities	2,883	(21)	383	(58)	501	(3,451)	237	(13)

Corporate debt securities	367	7	68	(113)	259	(155)	433	—
Collateralized debt obligations	3,725	210	96	959	—	(212)	4,778	(14)
Asset-backed securities:
Auto loans and leases	8,525	1	(246)	(2,403)	256	—	6,133	—
Home equity loans	1,677	1	40	48	113	(1,767)	112	(5)
Other asset-backed securities	2,308	51	(19)	903	1,057	(1,150)	3,150	(12)

Total asset-backed securities	12,510	53	(225)	(1,452)	1,426	(2,917)	9,395	(17)

Other debt securities	77	(15)	11	12	—	—	85	—

Total debt securities	20,380	246	396	2,833	2,378	(6,741)	19,492	(40	) (3)

Marketable equity securities:
Perpetual preferred securities	2,305	100	(31)	6	80	(26)	2,434	—
Other marketable equity securities	88	—	5	(21)	14	(54)	32	—

Total marketable equity securities	2,393	100	(26)	(15)	94	(80)	2,466	—	(4)

Total securities available for sale	22,773	346	370	2,818	2,472	(6,821)	21,958	(40)

Mortgages held for sale	3,523	43	—	(253)	380	(388)	3,305	39	(5)
Loans	—	55	—	(112)	1,035	(669)	309	55	(5)
Mortgage servicing rights	16,004	(5,511)	—	4,092	—	(118)	14,467	(2,957	) (5)
Net derivative assets and liabilities:
Interest rate contracts	(114)	3,514	—	(3,482)	159	—	77	(266)
Commodity contracts	—	(1)	—	—	—	—	(1)	(1)
Equity contracts	(344)	(104)	—	169	—	54	(225)	(19)
Foreign exchange contracts	(1)	21	—	(11)	—	—	9	—
Credit contracts	(330)	(675)	—	(18)	6	—	(1,017)	(644)
Other derivative contracts	(43)	4	—	4	—	—	(35)	—

Total derivative contracts	(832)	2,759	—	(3,338)	165	54	(1,192)	(930	) (6)

Other assets	1,373	29	—	(103)	4	(989)	314	(38	) (2)
Short sale liabilities (corporate debt securities)	(26)	(2)	—	(37)	—	65	—	—
Other liabilities (excluding derivatives)	(10)	(55)	—	94	(1,038)	665	(344)	(58)

(1)	Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
(2)	Included in other noninterest income in the income statement.
(3)	Included in debt securities available for sale in the income statement.
(4)	Included in equity investments in the income statement.
(5)	Included in mortgage banking in the income statement.
(6)	Included in mortgage banking, trading activities and other noninterest income in the income statement.

							Net unrealized
		Total net gains		Purchases ,			gains (losses)
		(losses) included in		sales ,	Net		included in net
			Other	issuances	transfers		income related
	Balance ,		compre-	and	into and/	Balance ,	to assets and
	beginning	Net	hensive	settlements ,	or out of	end	liabilities held
(in millions)	of year	income	income	net	Level 3	of year	at period end (1)

Year ended December 31, 2009
Trading assets (excluding derivatives)	$3,495	202	2	(1,749)	361	2,311	276	(2)
Securities available for sale:
Securities of U.S. states and political subdivisions	903	23	—	25	(133)	818	(8)
Mortgage-backed securities:
Federal agencies	4	—	—	—	(4)	—	—
Residential	3,510	(74)	1,092	(759)	(2,685)	1,084	(227)
Commercial	286	(220)	894	41	798	1,799	(112)

Total mortgage-backed securities	3,800	(294)	1,986	(718)	(1,891)	2,883	(339)

Corporate debt securities	282	3	61	(7)	28	367	—
Collateralized debt obligations	2,083	125	577	623	317	3,725	(84)
Other	12,799	136	1,368	584	(2,300)	12,587	(94)

Total debt securities	19,867	(7)	3,992	507	(3,979)	20,380	(525	) (3)

Marketable equity securities:
Perpetual preferred securities	2,775	104	144	(723)	5	2,305	(1)
Other marketable equity securities	50	—	(2)	63	(23)	88	—

Total marketable equity securities	2,825	104	142	(660)	(18)	2,393	(1	) (4)

Total securities available for sale	$22,692	97	4,134	(153)	(3,997)	22,773	(526)

Mortgages held for sale	$4,718	(96)	—	(921)	(178)	3,523	(109	) (5)
Mortgage servicing rights	14,714	(4,970)	—	6,260	—	16,004	(1,534	) (5)
Net derivative assets and liabilities	37	1,439	—	(2,291)	(17)	(832)	(799	) (6)
Other assets (excluding derivatives)	1,231	10	—	132	—	1,373	12	(2)
Liabilities (excluding derivatives)(7)	(16)	(11)	—	1	(10)	(36)	14

Year ended December 31, 2008
Trading assets (excluding derivatives)	$418	(120)	—	3,197	—	3,495	(23	) (2)
Securities available for sale:
Securities of U.S. states and political subdivisions	168	—	(81)	538	278	903	—
Mortgage-backed securities:
Federal agencies	—	—	—	—	4	4	—
Residential	486	(180)	(302)	3,307	199	3,510	(150)
Commercial	—	(10)	(210)	163	343	286	—

Total mortgage-backed securities	486	(190)	(512)	3,470	546	3,800	(150)

Corporate debt securities	—	—	(44)	326	—	282	—
Collateralized debt obligations	—	(152)	(280)	1,679	836	2,083	—
Other	4,726	(15)	(572)	8,379	281	12,799	—

Total debt securities	5,380	(357)	(1,489)	14,392	1,941	19,867	(150	) (3)

Marketable equity securities:
Perpetual preferred securities	—	—	—	2,775	—	2,775	—
Other marketable equity securities	1	—	—	49	—	50	—

Total marketable equity securities	1	—	—	2,824	—	2,825	—	(4)

Total securities available for sale	$5,381	(357)	(1,489)	17,216	1,941	22,692	(150)

Mortgages held for sale	$146	(280)	—	561	4,291	4,718	(268	) (5)
Mortgage servicing rights	16,763	(5,927)	—	3,878	—	14,714	(333	) (5)
Net derivative assets and liabilities	6	(275)	1	303	2	37	93	(6)
Other assets (excluding derivatives)	—	—	—	1,231	—	1,231	—	(2)
Liabilities (excluding derivatives) (7)	(27)	6	—	5	—	(16)	6

(1)	Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
(2)	Included in other noninterest income in the income statement.
(3)	Included in debt securities available for sale in the income statement.
(4)	Included in equity investments in the income statement.
(5)	Included in mortgage banking in the income statement.
(6)	Included in mortgage banking, trading activities and other noninterest income in the income statement.
(7)	Balances have been revised to conform with current period presentation.
Changes in Fair Value Levels
We monitor the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.
     We evaluate the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total assets, total liabilities or total earnings. For the year ended December 31, 2010, there were no significant transfers in or out of Level 1.
     Significant changes to Level 3 assets for the year ended December 31, 2010 are described as follows:
•	Our adoption of new consolidation accounting guidance on January 1, 2010, impacted Level 3 balances for certain financial instruments. Reductions in Level 3 balances, which represent derecognition of existing investments in newly consolidated VIEs, are reflected as transfers out for the following categories: trading assets, $276 million; securities available for sale, $1.9 billion; and mortgage servicing rights, $118 million. Increases in Level 3 balances, which represent newly consolidated VIE assets, are reflected as transfers in for the following categories: securities available for sale, $829 million; loans, $366 million; and long-term debt, $359 million.
•	We transferred $4.9 billion of securities available for sale from Level 3 to Level 2 due to an increase in the volume of trading activity for certain mortgage-backed and other asset-backed securities, which resulted in increased occurrences of observable market prices. We also transferred $1.7 billion of debt securities available for sale from Level 2 to Level 3, primarily due to a decrease in liquidity for certain asset-backed securities.
     For the year ended December 31, 2009, we transferred  $4.0 billion of debt securities available for sale from Level 3 to Level 2 due to increased trading activity.
Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis
We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis in 2010 and 2009 that were still held in the balance sheet at each respective year end, the following table provides the fair value hierarchy and the carrying value of the related individual assets or portfolios at year end.

	Carrying value at year end
(in millions)	Level 1	Level 2	Level 3	Total

December 31, 2010
Mortgages held for sale (1)	$—	2,000	891	2,891
Loans held for sale	—	352	—	352
Loans:
Commercial	—	2,480	67	2,547
Consumer	—	5,870	18	5,888

Total loans (2)	—	8,350	85	8,435

Mortgage servicing rights (amortized)	—	—	104	104
Other assets (3)	—	765	82	847

December 31, 2009
Mortgages held for sale (1)	$—	1,105	711	1,816
Loans held for sale	—	444	—	444
Loans (2)	—	6,177	134	6,311
Other assets (3)	—	289	119	408

(1)	Predominantly real estate 1-4 family first mortgage loans measured at LOCOM.
(2)	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.
(3)	Includes the fair value of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.
The following table presents the increase (decrease) in value of certain assets that are measured at fair value on a nonrecurring basis for which a fair value adjustment has been included in the income statement.

(in millions)

Year ended December 31, 2010
Mortgages held for sale	$(20)
Loans held for sale	(1)
Loans:
Commercial	(1,306)
Consumer	(6,881)

Total loans (1)	(8,187)

Mortgage servicing rights (amortized)	(3)
Other assets (2)	(301)

Total	$(8,512)

Year ended December 31, 2009
Mortgages held for sale	$(22)
Loans held for sale	158
Loans (1)	(11,703)
Other assets (2)	(217)

Total	$(11,784)

(1)	Represents write-downs of loans based on the appraised value of the collateral. Prior year amount has been revised to conform with current period presentation.
(2)	Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.
Alternative Investments
The following table summarizes our investments in various types of funds, which are included in trading assets, securities available for sale and other assets. We use the funds’ net asset values (NAVs) per share as a practical expedient to measure fair value on recurring and nonrecurring bases. The fair values presented in the table are based upon the funds’ NAVs or an equivalent measure.

				Redemption
	Fair	Unfunded	Redemption	notice
(in millions)	value	commitments	frequency	period

December 31, 2010
Offshore funds	$1,665	—	Daily - Annually	1 - 180 days
Funds of funds	63	—	Monthly - Quarterly	10 - 90 days
Hedge funds	23	—	Monthly - Annually	30 - 120 days
Private equity funds	1,830	669	N/A	N/A
Venture capital funds	88	36	N/A	N/A

Total	$3,669	705

December 31, 2009
Offshore funds (1)	$1,559	—	Daily - Quarterly	1 - 90 days
Funds of funds	69	—	Monthly - Annually	10 - 120 days
Hedge funds	35	—	Monthly - Annually	30 - 180 days
Private equity funds	901	340	N/A	N/A
Venture capital funds	93	47	N/A	N/A

Total	$2,657	387

N/A — Not applicable
(1)	"Fair value" has been revised to correct previously reported amount.
     Offshore funds primarily invest in investment grade European fixed-income securities. Redemption restrictions are in place for investments with a fair value of  $74 million and  $76 million at December 31, 2010 and 2009, respectively, due to lock-up provisions that will remain in effect until November 2012.
     Private equity funds invest in equity and debt securities issued by private and publicly-held companies in connection with leveraged buyouts, recapitalizations and expansion opportunities. Substantially all of these investments do not allow redemptions. Alternatively, we receive distributions as the underlying assets of the funds liquidate, which we expect to occur over the next 10 years.
     Venture capital funds invest in domestic and foreign companies in a variety of industries, including information technology, financial services and healthcare. These investments can never be redeemed with the funds. Instead, we receive distributions as the underlying assets of the fund liquidate, which we expect to occur over the next seven years.
Fair Value Option
We measure MHFS at fair value for prime MHFS originations for which an active secondary market and readily available market prices exist to reliably support fair value pricing models used for these loans. Loan origination fees on these loans are recorded when earned, and related direct loan origination costs are recognized when incurred. We also measure at fair value certain of our other interests held related to residential loan sales and securitizations. We believe fair value measurement for prime MHFS and other interests held, which we hedge with free-standing derivatives (economic hedges) along with our MSRs, measured at fair value reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets.
     Upon the acquisition of Wachovia, we elected to measure at fair value certain portfolios of LHFS that we intend to hold for trading purposes and that may be economically hedged with derivative instruments. In addition, we elected to measure at fair value certain letters of credit that are hedged with derivative instruments to better reflect the economics of the transactions. These letters of credit are included in trading account assets or liabilities.
     Upon the adoption of new consolidation guidance on January 1, 2010, we elected to measure at fair value the eligible assets (loans) and liabilities (long-term debt) of certain nonconforming mortgage loan securitization VIEs. We elected the fair value option for such newly consolidated VIEs to continue fair value accounting as our interests prior to consolidation were predominantly carried at fair value with changes in fair value recognized in earnings.
     The following table reflects the differences between fair value carrying amount of certain assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

	Dec. 31, 2010			Dec. 31, 2009
			Fair value			Fair value
			carrying			carrying
			amount			amount
			less			less
	Fair value	Aggregate	aggregate	Fair value	Aggregate	aggregate
	carrying	unpaid	unpaid	carrying	unpaid	unpaid
(in millions)	amount	principal	principal	amount	principal	principal

Mortgages held for sale:
Total loans	$47,531	47,818	(287) (1)	36,962	37,072	(110	) (1)
Nonaccrual loans	325	662	(337)	268	560	(292)
Loans 90 days or more past due and still accruing	38	47	(9)	49	63	(14)
Loans held for sale:
Total loans	873	897	(24)	149	159	(10)
Nonaccrual loans	1	7	(6)	5	2	3
Loans:
Total loans	309	348	(39)	—	—	—
Nonaccrual loans	13	16	(3)	—	—	—
Loans 90 days or more past due and still accruing	2	2	—	—	—	—
Long-term debt	306	353	(47)	—	—	—

(1)	The difference between fair value carrying amount and aggregate unpaid principal includes changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding, and premiums on acquired loans.
The assets accounted for under the fair value option are initially measured at fair value. Gains and losses from initial measurement and subsequent changes in fair value are recognized in earnings. The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets measured at fair value are shown, by income statement line item, below.

	2010		2009
	Mortgage banking		Mortgage banking
	noninterest income		noninterest income
	Net gains on mortgage	Other	Net gains on mortgage	Other
	loan origination/sales	noninterest	loan origination/sales	noninterest
(in millions)	activities	income	activities	income

Year ended December 31,
Mortgages held for sale	$6,512	—	4,891	—
Loans held for sale	—	24	—	99
Loans	55	—	—	—
Long-term debt	(48)	—	—	—
Other interests held	—	(13)	—	117

     The following table shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

	Year ended Dec. 31	,
(in millions)	2010	2009

Gains (losses) attributable to
instrument-specific credit risk:
Mortgages held for sale	$(28)	(277)
Loans held for sale	24	63

Total	$(4)	(214)

     For performing loans, instrument-specific credit risk gains or losses were derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. Since the second half of 2007, spreads have been significantly affected by the lack of liquidity in the secondary market for mortgage loans. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk.
Disclosures about Fair Value of Financial Instruments
The table below is a summary of fair value estimates for financial instruments, excluding short-term financial assets and liabilities because carrying amounts approximate fair value, and excluding financial instruments recorded at fair value on a recurring basis. The carrying amounts in the following table are recorded in the balance sheet under the indicated captions.
     We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities. The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

	December 31				,
	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	amount	fair value	amount	fair value

Financial assets
Mortgages held for sale (1)	$4,232	4,234	2,132	2,132
Loans held for sale (2)	417	441	5,584	5,719
Loans, net (3)	721,016	710,147	744,225	717,798
Nonmarketable equity investments (cost method)	8,494	8,814	9,793	9,889
Financial liabilities
Deposits	847,942	849,642	824,018	824,678
Long-term debt (3)(4)	156,651	159,996	203,784	205,752

(1)	Balance excludes MHFS for which the fair value option was elected.
(2)	Balance excludes LHFS for which the fair value option was elected.
(3)	At December 31, 2010, loans and long-term debt exclude balances for which the fair value option was elected. Loans exclude lease financing with a carrying amount of $13.1 billion and $14.2 billion at December 31, 2010 and 2009, respectively.
(4)	The carrying amount and fair value exclude obligations under capital leases of $26 million and $77 million at December 31, 2010 and 2009, respectively.
     Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in the table above. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the related allowance. This amounted to  $673 million and  $725 million at December 31, 2010 and 2009, respectively.

Preferred Stock	12 Months Ended
Dec. 31, 2010
Preferred Stock [Abstract]
Preferred Stock
Note 17: Preferred Stock
We are authorized to issue 20 million shares of preferred stock and 4 million shares of preference stock, both without par value. Preferred shares outstanding rank senior to common shares both as to dividends and liquidation preference but have no general voting rights. We have not issued any preference shares under this authorization. If issued, preference shares would be limited to one vote per share. Our total issued and outstanding preferred stock includes Dividend Equalization Preference (DEP) shares and Series J, K and L, which are presented in the table below, and Employee Stock Ownership Plan (ESOP) Cumulative Convertible Preferred Stock, which is presented in the table on the following page.

			December 31, 2010 and 2009
	Liquidation		Shares
	preference	Shares	issued and		Carrying
(in millions, except shares and liquidation preference per share)	per share	authorized	outstanding	Par value	value	Discount

DEP Shares
Dividend Equalization Preferred Shares	$10	97,000	96,546	$—	—	—
Series J (1)
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	3,968,000	3,968	3,200	768

Total		9,922,000	9,566,921	$9,470	8,071	1,399

(1)	Preferred shares qualify as Tier 1 capital.
     In addition to the preferred stock issued and outstanding described in the table above, at December 31, 2010, we have the following preferred stock authorized with no shares issued and outstanding:
•	Series A – Non-Cumulative Perpetual Preferred Stock, Series A, $100,000 liquidation preference per share, 25,001 shares authorized
•	Series B – Non-Cumulative Perpetual Preferred Stock, Series B, $100,000 liquidation preference per share, 17,501 shares authorized
•	Series G – 7.25% Class A Preferred Stock, Series G, $15,000 liquidation preference per share, 50,000 shares authorized
•	Series H – Floating Class A Preferred Stock, Series H, $20,000 liquidation preference per share, 50,000 shares authorized
•	Series I – 5.80% Fixed to Floating Class A Preferred Stock, Series I, $100,000 liquidation preference per share, 25,010 shares authorized
     We may issue preferred stock for Series A ( $2.5 billion in March 2013), Series B ( $1.8 billion in September 2013), and Series I ( $2.5 billion in March 2011) to unconsolidated wholly-owned trusts. The issuance of the preferred stock is contingent upon the sale of our income trust securities held by these trusts to third party investors. See Note 8 for additional information on our trust preferred security structures and Note 13 for information about our income trust notes. We have no commitment to issue Series G or H preferred stock.
     In December 2009, we redeemed the Series D Preferred Stock, which had been issued in October 2008 to the United States Department of the Treasury. We paid  $25.0 billion, which was equal to the liquidation preference of the stock. In connection with the redemption, we fully accreted the remaining discount at the time of redemption of  $1.9 billion.
ESOP CUMULATIVE CONVERTIBLE PREFERRED STOCK All shares of our ESOP Cumulative Convertible Preferred Stock (ESOP Preferred Stock) were issued to a trustee acting on behalf of the Wells Fargo & Company 401(k) Plan (the 401(k) Plan). Dividends on the ESOP Preferred Stock are cumulative from the date of initial issuance and are payable quarterly at annual rates based upon the year of issuance. Each share of ESOP Preferred Stock released from the unallocated reserve of the 401(k) Plan is converted into shares of our common stock based on the stated value of the ESOP Preferred Stock and the then current market price of our common stock. The ESOP Preferred Stock is also convertible at the option of the holder at any time, unless previously redeemed. We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a)  $1,000 per share plus accrued and unpaid dividends or (b) the fair market value, as defined in the Certificates of Designation for the ESOP Preferred Stock.

	Shares issued and outstanding			Carrying value			Adjustable
	December 31		,	December 31		,	dividend rate
(in millions, except shares)	2010	2009		2010	2009		Minimum	Maximum

ESOP Preferred Stock
$1,000 liquidation preference per share
2010	287,161	—		$287	—		9.50%	10.50
2008	104,854	120,289		105	120		10.50	11.50
2007	82,994	97,624		83	98		10.75	11.75
2006	58,632	71,322		59	71		10.75	11.75
2005	40,892	51,687		41	52		9.75	10.75
2004	26,815	36,425		27	37		8.50	9.50
2003	13,591	21,450		13	21		8.50	9.50
2002	3,443	11,949		3	12		10.50	11.50
2001	—	3,273		—	3		10.50	11.50

Total ESOP Preferred Stock (1)	618,382	414,019		$618	414

Unearned ESOP shares (2)				$(663)	(442)

(1)	At December 31, 2010 and December 31, 2009, additional paid-in capital included $45 million and $28 million, respectively, related to preferred stock.
(2)	We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.

Common Stock and Stock Plans	12 Months Ended
Dec. 31, 2010
Common Stock and Stock Plans [Abstract]
Common Stock and Stock Plans
Note 18: Common Stock and Stock Plans
Common Stock
 The following table presents our reserved, issued and authorized shares of common stock at December 31, 2010.

Number of shares

Dividend reinvestment and common stock purchase plans	8,791,078
Director plans	837,516
Stock plans (1)	667,226,530
Convertible securities and warrants	105,279,949

Total shares reserved	782,135,073
Shares issued	5,272,414,622
Shares not reserved	2,945,450,305

Total shares authorized	9,000,000,000

(1)	Includes employee options, restricted shares and restricted share rights, 401(k), profit sharing and compensation deferral plans.
     At December 31, 2010, we have warrants outstanding and exercisable to purchase 39,444,481 shares of our common stock with an exercise price of  $34.01 per share, expiring on October 28, 2018. These warrants were issued in connection with our participation in the TARP CPP.
Dividend Reinvestment and Common Stock Purchase Plans
Participants in our dividend reinvestment and common stock direct purchase plans may purchase shares of our common stock at fair market value by reinvesting dividends and/or making optional cash payments, under the plan’s terms.
Employee Stock Plans
 We offer the stock based employee compensation plans described below. We measure the cost of employee services received in exchange for an award of equity instruments, such as stock options, restricted share rights (RSRs) or performance shares, based on the fair value of the award on the grant date. The cost is normally recognized in our income statement over the vesting period of the award; awards with graded vesting are expensed on a straight line method. Awards that continue to vest after retirement are expensed over the shorter of the period of time between the grant date and the final vesting period or between the grant date and when a team member becomes retirement eligible; awards to team members who are retirement eligible at the grant date are subject to immediate expensing upon grant.
LONG-TERM INCENTIVE COMPENSATION PLANS Our Long Term Incentive Compensation Plan (LTICP) provides for awards of incentive and nonqualified stock options, stock appreciation rights, restricted shares, RSRs, performance share awards and stock awards without restrictions.
     During 2010 we granted RSRs and performance shares as our primary long-term incentive awards instead of stock options. Holders of RSRs are entitled to the related shares of common stock at no cost generally over three to five years after the RSRs were granted. Holders of RSRs may be entitled to receive additional RSRs (dividend equivalents) or cash payments equal to the cash dividends that would have been paid had the RSRs been issued and outstanding shares of common stock. RSRs granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying RSRs. RSRs generally continue to vest after retirement according to the original vesting schedule. Except in limited circumstances, RSRs are cancelled when employment ends.
     A target number of 1,602,336 and 949,000 performance shares were granted in 2010 and 2009, respectively, with a fair value of  $27.46 per share and  $27.09 per share, respectively. The final number of performance shares that will vest is subject to the achievement of specified performance criteria over a three-year period ending June 30, 2013 and December 31, 2012, for the 2010 and 2009 awards, respectively, and has a cap of 150% of the target number of performance shares. Holders of each vested performance share are entitled to the related shares of common stock at no cost. Performance shares continue to vest after retirement according to the original vesting schedule subject to satisfying the performance criteria and other vesting conditions. As of December 31, 2010, no performance shares were forfeited or vested and unrecognized compensation cost for unvested performance shares was  $18 million and is expected to be recognized over a weighted-average period of 2.2 years.
     Stock options must have an exercise price at or above fair market value (as defined in the plan) of the stock at the date of grant (except for substitute or replacement options granted in connection with mergers or other acquisitions) and a term of no more than 10 years. Except for options granted in 2004 and 2005, which generally vested in full upon grant, options generally become exercisable over three years beginning on the first anniversary of the date of grant. Except as otherwise permitted under the plan, if employment is ended for reasons other than retirement, permanent disability or death, the option exercise period is reduced or the options are cancelled.
     Options granted prior to 2004 may include the right to acquire a “reload” stock option. If an option contains the reload feature and if a participant pays all or part of the exercise price of the option with shares of stock purchased in the market or held by the participant for at least six months and, in either case, not used in a similar transaction in the last six months, upon exercise of the option, the participant is granted a new option to purchase at the fair market value of the stock as of the date of the reload, the number of shares of stock equal to the sum of the number of shares used in payment of the exercise price and a number of shares with respect to related statutory minimum withholding taxes. Reload grants are fully vested upon grant and are expensed immediately.
     Compensation expense for RSRs and performance shares is based on the quoted market price of the related stock at the grant date. Stock option expense is based on the fair value of the awards at the date of grant. The following table summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

	Year ended December 31			,
(in millions)	2010	2009	2008

RSRs	$252	3	3
Performance shares	66	21	—
Stock options	118	221	174

Total stock incentive compensation expense	$436	245	177

Related recognized tax benefit	$165	92	65

     A portion of annual bonus awards recognized during 2009 that are normally paid in cash was paid in our common stock as part of our agreement with the U.S. Treasury to repay our participation in the TARP CPP. The fair value of the stock that was issued was  $94 million and there were no vesting conditions or other restrictions on the stock. No annual bonus awards recognized during 2010 were paid in common stock.
     During 2009 the Board of Directors approved salary increases for certain executive officers that were paid, after taxes and other withholdings, in our common stock. In 2010 and 2009, respectively, 62,630 shares and 244,689 shares were issued for salary increases at an average fair value of  $27.44 and  $27.77, respectively. There are no restrictions on these shares because we repaid the TARP CPP investment in Wells Fargo in December 2009. No salary increases were paid in common stock after February 2010.
     For various acquisitions and mergers, we converted employee and director stock options of acquired or merged companies into stock options to purchase our common stock based on the terms of the original stock option plan and the agreed-upon exchange ratio. In addition, we converted restricted stock awards into awards that entitle holders to our stock after the vesting conditions are met. Holders receive cash dividends on outstanding awards if provided in the original award.
     The total number of shares of common stock available for grant under the plans at December 31, 2010, was 255 million.
PARTNERSHARES PLAN In 1996, we adopted the PartnerShares® Stock Option Plan, a broad-based employee stock option plan. It covers full- and part-time employees who generally were not included in the LTICP described above. No options have been granted under the plan since 2002, and as a result of action taken by the Board of Directors on January 22, 2008, no future awards will be granted under the plan. All of our PartnerShares Plan grants were fully vested as of December 31, 2007.
Director Plan
 We grant common stock and options to purchase common stock to non-employee directors elected or re-elected at the annual meeting of stockholders and prorated awards to directors who join the Board at any other time. The stock award vests immediately. Options granted in 2008 or earlier can be exercised after six months through the tenth anniversary of the grant date. Options granted prior to 2005 may include the right to acquire a “reload” stock option. Prior to 2009, stock awards and option grants were made to non-employee directors under the Directors Stock Compensation and Deferral Plan. As a result of action taken by the Board of Directors on September 30, 2008, stock awards and options granted in 2010 and 2009 were made under our LTICP; options granted to directors under the LTICP can be exercised after 12 months through the tenth anniversary of the grant date.
Restricted Share Rights
 A summary of the status of our RSRs and restricted share awards at December 31, 2010, and changes during 2010 is in the following table:

		Weighted-
		average
		grant-date
	Number	fair value

Nonvested at January 1, 2010	1,908,955	$23.62
Granted	22,364,160	27.29
Vested	(568,417)	27.21
Canceled or forfeited	(667,976)	27.59

Nonvested at December 31, 2010	23,036,722	26.98

     The weighted-average grant date fair value of RSRs granted during 2009 and 2008 was  $19.04 and  $29.68, respectively.
     At December 31, 2010, there was  $363 million of total unrecognized compensation cost related to nonvested RSRs. The cost is expected to be recognized over a weighted-average period of 4.0 years. The total fair value of RSRs that vested during 2010, 2009 and 2008 was  $15 million,  $2 million and  $1 million, respectively.
Stock Options
 The table below summarizes stock option activity and related information for the employee stock plans and the director plan. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Plans if originally issued under a director plan.

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Number	price	term (in yrs.)	(in millions)

Incentive compensation plans
Options outstanding as of December 31, 2009	344,371,676	$37.11
Granted	1,841,989	30.88
Canceled or forfeited	(13,129,540)	48.24
Exercised	(26,313,334)	19.44

Options outstanding as of December 31, 2010	306,770,791	38.11	5.1	$1,514

As of December 31, 2010:
Options exercisable and expected to be exercisable (1)	306,278,488	38.12	5.1	1,514
Options exercisable	238,094,894	43.85	4.3	625
PartnerShares Plan
Options outstanding as of December 31, 2009	16,865,597	24.33
Canceled or forfeited	(964,242)	23.48
Exercised	(7,426,810)	23.44

Options outstanding as of December 31, 2010	8,474,545	25.21	1.2	49

As of December 31, 2010:
Options exercisable and expected to be exercisable	8,474,545	25.21	1.2	49
Options exercisable	8,474,545	25.21	1.2	49
Director plans
Options outstanding as of December 31, 2009	853,633	28.53
Granted	24,684	30.43
Canceled or forfeited	(2,431)	30.86
Exercised	(78,022)	23.18

Options outstanding as of December 31, 2010	797,864	29.10	4.2	2

As of December 31, 2010:
Options exercisable and expected to be exercisable	797,864	29.10	4.2	2
Options exercisable	797,864	29.10	4.2	2

(1)	Adjusted for estimated forfeitures.
     As of December 31, 2010, there was  $71 million of unrecognized compensation cost related to stock options. That cost is expected to be recognized over a weighted-average period of 1.1 years. The total intrinsic value of options exercised during 2010, 2009 and 2008 was  $298 million,  $50 million and  $348 million, respectively.
     Cash received from the exercise of stock options for 2010, 2009 and 2008 was  $687 million,  $153 million and  $747 million, respectively.
     We do not have a specific policy on repurchasing shares to satisfy share option exercises. Rather, we have a general policy on repurchasing shares to meet common stock issuance requirements for our benefit plans (including share option exercises), conversion of our convertible securities, acquisitions and other corporate purposes. Various factors determine the amount and timing of our share repurchases, including our capital requirements, the number of shares we expect to issue for acquisitions and employee benefit plans, market conditions (including the trading price of our stock), and regulatory and legal considerations. These factors can change at any time, and there can be no assurance as to the number of shares we will repurchase or when we will repurchase them.
     The fair value of each option award granted on or after January 1, 2006, is estimated using a Black-Scholes valuation model. The expected term of non-reload options granted is generally based on the historical exercise behaviour of full-term options. Our expected volatilities are based on a combination of the historical volatility of our common stock and implied volatilities for traded options on our common stock. The risk-free rate is based on the U.S. Treasury zero-coupon yield curve in effect at the time of grant. Both expected volatility and the risk-free rates are based on a period commensurate with our expected term. For 2010 and 2009, the expected dividend is based on a fixed dividend amount. For 2008 the expected dividend was based on the current dividend, consideration of our historical pattern of dividend increases and the market price of our stock. We changed our method of estimating the expected dividend assumption from a yield approach to a fixed amount due to our participation in the TARP CPP during 2009, which restricted us from increasing our dividend without approval from the U.S. Treasury; although we repaid TARP in 2009, federal approval continues to be required under FRB Supervisory Letter 09-4, before we can increase our dividend. A dividend yield approach models a constant dividend yield, which was considered inappropriate given the restriction on our ability to increase dividends. See Note 3.
     The following table presents the weighted-average per share fair value of options granted and the assumptions used, based on a Black-Scholes option valuation model. Substantially all of the options granted in 2010 resulted from the reload feature.

	Year ended December 31			,
	2010	2009	2008

Per share fair value of options granted	$6.11	3.29	4.06
Expected volatility	44.3%	53.9	22.4
Expected dividends (yield)	—	—	4.1
Expected dividends	$0.20	0.33	—
Expected term (in years)	1.3	4.5	4.4
Risk-free interest rate	0.6%	1.8	2.7

Employee Stock Ownership Plan
 The Wells Fargo & Company 401(k) Plan (401(k) Plan) is a defined contribution plan with an Employee Stock Ownership Plan (ESOP) feature. Effective December 31, 2009, the Wachovia Savings Plan, which also had an ESOP feature, merged into the 401(k) Plan, and all of its shares of our common stock were transferred to the 401(k) Plan. The ESOP feature enables the 401(k) Plan to borrow money to purchase our preferred or common stock. From 1994 through 2008, and in 2010, we loaned money to the 401(k) Plan to purchase shares of our ESOP Preferred Stock. As our employer contributions are made to the 401(k) Plan and are used by the Plan to make ESOP loan payments, the ESOP Preferred Stock in the 401(k) Plan is released and converted into our common shares. Dividends on the common shares allocated as a result of the release and conversion of the ESOP Preferred Stock reduce retained earnings and the shares are considered outstanding for computing earnings per share. Dividends on the unallocated ESOP Preferred Stock do not reduce retained earnings, and the shares are not considered to be common stock equivalents for computing earnings per share. Loan principal and interest payments are made from our employer contributions to the 401(k) Plan, along with dividends paid on the ESOP Preferred Stock. With each principal and interest payment, a portion of the ESOP Preferred Stock is released and converted to common shares, which are allocated to the 401(k) Plan participants and invested in the 401(k) Plan’s ESOP Fund.
     The balance of common stock held in the ESOP fund, the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan and the fair value of unreleased ESOP Preferred Stock were:

	Shares outstanding
	December 31			,
(in millions, except shares)	2010	2009	2008

Allocated shares (common)	118,901,327	110,157,999	74,916,583
Unreleased shares (preferred)	618,382	414,019	519,900
Unreleased shares (common)	—	203,755	244,506
Fair value of unreleased ESOP Preferred shares	$618	414	520
Fair value of unreleased ESOP Common shares	—	5	7

	Dividends paid
	Year ended December 31			,
	2010	2009	2008

Allocated shares (common)	$23	45	100
Unreleased shares (preferred)	76	51	66

Deferred Compensation Plan for Independent Sales Agents
 WF Deferred Compensation Holdings, Inc. is a wholly-owned subsidiary of the Parent formed solely to sponsor a deferred compensation plan for independent sales agents who provide investment, financial and other qualifying services for or with respect to participating affiliates.
     The Nonqualified Deferred Compensation Plan for Independent Contractors, which became effective January 1, 2002, allows participants to defer all or part of their eligible compensation payable to them by a participating affiliate. The Parent has fully and unconditionally guaranteed the deferred compensation obligations of WF Deferred Compensation Holdings, Inc. under the plan.

Employee Benefits	12 Months Ended
Dec. 31, 2010
Employee Benefits and Other Expenses [Abstract]
Employee Benefits and Other Expenses
Note 19: Employee Benefits and Other Expenses
Pension and Postretirement Plans
 We sponsor a noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo; the benefits earned under the Cash Balance Plan were frozen effective July 1, 2009.
     On April 28, 2009, the Board of Directors approved amendments to freeze the benefits earned under the Wells Fargo qualified and supplemental Cash Balance Plans and the Wachovia Corporation Pension Plan, a cash balance plan that covered eligible employees of the legacy Wachovia Corporation, and to merge the Wachovia Pension Plan into the qualified Cash Balance Plan. These actions became effective on July 1, 2009.
     Prior to July 1, 2009, eligible employees’ cash balance plan accounts were allocated a compensation credit based on a percentage of their qualifying compensation. The compensation credit percentage was based on age and years of credited service. The freeze discontinues the allocation of compensation credit for services after June 30, 2009. Investment credits continue to be allocated to participants based on their accumulated balances. Employees become vested in their Cash Balance Plan accounts after completing three years of vesting service.
     Freezing and merging the above plans effective July 1, 2009, resulted in a re-measurement of the pension obligations and plan assets as of April 30, 2009. Freezing and re-measuring decreased the pension obligations by approximately  $945 million and decreased a cumulative loss in OCI by approximately  $725 million pre tax ( $456 million after tax) in second quarter 2009. The re-measurement resulted in a decrease in the fair value of plan assets of approximately  $150 million. We used a discount rate of 7.75% for the April 30, 2009, re-measurement based on our consistent methodology of determining our discount rate based on an established yield curve developed by our outside actuarial firm. This methodology incorporates a broad group of top quartile Aa or higher rated bonds.
     As a result of freezing our pension plans, we revised our amortization life for actuarial gains and losses from 5 years to 13 years to reflect the estimated average remaining participation period.
     These actions lowered pension cost by approximately  $500 million for 2009, including  $67 million of one-time curtailment gains.
     We did not make a contribution to our Cash Balance Plan in 2010. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2011; however, this is dependent on the finalization of the actuarial valuation. Our decision of whether to make a contribution in 2011 will be based on various factors including the actual investment performance of plan assets during 2011. Given these uncertainties, we cannot estimate at this time the amount, if any, that we will contribute in 2011 to the Cash Balance Plan. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments; we may contribute more to our postretirement benefit plans dependent on various factors.
     We provide health care and life insurance benefits for certain retired employees and reserve the right to terminate, modify or amend any of the benefits at any time.
     The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans.
     The changes in the projected benefit obligation of pension benefits and the accumulated benefit obligation of other benefits and the fair value of plan assets, the funded status and the amounts recognized in the balance sheet were:

	December 31					,
	2010			2009
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits

Change in benefit obligation:
Benefit obligation at beginning of year	$10,038	681	1,401	8,977	684	1,325
Service cost	5	—	13	210	8	13
Interest cost	554	37	78	595	43	83
Plan participants’ contributions	—	—	74	—	—	79
Curtailment (1)	—	—	—	(910)	(35)	—
Amendments	2	—	—	—	—	(54)
Actuarial loss (gain)	386	46	(5)	1,763	59	120
Benefits paid	(652)	(71)	(147)	(605)	(79)	(167)
Liability transfer	—	—	(17)	—	—	—
Foreign exchange impact	4	—	1	8	1	2

Benefit obligation at end of year	10,337	693	1,398	10,038	681	1,401

Change in plan assets:
Fair value of plan assets at beginning of year	9,112	—	376	7,863	—	368
Actual return on plan assets	1,163	—	33	1,842	—	48
Employer contribution	12	71	361	4	79	48
Plan participants’ contributions	—	—	74	—	—	79
Benefits paid	(652)	(71)	(147)	(605)	(79)	(167)
Foreign exchange impact	4	—	—	8	—	—

Fair value of plan assets at end of year	9,639	—	697	9,112	—	376

Funded status at end of year	$(698)	(693)	(701)	(926)	(681)	(1,025)

Amounts recognized in the balance sheet at end of year:
Liabilities	$(698)	(693)	(701)	(926)	(681)	(1,025)

(1)	On April 28, 2009, the Board of Directors approved amendments to freeze the benefits earned under the Wells Fargo qualified and supplemental Cash Balance Plans and the Wachovia Corporation Pension Plan, a cash balance plan that covered eligible employees of legacy Wachovia Corporation, and to merge the Wachovia Pension Plan into the qualified Cash Balance Plan.
     The accumulated benefit obligation for the defined benefit pension plans was  $11.0 billion and  $10.7 billion at December 31, 2010 and 2009, respectively.
     The following table provides information for pension plans with benefit obligations in excess of plan assets.

	December 31		,
(in millions)	2010	2009

Projected benefit obligation	$11,030	10,719
Accumulated benefit obligation	11,019	10,706
Fair value of plan assets	9,639	9,112

     The components of net periodic benefit cost were:

	December 31								,
	2010			2009			2008
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits

Service cost	$5	—	13	210	8	13	291	15	13
Interest cost	554	37	78	595	43	83	276	22	40
Expected return on plan assets	(717)	—	(29)	(643)	—	(29)	(478)	—	(41)
Amortization of net actuarial loss	105	3	1	194	2	3	1	13	1
Amortization of prior service cost	—	—	(4)	—	(1)	(3)	—	(5)	(4)
Curtailment loss (gain)	3	—	(4)	(32)	(33)	—	—	—	—

Net periodic benefit cost	(50)	40	55	324	19	67	90	45	9

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(59)	46	(9)	(346)	25	99	2,102	(16)	79
Amortization of net actuarial loss	(105)	(3)	(1)	(194)	(2)	(3)	(1)	(13)	(1)
Prior service cost	2	—	—	—	—	—	—	—	—
Amortization of prior service cost	—	—	4	—	1	3	—	5	4
Net loss (gain) in curtailment	(3)	—	4	32	33	—	—	—	—
Net gain on amendment	—	—	—	—	—	(54)	—	—	—
Translation adjustments	—	—	—	3	—	2	(5)	—	(4)

Total recognized in other comprehensive income	(165)	43	(2)	(505)	57	47	2,096	(24)	78

Total recognized in net periodic benefit cost and other comprehensive income	$(215)	83	53	(181)	76	114	2,186	21	87

     Amounts recognized in accumulated OCI (pre tax) consist of:

	December 31						,
	2010			2009
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits

Net actuarial loss	$1,672	113	135	1,836	70	140
Net prior service credit	—	—	(30)	1	—	(34)
Net transition obligation	—	—	1	—	—	2
Translation adjustments	1	—	—	1	—	—

Total	$1,673	113	106	1,838	70	108

     We generally amortize net actuarial gain or loss in excess of a 5% corridor from accumulated OCI into net periodic pension cost over the next 13 years. The net actuarial loss for the defined benefit pension plans that will be amortized from accumulated OCI into net periodic benefit cost in 2011 is  $92 million. The net prior service credit for the other post retirement plans that will be amortized from accumulated OCI into net periodic benefit cost in 2011 is  $3 million.
Plan Assumptions
 The weighted-average discount rate used to determine the projected benefit obligation for pension benefits (qualified and nonqualified) and other postretirement benefits was 5.25% and 5.75% for year ended December 31, 2010 and 2009, respectively. We use a consistent methodology to determine the discount rate that is based on an established yield curve methodology. This methodology incorporates a broad group of top quartile Aa or higher rated bonds consisting of approximately 100-150 bonds. The discount rate is determined by matching this yield curve with the timing and amounts of the expected benefit payments for our plans.
The weighted-average assumptions used to determine the net periodic benefit cost were:

	December 31						,
	2010		2009		2008
	Pension	Other	Pension	Other	Pension	Other
	benefits (1)	benefits	benefits (1)	benefits	benefits (1)	benefits

Discount rate (2)	5.75%	5.75	7.42	6.75	6.25	6.25
Expected return on plan assets	8.25	8.25	8.75	8.75	8.75	8.75
Rate of compensation increase	—	—	4.0	—	4.0	—

(1)	Includes both qualified and nonqualified pension benefits.
(2)	Due to the freeze of the Wells Fargo qualified and supplemental Cash Balance Plans and the Wachovia Corporation Pension Plan, the discount rate for the 2009 pension benefits was the weighted average of 6.75% from January through April and 7.75% from May through December.
     Our determination of the reasonableness of our expected long-term rate of return on plan assets is highly quantitative by nature. We evaluate the current asset allocations and expected returns under two sets of conditions: projected returns using several forward-looking capital market assumptions, and historical returns for the main asset classes dating back to 1970, the earliest period for which historical data was readily available as of a common time frame for the asset classes included. Using data dating back to 1970 allows us to capture multiple economic environments, which we believe is relevant when using historical returns. We place greater emphasis on the forward-looking return and risk assumptions than on historical results. We use the resulting projections to derive a base line expected rate of return and risk level for the Cash Balance Plans’ prescribed asset mix. We then adjust the baseline projected returns for items not already captured, including the anticipated return differential from active over passive investment management and the estimated impact of an asset allocation methodology that allows for established deviations from the specified target allocations when a compelling opportunity exists.
     We evaluate the portfolio based on: (1) the established target asset allocations over short term (one-year) and longer term (ten-year) investment horizons, and (2) the range of potential outcomes over these horizons within specific standard deviations. We perform the above analyses to assess the reasonableness of our expected long-term rate of return on plan assets. We consider the expected rate of return to be a long-term average view of expected returns. The expected rate of return would be assessed for significant long-term changes in economic conditions or in planned portfolio composition.
     To account for postretirement health care plans we use health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation we assume average annual increases of approximately 8.0% for health care costs in 2011. This rate is assumed to trend down 0.25% per year until the trend rate reaches an ultimate rate of 5.0% in 2023. The 2010 periodic benefit cost was determined using initial annual trend rates of 8.5% (before age 65) and 8.0% (after age 65). These rates were assumed to decrease 0.5% per year until they reached ultimate rates of 5% in 2017 (before age 65) and 2016 (after age 65). Increasing the assumed health care trend by one percentage point in each year would increase the benefit obligation as of December 31, 2010, by  $80 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2010 by  $5 million. Decreasing the assumed health care trend by one percentage point in each year would decrease the benefit obligation as of December 31, 2010, by  $71 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2010 by  $4 million.
Investment Strategy and Asset Allocation
 We seek to achieve the expected long-term rate of return with a prudent level of risk given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with a balance of long-term growth opportunities and short-term benefit strategies while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies. We target the asset allocation for our Cash Balance Plan at a target mix range of 35-65% equities, 30-50% fixed income, and approximately 10-15% in real estate, venture capital, private equity and other investments. The target ranges referenced above account for the employment of an asset allocation methodology designed to overweight stocks or bonds when a compelling opportunity exists. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.
     The investment strategy for assets held in the Retiree Medical Plan Voluntary Employees’ Beneficiary Association (VEBA) trust is established separately from the strategy for the assets in the Cash Balance Plan. The general target asset mix is 45-65% equities and 35-55% fixed income. In addition, the strategy for the VEBA trust assets considers the effect of income taxes by utilizing a combination of variable annuity and low turnover investment strategies. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.
Projected Benefit Payments
 Future benefits that we expect to pay under the pension and other benefit plans are presented in the following table. Other benefits payments are expected to be reduced by prescription drug subsidies from the federal government provided by the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

	Pension benefits		Other benefits
		Non-	Future	Subsidy
(in millions)	Qualified	qualified	benefits	receipts

Year ended December 31,
2011	$867	77	107	13
2012	846	68	110	14
2013	813	64	113	15
2014	807	63	116	16
2015	801	58	119	10
2016-2020	3,682	293	602	51

Fair Value of Plan Assets
 The following table presents the balances of pension plan assets and other benefit plan assets measured at fair value. Other benefit plan assets include assets held in a 401(h) trust, which are invested using the same asset allocation targets as the Cash Balance Plan, and assets held in a VEBA trust. See Note 16 for fair value hierarchy level definitions.

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

December 31, 2010
Cash and cash equivalents	$47	488	—	535	2	252	—	254
Intermediate (core) fixed income (1)	297	1,964	10	2,271	10	109	—	119
High-yield fixed income	1	406	1	408	—	14	—	14
International fixed income	—	263	—	263	—	8	—	8
Specialty fixed income	—	95	—	95	—	3	—	3
Domestic large-cap stocks (2)	1,323	867	4	2,194	43	40	—	83
Domestic mid-cap stocks	263	129	—	392	9	20	—	29
Domestic small-cap stocks (3)	851	37	—	888	28	20	—	48
International stocks (4)	948	403	6	1,357	31	46	—	77
Emerging market stocks	—	700	—	700	—	23	—	23
Real estate/timber (5)	105	—	360	465	3	—	12	15
Multi-strategy hedge funds (6)	—	—	313	313	—	—	10	10
Private equity	—	—	112	112	—	—	4	4
Other	—	31	41	72	—	2	22	24

Total plan investments	$3,835	5,383	847	10,065	126	537	48	711

Payable upon return of securities loaned				(145)				(5)
Net receivables (payables)				(281)				(9)

Total plan assets				$9,639				697

December 31, 2009
Cash and cash equivalents	$52	515	—	567	2	38	—	40
Intermediate (core) fixed income (1)	277	1,827	9	2,113	9	95	—	104
High-yield fixed income	2	481	—	483	—	12	—	12
International fixed income	—	376	—	376	—	3	—	3
Specialty fixed income	—	76	—	76	—	2	—	2
Domestic large-cap stocks (2)	1,046	630	5	1,681	40	30	—	70
Domestic mid-cap stocks	205	103	—	308	7	16	—	23
Domestic small-cap stocks (3)	867	126	—	993	18	16	—	34
International stocks (4)	354	890	1	1,245	11	39	—	50
Emerging market stocks	—	653	—	653	—	14	—	14
Real estate/timber (5)	78	—	353	431	2	—	4	6
Multi-strategy hedge funds (6)	—	—	339	339	—	—	5	5
Private equity	—	1	83	84	—	—	2	2
Other	—	25	46	71	—	—	21	21

Total plan investments	$2,881	5,703	836	9,420	89	265	32	386

Payable upon return of securities loaned				(320)				(10)
Net receivables (payables)				12				—

Total plan assets				$9,112				376

(1)	This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.
(2)	This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across ten unique investment strategies. For December 31, 2010 and 2009, respectively, approximately 33% and 40% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor’s 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.
(3)	This category consists of a highly diversified combination of six distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are primarily spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.
(4)	This category includes assets diversified across nine unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.
(5)	This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).
(6)	This category consists of several investment strategies diversified over 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.
The changes in Level 3 pension plan and other benefit plan assets measured at fair value are summarized as follows:

				Purchases ,
				sales ,
	Balance			issuances	Transfers	Balance
	beginning	Gains (losses)		and	into	end of
(in millions)	of year	Realized	Unrealized (1)	settlements (net)	Level 3	year

Year ended December 31, 2010
Pension plan assets
Intermediate (core) fixed income	$9	—	2	(3)	2	10
High-yield fixed income	—	—	—	1	—	1
Domestic large-cap stocks	5	—	1	(2)	—	4
International stocks	1	—	2	3	—	6
Real estate/timber	353	(6)	8	5	—	360
Multi-strategy hedge funds	339	6	12	(44)	—	313
Private equity	83	1	10	18	—	112
Other	46	9	(1)	(13)	—	41

	$836	10	34	(35)	2	847

Other benefits plan assets
Real estate/timber	$4	(7)	10	5	—	12
Multi-strategy hedge funds	5	(1)	(3)	9	—	10
Private equity	2	—	1	1	—	4
Other	21	(1)	—	2	—	22

	$32	(9)	8	17	—	48

Year ended December 31, 2009
Pension plan assets
Intermediate (core) fixed income	$5	—	1	3	—	9
High-yield fixed income	6	(5)	—	(1)	—	—
Domestic large-cap stocks	1	—	1	3	—	5
International stocks	—	—	—	1	—	1
Real estate/timber	433	1	(161)	80	—	353
Multi-strategy hedge funds	310	1	36	(8)	—	339
Private equity	88	—	(2)	(3)	—	83
Other	41	—	(5)	10	—	46

	$884	(3)	(130)	85	—	836

Other benefits plan assets
Real estate/timber	$4	—	(1)	1	—	4
Multi-strategy hedge funds	3	—	1	1	—	5
Private equity	2	—	—	—	—	2
Other	20	—	—	1	—	21

	$29	—	—	3	—	32

(1)	All unrealized gains (losses) relate to instruments held at period end.
VALUATION METHODOLOGIES Following is a description of the valuation methodologies used for assets measured at fair value.
Cash and Cash Equivalents – includes highly liquid government securities such as U.S. Treasuries. Also includes investments in collective investment funds valued at fair value based upon the quoted market values of the underlying net assets. The unit price is quoted on a private market that is not active; however, the unit price is based on underlying investments traded on an active market.
Intermediate (Core), High-Yield, International and Specialty Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, discounted cash flow analyses using significant inputs observable in the market where available or combination of multiple valuation techniques. Also includes investments in collective investment funds and government securities described above.
Domestic, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. Investments in registered investment companies are valued at the NAV of shares held at year end. Also includes investments in collective investment funds described above.
Real Estate and Timber – the fair value of real estate and timber is estimated based primarily on appraisals prepared by third-party appraisers. Market values are estimates and the actual market price of the real estate can only be determined by negotiation between independent third parties in a sales transaction. Also includes investments in exchange-traded equity securities described above.
Multi-Strategy Hedge Funds and Private Equity – the fair values of hedge funds are valued based on the proportionate share of the underlying net assets of the investment funds that comprise the fund, based on valuations supplied by the underlying investment funds. Investments in private equity funds are valued at the NAV provided by the fund sponsor. Market values are estimates and the actual market price of the investments can only be determined by negotiation between independent third parties in a sales transaction.
Other – the fair values of miscellaneous investments are valued at the NAV provided by the fund sponsor. Market values are estimates and the actual market price of the investments can only be determined by negotiation between independent third parties in a sales transaction. Also includes insurance contracts that are generally stated at cash surrender value.
     The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Defined Contribution Retirement Plans
 We sponsor a defined contribution retirement plan named the Wells Fargo & Company 401(k) Plan (401(k) Plan). The Wachovia Savings Plan was merged with the 401(k) Plan effective December 31, 2009. We also have a frozen defined contribution plan resulting from a company acquired by Wachovia; no contributions are permitted to this frozen plan which will merge with the 401(k) Plan on June 30, 2011. Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, although there may be a lower limit for certain highly compensated employees in order to maintain the qualified status of the 401(k) Plan. Eligible employees who complete one year of service are eligible for company matching contributions, which are generally a 100% match up to 6% of an employee’s certified compensation. Effective January 1, 2010, previous and future matching contributions are 100% vested for active participants.
     In 2009, the 401(k) Plan was amended to permit us to make discretionary profit sharing contributions. Based on 2010 and 2009 earnings, we committed to make a contribution in shares of common stock to eligible employees’ 401(k) Plan accounts equaling 2% and 1% of certified compensation, respectively, which resulted in recognizing  $316 million and  $150 million of defined contribution retirement plan expense recorded in 2010 and 2009, respectively. Total defined contribution retirement plan expenses were  $1,092 million,  $862 million and  $411 million in 2010, 2009 and 2008, respectively.
Other Expenses
 Expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements were:

	Year ended December 31			,
(in millions)	2010	2009	2008

Outside professional services	$2,370	1,982	847
Contract services	1,642	1,088	407
Foreclosed assets	1,537	1,071	414
Operating losses	1,258	875	142
Outside data processing	1,046	1,027	480
Postage, stationery and supplies	944	933	556
Insurance	464	845	725

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
Note 20: Income Taxes
The components of income tax expense were:

	Year ended December 31		,
(in millions)	2010	2009	2008

Current:
Federal	$1,425	(3,952)	2,043
State and local	548	(334)	171
Foreign	78	164	30

Total current	2,051	(4,122)	2,244

Deferred:
Federal	4,060	8,709	(1,506)
State and local	211	794	—
Foreign	16	(50)	(136)

Total deferred	4,287	9,453	(1,642)

Total	$6,338	5,331	602

     Our net deferred tax asset (liability) and the tax effects of temporary differences that gave rise to significant portions of these deferred tax assets and liabilities are presented in the following table.

	Year ended December 31	,
(in millions)	2010	2009

Deferred tax assets
Allowance for loan losses	$8,157	9,178
Deferred compensation and employee benefits	3,473	3,026
Accrued expenses, deductible when paid	1,989	2,235
PCI loans	4,933	8,645
Basis difference in investments	2,598	208
Net operating loss and tax credit carry forwards	1,514	3,370
Other	1,891	1,706

Total deferred tax assets	24,555	28,368

Deferred tax assets valuation allowance	(711)	(827)

Deferred tax liabilities
Mortgage servicing rights	(8,020)	(8,073)
Leasing	(3,703)	(3,439)
Mark to market, net	(5,161)	(4,853)
Intangible assets	(3,322)	(5,567)
Net unrealized gains on securities available for sale	(3,243)	(2,079)
Other	(2,875)	(318)

Total deferred tax liabilities	(26,324)	(24,329)

Net deferred tax asset (liability)	$(2,480)	3,212

     Deferred taxes related to net unrealized gains (losses) on securities available for sale, net unrealized gains (losses) on derivatives, foreign currency translation, and employee benefit plan adjustments are recorded in cumulative OCI (see Note 22–OCI). These associated adjustments decreased OCI by  $1.3 billion.
     We have determined that a valuation reserve is required for 2010 in the amount of  $711 million primarily attributable to deferred tax assets in various state and foreign jurisdictions where we believe it is more likely than not that these deferred tax assets will not be realized. In these jurisdictions, carry back limitations, lack of sources of taxable income, and tax planning strategy limitations contributed to our conclusion that the deferred tax assets would not be realizable. We have concluded that it is more likely than not that the remaining deferred tax assets will be realized based on our history of earnings, sources of taxable income in carry back periods, and our ability to implement tax planning strategies.
     At December 31, 2010, we had net operating loss and credit carry forwards with related deferred tax assets of  $1.4 billion and  $128 million, respectively. If these carry forwards are not utilized, they will expire in varying amounts through 2030.
     At December 31, 2010, we had undistributed foreign earnings of  $1.6 billion related to foreign subsidiaries. We intend to reinvest these earnings indefinitely outside the U.S. and accordingly have not provided  $508 million of income tax liability on these earnings.
     The following table reconciles the statutory federal income tax expense and rate to the effective income tax expense and rate. Effective January 1, 2009, we adopted new accounting guidance that changed the way noncontrolling interests are presented in the income statement such that the consolidated income statement includes amounts from both Wells Fargo interests and the noncontrolling interests. As a result, our effective tax rate is calculated by dividing income tax expense by income before income tax expense less the net income from noncontrolling interests.

	December 31					,
	2010		2009		2008
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate

Statutory federal income tax expense and rate	$6,545	35.0%	$6,162	35.0%	$1,140	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	586	3.1	468	2.7	94	2.9
Tax-exempt interest	(283)	(1.5)	(260)	(1.5)	(130)	(4.0)
Excludable dividends	(258)	(1.3)	(253)	(1.4)	(186)	(5.7)
Other deductible dividends	(33)	(0.2)	(29)	(0.2)	(71)	(2.2)
Tax credits	(577)	(3.1)	(533)	(3.0)	(266)	(8.2)
Life insurance	(223)	(1.2)	(257)	(1.5)	(67)	(2.0)
Leveraged lease tax expense	461	2.5	400	2.3	—	—
Other	120	0.6	(367)	(2.1)	88	2.7

Effective income tax expense and rate	$6,338	33.9%	$5,331	30.3%	$602	18.5%

     Income tax expense for 2010 increased primarily due to the new health care legislation and to fewer favorable settlements with tax authorities.
     The change in unrecognized tax benefits follows:

	Year ended
	December 31	,
(in millions)	2010	2009

Balance at beginning of year	$4,921	7,521
Additions:
For tax positions related to the current year	579	438
For tax positions related to prior years	301	898
For tax positions from business combinations (1)	—	6
Reductions:
For tax positions related to prior years	(111)	(834)
Lapse of statute of limitations	(148)	(75)
Settlements with tax authorities	(42)	(3,033)

Balance at end of year	$5,500	4,921

(1)	Unrecognized tax benefits from the Wachovia acquisition.
     Of the  $5.5 billion of unrecognized tax benefits at December 31, 2010, approximately  $3.1 billion would, if recognized, affect the effective tax rate. The remaining  $2.4 billion of unrecognized tax benefits relates to income tax positions on temporary differences.
     We recognize interest and penalties as a component of income tax expense. We accrued approximately  $870 million and  $771 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively. A net expense from interest expense and penalties expense of  $45 million (after tax) for 2010 and a net benefit from interest income and penalties expense of  $72 million (after tax) for 2009 was recognized as a component of income tax expense.
     During 2009, we and the IRS executed settlement agreements in accordance with the IRS’s settlement initiative related to certain leverage leases that the IRS considers sale-in, lease-out (SILO) transactions. These settlement agreements resolved the SILO transactions originally entered into by Wachovia and reduced our tax exposure on our overall SILO portfolio by approximately 90%. As a result of this resolution, our unrecognized tax benefits decreased  $2.7 billion in 2009.
     We are subject to U.S. federal income tax as well as income tax in numerous state and foreign jurisdictions. With few exceptions, Wells Fargo and its subsidiaries are not subject to federal income tax examinations for taxable years prior to 2007, and state, local and foreign income tax examinations for taxable years prior to 2006. Wachovia Corporation and its subsidiaries, with few exceptions, are no longer subject to federal income tax examinations for taxable years prior to 2006, and state, local and foreign income tax examinations for taxable years prior to 2003.
     We are routinely examined by tax authorities in various jurisdictions. The IRS is examining the 2007 and 2008 consolidated federal income tax returns of Wells Fargo & Company and its Subsidiaries. We are also litigating or appealing various issues related to our prior IRS examinations for the periods 1997-2006. We have paid the IRS the contested income tax associated with these issues and refund claims have been filed for the respective years. The IRS is also examining the consolidated federal income tax returns of Wachovia and its Subsidiaries for tax years 2006 through 2008. We are appealing various issues related to Wachovia’s federal 2003 through 2005 tax years. In addition, we are currently subject to examination by various state, local and foreign taxing authorities. While it is possible that one or more of these examinations may be resolved within the next twelve months, we do not anticipate that there will be a significant impact to our unrecognized tax benefits as a result of these examinations.
     In September 2006, we filed a federal tax refund suit in the U.S. Court of Federal Claims related to certain leveraged lease transactions, which the IRS considers SILO transactions that we entered into between 1997 and 2002. On February 19, 2010, the Court of Federal Claims entered an adverse judgment, and on April 15, 2010, we filed a Notice of Appeal to the U.S. Court of Appeals for the Federal Circuit. Oral argument was heard on December 7, 2010, and we expect a decision sometime during 2011. There will be no adverse financial statement impact if the Court of Appeals affirms the judgment of the Court of Federal Claims.
     We estimate that our unrecognized tax benefits could decrease by between  $100 million and  $500 million during the next 12 months primarily related to statute expirations and settlements.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2010
Earnings Per Common Share [Abstract]
Earnings Per Common Share
Note 21: Earnings Per Common Share
The table below shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations.

		Year ended December 31			,
(in millions, except per share amounts)		2010	2009	2008

Wells Fargo net income		$12,362	12,275	2,655
Less:	Preferred stock dividends and accretion and other (1)	730	4,285	286

Wells Fargo net income applicable to common stock (numerator)		$11,632	7,990	2,369

Earnings per common share
Average common shares outstanding (denominator)		5,226.8	4,545.2	3,378.1
Per share		$2.23	1.76	0.70

Diluted earnings per common share
Average common shares outstanding		5,226.8	4,545.2	3,378.1
Add:	Stock Options	28.3	17.2	13.1
	Restricted share rights	8.0	0.3	0.1

Diluted average common shares outstanding (denominator)		5,263.1	4,562.7	3,391.3

Per share		$2.21	1.75	0.70

(1)	Includes Series J, K and L preferred stock dividends of $737 million, $804 million and $67 million for the year ended 2010, 2009 and 2008, respectively. Also includes $3.5 billion and $219 million in 2009 and 2008, respectively, for Series D Preferred Stock, which was redeemed in 2009. In conjunction with the redemption, we accelerated accretion of the remaining discount of $1.9 billion. See Note 17 for additional information.
     The following table presents the outstanding options and warrants to purchase shares of common stock that were anti-dilutive (the exercise price was higher than the weighted-average market price), and therefore not included in the calculation of diluted earnings per common share.

	Weighted-average shares
	Year ended December 31			,
(in millions)	2010	2009	2008

Options	212.1	247.2	169.3
Warrants	66.9	110.3	25.4

Other Comprehensive Income	12 Months Ended
Dec. 31, 2010
Other Comprehensive Income [Abstract]
Other Comprehensive Income
Note 22: Other Comprehensive Income
The components of other comprehensive income (OCI) and the related tax effects were:

	Year ended December 31								,
	2010			2009			2008
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
(in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax

Translation adjustments	$71	(26)	45	118	(45)	73	(93)	35	(58)

Securities available for sale:
Net unrealized gains (losses) arising during the year	2,611	(1,134)	1,477	15,998	(5,972)	10,026	(10,552)	3,960	(6,592)
Reclassification of gains (losses) included in net income	77	(29)	48	(349)	129	(220)	(29)	11	(18)

Net unrealized gains (losses) arising during the year	2,688	(1,163)	1,525	15,649	(5,843)	9,806	(10,581)	3,971	(6,610)

Derivatives and hedging activities:
Net unrealized gains arising during the year	750	(282)	468	193	(86)	107	955	(363)	592
Reclassification of net gains on cash flow hedges included in net income	(613)	234	(379)	(531)	203	(328)	(252)	96	(156)

Net unrealized gains (losses) arising during the year	137	(48)	89	(338)	117	(221)	703	(267)	436

Defined benefit pension plans:
Net actuarial gain (loss)	20	(9)	11	222	(73)	149	(2,165)	799	(1,366)
Amortization of net actuarial loss and prior service cost included in net income	104	(45)	59	184	(60)	124	6	(2)	4

Net gains (losses) arising during the year	124	(54)	70	406	(133)	273	(2,159)	797	(1,362)

Other comprehensive income	$3,020	(1,291)	1,729	15,835	(5,904)	9,931	(12,130)	4,536	(7,594)

Cumulative OCI balances were:

					Cumulative
			Derivatives	Defined	other
		Securities	and	benefit	compre-
	Translation	available	hedging	pension	hensive
(in millions)	adjustments	for sale	activities	plans	income

Balance, December 31, 2007	$52	398	435	(160)	725
Net change	(58)	(6,610)	436	(1,362)	(7,594)

Balance, December 31, 2008	(6)	(6,212)	871	(1,522)	(6,869)
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities	—	(53)	—	—	(53)
Net change	73	9,806	(221)	273	9,931

Balance, December 31, 2009	67	3,541	650	(1,249)	3,009
Net change	45	1,525	89	70	1,729

Balance, December 31, 2010	$112	5,066	739	(1,179)	4,738

Operating Segments	12 Months Ended
Dec. 31, 2010
Operating Segments [Abstract]
Operating Segments
Note 23: Operating Segments
We have three operating segments for management reporting: Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement. The results for these operating segments are based on our management accounting process, for which there is no comprehensive, authoritative guidance equivalent to GAAP for financial accounting. The management accounting process measures the performance of the operating segments based on our management structure and is not necessarily comparable with similar information for other financial services companies. We define our operating segments by product type and customer segment. If the management structure and/or the allocation process changes, allocations, transfers and assignments may change. In first quarter 2010, we conformed certain funding and allocation methodologies of legacy Wachovia to those of Wells Fargo; in addition, integration expense related to mergers other than the Wachovia merger is now included in segment results. In fourth quarter 2010, we aligned certain lending businesses into Wholesale Banking from Community Banking to reflect our previously announced restructuring of Wells Fargo Financial. Prior periods have been revised to reflect these changes.
Community Banking offers a complete line of diversified financial products and services to consumers and small businesses with annual sales generally up to  $20 million in which the owner generally is the financial decision maker. Community Banking also offers investment management and other services to retail customers and securities brokerage through affiliates. These products and services include the Wells Fargo Advantage FundsSM, a family of mutual funds. Loan products include lines of credit, auto floor plan lines, equity lines and loans, equipment and transportation loans, education loans, origination and purchase of residential mortgage loans and servicing of mortgage loans and credit cards. Other credit products and financial services available to small businesses and their owners include equipment leases, real estate and other commercial financing, Small Business Administration financing, venture capital financing, cash management, payroll services, retirement plans, Health Savings Accounts, credit cards, and merchant payment processing. Community Banking also purchases sales finance contracts from retail merchants throughout the United States and directly from auto dealers in Puerto Rico. Consumer and business deposit products include checking accounts, savings deposits, market rate accounts, Individual Retirement Accounts, time deposits and debit cards.
     Community Banking serves customers through a complete range of channels, including traditional banking stores, in-store banking centers, business centers, ATMs, Online and Mobile Banking, and Wells Fargo Customer Connection, a 24-hours a day, seven days a week telephone service.
Wholesale Banking provides financial solutions to businesses across the United States with annual sales generally in excess of  $20 million and to financial institutions globally. Wholesale Banking provides a complete line of commercial, corporate, capital markets, cash management and real estate banking products and services. These include traditional commercial loans and lines of credit, letters of credit, asset-based lending, equipment leasing, international trade facilities, trade financing, collection services, foreign exchange services, treasury management, investment management, institutional fixed-income sales, interest rate, commodity and equity risk management, online/electronic products such as the Commercial Electronic Office® (CEO®) portal, insurance, corporate trust fiduciary and agency services, and investment banking services. Wholesale Banking manages customer investments through institutional separate accounts and mutual funds, including the Wells Fargo Advantage Funds and Wells Capital Management. Wholesale Banking also supports the CRE market with products and services such as construction loans for commercial and residential development, land acquisition and development loans, secured and unsecured lines of credit, interim financing arrangements for completed structures, rehabilitation loans, affordable housing loans and letters of credit, permanent loans for securitization, CRE loan servicing and real estate and mortgage brokerage services.
Wealth, Brokerage and Retirement provides a full range of financial advisory services to clients using a planning approach to meet each client’s needs. Wealth Management provides affluent and high net worth clients with a complete range of wealth management solutions, including financial planning, private banking, credit, investment management and trust. Family Wealth meets the unique needs of ultra high net worth customers. Brokerage serves customers’ advisory, brokerage and financial needs as part of one of the largest full-service brokerage firms in the United States. Retirement is a national leader in providing institutional retirement and trust services (including 401(k) and pension plan record keeping) for businesses, retail retirement solutions for individuals, and reinsurance services for the life insurance industry.
Other includes corporate items (such as integration expenses related to the Wachovia merger) not specific to a business segment and elimination of certain items that are included in more than one business segment.

			Wealth	,
			Brokerage
	Community	Wholesale	and			Consolidated
(income/expense in millions, average balances in billions)	Banking	Banking	Retirement		Other (1)	Company

2010
Net interest income (2)	$31,864	11,495	2,707		(1,309)	44,757
Provision for credit losses	13,807	1,920	334		(308)	15,753
Noninterest income	22,834	10,721	9,023		(2,125)	40,453
Noninterest expense	30,073	11,267	9,768		(652)	50,456

Income (loss) before income tax expense (benefit)	10,818	9,029	1,628		(2,474)	19,001
Income tax expense (benefit)	3,425	3,237	616		(940)	6,338

Net income (loss) before noncontrolling interests	7,393	5,792	1,012		(1,534)	12,663
Less: Net income from noncontrolling interests	275	19	7		—	301

Net income (loss) (3)	$7,118	5,773	1,005		(1,534)	12,362

2009
Net interest income (2)	$34,799	10,218	2,407		(1,100)	46,324
Provision for credit losses	17,866	3,648	460		(306)	21,668
Noninterest income	25,699	10,363	8,358		(2,058)	42,362
Noninterest expense	29,956	10,771	9,426		(1,133)	49,020

Income (loss) before income tax expense (benefit)	12,676	6,162	879		(1,719)	17,998
Income tax expense (benefit)	3,449	2,211	324		(653)	5,331

Net income (loss) before noncontrolling interests	9,227	3,951	555		(1,066)	12,667
Less: Net income from noncontrolling interests	339	27	26		—	392

Net income (loss) (3)	$8,888	3,924	529		(1,066)	12,275

2008
Net interest income (2)	$20,492	4,564	642		(555)	25,143
Provision for credit losses	14,822	1,157	299		(299)	15,979
Noninterest income	12,298	3,785	1,834		(1,183)	16,734
Noninterest expense	16,429	5,375	1,986		(1,192)	22,598

Income (loss) before income tax expense (benefit)	1,539	1,817	191		(247)	3,300
Income tax expense (benefit)	202	421	73		(94)	602

Net income (loss) before noncontrolling interests	1,337	1,396	118		(153)	2,698
Less: Net income from noncontrolling interests	32	11	—		—	43

Net income (loss) (3)	$1,305	1,385	118		(153)	2,655

2010
Average loans	$530.1	230.5	43.0		(33.0)	770.6
Average assets	773.0	373.2	139.3		(58.6)	1,226.9
Average core deposits	536.4	170.0	121.2		(55.6)	772.0
2009
Average loans	$552.7	260.2	45.7		(35.8)	822.8
Average assets	806.1	383.2	127.9		(54.8)	1,262.4
Average core deposits	552.8	147.3	114.2		(51.8)	762.5

(1)	Includes Wachovia integration expenses and the elimination of items that are included in both Community Banking and Wealth, Brokerage and Retirement, largely representing services and products for wealth management customers provided in Community Banking stores.
(2)	Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.
(3)	Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement segments and Wells Fargo net income for the consolidated company.

Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2010
Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Financial Statements
Note 24: Condensed Consolidating Financial Statements
Following are the condensed consolidating financial statements of the Parent and Wells Fargo Financial, Inc. and its owned subsidiaries (WFFI). In 2002, the Parent issued a full and unconditional guarantee of all outstanding term debt securities and commercial paper of WFFI. WFFI ceased filing periodic reports under the Securities Exchange Act of 1934 and is no longer a separately rated company. The Parent also guaranteed all outstanding term debt securities of Wells Fargo Financial Canada Corporation (WFFCC), WFFI’s wholly owned Canadian subsidiary. WFFCC has continued to issue term debt securities and commercial paper in Canada, unconditionally guaranteed by the Parent.
Condensed Consolidating Statement of Income

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company

Year ended December 31, 2010
Dividends from subsidiaries:
Bank	$12,896	—	—	(12,896)	—
Nonbank	21	—	—	(21)	—
Interest income from loans	—	2,674	37,404	(318)	39,760
Interest income from subsidiaries	1,375	—	14	(1,389)	—
Other interest income	304	116	12,616	—	13,036

Total interest income	14,596	2,790	50,034	(14,624)	52,796

Deposits	—	—	2,832	—	2,832
Short-term borrowings	277	46	586	(817)	92
Long-term debt	2,910	963	1,905	(890)	4,888
Other interest expense	2	—	225	—	227

Total interest expense	3,189	1,009	5,548	(1,707)	8,039

Net interest income	11,407	1,781	44,486	(12,917)	44,757
Provision for credit losses	—	1,064	14,689	—	15,753

Net interest income after provision for credit losses	11,407	717	29,797	(12,917)	29,004

Noninterest income
Fee income – nonaffiliates	—	107	23,385	—	23,492
Other	363	145	17,111	(658)	16,961

Total noninterest income	363	252	40,496	(658)	40,453

Noninterest expense
Salaries and benefits	143	150	26,919	—	27,212
Other	1,192	632	22,078	(658)	23,244

Total noninterest expense	1,335	782	48,997	(658)	50,456

Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	10,435	187	21,296	(12,917)	19,001
Income tax expense (benefit)	(749)	62	7,025	—	6,338
Equity in undistributed income of subsidiaries	1,178	—	—	(1,178)	—

Net income (loss) before noncontrolling interests	12,362	125	14,271	(14,095)	12,663
Less: Net income from noncontrolling interests	—	—	301	—	301

Parent, WFFI, Other and Wells Fargo net income (loss)	$12,362	125	13,970	(14,095)	12,362

Condensed Consolidating Statements of Income

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company

Year ended December 31, 2009
Dividends from subsidiaries:
Bank	$6,974	—	—	(6,974)	—
Nonbank	528	—	—	(528)	—
Interest income from loans	—	3,467	38,140	(18)	41,589
Interest income from subsidiaries	2,126	—	—	(2,126)	—
Other interest income	424	111	14,150	—	14,685

Total interest income	10,052	3,578	52,290	(9,646)	56,274

Deposits	—	—	3,774	—	3,774
Short-term borrowings	174	38	782	(772)	222
Long-term debt	3,391	1,305	2,458	(1,372)	5,782
Other interest expense	—	—	172	—	172

Total interest expense	3,565	1,343	7,186	(2,144)	9,950

Net interest income	6,487	2,235	45,104	(7,502)	46,324
Provision for credit losses	—	1,901	19,767	—	21,668

Net interest income after provision for credit losses	6,487	334	25,337	(7,502)	24,656

Noninterest income
Fee income – nonaffiliates	—	148	22,815	—	22,963
Other	738	169	19,135	(643)	19,399

Total noninterest income	738	317	41,950	(643)	42,362

Noninterest expense
Salaries and benefits	320	129	26,018	—	26,467
Other	521	711	21,964	(643)	22,553

Total noninterest expense	841	840	47,982	(643)	49,020

Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	6,384	(189)	19,305	(7,502)	17,998
Income tax expense (benefit)	(164)	(86)	5,581	—	5,331
Equity in undistributed income of subsidiaries	5,727	—	—	(5,727)	—

Net income (loss) before noncontrolling interests	12,275	(103)	13,724	(13,229)	12,667
Less: Net income from noncontrolling interests	—	1	391	—	392

Parent, WFFI, Other and Wells Fargo net income (loss)	$12,275	(104)	13,333	(13,229)	12,275

Year ended December 31, 2008
Dividends from subsidiaries:
Bank	$1,806	—	—	(1,806)	—
Nonbank	326	—	—	(326)	—
Interest income from loans	2	5,275	22,417	(62)	27,632
Interest income from subsidiaries	2,892	—	—	(2,892)	—
Other interest income	241	108	7,051	(134)	7,266

Total interest income	5,267	5,383	29,468	(5,220)	34,898

Deposits	—	—	4,966	(445)	4,521
Short-term borrowings	475	220	1,757	(974)	1,478
Long-term debt	2,957	1,807	661	(1,669)	3,756

Total interest expense	3,432	2,027	7,384	(3,088)	9,755

Net interest income	1,835	3,356	22,084	(2,132)	25,143
Provision for credit losses	—	2,970	13,009	—	15,979

Net interest income after provision for credit losses	1,835	386	9,075	(2,132)	9,164

Noninterest income
Fee income – nonaffiliates	—	437	10,110	—	10,547
Other	(101)	168	8,181	(2,061)	6,187

Total noninterest income	(101)	605	18,291	(2,061)	16,734

Noninterest expense
Salaries and benefits	(385)	719	12,606	—	12,940
Other	15	1,119	10,585	(2,061)	9,658

Total noninterest expense	(370)	1,838	23,191	(2,061)	22,598

Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	2,104	(847)	4,175	(2,132)	3,300
Income tax expense (benefit)	(83)	(289)	974	—	602
Equity in undistributed income of subsidiaries	468	—	—	(468)	—

Net income (loss) before noncontrolling interests	2,655	(558)	3,201	(2,600)	2,698
Less: Net income from noncontrolling interests	—	—	43	—	43

Parent, WFFI, Other and Wells Fargo net income (loss)	$2,655	(558)	3,158	(2,600)	2,655

Condensed Consolidating Balance Sheets

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company

December 31, 2010
Assets
Cash and cash equivalents due from:
Subsidiary banks	$30,240	154	—	(30,394)	—
Nonaffiliates	9	212	96,460	—	96,681
Securities available for sale	2,368	2,742	167,544	—	172,654
Mortgages and loans held for sale	—	—	53,053	—	53,053
Loans	7	30,329	742,807	(15,876)	757,267
Loans to subsidiaries:
Bank	3,885	—	—	(3,885)	—
Nonbank	53,382	—	—	(53,382)	—
Allowance for loan losses	—	(1,709)	(21,313)	—	(23,022)

Net loans	57,274	28,620	721,494	(73,143)	734,245

Investments in subsidiaries:
Bank	133,867	—	—	(133,867)	—
Nonbank	14,904	—	—	(14,904)	—
Other assets	8,363	1,316	192,821	(1,005)	201,495

Total assets	$247,025	33,044	1,231,372	(253,313)	1,258,128

Liabilities and equity
Deposits	$—	—	878,336	(30,394)	847,942
Short-term borrowings	2,412	14,490	86,523	(48,024)	55,401
Accrued expenses and other liabilities	6,819	1,685	62,414	(1,005)	69,913
Long-term debt	99,745	15,240	55,476	(13,478)	156,983
Indebtedness to subsidiaries	11,641	—	—	(11,641)	—

Total liabilities	120,617	31,415	1,082,749	(104,542)	1,130,239

Parent, WFFI, Other and Wells Fargo stockholders’ equity	126,408	1,618	147,153	(148,771)	126,408
Noncontrolling interests	—	11	1,470	—	1,481

Total equity	126,408	1,629	148,623	(148,771)	127,889

Total liabilities and equity	$247,025	33,044	1,231,372	(253,313)	1,258,128

December 31, 2009
Assets
Cash and cash equivalents due from:
Subsidiary banks	$27,303	205	—	(27,508)	—
Nonaffiliates	11	249	67,705	—	67,965
Securities available for sale	4,666	2,665	165,379	—	172,710
Mortgages and loans held for sale	—	—	44,827	—	44,827
Loans	7	35,199	750,045	(2,481)	782,770
Loans to subsidiaries:
Bank	6,760	—	—	(6,760)	—
Nonbank	56,316	—	—	(56,316)	—
Allowance for loan losses	—	(1,877)	(22,639)	—	(24,516)

Net loans	63,083	33,322	727,406	(65,557)	758,254

Investments in subsidiaries:
Bank	134,063	—	—	(134,063)	—
Nonbank	12,816	—	—	(12,816)	—
Other assets	10,758	1,500	189,049	(1,417)	199,890

Total assets	$252,700	37,941	1,194,366	(241,361)	1,243,646

Liabilities and equity
Deposits	$—	—	851,526	(27,508)	824,018
Short-term borrowings	1,546	10,599	59,813	(32,992)	38,966
Accrued expenses and other liabilities	7,878	1,439	54,542	(1,417)	62,442
Long-term debt	119,353	24,437	80,499	(20,428)	203,861
Indebtedness to subsidiaries	12,137	—	—	(12,137)	—

Total liabilities	140,914	36,475	1,046,380	(94,482)	1,129,287

Parent, WFFI, Other and Wells Fargo stockholders’ equity	111,786	1,456	145,423	(146,879)	111,786
Noncontrolling interests	—	10	2,563	—	2,573

Total equity	111,786	1,466	147,986	(146,879)	114,359

Total liabilities and equity	$252,700	37,941	1,194,366	(241,361)	1,243,646

Condensed Consolidating Statements of Cash Flows

	Year ended December 31							,
	2010				2009
			Other				Other
			consolidating				consolidating
			subsidiaries/	Consolidated			subsidiaries/	Consolidated
(in millions)	Parent	WFFI	eliminations	Company	Parent	WFFI	eliminations	Company

Cash flows from operating activities:
Net cash provided by operating activities	$14,180	1,774	2,818	18,772	7,356	1,655	19,602	28,613

Cash flows from investing activities:
Securities available for sale:
Sales proceeds	2,441	796	5,431	8,668	1,184	925	50,929	53,038
Prepayments and maturities	—	229	47,690	47,919	—	290	38,521	38,811
Purchases	(119)	(1,037)	(52,310)	(53,466)	(463)	(1,667)	(93,155)	(95,285)
Loans:
Loans originated by banking subsidiaries, net of principal collected	—	(206)	16,075	15,869	—	(981)	53,221	52,240
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	—	—	6,517	6,517	—	—	6,162	6,162
Purchases (including participations) of loans by banking subsidiaries	—	—	(2,297)	(2,297)	—	—	(3,363)	(3,363)
Principal collected on nonbank entities’ loans	—	10,829	4,731	15,560	—	11,119	3,309	14,428
Loans originated by nonbank entities	—	(6,336)	(4,500)	(10,836)	—	(5,523)	(4,438)	(9,961)
Net repayments from (advances to) subsidiaries	(5,485)	(842)	6,327	—	11,369	(138)	(11,231)	—
Capital notes and term loans made to subsidiaries	—	—	—	—	(497)	(1,000)	1,497	—
Principal collected on notes/loans made to subsidiaries	11,282	—	(11,282)	—	12,979	—	(12,979)	—
Net decrease (increase) in investment in subsidiaries	1,198	—	(1,198)	—	(1,382)	—	1,382	—
Net cash paid for acquisitions	—	—	(36)	(36)	—	—	(138)	(138)
Other, net	15	64	(31,652)	(31,573)	22,513	355	(7,015)	15,853

Net cash provided (used) by investing activities	9,332	3,497	(16,504)	(3,675)	45,703	3,380	22,702	71,785

Cash flows from financing activities:
Net change in:
Deposits	—	—	23,924	23,924	—	—	42,473	42,473
Short-term borrowings	1,860	4,118	5,330	11,308	(19,100)	2,158	(52,166)	(69,108)
Long-term debt:
Proceeds from issuance	1,789	—	1,700	3,489	8,297	1,347	(1,248)	8,396
Repayment	(23,281)	(9,478)	(30,558)	(63,317)	(22,931)	(8,508)	(34,821)	(66,260)
Preferred stock:
Cash dividends paid	(737)	—	—	(737)	(2,178)	—	—	(2,178)
Redeemed	—	—	—	—	(25,000)	—	—	(25,000)
Common stock warrants repurchased	(545)	—	—	(545)	—	—	—	—
Common stock:
Proceeds from issuance	1,375	—	—	1,375	21,976	—	—	21,976
Repurchased	(91)	—	—	(91)	(220)	—	—	(220)
Cash dividends paid	(1,045)	—	—	(1,045)	(2,125)	—	—	(2,125)
Excess tax benefits related to stock option payments	98	—	—	98	18	—	—	18
Change in noncontrolling interests:
Purchase of Prudential’s noncontrolling interest	—	—	—	—	—	—	(4,500)	(4,500)
Other, net	—	1	(593)	(592)	—	(4)	(549)	(553)
Other, net	—	—	—	—	(140)	—	140	—

Net cash used by financing activities	(20,577)	(5,359)	(197)	(26,133)	(41,403)	(5,007)	(50,671)	(97,081)

Net change in cash and due from banks	2,935	(88)	(13,883)	(11,036)	11,656	28	(8,367)	3,317
Cash and due from banks at beginning of year	27,314	454	(688)	27,080	15,658	426	7,679	23,763

Cash and due from banks at end of year	$30,249	366	(14,571)	16,044	27,314	454	(688)	27,080

Condensed Consolidating Statement of Cash Flows

			Other
			consolidating
			subsidiaries/	Consolidated
(in millions)	Parent	WFFI	eliminations	Company

Year ended December 31,2008
Cash flows from operating activities:
Net cash provided (used) by operating activities	$730	2,023	(7,541)	(4,788)

Cash flows from investing activities:
Securities available for sale:
Sales proceeds	2,570	875	57,361	60,806
Prepayments and maturities	—	283	24,034	24,317
Purchases	(3,514)	(1,258)	(100,569)	(105,341)
Loans:
Loans originated by banking subsidiaries, net of principal collected	—	(1,684)	(53,131)	(54,815)
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	—	—	1,988	1,988
Purchases (including participations) of loans by banking subsidiaries	—	—	(5,513)	(5,513)
Principal collected on nonbank entities’ loans	—	14,447	7,399	21,846
Loans originated by nonbank entities	—	(12,362)	(7,611)	(19,973)
Net repayments from (advances to) subsidiaries	(12,415)	—	12,415	—
Capital notes and term loans made to subsidiaries	(2,008)	—	2,008	—
Principal collected on notes/loans made to subsidiaries	8,679	—	(8,679)	—
Net decrease (increase) in investment in subsidiaries	(37,108)	—	37,108	—
Net cash acquired from acquisitions	9,194	—	2,009	11,203
Other, net	(21,823)	(91)	69,235	47,321

Net cash provided (used) by investing activities	(56,425)	210	38,054	(18,161)

Cash flows from financing activities:
Net change in:
Deposits	—	—	7,697	7,697
Short-term borrowings	17,636	5,580	(38,104)	(14,888)
Long-term debt:
Proceeds from issuance	21,931	1,113	12,657	35,701
Repayment	(16,560)	(8,983)	(4,316)	(29,859)
Preferred stock:
Proceeds from issuance	22,674	—	—	22,674
Proceeds from issuance of stock warrants	2,326	—	—	2,326
Common stock:
Proceeds from issuance	14,171	—	—	14,171
Repurchased	(1,623)	—	—	(1,623)
Cash dividends paid	(4,312)	—	—	(4,312)
Excess tax benefits related to stock option payments	121	—	—	121
Change in noncontrolling interests:
Other, net	—	—	(53)	(53)

Net cash provided (used) by financing activities	56,364	(2,290)	(22,119)	31,955

Net change in cash and due from banks	669	(57)	8,394	9,006
Cash and due from banks at beginning of year	14,989	483	(715)	14,757

Cash and due from banks at end of year	$15,658	426	7,679	23,763

Regulatory and Agency Capital Requirements	12 Months Ended
Dec. 31, 2010
Regulatory and Agency Capital Requirements [Abstract]
Regulatory and Agency Capital Requirements
Note 25: Regulatory and Agency Capital Requirements
The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal regulatory agencies. The Federal Reserve establishes capital requirements, including well capitalized standards, for the consolidated financial holding company, and the OCC has similar requirements for the Company’s national banks, including Wells Fargo Bank, N.A. Under the Federal Deposit Insurance Corporation Improvement Act of 1991 (FDICIA), federal regulatory agencies were required to adopt regulations defining five capital tiers for banks: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on our financial statements.
     Quantitative measures, established by the regulators to ensure capital adequacy, require that the Company and each of its subsidiary banks maintain minimum ratios (set forth in the following table) of capital to risk-weighted assets. Tier 1 capital is considered core capital and generally includes common stockholders’ equity, qualifying preferred stock, and trust preferred securities, and noncontrolling interests in consolidated subsidiaries, reduced by goodwill, net of related taxes, certain intangible and other assets in excess of prescribed limitations, and adjusted for the aggregate impact of certain items included in other comprehensive income. Total capital includes Tier 1 capital, subordinated debt and other components that do not qualify for Tier 1 capital, and the aggregate allowance for credit losses up to a specified percentage of risk-weighted assets.
     Risk-weighted assets reflect the perceived risk, expressed as a percentage of the amount of each asset included on the balance sheet, as well as certain off-balance sheet exposures, including unfunded loan commitments, letters of credit and derivative contracts. Additional information with respect to off-balance sheet exposures is included in Notes 6 and 15.
     We do not consolidate our wholly-owned trusts (the Trusts) formed solely to issue trust preferred securities. Trust preferred securities and perpetual preferred purchase securities issued by the Trusts includable in Tier 1 capital were  $19.2 billion at December 31, 2010. The junior subordinated debentures held by the Trusts were included in the Company’s long-term debt. See Note 13 for additional information on trust preferred securities.
     Management believes that, as of December 31, 2010, the Company and each of the covered subsidiary banks met all capital adequacy requirements to which they are subject. The most recent notification from the OCC categorized each of the covered subsidiary banks as well capitalized, under the FDICIA prompt corrective action provisions applicable to banks. To be categorized as well capitalized, the institution must maintain a total risk-based capital (RBC) ratio as set forth in the table and not be subject to a capital directive order. There are no conditions or events since that notification that management believes have changed the RBC category of any of the covered subsidiary banks.
     Certain subsidiaries of the Company are approved seller/servicers, and are therefore required to maintain minimum levels of shareholders’ equity, as specified by various agencies, including the United States Department of Housing and Urban Development, GNMA, FHLMC and FNMA. At December 31, 2010, each seller/servicer met these requirements. Certain broker-dealer subsidiaries of the Company are subject to SEC Rule 15c3-1 (the Net Capital Rule), which requires that we maintain minimum levels of net capital, as defined. At December 31, 2010, each of these subsidiaries met these requirements.
     The following table presents regulatory capital information for Wells Fargo & Company and Wells Fargo Bank, N.A.

	Wells Fargo & Company		Wells Fargo Bank, N.A.			Well-	Minimum
	December 31				,	capitalized	capital
(in billions, except ratios)	2010	2009	2010	2009		ratios (1)	ratios (1)

Regulatory capital:
Tier 1	$109.4	93.8	90.2	43.8
Total	147.1	134.4	117.1	58.4
Assets:
Risk-weighted	$980.0	1,013.6	895.2	492.0
Adjusted average (2)	1,189.5	1,191.6	1,057.7	583.3
Capital ratios:
Tier 1 capital	11.16%	9.25	10.07	8.90		6.00	4.00
Total capital	15.01	13.26	13.09	11.87		10.00	8.00
Tier 1 leverage (2)	9.19	7.87	8.52	7.50		5.00	4.00

(1)	As defined by the regulations issued by the Federal Reserve, OCC and FDIC.
(2)	The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Consolidation
Consolidation
Our consolidated financial statements include the accounts of the Parent and our majority-owned subsidiaries and VIEs (defined below) in which we are the primary beneficiary. Significant intercompany accounts and transactions are eliminated in consolidation. If we own at least 20% of an entity, we generally account for the investment using the equity method. If we own less than 20% of an entity, we generally carry the investment at cost, except marketable equity securities, which we carry at fair value with changes in fair value included in other comprehensive income (OCI). Investments accounted for under the equity or cost method are included in other assets.
     We are a variable interest holder in certain special-purpose entities (SPEs) in which equity investors do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties (referred to as VIEs). Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s assets. We consolidate a VIE if we are the primary beneficiary, defined as the party that has both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. A variable interest is a contractual, ownership or other interest that changes with changes in the fair value of the VIE’s net assets. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an on-going basis.

Trading Assets
Trading Assets
Trading assets are primarily securities, including corporate debt, U.S. government agency obligations and other securities that we acquire for short-term appreciation or other trading purposes, and the fair value of derivatives held for customer accommodation purposes or risk mitigation and hedging. Interest-only strips and other retained interests in securitizations that can be contractually prepaid or otherwise settled in a way that the holder would not recover substantially all of its recorded investment are classified as trading assets. Trading assets are carried at fair value, with realized and unrealized gains and losses recorded in noninterest income.

Available for Sale
Securities
SECURITIES AVAILABLE FOR SALE Debt securities that we might not hold until maturity and marketable equity securities are classified as securities available for sale and reported at fair value. Unrealized gains and losses, after applicable taxes, are reported in cumulative OCI. Fair value measurement is based upon quoted prices in active markets, if available. If quoted prices in active markets are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions and market liquidity. See Note 16 for more information on fair value measurement of our securities.
     We conduct OTTI analysis on a quarterly basis or more often if a potential loss-triggering event occurs. The initial indicator of OTTI for both debt and equity securities is a decline in market value below the amount recorded for an investment and the severity and duration of the decline.
     For a debt security for which there has been a decline in the fair value below amortized cost basis, we recognize OTTI if we (1) have the intent to sell the security, (2) it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis, or (3) we do not expect to recover the entire amortized cost basis of the security.
     Estimating recovery of the amortized cost basis of a debt security is based upon an assessment of the cash flows expected to be collected. If the cash flows expected to be collected are less than amortized cost, OTTI is considered to have occurred. In performing an assessment of the cash flows expected to be collected, we consider all relevant information including:
•	the length of time and the extent to which the fair value has been less than the amortized cost basis;
•	the historical and implied volatility of the fair value of the security;
•	the cause of the price decline, such as the general level of interest rates or adverse conditions specifically related to the security, an industry or a geographic area;
•	the issuer’s financial condition, near-term prospects and ability to service the debt;
•	the payment structure of the debt security and the likelihood of the issuer being able to make payments that increase in the future;
•	for asset-backed securities, the credit performance of the underlying collateral, including delinquency rates, level of non-performing assets, cumulative losses to date, collateral value and the remaining credit enhancement compared with expected credit losses;
•	any change in rating agencies’ credit ratings at evaluation date from acquisition date and any likely imminent action;
•	independent analyst reports and forecasts, sector credit ratings and other independent market data; and
•	recoveries or additional declines in fair value subsequent to the balance sheet date.
     If we intend to sell the security, or if it is more likely than not we will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the entire difference between the amortized cost basis and fair value of the security. For debt securities that are considered other-than-temporarily impaired that we do not intend to sell or it is more likely than not that we will not be required to sell before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in OCI. The measurement of the credit loss component is equal to the difference between the debt security’s cost basis and the present value of its expected future cash flows discounted at the security’s effective yield. The remaining difference between the security’s fair value and the present value of future expected cash flows is due to factors that are not credit-related and, therefore, are recognized in OCI. We believe that we will fully collect the carrying value of securities on which we have recorded a non-credit-related impairment in OCI.
     We hold investments in perpetual preferred securities (PPS) that are structured in equity form, but have many of the characteristics of debt instruments, including periodic cash flows in the form of dividends, call features, ratings that are similar to debt securities and pricing like long-term callable bonds.
     Because of the hybrid nature of these securities, we evaluate PPS for OTTI using a model similar to the model we use for debt securities as described above. Among the factors we consider in our evaluation of PPS are whether there is any evidence of deterioration in the credit of the issuer as indicated by a decline in cash flows or a rating agency downgrade to below investment grade and the estimated recovery period. Additionally, in determining if there was evidence of credit deterioration, we evaluate: (1) the severity of decline in market value below cost, (2) the period of time for which the decline in fair value has existed, and (3) the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. We consider PPS to be other-than-temporarily impaired if cash flows expected to be collected are insufficient to recover our investment or if we no longer believe the security will recover within the estimated recovery period. None of our investments in PPS that have not been impaired have been downgraded below investment grade subsequent to purchase, and we believe that there are no factors to suggest that we will not fully realize our investment in these instruments over a reasonable recovery period. OTTI write-downs of PPS are recognized in earnings equal to the difference between the cost basis and fair value of the security.
     For marketable equity securities other than PPS, OTTI evaluations focus on whether evidence exists that supports recovery of the unrealized loss within a timeframe consistent with temporary impairment. This evaluation considers the severity of and length of time fair value is below cost, our intent and ability to hold the security until forecasted recovery of the fair value of the security, and the investee’s financial condition, capital strength, and near-term prospects.
     The securities portfolio is an integral part of our asset/liability management process. We manage these investments to provide liquidity, manage interest rate risk and maximize portfolio yield within capital risk limits approved by management and the Board of Directors and monitored by the Corporate Asset/Liability Management Committee (Corporate ALCO). We recognize realized gains and losses on the sale of these securities in noninterest income using the specific identification method.
     Unamortized premiums and discounts are recognized in interest income over the contractual life of the security using the interest method. As principal repayments are received on securities (i.e., primarily mortgage-backed securities (MBS)) a proportionate amount of the related premium or discount is recognized in income so that the effective interest rate on the remaining portion of the security continues unchanged.

Equity and Cost Method Investments, Policy
NONMARKETABLE EQUITY SECURITIES Nonmarketable equity securities include venture capital equity securities that are not publicly traded and securities acquired for various purposes, such as to meet regulatory requirements (for example, Federal Reserve Bank and Federal Home Loan Bank (FHLB) stock). These securities are accounted for under the cost or equity method and are included in other assets. We review those assets accounted for under the cost or equity method at least quarterly for possible OTTI. Our review typically includes an analysis of the facts and circumstances of each investment, the expectations for the investment’s cash flows and capital needs, the viability of its business model and our exit strategy. We reduce the asset value when we consider declines in value to be other than temporary. We recognize the estimated loss as a loss from equity investments in noninterest income.
     Nonmarketable equity securities also include principal investments, which include certain public equity and non-public securities and certain investments in private equity funds. Principal investments are recorded at fair value with realized and unrealized gains and losses included in gains and losses from equity investments in noninterest income and are included in other assets on the balance sheet. In situations where a portion of an investment in a non-public security or fund is sold, we recognize a realized gain or loss on the portion sold and an unrealized gain or loss on the portion retained.

Repurchase and Resale Agreements Policy
Securities Purchased and Sold Agreements
Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financing transactions and are recorded at the acquisition or sale price plus accrued interest. It is our policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. We monitor the market value of securities purchased and sold, and obtain collateral from or return it to counterparties when appropriate. These financing transactions do not create material credit risk given the collateral provided and the related monitoring process.

Finance, Loan and Lease Receivables, Held-for-sale, Policy
Mortgages Held for Sale
Mortgages held for sale (MHFS) include commercial and residential mortgages originated for sale and securitization in the secondary market, which is our principal market, or for sale as whole loans. We elect the fair value option for substantially all residential MHFS (see Note 16). The remaining residential MHFS are held at the lower of cost or market value (LOCOM), and are valued on an aggregate portfolio basis. Commercial MHFS are held at LOCOM and are valued on an individual loan basis.
     Gains and losses on MHFS are recorded in mortgage banking noninterest income. Direct loan origination costs and fees for MHFS under fair value option are recognized in mortgage banking noninterest income at origination. For MHFS recorded at LOCOM, loan costs and fees are deferred at origination and are recognized in mortgage banking noninterest income at time of sale. Interest income on MHFS for which the fair value option is elected is calculated based upon the note rate of the loan and is recorded to interest income.
     Our lines of business are authorized to originate held-for-investment loans that meet or exceed established loan product profitability criteria, including minimum positive net interest margin spreads in excess of funding costs. When a determination is made at the time of commitment to originate loans as held for investment, it is our intent to hold these loans to maturity or for the “foreseeable future,” subject to periodic review under our corporate asset/liability management process. In determining the “foreseeable future” for these loans, management considers (1) the current economic environment and market conditions, (2) our business strategy and current business plans, (3) the nature and type of the loan receivable, including its expected life, and (4) our current financial condition and liquidity demands. Consistent with our core banking business of managing the spread between the yield on our assets and the cost of our funds, loans are periodically reevaluated to determine if our minimum net interest margin spreads continue to meet our profitability objectives. If subsequent changes in interest rates significantly impact the ongoing profitability of certain loan products, we may subsequently change our intent to hold these loans, and we would take actions to sell such loans in response to the Corporate ALCO directives to reposition our balance sheet because of the changes in interest rates. These directives identify both the type of loans to be sold and the weighted average coupon rate of such loans no longer meeting our ongoing investment criteria. Upon the issuance of such directives, we immediately transfer these loans to the MHFS portfolio at LOCOM.
Loans Held for Sale
Loans held for sale (LHFS) are carried at LOCOM or at fair value for certain portfolios that we intend to hold for trading purposes. Generally, consumer loans are valued on an aggregate portfolio basis, and commercial loans are valued on an individual loan basis. Gains and losses on LHFS are recorded in other noninterest income. For LHFS recorded at LOCOM, direct loan origination costs and fees are deferred at origination and are recognized in other noninterest income at time of sale. For loans recorded at fair value, direct loan origination costs and fees are recorded in other noninterest income at origination. The fair value of LHFS is based on what secondary markets are currently offering for portfolios with similar characteristics, and related gains and losses are recorded in noninterest income.

Loans
Loans
Loans are reported at their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans and unamortized premiums or discounts on purchased loans. PCI loans are reported net of any remaining purchase accounting adjustments. See the “Purchased Credit-Impaired Loans” section in this Note for our accounting policy for PCI loans.
     Unearned income, deferred fees and costs, and discounts and premiums are amortized to interest income over the contractual life of the loan using the interest method. Loan commitment fees are generally deferred and amortized into noninterest income on a straight-line basis over the commitment period.
     Loans also include direct financing leases that are recorded at the aggregate of minimum lease payments receivable plus the estimated residual value of the leased property, less unearned income. Leveraged leases, which are a form of direct financing leases, are recorded net of related nonrecourse debt. Leasing income is recognized as a constant percentage of outstanding lease financing balances over the lease terms in interest income.
NONACCRUAL AND PAST DUE LOANS We generally place loans on nonaccrual status when:
•	the full and timely collection of interest or principal becomes uncertain;
•	they are 90 days (120 days with respect to real estate 1-4 family first and junior lien mortgages) past due for interest or principal, unless both well-secured and in the process of collection; or
•	part of the principal balance has been charged off and no restructuring has occurred.
     PCI loans are written down at acquisition to fair value using an estimate of cash flows deemed to be collectible. Accordingly, such loans are no longer classified as nonaccrual even though they may be contractually past due because we expect to fully collect the new carrying values of such loans (that is, the new cost basis arising out of purchase accounting).
     When we place a loan on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and amortization of any net deferred fees is suspended. A loan will remain in accruing status provided it is both well-secured and in the process of collection. If the ultimate collectability of a loan is in doubt and the loan is on nonaccrual, the cost recovery method is used and cash collected is applied to first reduce the principal outstanding. Generally, we return a loan to accrual status when all delinquent interest and principal become current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.
     For modified loans, we underwrite at the time of a restructuring to determine if there is sufficient evidence of sustained repayment capacity based on the borrower’s financial strength, including documented income, debt to income ratios and other factors. If the borrower has demonstrated performance under the previous terms and the underwriting process shows the capacity to continue to perform under the restructured terms, the loan will remain in accruing status. When a loan classified as a TDR performs in accordance with its modified terms, the loan either continues to accrue interest (for performing loans) or will return to accrual status after the borrower demonstrates a sustained period of performance (generally six consecutive months of payments, or equivalent, inclusive of consecutive payments made prior to the modification). Loans will be placed on nonaccrual status and a corresponding charge-off is recorded if we believe it is probable that principal and interest contractually due under the modified terms of the agreement will not be collectible.
     Generally, consumer loans not secured by real estate or autos are placed on nonaccrual status only when part of the principal has been charged off. Loans are fully charged off or charged down to net realizable value (fair value of collateral less estimated costs to sell) when deemed uncollectible due to bankruptcy or other factors, or when they reach a defined number of days past due based on loan product, industry practice, country, terms and other factors.
     Our loans are considered past due when contractually required principal or interest payments have not been made on the due dates.
LOAN CHARGE-OFF POLICIES For commercial loans, we generally fully charge off or charge down to net realizable value for loans secured by collateral when:
•	management judges the loan to be uncollectible;
•	repayment is deemed to be protracted beyond reasonable time frames;
•	the loan has been classified as a loss by either our internal loan review process or our banking regulatory agencies;
•	the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or
•	the loan is 180 days past due unless both well-secured and in the process of collection.
For consumer loans, our charge-off policies are as follows:
•	1-4 family first and junior lien mortgages – We generally charge down to net realizable value when the loan is 180 days past due.
•	Auto loans – We generally fully charge off when the loan is 120 days past due.
•	Credit card loans – We generally fully charge off when the loan is 180 days past due.
•	Unsecured loans (closed end) – We generally charge off when the loan is 120 days past due.
•	Unsecured loans (open end) – We generally charge off when the loan is 180 days past due.
•	Other secured loans – We generally fully or partially charge down to net realizable value when the loan is 120 days past due.
IMPAIRED LOANS We consider a loan to be impaired when, based on current information and events, we determine that we will not be able to collect all amounts due according to the loan contract, including scheduled interest payments. Our impaired loans include commercial and industrial, commercial real estate (CRE), and foreign loans on nonaccrual status for which we determine that we will not be able to collect all amounts due and consumer, commercial and industrial, CRE, and foreign loans modified in a TDR, on both accrual and nonaccrual status.
     When we identify a loan as impaired, we measure the impairment based on the present value of expected future cash flows, discounted at the loan’s effective interest rate. When collateral is the sole source of repayment for the loan, we may measure impairment based on the fair value of the collateral. If foreclosure is probable, we use the current fair value of the collateral less selling costs, instead of discounted cash flows.
     If we determine that the value of an impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), we recognize impairment. When the value of an impaired loan is calculated by discounting expected cash flows, interest income is recognized using the loan’s effective interest rate over the remaining life of the loan.
TROUBLED DEBT RESTRUCTURINGS (TDRs) In situations where, for economic or legal reasons related to a borrower’s financial difficulties, we grant a concession for other than an insignificant period of time to the borrower that we would not otherwise consider, the related loan is classified as a TDR. We strive to identify borrowers in financial difficulty early and work with them to modify their loan to more affordable terms before it reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, term extensions, payment forbearance and other actions intended to minimize our economic loss and to avoid foreclosure or repossession of the collateral. For modifications where we forgive principal, the entire amount of such principal forgiveness is immediately charged off. Loans classified as TDRs are considered impaired loans.
PURCHASED CREDIT-IMPAIRED (PCI) LOANS Loans acquired in a transfer, including business combinations, where there is evidence of credit deterioration since origination and it is probable at the date of acquisition that we will not collect all contractually required principal and interest payments are accounted for as PCI loans. PCI loans are initially recorded at fair value, which includes estimated future credit losses expected to be incurred over the life of the loan. Accordingly, the historical allowance for credit losses related to these loans is not carried over. Some loans that otherwise meet the definition as credit-impaired are specifically excluded from the PCI loan portfolios, such as revolving loans where the borrower still has revolving privileges.
     Evidence of credit quality deterioration as of the purchase date may include statistics such as past due and nonaccrual status, commercial risk ratings, recent borrower credit scores and recent loan-to-value percentages. Generally, acquired loans that meet our definition for nonaccrual status are considered to be credit-impaired.
     Substantially all commercial and industrial, CRE and foreign PCI loans are accounted for as individual loans. Conversely, Pick-a-Pay and other consumer PCI loans have been aggregated into several pools based on common risk characteristics. Each pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.
     Accounting for PCI loans involves estimating fair value, at acquisition, using the principal and interest cash flows expected to be collected discounted at the prevailing market rate of interest. The excess of cash flows expected to be collected over the carrying value (estimated fair value at acquisition date) is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pool of loans, in situations where there is a reasonable expectation about the timing and amount of cash flows to be collected. The difference between contractually required payments and the cash flows expected to be collected at acquisition, considering the impact of prepayments, is referred to as the nonaccretable difference.
     Subsequent to acquisition, we regularly evaluate our estimates of cash flows expected to be collected. If we have probable decreases in cash flows expected to be collected (other than due to decreases in interest rate indices and changes in prepayment assumptions), we charge the provision for credit losses, resulting in an increase to the allowance for loan losses. If we have probable and significant increases in cash flows expected to be collected, we first reverse any previously established allowance for loan losses and then increase interest income as a prospective yield adjustment over the remaining life of the loan, or pool of loans. Estimates of cash flows are impacted by changes in interest rate indices for variable rate loans and prepayment assumptions, both of which are treated as prospective yield adjustments included in interest income.
     Resolutions of loans may include sales of loans to third parties, receipt of payments in settlement with the borrower, or foreclosure of the collateral. For individual PCI loans, gains or losses on sales to third parties are included in noninterest income and gains or losses as a result of a settlement with the borrower are included in interest income. Our policy is to remove an individual loan from a pool based on comparing the amount received from its resolution with its contractual amount. Any difference between these amounts is absorbed by the nonaccretable difference for the entire pool. This removal method assumes that the amount received from resolution approximates pool performance expectations. The remaining accretable yield balance is unaffected and any material change in remaining effective yield caused by this removal method is addressed by our quarterly cash flow evaluation process for each pool. For loans that are resolved by payment in full, there is no release of the nonaccretable difference for the pool because there is no difference between the amount received at resolution and the contractual amount of the loan. Modified PCI loans are not removed from a pool even if those loans would otherwise be deemed TDRs. Modified PCI loans that are accounted for individually are considered TDRs, and removed from PCI accounting if there has been a concession granted in excess of the original nonaccretable difference.
FORECLOSED ASSETS Foreclosed assets obtained through our lending activities primarily include real estate. These assets are recorded at net realizable value with a charge to the allowance for credit losses at foreclosure. We allow up to 90 days after foreclosure to finalize determination of net realizable value. Thereafter, changes in net realizable value are recorded to noninterest expense. The net realizable value of these assets is reviewed and updated periodically depending on the type of property.
ALLOWANCE FOR CREDIT LOSSES The allowance for credit losses, which consists of the allowance for loan losses and the allowance for unfunded credit commitments, is management’s estimate of credit losses inherent in the loan portfolio at the balance sheet date.

Securitizations and Beneficial Interests
Securitizations and Beneficial Interests
In certain asset securitization transactions that meet the applicable criteria to be accounted for as a sale, assets are sold to an entity referred to as an SPE, which then issues beneficial interests in the form of senior and subordinated interests collateralized by the assets. In some cases, we may retain up to 90% of the beneficial interests issued by the entity. Additionally, from time to time, we may also re-securitize certain assets in a new securitization transaction.
     The assets and liabilities transferred to an SPE are excluded from our consolidated balance sheet if the transfer qualifies as a sale and we are not required to consolidate the SPE.
     For transfers of financial assets recorded as sales, we recognize and initially measure at fair value all assets obtained (including beneficial interests) and liabilities incurred. We record a gain or loss in other fee income for the difference between the carrying amount and the fair value of the assets sold. Fair values are based on quoted market prices, quoted market prices for similar assets, or if market prices are not available, then the fair value is estimated using discounted cash flow analyses with assumptions for credit losses, prepayments and discount rates that are corroborated by and independently verified against market observable data, where possible. Retained interests from securitizations with off-balance sheet entities, including SPEs and VIEs where we are not the primary beneficiary, are classified as available for sale securities, trading account assets or loans, and are accounted for as described herein.

Mortgage Servicing Rights
Mortgage Servicing Rights (MSRs)
We recognize the rights to service mortgage loans for others, or MSRs, as assets whether we purchase the MSRs or the MSRs result from a sale or securitization of loans we originate (asset transfers). We initially record all of our MSRs at fair value. Subsequently, residential loan MSRs are carried at either fair value or LOCOM based on our strategy for managing interest rate risk. Currently, substantially all of our residential loan MSRs are carried at fair value. All of our MSRs related to our commercial mortgage loans are subsequently measured at LOCOM.
     We base the fair value of MSRs on the present value of estimated future net servicing income cash flows. We estimate future net servicing income cash flows with assumptions that market participants would use to estimate fair value, including estimates of prepayment speeds (including housing price volatility), discount rate, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Our valuation approach is independently validated by our internal valuation model validation group.
     Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows, as well as changes in valuation inputs and assumptions. For MSRs carried at fair value, changes in fair value are reported in noninterest income in the period in which the change occurs. MSRs subsequently measured at LOCOM are amortized in proportion to, and over the period of, estimated net servicing income. The amortization of MSRs is reported in noninterest income analyzed monthly and adjusted to reflect changes in prepayment speeds, as well as other factors.
     MSRs accounted for at LOCOM are periodically evaluated for impairment based on the fair value of those assets. For purposes of impairment evaluation and measurement, we stratify MSRs based on the predominant risk characteristics of the underlying loans, including investor and product type. If, by individual stratum, the carrying amount of these MSRs exceeds fair value, a valuation reserve is established. The valuation reserve is adjusted as the fair value changes.

Premises and Equipment
Premises and Equipment
Premises and equipment are carried at cost less accumulated depreciation and amortization. Capital leases, where we are the lessee, are included in premises and equipment at the capitalized amount less accumulated amortization.
     We primarily use the straight-line method of depreciation and amortization. Estimated useful lives range up to 40 years for buildings, up to 10 years for furniture and equipment, and the shorter of the estimated useful life or lease term for leasehold improvements. We amortize capitalized leased assets on a straight-line basis over the lives of the respective leases.

Goodwill and Identifiable Assets
Goodwill and Identifiable Intangible Assets
Goodwill is recorded in business combinations under the purchase method of accounting when the purchase price is higher than the fair value of net assets, including identifiable intangible assets.
     We assess goodwill for impairment annually, and more frequently in certain circumstances. We have determined that our reporting units are one level below the operating segments. We assess goodwill for impairment on a reporting unit level and apply various valuation methodologies as appropriate to compare the estimated fair value to the carrying value of each reporting unit. Valuation methodologies include discounted cash flow and earnings multiple approaches. If the fair value is less than the carrying amount, a second test is required to measure the amount of impairment. We recognize impairment losses as a charge to noninterest expense (unless related to discontinued operations) and an adjustment to the carrying value of the goodwill asset. Subsequent reversals of goodwill impairment are prohibited.
     We amortize core deposit and other customer relationship intangibles on an accelerated basis over useful lives not exceeding 10 years. We review such intangibles for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated if the sum of undiscounted estimated future net cash flows is less than the carrying value of the asset. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Operating Lease Assets
Operating Lease Assets
Operating lease rental income for leased assets is recognized in other income on a straight-line basis over the lease term. Related depreciation expense is recorded on a straight-line basis over the life of the lease, taking into account the estimated residual value of the leased asset. On a periodic basis, leased assets are reviewed for impairment. Impairment loss is recognized if the carrying amount of leased assets exceeds fair value and is not recoverable. The carrying amount of leased assets is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the lease payments and the estimated residual value upon the eventual disposition of the equipment.

Liability for Mortgage Loan Repurchase Losses
Liability for Mortgage Loan Repurchase Losses
We sell residential mortgage loans to various parties, including (1) Freddie Mac and Fannie Mae (government-sponsored entities (GSEs)), which include the mortgage loans in GSE-guaranteed mortgage securitizations, (2) special purpose entities that issue private label MBS, and (3) other financial institutions that purchase mortgage loans for investment or private label securitization. In addition, we pool Federal Housing Administration (FHA)-insured and Department of Veterans Affairs (VA)-guaranteed mortgage loans, which back securities guaranteed by the Government National Mortgage Association (GNMA).
     We may be required to repurchase mortgage loans, indemnify the securitization trust, investor or insurer, or reimburse the securitization trust, investor or insurer for credit losses incurred on loans (collectively “repurchase”) in the event of a breach of specified contractual representations or warranties that are not remedied within a period (usually 90 days or less) after we receive notice of the breach. Typically, we would only be required to repurchase securitized loans if a breach is deemed to have material and adverse effect on the value of the mortgage loan or to the interests of the security holders in the mortgage loan.
     We establish mortgage repurchase liabilities related to various representations and warranties that reflect management’s estimate of losses for loans for which we could have repurchase obligation, whether or not we currently service those loans, based on a combination of factors. Such factors incorporate estimated levels of defects based on internal quality assurance sampling, default expectations, historical investor repurchase demand and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor’s applicable representations and warranties), reimbursement by correspondent and other third party originators, and projected loss severity. We establish a liability at the time loans are sold and continually update our liability estimate during their life. Although investors may demand repurchase at any time, the majority of repurchase demands occur in the first 24 to 36 months following origination of the mortgage loan and can vary by investor.
     The liability for mortgage loan repurchase losses is included in other liabilities. For additional information on our repurchase liability, see Note 9.

Pension Accounting
Pension Accounting
We account for our defined benefit pension plans using an actuarial model as more fully discussed in Note 19. In 2008, we changed our measurement date for our plan assets and benefit obligations from November 30 to December 31, which did not change the amount of net periodic benefit expense recognized in our income statement.

Income Taxes
Income Taxes
We file consolidated and separate company federal income tax returns, foreign tax returns and various combined and separate company state tax returns.
     We evaluate two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period and includes income tax expense related to our uncertain tax positions. We determine deferred income taxes using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. A tax position that meets the “more likely than not” recognition threshold is measured to determine the amount of benefit to recognize. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Foreign taxes paid are generally applied as credits to reduce federal income taxes payable. Interest and penalties are recognized as a component of income tax expense.

Stock-Based Compensation	Stock-Based Compensation We have stock-based employee compensation plans as more fully discussed in Note 18. Our compensation expense includes the associated costs for all share-based awards.
Earnings Per Common Share
Earnings Per Common Share
We compute earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year. We compute diluted earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year, plus the effect of common stock equivalents (for example, stock options, restricted share rights, convertible debentures and warrants) that are dilutive.

Derivatives and Hedging Activities
Derivatives and Hedging Activities
We recognize all derivatives in the balance sheet at fair value. On the date we enter into a derivative contract, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability, including hedges of foreign currency exposure (“fair value” hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge), or (3) held for trading, customer accommodation or asset/liability risk management purposes, including economic hedges not qualifying for hedge accounting. For a fair value hedge, we record changes in the fair value of the derivative and, to the extent that it is effective, changes in the fair value of the hedged asset or liability attributable to the hedged risk, in current period earnings in the same financial statement category as the hedged item. For a cash flow hedge, we record changes in the fair value of the derivative to the extent that it is effective in OCI, with any ineffectiveness recorded in current period earnings. We subsequently reclassify these changes in fair value to net income in the same period(s) that the hedged transaction affects net income in the same financial statement category as the hedged item. For free-standing derivatives, we report changes in the fair values in current period noninterest income.
     For fair value and cash flow hedges qualifying for hedge accounting, we formally document at inception the relationship between hedging instruments and hedged items, our risk management objective, strategy and our evaluation of effectiveness for our hedge transactions. This includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities in the balance sheet or to specific forecasted transactions. Periodically, as required, we also formally assess whether the derivative we designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in fair values or cash flows of the hedged item using the regression analysis method or, in limited cases, the dollar offset method.
     We discontinue hedge accounting prospectively when (1) a derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) a derivative expires or is sold, terminated or exercised, (3) a derivative is de-designated as a hedge, because it is unlikely that a forecasted transaction will occur, or (4) we determine that designation of a derivative as a hedge is no longer appropriate.
     When we discontinue hedge accounting because a derivative no longer qualifies as an effective fair value hedge, we continue to carry the derivative in the balance sheet at its fair value with changes in fair value included in earnings, and no longer adjust the previously hedged asset or liability for changes in fair value. Previous adjustments to the hedged item are accounted for in the same manner as other components of the carrying amount of the asset or liability.
     When we discontinue cash flow hedge accounting because the hedging instrument is sold, terminated or no longer designated (de-designated), the amount reported in OCI up to the date of sale, termination or de-designation continues to be reported in OCI until the forecasted transaction affects earnings.
     When we discontinue cash flow hedge accounting because it is probable that a forecasted transaction will not occur, we continue to carry the derivative in the balance sheet at its fair value with changes in fair value included in earnings, and immediately recognize gains and losses that were accumulated in OCI in earnings.
     In all other situations in which we discontinue hedge accounting, the derivative will be carried at its fair value in the balance sheet, with changes in its fair value recognized in current period earnings.
     We occasionally purchase or originate financial instruments that contain an embedded derivative. At inception of the financial instrument, we assess (1) if the economic characteristics of the embedded derivative are not clearly and closely related to the economic characteristics of the financial instrument (host contract), (2) if the financial instrument that embodies both the embedded derivative and the host contract is not measured at fair value with changes in fair value reported in earnings, and (3) if a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative. If the embedded derivative meets all of these conditions, we separate it from the host contract by recording the bifurcated derivative at fair value and the remaining host contract at the difference between the basis of the hybrid instrument and the fair value of the bifurcated derivative. The bifurcated derivative is carried as a free-standing derivative at fair value with changes recorded in current period earnings.

Nature Of Operations
Wells Fargo & Company is a nation-wide diversified, community-based financial services company. We provide banking, insurance, investments, mortgage banking, investment banking, retail banking, brokerage, and consumer finance through banking stores, the internet and other distribution channels to consumers, businesses and institutions in all 50 states, the District of Columbia, and in other countries. When we refer to “Wells Fargo,” “the Company,” “we,” “our” or “us” in this Form 10-K, we mean Wells Fargo & Company and Subsidiaries (consolidated). Wells Fargo & Company (the Parent) is a financial holding company and a bank holding company. We also hold a majority interest in a real estate investment trust, which has publicly traded preferred stock outstanding.

Use Of Estimates
     Our accounting and reporting policies conform with U.S. generally accepted accounting principles (GAAP) and practices in the financial services industry. To prepare the financial statements in conformity with GAAP, management must make estimates based on assumptions about future economic and market conditions (for example, unemployment, market liquidity, real estate prices, etc.) that affect the reported amounts of assets and liabilities at the date of the financial statements and income and expenses during the reporting period and the related disclosures. Although our estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Management has made significant estimates in several areas, including other-than-temporary impairment (OTTI) on investment securities (Note 5), allowance for credit losses and purchased credit-impaired (PCI) loans (Note 6), valuations of residential mortgage servicing rights (MSRs) (Notes 8 and 9) and financial instruments (Note 16), liability for mortgage loan repurchase losses (Note 9) and income taxes (Note 20). Actual results could differ from those estimates.

Comparability Of Prior Year Financial Data Text Block
     On December 31, 2008, Wells Fargo acquired Wachovia Corporation (Wachovia). Because the acquisition was completed at the end of 2008, Wachovia’s results of operations are included in the income statement and average balances beginning in 2009. Wachovia’s assets and liabilities are included in the consolidated balance sheet beginning on December 31, 2008. The accounting policies of Wachovia have been conformed to those of Wells Fargo as described herein.
     On January 1, 2009, the Company adopted new accounting guidance on noncontrolling interests on a retrospective basis. Accordingly, prior period information reflects the adoption. The guidance requires that noncontrolling interests be reported as a component of total equity. In addition, the consolidated income statement must disclose amounts attributable to both Wells Fargo interests and the noncontrolling interests.

Adoption of ASU 2010-6 amendment of disclosure requirements for fair value measurements
ASU 2010-6 amends the disclosure requirements for fair value measurements. Companies are now required to disclose significant transfers in and out of Levels 1 and 2 of the fair value hierarchy, whereas the previous rules only required the disclosure of transfers in and out of Level 3. Additionally, in the rollforward of Level 3 activity, companies must present information on purchases, sales, issuances, and settlements on a gross basis rather than on a net basis. The Update also clarifies that fair value measurement disclosures should be presented for each class of assets and liabilities. A class is typically a subset of a line item in the statement of financial position. Companies should also provide information about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring instruments classified as either Level 2 or Level 3. We adopted this guidance in first quarter 2010 with prospective application, except for the new requirement related to the Level 3 rollforward. Gross presentation in the Level 3 rollforward is effective for us in first quarter 2011 with prospective application. Our adoption of the Update did not affect our consolidated financial statement results since it amends only the disclosure requirements for fair value measurements.

Adoption of ASU 2009-16 modification of guidance regarding ASC860, Transfers and Servicing
ASU 2009-16 (FAS 166) modifies certain guidance contained in ASC 860, Transfers and Servicing. This pronouncement eliminates the concept of qualifying special purpose entities (QSPEs) and provides additional criteria transferors must use to evaluate transfers of financial assets. The Update also requires that any assets or liabilities retained from a transfer accounted for as a sale must be initially recognized at fair value. We adopted this guidance in first quarter 2010 with prospective application for transfers that occurred on and after January 1, 2010.

Adoption of ASU 2009-17 amendment of consolidation provisions related to variable interest entities
ASU 2009-17 (FAS 167) amends several key consolidation provisions related to variable interest entities (VIEs), which are included in ASC 810, Consolidation. The scope of the new guidance includes entities that were previously designated as QSPEs. The Update also changes the approach companies must use to identify VIEs for which they are deemed to be the primary beneficiary and are required to consolidate. Under the new guidance, a VIE’s primary beneficiary is the entity that has the power to direct the VIE’s significant activities, and has an obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. The Update also requires companies to continually reassess whether they are the primary beneficiary of a VIE, whereas the previous rules only required reconsideration upon the occurrence of certain triggering events. We adopted this guidance in first quarter 2010, which resulted in the consolidation of  $18.6 billion of incremental assets onto our consolidated balance sheet and a  $183 million increase to beginning retained earnings as a cumulative effect adjustment.
     We also elected the fair value option for those newly consolidated VIEs for which our interests, prior to January 1, 2010, were predominantly carried at fair value with changes in fair value recorded to earnings. Accordingly, the fair value option was elected to effectively continue fair value accounting through earnings for those interests. Conversely, we did not elect the fair value option for those newly consolidated VIEs that did not share these characteristics. At January 1, 2010, the fair value of loans and long-term debt for which we elected the fair value option was  $1.0 billion and  $1.0 billion, respectively. The incremental impact of electing the fair value option (compared to not electing) on the cumulative effect adjustment to retained earnings was an increase of  $15 million. See Notes 8 and 16 for additional information.

Adoption of ASU 201010 amendment of consolidation accounting guidance to defer application of ASU 200919 to certain investments funds [Text Block]
ASU 2010-10 amends consolidation accounting guidance to defer indefinitely the application of ASU 2009-17 to certain investment funds. The amendment was effective for us in first quarter 2010. As a result, we did not consolidate any investment funds upon adoption of ASU 2009-17.

Adoption of ASU 2010-18 provisions for modified purchased credit-impaired loans accounted for within in a pool
ASU 2010-18 provides guidance for modified PCI loans that are accounted for within a pool. Under the new guidance, modified PCI loans should not be removed from a pool even if those loans would otherwise be deemed troubled debt restructurings (TDRs). The Update also clarifies that entities should consider the impact of modifications on a pool of PCI loans when evaluating that pool for impairment. These accounting changes were effective for us in third quarter 2010. Our adoption of the Update did not affect our consolidated financial statement results, as the new guidance is consistent with our previous accounting practice.

Adoption of ASU 2010-11 provisions for embedded credit derivatives in certain securitization structures
ASU 2010-11 provides guidance clarifying when entities should evaluate embedded credit derivative features in financial instruments issued from structures such as collateralized debt obligations (CDOs) and synthetic CDOs. The Update clarifies that bifurcation and separate accounting is not required for embedded credit derivative features that are only related to the transfer of credit risk that occurs when one financial instrument is subordinate to another. Embedded derivatives related to other types of credit risk must be analyzed to determine the appropriate accounting treatment. The guidance also allows companies to elect fair value option upon adoption for any investment in a beneficial interest in securitized financial assets. By making this election, companies would not be required to evaluate whether embedded credit derivative features exist for those interests. This guidance was effective for us in third quarter 2010. In conjunction with our adoption of this standard, we recorded a  $28 million decrease to beginning retained earnings as a cumulative effect adjustment.

Adoption of ASU 2010-20 enhanced disclosure requirements for the allowance for credit losses and financing receivables
ASU 2010-20 requires enhanced disclosures for the allowance for credit losses and financing receivables, which include certain loans and long-term accounts receivable. Companies are required to disaggregate credit quality information, including receivables on nonaccrual status and aging of past due receivables by class of financing receivable, and roll forward the allowance for credit losses by portfolio segment. Portfolio segment is the level at which an entity develops and documents a systematic method to determine its allowance for credit losses. Class of financing receivable is generally a disaggregation of portfolio segment. This guidance was effective for us in fourth quarter 2010 with prospective application. Companies must also provide supplemental information on the nature and extent of TDRs and their effect on the allowance for credit losses. Under ASU 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20, these TDR disclosures have been deferred to coincide with a separate FASB TDR project, with an expected effective date in second quarter 2011. Our adoption did not affect our consolidated financial statement results since it amends only the disclosure requirements for financing receivables and the allowance for credit losses.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
Accounting Standards Adopted in 2010
In first quarter 2010, we adopted the following accounting updates to the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC or Codification):
•	Accounting Standards Update (ASU or Update) 2010-6, Improving Disclosures about Fair Value Measurements;
•	ASU 2009-16, Accounting for Transfers of Financial Assets (Statement of Financial Accounting Standards (FAS) 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140);
•	ASU 2009-17, Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities (FAS 167, Amendments to FASB Interpretation No. 46(R)); and
•	ASU 2010-10, Amendments for Certain Investment Funds.
     In third quarter 2010, we adopted the following new accounting guidance:
•	ASU 2010-18, Effect of a Loan Modification When the Loan is Part of a Pool That is Accounted for as a Single Asset; and
•	ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives.
     In fourth quarter 2010, we adopted the following new accounting guidance:
•	ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.
     Information about these accounting updates is further described in more detail below.

Cash Flow, Supplemental Disclosures	SUPPLEMENTAL CASH FLOW INFORMATION Noncash activities are presented below, including information on transfers affecting MHFS, LHFS, and MSRs.
Subsequent Events
SUBSEQUENT EVENTS We have evaluated the effects of subsequent events that have occurred subsequent to period end December 31, 2010, and there have been no material events that would require recognition in our 2010 consolidated financial statements or disclosure in the Notes to the financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Supplemental Cash Flow Information

	Year ended December 31		,
(in millions)	2010	2009	2008

Transfers from trading assets to securities available for sale	$—	854	—
Transfers from (to) loans to (from) securities available for sale	3,476	(258)	(283)
Transfers from MHFS to trading assets	19,815	2,993	—
Transfers from MHFS to securities available for sale	—	—	544
Transfers from MHFS to MSRs	4,570	6,287	3,498
Transfers from MHFS to foreclosed assets	262	162	136
Transfers from (to) loans to (from) MHFS	230	144	(1,195)
Transfers from (to) loans to (from) LHFS	1,313	(111)	1,640
Transfers from loans to foreclosed assets	8,699	7,604	3,031
Changes in consolidations of variable interest entities:
Trading assets	155	—	—
Securities available for sale	(7,590)	—	—
Loans	26,117	—	—
Other assets	212	—	—
Short-term borrowings	5,127	—	—
Long-term debt	13,613	—	—
Accrued expenses and other liabilities	(32)	—	—
Net transfer from additional paid-in capital to noncontrolling interests	—	2,299	—
Issuance of common and preferred stock for purchase accounting	—	—	22,672
Decrease in noncontrolling interests due to deconsolidation of subsidiaries	440	—	—
Transfer from noncontrolling interests to long-term debt	345	—	—

Business Combinations (Tables)	12 Months Ended
Dec. 31, 2010
Business Combinations [Abstract]
Summary of Business Combinations Completed

(in millions)	Date	Assets

2010
Certain assets of GMAC Commercial Finance, LLC, New York, New York	April 30	$430
Other (1)	Various	40

		$470

2009
Capital TempFunds, Fort Lauderdale, Florida	March 2	$74
Other (2)	Various	39

		$113

2008
Flatiron Credit Company, Inc., Denver, Colorado	April 30	$332
Transcap Associates, Inc., Chicago, Illinois	June 27	22
United Bancorporation of Wyoming, Inc., Jackson, Wyoming (3)	July 1	2,110
Farmers State Bank of Fort Morgan Colorado, Fort Morgan, Colorado	December 6	186
Century Bancshares, Inc., Dallas, Texas	December 31	1,604
Wells Fargo Merchant Services, LLC (4)	December 31	1,251
Other (5)	Various	52

		$5,557

(1)	Consists of five acquisitions of insurance brokerage businesses.
(2)	Consists of eight acquisitions of insurance brokerage businesses.
(3)	Consists of five affiliated banks of United Bancorporation of Wyoming, Inc., located in Wyoming and Idaho, and certain assets and liabilities of United Bancorporation of Wyoming, Inc.
(4)	Represents a step acquisition resulting from the increase in Wells Fargo’s ownership from a 47.5% interest to a 60% interest in the Wells Fargo Merchant Services, LLC joint venture.
(5)	Consists of 12 acquisitions of insurance brokerage businesses.

Exit reserves associated with Wachovia acquisition

	Employee	Contract	Facilities
(in millions)	termination	termination	related	Total

Balance, December 31, 2008	$57	13	129	199
Purchase accounting adjustments (1)	596	61	354	1,011
Cash payments/utilization	(298)	(16)	(139)	(453)

Balance, December 31, 2009	$355	58	344	757
Cash payments/utilization	(300)	(56)	(278)	(634)
Change in estimates	(55)	(2)	(66)	(123)

Balance, December 31, 2010	$—	—	—	—

(1)	Certain purchase accounting adjustments have been refined during 2009 as additional information became available.

Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2010
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

	December 31		,
(in millions)	2010	2009

Federal funds sold and securities purchased under resale agreements	$24,880	8,042
Interest-earning deposits	53,433	31,668
Other short-term investments	2,324	1,175

Total	$80,637	40,885

Collateral received with the right to sell or repledge (1)	$22,495	9,663
Collateral sold or repledged (1)	14,624	7,952

(1)	Prior period has been revised to correct previously reported amounts.

Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2010
Securities Available for Sale (Tables) [Abstract]
Securities Available For Sale Major Categories

		Gross	Gross
		unrealized	unrealized	Fair
(in millions)	Cost	gains	losses	value

December 31, 2010
Securities of U.S. Treasury and federal agencies	$1,570	49	(15)	1,604
Securities of U.S. states and political subdivisions	18,923	568	(837)	18,654
Mortgage-backed securities:
Federal agencies	78,578	3,555	(96)	82,037
Residential	18,294	2,398	(489)	20,203
Commercial	12,990	1,199	(635)	13,554

Total mortgage-backed securities	109,862	7,152	(1,220)	115,794

Corporate debt securities	9,015	1,301	(37)	10,279
Collateralized debt obligations	4,638	369	(229)	4,778
Other (1)	16,063	576	(283)	16,356

Total debt securities	160,071	10,015	(2,621)	167,465

Marketable equity securities:
Perpetual preferred securities	3,671	250	(89)	3,832
Other marketable equity securities	587	771	(1)	1,357

Total marketable equity securities	4,258	1,021	(90)	5,189

Total (2)	$164,329	11,036	(2,711)	172,654

December 31, 2009
Securities of U.S. Treasury and federal agencies	$2,256	38	(14)	2,280
Securities of U.S. states and political subdivisions	13,212	683	(365)	13,530
Mortgage-backed securities:
Federal agencies	79,542	3,285	(9)	82,818
Residential	28,153	2,480	(2,043)	28,590
Commercial	12,221	602	(1,862)	10,961

Total mortgage-backed securities	119,916	6,367	(3,914)	122,369

Corporate debt securities	8,245	1,167	(77)	9,335
Collateralized debt obligations	3,660	432	(367)	3,725
Other (1)	15,025	1,099	(245)	15,879

Total debt securities	162,314	9,786	(4,982)	167,118

Marketable equity securities:
Perpetual preferred securities	3,677	263	(65)	3,875
Other marketable equity securities	1,072	654	(9)	1,717

Total marketable equity securities	4,749	917	(74)	5,592

Total (2)	$167,063	10,703	(5,056)	172,710

(1)	Included in the “Other” category are asset-backed securities collateralized by auto leases or loans and cash reserves with a cost basis and fair value of $6.2 billion and $6.4 billion, respectively, at December 31, 2010, and $8.2 billion and $8.5 billion, respectively, at December 31, 2009. Also included in the “Other” category are asset-backed securities collateralized by home equity loans with a cost basis and fair value of $927 million and $1.1 billion, respectively, at December 31, 2010, and $2.3 billion and $2.5 billion, respectively, at December 31, 2009. The remaining balances primarily include asset-backed securities collateralized by credit cards and student loans.
(2)	At December 31, 2010 and 2009, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies) with a book value that exceeded 10% of stockholders’ equity.

Securities Available For Sale Gross Unrealized Losses Over And Under 12 Months

	Less than 12 months		12 months or more		Total
	Gross		Gross		Gross
	unrealized	Fair	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value	losses	value

December 31, 2010
Securities of U.S. Treasury and federal agencies	$(15)	544	—	—	(15)	544
Securities of U.S. states and political subdivisions	(322)	6,242	(515)	2,720	(837)	8,962
Mortgage-backed securities:
Federal agencies	(95)	8,103	(1)	60	(96)	8,163
Residential	(35)	1,023	(454)	4,440	(489)	5,463
Commercial	(9)	441	(626)	5,141	(635)	5,582

Total mortgage-backed securities	(139)	9,567	(1,081)	9,641	(1,220)	19,208

Corporate debt securities	(10)	477	(27)	157	(37)	634
Collateralized debt obligations	(13)	679	(216)	456	(229)	1,135
Other	(13)	1,985	(270)	757	(283)	2,742

Total debt securities	(512)	19,494	(2,109)	13,731	(2,621)	33,225

Marketable equity securities:
Perpetual preferred securities	(41)	962	(48)	467	(89)	1,429
Other marketable equity securities	—	—	(1)	7	(1)	7

Total marketable equity securities	(41)	962	(49)	474	(90)	1,436

Total	$(553)	20,456	(2,158)	14,205	(2,711)	34,661

December 31, 2009
Securities of U.S. Treasury and federal agencies	$(14)	530	—	—	(14)	530
Securities of U.S. states and political subdivisions	(55)	1,120	(310)	2,826	(365)	3,946
Mortgage-backed securities:
Federal agencies	(9)	767	—	—	(9)	767
Residential	(243)	2,991	(1,800)	9,697	(2,043)	12,688
Commercial	(37)	816	(1,825)	6,370	(1,862)	7,186

Total mortgage-backed securities	(289)	4,574	(3,625)	16,067	(3,914)	20,641

Corporate debt securities	(7)	281	(70)	442	(77)	723
Collateralized debt obligations	(55)	398	(312)	512	(367)	910
Other	(73)	746	(172)	286	(245)	1,032

Total debt securities	(493)	7,649	(4,489)	20,133	(4,982)	27,782

Marketable equity securities:
Perpetual preferred securities	(1)	93	(64)	527	(65)	620
Other marketable equity securities	(9)	175	—	—	(9)	175

Total marketable equity securities	(10)	268	(64)	527	(74)	795

Total	$(503)	7,917	(4,553)	20,660	(5,056)	28,577

Securities Available For Sale Gross Unrealized Losses By Investment Grade

	Investment grade		Non-investment grade
	Gross		Gross
	unrealized	Fair	unrealized	Fair
(in millions)	losses	value	losses	value

December 31, 2010
Securities of U.S. Treasury and federal agencies	$(15)	544	—	—
Securities of U.S. states and political subdivisions	(722)	8,423	(115)	539
Mortgage-backed securities:
Federal agencies	(96)	8,163	—	—
Residential	(23)	888	(466)	4,575
Commercial	(299)	4,679	(336)	903

Total mortgage-backed securities	(418)	13,730	(802)	5,478

Corporate debt securities	(22)	330	(15)	304
Collateralized debt obligations	(42)	613	(187)	522
Other	(180)	2,510	(103)	232

Total debt securities	(1,399)	26,150	(1,222)	7,075
Perpetual preferred securities	(81)	1,327	(8)	102

Total	$(1,480)	27,477	(1,230)	7,177

December 31, 2009
Securities of U.S. Treasury and federal agencies	$(14)	530	—	—
Securities of U.S. states and political subdivisions	(275)	3,621	(90)	325
Mortgage-backed securities:
Federal agencies	(9)	767	—	—
Residential	(480)	5,661	(1,563)	7,027
Commercial	(1,247)	6,543	(615)	643

Total mortgage-backed securities	(1,736)	12,971	(2,178)	7,670

Corporate debt securities	(31)	260	(46)	463
Collateralized debt obligations	(104)	471	(263)	439
Other	(85)	644	(160)	388

Total debt securities	(2,245)	18,497	(2,737)	9,285
Perpetual preferred securities	(65)	620	—	—

Total	$(2,310)	19,117	(2,737)	9,285

Debt Securities Available For Sale Contractual Maturities

			Remaining contractual principal maturity
		Weighted-			After one year		After five years
	Total	average	Within one year		through five years		through ten years		After ten years
(in millions)	amount	yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield

December 31, 2010
Securities of U.S. Treasury and federal agencies	$1,604	2.54%	$9	5.07%	$641	1.72%	$852	2.94%	$102	4.15%
Securities of U.S. states and political subdivisions	18,654	5.99	322	3.83	3,210	3.57	1,884	6.13	13,238	6.60
Mortgage-backed securities:
Federal agencies	82,037	5.01	5	6.63	28	6.58	420	5.23	81,584	5.00
Residential	20,203	4.98	—	—	—	—	341	3.20	19,862	5.01
Commercial	13,554	5.39	—	—	1	1.38	215	5.28	13,338	5.39

Total mortgage-backed securities	115,794	5.05	5	6.63	29	6.38	976	4.53	114,784	5.05

Corporate debt securities	10,279	5.94	545	7.82	3,853	6.01	4,817	5.62	1,064	6.21
Collateralized debt obligations	4,778	0.80	—	—	545	0.88	2,581	0.72	1,652	0.90
Other	16,356	2.53	1,588	2.89	7,887	3.00	4,367	2.01	2,514	1.72

Total debt securities at fair value	$167,465	4.81%	$2,469	4.12%	$16,165	3.72%	$15,477	3.63%	$133,354	5.10%

December 31, 2009
Securities of U.S. Treasury and federal agencies	$2,280	2.80%	$413	0.79%	$669	2.14%	$1,192	3.87%	$6	4.03%
Securities of U.S. states and political subdivisions	13,530	6.75	77	7.48	703	6.88	1,055	6.56	11,695	6.76
Mortgage-backed securities:
Federal agencies	82,818	5.50	12	4.68	50	5.91	271	5.56	82,485	5.50
Residential	28,590	5.40	51	4.80	115	0.45	283	5.69	28,141	5.41
Commercial	10,961	5.29	85	0.68	71	5.55	169	5.66	10,636	5.32

Total mortgage-backed securities	122,369	5.46	148	2.44	236	3.14	723	5.63	121,262	5.46

Corporate debt securities	9,335	5.53	684	4.00	3,937	5.68	3,959	5.68	755	5.32
Collateralized debt obligations	3,725	1.70	2	5.53	492	4.48	1,837	1.56	1,394	0.90
Other	15,879	4.22	2,128	5.62	7,762	5.96	697	2.46	5,292	1.33

Total debt securities at fair value	$167,118	5.33%	$3,452	4.63%	$13,799	5.64%	$9,463	4.51%	$140,404	5.37%

Securities Available For Sale Realized Gains And Losses

	Year ended December 31		,
(in millions)	2010	2009	2008

Gross realized gains	$645	1,601	1,920
Gross realized losses	(32)	(160)	(101)
OTTI write-downs	(692)	(1,094)	(1,790)

Net realized gains (losses) from securities available for sale	(79)	347	29

Net realized gains (losses) from principal and private equity investments	534	(289)	251

Net realized gains from debt and equity securities	$455	58	280

Securities Available For Sale And Nonmarketable Equity Securities Other Than Temporary Impairment

	Year ended December 31			,
(in millions)	2010	2009	2008

OTTI write-downs included in earnings
Debt securities:
U.S. states and political subdivisions	$16	7	14
Mortgage-backed securities:
Federal agencies (1)	267	—	—
Residential	175	595	183
Commercial	120	137	23
Corporate debt securities	10	69	176
Collateralized debt obligations	15	125	147
Other debt securities	69	79	3

Total debt securities	672	1,012	546

Equity securities:
Marketable equity securities:
Perpetual preferred securities	15	50	1,057
Other marketable equity securities	5	32	187

Total marketable equity securities	20	82	1,244

Total securities available for sale	692	1,094	1,790

Nonmarketable equity securities	248	573	220

Total OTTI write-downs included in earnings	$940	1,667	2,010

(1)	Represents OTTI recognized on federal agency MBS because we had the intent to sell, of which $252 million relates to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.

Debt Securities Available For Sale Other Than Temporary Impairment

	Year ended December 31		,
(in millions)	2010	2009

OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$400	982
Intent-to-sell OTTI (1)	272	30

Total recorded as part of gross realized losses	672	1,012

Recorded directly to OCI for non-credit-related impairment:
U.S. states and political subdivisions	(4)	3
Residential mortgage-backed securities	(326)	1,124
Commercial mortgage-backed securities	138	179
Corporate debt securities	(1)	(2)
Collateralized debt obligations	54	20
Other debt securities	(33)	16

Total recorded directly to OCI for non-credit-related impairment (2)	(172)	1,340

Total OTTI on debt securities	$500	2,352

(1)	Amount includes $252 million related to securities with a fair value of $14.5 billion that were sold subsequent to December 31, 2010.
(2)	Represents amounts recorded to OCI on debt securities in periods OTTI write-downs have occurred. Changes in fair value in subsequent periods on such securities, to the extent additional credit-related OTTI did not occur, are not reflected in this total. For the year ended December 31, 2010, the non-credit-related impairment recorded to OCI was a $172 million reduction in total OTTI because the fair value of the security increased due to factors other than credit.

Credit Loss Component Of Credit-Impaired Debt Securities

	Year ended December 31	,
(in millions)	2010	2009

Credit loss component, beginning of year	$1,187	471
Additions:
Initial credit impairments	122	625
Subsequent credit impairments	278	357

Total additions	400	982

Reductions:
For securities sold	(263)	(255)
For securities derecognized resulting from adoption of consolidation accounting guidance	(242)	—
Due to change in intent to sell or requirement to sell	(2)	(1)
For recoveries of previous credit impairments (1)	(37)	(10)

Total reductions	(544)	(266)

Credit loss component, end of year	$1,043	1,187

(1)	Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.

Credit Loss Component Of Residential Mortgage Backed Securities Inputs To Measure

	Year ended December 31		,
( $ in millions)	2010	2009

Credit impairment losses on residential MBS
Investment grade	$5	24
Non-investment grade	170	567

Total credit impairment losses on residential MBS	$175	591

Significant inputs (non-agency – non-investment grade MBS)
Expected remaining life of loan losses (1):
Range (2)	1-43%	0-58
Credit impairment distribution (3):
0 - 10% range	52	56
10 - 20% range	29	27
20 - 30% range	17	12
Greater than 30%	2	5
Weighted average (4)	9	11
Current subordination levels (5):
Range (2)	0-25	0-44
Weighted average (4)	7	8
Prepayment speed (annual CPR (6)):
Range (2)	2-27	5-25
Weighted average (4)	14	11

(1)	Represents future expected credit losses on underlying pool of loans expressed as a percentage of total current outstanding loan balance.
(2)	Represents the range of inputs/assumptions based upon the individual securities within each category.
(3)	Represents distribution of credit impairment losses recognized in earnings categorized based on range of expected remaining life of loan losses. For example 52% of credit impairment losses recognized in earnings for the year ended December 31, 2010, had expected remaining life of loan loss assumptions of 0 to 10%.
(4)	Calculated by weighting the relevant input/assumption for each individual security by current outstanding amortized cost basis of the security.
(5)	Represents current level of credit protection (subordination) for the securities, expressed as a percentage of total current underlying loan balance.
(6)	Constant prepayment rate.

Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2010
Loans and Allowance for Credit Losses (Tables) [Abstract]
Loans and Allowance for Credit Losses, Loans Outstanding

	December 31					,
(in millions)	2010	2009	2008	2007	2006

Commercial:
Commercial and industrial	$151,284	158,352	202,469	90,468	70,404
Real estate mortgage	99,435	97,527	94,923	36,747	30,112
Real estate construction	25,333	36,978	42,861	18,854	15,935
Lease financing	13,094	14,210	15,829	6,772	5,614
Foreign (1)	32,912	29,398	33,882	7,441	6,666

Total commercial	322,058	336,465	389,964	160,282	128,731

Consumer:
Real estate 1-4 family first mortgage	230,235	229,536	247,894	71,415	53,228
Real estate 1-4 family junior lien mortgage	96,149	103,708	110,164	75,565	68,926
Credit card	22,260	24,003	23,555	18,762	14,697
Other revolving credit and installment	86,565	89,058	93,253	56,171	53,534

Total consumer	435,209	446,305	474,866	221,913	190,385

Total loans	$757,267	782,770	864,830	382,195	319,116

(1)	Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign if the borrower’s primary address is outside of the United States.

Loans and Allowance for Credit Losses, Significant Activity

	December 31, 2010
(in millions)	Commercial	Consumer	Total

Purchases	$2,135	162	2,297
Sales	(5,930)	(553)	(6,483)
Transfers from/(to) MHFS/LHFS	(1,461)	(82)	(1,543)

Loans and Allowance for Credit Losses, Commitments to Lend

	December 31		,
(in millions)	2010	2009

Commercial:
Commercial and industrial	$185,947	187,319
Real estate mortgage	4,596	5,138
Real estate construction	5,698	9,385
Foreign	7,775	4,468

Total commercial	204,016	206,310

Consumer:
Real estate 1–4 family first mortgage	36,562	33,460
Real estate 1–4 family junior lien mortgage	58,618	63,338
Credit card	62,019	65,952
Other revolving credit and installment	18,458	20,778

Total consumer	175,657	183,528

Total unfunded credit commitments	$379,673	389,838

Loans and Allowance for Credit Losses, Allowance for Credit Losses

	Year ended December 31				,
(in millions)	2010	2009	2008	2007	2006

Balance, beginning of year	$25,031	21,711	5,518	3,964	4,057
Provision for credit losses	15,753	21,668	15,979	4,939	2,204
Interest income on certain impaired loans (1)	(266)	—	—	—	—
Loan charge-offs:
Commercial:
Commercial and industrial	(2,775)	(3,365)	(1,653)	(629)	(414)
Real estate mortgage	(1,151)	(670)	(29)	(6)	(5)
Real estate construction	(1,189)	(1,063)	(178)	(14)	(2)
Lease financing	(120)	(229)	(65)	(33)	(30)
Foreign	(198)	(237)	(245)	(265)	(281)

Total commercial	(5,433)	(5,564)	(2,170)	(947)	(732)

Consumer:
Real estate 1-4 family first mortgage	(4,900)	(3,318)	(540)	(109)	(103)
Real estate 1-4 family junior lien mortgage	(4,934)	(4,812)	(2,204)	(648)	(154)
Credit card	(2,396)	(2,708)	(1,563)	(832)	(505)
Other revolving credit and installment	(2,437)	(3,423)	(2,300)	(1,913)	(1,685)

Total consumer	(14,667)	(14,261)	(6,607)	(3,502)	(2,447)

Total loan charge-offs	(20,100)	(19,825)	(8,777)	(4,449)	(3,179)

Loan recoveries:
Commercial:
Commercial and industrial	427	254	114	119	111
Real estate mortgage	68	33	5	8	19
Real estate construction	110	16	3	2	3
Lease financing	20	20	13	17	21
Foreign	53	40	49	65	76

Total commercial	678	363	184	211	230

Consumer:
Real estate 1-4 family first mortgage	522	185	37	22	26
Real estate 1-4 family junior lien mortgage	211	174	89	53	36
Credit card	218	180	147	120	96
Other revolving credit and installment	718	755	481	504	537

Total consumer	1,669	1,294	754	699	695

Total loan recoveries	2,347	1,657	938	910	925

Net loan charge-offs (2)	(17,753)	(18,168)	(7,839)	(3,539)	(2,254)

Allowances related to business combinations/other (3)	698	(180)	8,053	154	(43)

Balance, end of year	$23,463	25,031	21,711	5,518	3,964

Components:
Allowance for loan losses	$23,022	24,516	21,013	5,307	3,764
Allowance for unfunded credit commitments	441	515	698	211	200

Allowance for credit losses (4)	$23,463	25,031	21,711	5,518	3,964

Net loan charge-offs as a percentage of average total loans (2)	2.30%	2.21	1.97	1.03	0.73
Allowance for loan losses as a percentage of total loans (4)	3.04	3.13	2.43	1.39	1.18
Allowance for credit losses as a percentage of total loans (4)	3.10	3.20	2.51	1.44	1.24

(1)	Effective 2010, certain impaired loans with an allowance calculated by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize reductions in allowance as interest income.
(2)	For PCI loans, charge-offs are only recorded to the extent that losses exceed the purchase accounting estimates.
(3)	Includes $693 million related to the adoption of consolidation accounting guidance on January 1, 2010.
(4)	The allowance for credit losses includes $298 million and $333 million at December 31, 2010 and 2009, respectively, related to PCI loans acquired from Wachovia. Loans acquired from Wachovia are included in total loans net of related purchase accounting net write-downs.

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category

	Year ended December 31, 2010
(in millions)	Commercial	Consumer	Total

Balance, beginning of year	$8,141	16,890	25,031
Provision for credit losses	4,913	10,840	15,753
Interest income on certain impaired loans	(139)	(127)	(266)
Loan charge-offs	(5,433)	(14,667)	(20,100)
Loan recoveries	678	1,669	2,347

Net loan charge-offs	(4,755)	(12,998)	(17,753)

Allowance related to business combinations/other	9	689	698

Balance, end of year	$8,169	15,294	23,463

Loans and Allowance for Credit Losses, by Credit Impairment Method
The following table disaggregates our allowance for credit losses and recorded investment in loans by impairment methodology.

	December 31, 2010
	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total

Collectively evaluated (1)	$5,424	11,539	16,963	302,392	387,707	690,099
Individually evaluated (2)	2,479	3,723	6,202	11,731	14,007	25,738
PCI (3)	266	32	298	7,935	33,495	41,430

Total	$8,169	15,294	23,463	322,058	435,209	757,267

(1)	Represents loans collectively evaluated for impairment in accordance with ASC 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for unimpaired loans.
(2)	Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.
(3)	Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables — Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 03-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Loans by Credit Quality Indicator, Excluding Purchased Credit Impaired Loans

	December 31, 2010
	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

By risk category:
Pass	$126,058	70,597	11,256	12,411	30,341	250,663
Criticized	24,508	25,983	11,128	683	1,158	63,460

Total commercial loans (excluding PCI)	$150,566	96,580	22,384	13,094	31,499	314,123

	December 31, 2010
	Commercial	Real	Real
	and	estate	estate	Lease
(in millions)	industrial	mortgage	construction	financing	Foreign	Total

By delinquency status:
Current or 1-29 DPD	$146,135	90,233	19,005	12,927	31,350	299,650
30-89 DPD	910	1,016	510	59	—	2,495
90+ DPD and still accruing	308	104	193	—	22	627
Nonaccrual loans	3,213	5,227	2,676	108	127	11,351

Total commercial loans (excluding PCI)	$150,566	96,580	22,384	13,094	31,499	314,123

Loans by Days Past Due, Excluding Purchased Credit Impaired Loans

	December 31, 2010
	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

By delinquency status:
Current	$159,321	89,408	20,546	74,083	343,358
1-29 DPD	5,597	3,104	730	8,635	18,066
30-59 DPD	4,993	917	262	1,802	7,974
60-89 DPD	2,911	608	207	691	4,417
90-119 DPD	4,152	476	190	371	5,189
120-179 DPD	5,363	764	324	349	6,800
180+ DPD	14,653	622	1	634	15,910

Total consumer loans (excluding PCI)	$196,990	95,899	22,260	86,565	401,714

Purchased Credit Impaired Loans, Loans Outstanding

	December 31			,
(in millions)	2010	2009	2008

Commercial:
Commercial and industrial	$718	1,911	4,580
Real estate mortgage	2,855	4,137	5,803
Real estate construction	2,949	5,207	6,462
Foreign	1,413	1,733	1,859

Total commercial	7,935	12,988	18,704

Consumer:
Real estate 1-4 family first mortgage	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage	250	331	728
Other revolving credit and installment	—	—	151

Total consumer	33,495	38,717	40,093

Total PCI loans (carrying value)	$41,430	51,705	58,797

Total PCI loans (unpaid principal balance)	$64,331	83,615	98,182

Impaired Loans

	December 31, 2010
		Recorded investment
			Impaired loans
	Unpaid		with related	Related
	principal	Impaired	allowance for	allowance for
(in millions)	balance	loans	credit losses	credit losses

Commercial:
Commercial and industrial	$8,190	3,600	3,276	607
Real estate mortgage	7,439	5,239	5,163	1,282
Real estate construction	4,676	2,786	2,786	548
Lease financing	149	91	91	34
Foreign	215	15	15	8

Total commercial	20,669	11,731	11,331	2,479

Consumer:
Real estate 1-4 family first mortgage	12,834	11,603	11,603	2,754
Real estate 1-4 family junior lien mortgage	1,759	1,626	1,626	578
Credit card	548	548	548	333
Other revolving credit and installment	231	230	230	58

Total consumer	15,372	14,007	14,007	3,723

Total (excluding PCI)	$36,041	25,738	25,338	6,202

	December 31, 2009 (1)
(in millions)	Commercial	Consumer	Total

Recorded investment:
Impaired loans	$10,562	8,268	18,830
Impaired loans with a related
allowance for credit losses	9,666	8,268	17,934
Related allowance for credit losses	1,502	1,765	3,267

(1)	Balances have been revised to conform to our current classification of certain small commercial loans as impaired.

Loans by Loan to Value, Excluding Purchased Credit Impaired Loans

	December 31, 2010
	Real estate	Real estate
	1-4 family	1-4 family
	first	junior lien
	mortgage	mortgage
(in millions)	by LTV	by CLTV	Total

By LTV/CLTV:
0-60%	$48,905	14,814	63,719
60.01-80%	46,453	17,744	64,197
80.01-100%	44,892	24,255	69,147
100.01-120% (1)	28,587	17,887	46,474
> 120% (1)	24,578	18,628	43,206
No LTV/CLTV available	3,575	2,571	6,146

Total (excluding PCI)	$196,990	95,899	292,889

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.

Purchased Credit Impaired Loans by Days Past Due

	December 31, 2010
	Real estate	Real estate
	1-4 family	1-4 family
	first	junior lien
(in millions)	mortgage	mortgage	Total

By delinquency status:
Current	$29,253	357	29,610
1-29 DPD	44	79	123
30-59 DPD	3,586	30	3,616
60-89 DPD	1,364	17	1,381
90-119 DPD	881	13	894
120-179 DPD	1,346	19	1,365
180+ DPD	7,214	220	7,434

Total consumer PCI loans	$43,688	735	44,423

Total consumer PCI loans (carrying value)	$33,245	250	33,495

Purchased Credit Impaired Loans, Accretable Yield

	Year ended December 31		,
(in millions)	2010	2009

Total, beginning of year	$14,559	10,447
Accretion	(2,435)	(2,606)
Reclassification from nonaccretable difference for loans with improving cash flows	3,399	441
Changes in expected cash flows that do not affect nonaccretable difference (1)	1,191	6,277

Total, end of year	$16,714	14,559

(1)	Represents changes in cash flows expected to be collected, changes in interest rates on variable rate PCI loans, and the impact of modifications on expected cash flows.

Impaired Loans, Average Recorded Investment

	Year ended
	December 31, 2010
	Average	Recognized
	recorded	interest
(in millions)	investment	income

Commercial:
Commercial and industrial	$4,098	64
Real estate mortgage	4,598	41
Real estate construction	3,203	28
Lease financing	166	—
Foreign	47	—

Total commercial	12,112	133

Consumer:
Real estate 1-4 family first mortgage	9,221	494
Real estate 1-4 family junior lien mortgage	1,443	55
Credit card	360	13
Other revolving credit and installment	132	3

Total consumer	11,156	565

Total impaired loans	$23,268	698

Nonaccrual Loans

	December 31		,
(in millions)	2010	2009

Commercial:
Commercial and industrial	$3,213	4,397
Real estate mortgage	5,227	3,696
Real estate construction	2,676	3,313
Lease financing	108	171
Foreign	127	146

Total commercial (1)	11,351	11,723

Consumer:
Real estate 1-4 family first mortgage (2)	12,289	10,100
Real estate 1-4 family junior lien mortgage	2,302	2,263
Other revolving credit and installment	300	332

Total consumer	14,891	12,695

Total nonaccrual loans (excluding PCI)	$26,242	24,418

(1)	Includes LHFS of $3 million and $27 million at December 31, 2010 and 2009, respectively.
(2)	Includes MHFS of $426 million and $339 million at December 31, 2010 and 2009, respectively.

Purchased Credit Impaired Loans by Loan to Value

	December 31, 2010
	Real estate	Real estate
	1-4 family	1-4 family
	first	junior lien
	mortgage	mortgage
(in millions)	by LTV	by CLTV	Total

By LTV/CLTV:
0-60%	$1,653	43	1,696
60.01-80%	5,513	42	5,555
80.01-100%	11,861	89	11,950
100.01-120%	9,525	116	9,641
> 120%	15,047	314	15,361
No LTV/CLTV available	89	131	220

Total consumer PCI loans	$43,688	735	44,423

Total consumer PCI loans (carrying value)	$33,245	250	33,495

Purchased Credit Impaired Loans, Allowance for Credit Losses

			Other
(in millions)	Commercial	Pick-a-Pay	consumer	Total

Balance, December 31, 2008	$—	—	—	—
Provision for losses due to credit deterioration	850	—	3	853
Charge-offs	(520)	—	—	(520)

Balance, December 31, 2009	330	—	3	333
Provision for losses due to credit deterioration	712	—	59	771
Charge-offs	(776)	—	(30)	(806)

Balance, December 31, 2010	$266	—	32	298

Impaired Loans, Interest Income

	Year ended December 31			,
(in millions)	2010	2009	2008

Average recorded investment in impaired loans	$23,268	10,557	1,952

Interest income:
Cash basis of accounting	$250	130	34
Other (1)	448	102	9

Total interest income	$698	232	43

(1)	Includes interest recognized on accruing TDRs, interest recognized related to the passage of time, and amortization of purchase accounting adjustments related to certain impaired loans. See footnote 1 to the table of changes in the allowance for credit losses.

90 days Past Due but Still Accruing Loans

	December 31		,
(in millions)	2010	2009

Commercial:
Commercial and industrial	$308	590
Real estate mortgage	104	1,014
Real estate construction	193	909
Foreign	22	73

Total commercial	627	2,586

Consumer:
Real estate 1-4 family first mortgage (1)	941	1,623
Real estate 1-4 family junior lien mortgage (1)	366	515
Credit card	516	795
Other revolving credit and installment	1,305	1,333

Total consumer	3,128	4,266

Total (excluding PCI)	$3,755	6,852

(1)	Includes mortgage loans held for sale 90 days or more past due and still accruing.

Purchased Credit Impaired Loans by FICO

	December 31, 2010
	Real estate	Real estate
	1-4 family	1-4 family
	first	junior lien
(in millions)	mortgage	mortgage	Total

By FICO:
< 600	$22,334	363	22,697
600-639	7,563	109	7,672
640-679	6,185	96	6,281
680-719	3,949	60	4,009
720-759	2,057	17	2,074
760-799	1,087	7	1,094
800+	232	2	234
No FICO available	281	81	362

Total consumer PCI loans	$43,688	735	44,423

Total consumer PCI loans (carrying value)	$33,245	250	33,495

Loans by FICO, Excluding Purchased Credit Impaired Loans

	December 31, 2010
	Real estate	Real estate		Other
	1-4 family	1-4 family		revolving
	first	junior lien	Credit	credit and
(in millions)	mortgage	mortgage	card	installment	Total

By updated FICO:
< 600	$34,207	9,037	2,872	10,809	56,925
600-639	14,422	4,509	1,826	5,970	26,727
640-679	18,794	7,729	3,305	8,354	38,182
680-719	26,435	13,768	4,522	9,495	54,220
720-759	29,335	20,322	4,441	8,827	62,925
760-799	47,054	27,214	3,215	9,368	86,851
800+	19,702	10,607	1,794	4,693	36,796
No FICO available	7,041	2,713	285	7,457	17,496
FICO not required	—	—	—	21,592	21,592

Total consumer loans (excluding PCI)	$196,990	95,899	22,260	86,565	401,714

Purchased Credit Impaired Loans by Credit Quality Indicator

	December 31, 2010
	Commercial	Real	Real
	and	estate	estate
(in millions)	industrial	mortgage	construction	Foreign	Total

By risk category:
Pass	$214	352	128	210	904
Criticized	504	2,503	2,821	1,203	7,031

Total commercial PCI loans	$718	2,855	2,949	1,413	7,935

Premises, Equipment, Lease Commitments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2010
Premises, Equipment, Lease Commitments and Other Assets (Tables) [Abstract]
Summary of Premises, Equipment, Lease Commitments and Other Assets Text Block

	December 31		,
(in millions)	2010	2009

Land	$1,825	2,140
Buildings	7,440	8,143
Furniture and equipment	6,689	6,232
Leasehold improvements	1,683	1,381
Premises and equipment leased under capital leases	148	152

Total premises and equipment	17,785	18,048
Less: Accumulated depreciation and amortization	8,141	7,312

Net book value, premises and equipment	$9,644	10,736

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases Text Block

	Operating	Capital
(in millions)	leases	leases

Year ended December 31,
2011	$1,134	14
2012	1,235	5
2013	1,099	5
2014	944	4
2015	788	3
Thereafter	3,405	21

Total minimum lease payments	$8,605	52

Executory costs		$(14)
Amounts representing interest		(12)

Present value of net minimum lease payments		$26

Components of Other Assets Text Block

	December 31		,
(in millions)	2010	2009

Nonmarketable equity investments:
Cost method:
Private equity investments	$3,240	3,808
Federal bank stock	5,254	5,985

Total cost method	8,494	9,793
Equity method	7,624	5,138
Principal investments (1)	305	1,423

Total nonmarketable equity investments	16,423	16,354
Corporate/bank-owned life insurance	19,845	19,515
Accounts receivable	23,763	20,565
Interest receivable	4,895	5,946
Core deposit intangibles	8,904	10,774
Customer relationship and other amortized intangibles	1,847	2,154
Net deferred tax assets	—	3,212
Foreclosed assets:
GNMA (2)	1,479	960
Other	4,530	2,199
Operating lease assets	1,873	2,395
Due from customers on acceptances	229	810
Other	15,993	19,296

Total other assets	$99,781	104,180

(1)	Principal investments are recorded at fair value with realized and unrealized gains (losses) included in net gains (losses) from equity investments in the income statement.
(2)	These are foreclosed real estate securing FHA insured and VA guaranteed loans. Both principal and interest for these loans secured by the foreclosed real estate are collectible because they are insured/guaranteed.

Income Related to Nonmarketable Equity Investments Text Block

	Year ended December 31			,
(in millions)	2010	2009	2008

Net gains (losses) from:
Private equity investments (1)	$492	(368)	251
Principal investments	42	79	—
All other nonmarketable equity investments	(188)	(234)	(10)

Net gains (losses) from nonmarketable equity investments	$346	(523)	241

(1)	Net gains in 2008 include $334 million gain from our ownership in Visa, which completed its initial public offering in March 2008.

Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2010
Securitizations and Variable Interest Entities (Tables) [Abstract]
Assets and Liabilities associated with Variable Interest entities

				Transfers that
	VIEs that we	VIEs		we account
	do not	that we		for as secured
(in millions)	consolidate	consolidate		borrowings	Total

December 31, 2010
Cash	$—	200		398	598
Trading assets	5,351	143		32	5,526
Securities available for sale (1)	24,001	2,159		7,834	33,994
Loans	12,400	16,708		1,613	30,721
Mortgage servicing rights	13,262	—		—	13,262
Other assets	3,783	2,039		90	5,912

Total assets	58,797	21,249		9,967	90,013

Short-term borrowings	—	3,636	(2)	7,773	11,409
Accrued expenses and other liabilities	3,514	716	(2)	14	4,244
Long-term debt	—	8,377	(2)	1,700	10,077

Total liabilities	3,514	12,729		9,487	25,730

Noncontrolling interests	—	40		—	40

Net assets	$55,283	8,480		480	64,243

December 31, 2009
Cash	$—	273		328	601
Trading assets	6,097	77		35	6,209
Securities available for sale (1)	35,186	1,794		7,126	44,106
Loans	15,698	561		2,007	18,266
Mortgage servicing rights	16,233	—		—	16,233
Other assets	5,604	2,595		68	8,267

Total assets	78,818	5,300		9,564	93,682

Short-term borrowings	—	351		1,996	2,347
Accrued expenses and other liabilities	3,352	708		4,864	8,924
Long-term debt (3)	—	1,163		1,938	3,101

Total liabilities	3,352	2,222		8,798	14,372

Noncontrolling interests	—	68		—	68

Net assets	$75,466	3,010		766	79,242

(1)	Excludes certain debt securities related to loans serviced for the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and GNMA.
(2)	Includes the following VIE liabilities at December 31, 2010, with recourse to the general credit of Wells Fargo: Short-term borrowings, $3.6 billion; Accrued expenses and other liabilities, $645 million; and Long-term debt, $53 million.
(3)	“VIEs that we consolidate” has been revised to correct previously reported amount.

Transactions with Variable Interest Entity

					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets

December 31, 2010
		Carrying value – asset (liability)

Residential mortgage loan securitizations:
Conforming	$1,068,737	5,527	12,115	—	(928)	16,714
Other/nonconforming	76,304	2,997	495	6	(107)	3,391
Commercial mortgage securitizations	190,377	5,506	608	261	—	6,375
Collateralized debt obligations:
Debt securities	20,046	1,436	—	844	—	2,280
Loans (2)	9,970	9,689	—	—	—	9,689
Asset-based finance structures	12,055	6,556	—	(118)	—	6,438
Tax credit structures	20,981	3,614	—	—	(1,129)	2,485
Collateralized loan obligations	13,196	2,804	—	56	—	2,860
Investment funds	10,522	1,416	—	—	—	1,416
Other (3)	20,031	3,221	43	377	(6)	3,635

Total	$1,442,219	42,766	13,261	1,426	(2,170)	55,283

		Maximum exposure to loss

Residential mortgage loan securitizations:
Conforming		$5,527	12,115	—	4,248	21,890
Other/nonconforming		2,997	495	6	233	3,731
Commercial mortgage securitizations		5,506	608	488	—	6,602
Collateralized debt obligations:
Debt securities		1,436	—	2,850	7	4,293
Loans (2)		9,689	—	—	—	9,689
Asset-based finance structures		6,556	—	118	2,175	8,849
Tax credit structures		3,614	—	—	1	3,615
Collateralized loan obligations		2,804	—	56	519	3,379
Investment funds		1,416	—	—	87	1,503
Other (3)		3,221	43	916	162	4,342

Total		$42,766	13,261	4,434	7,432	67,893

					Other
	Total	Debt and			commitments
	VIE	equity	Servicing		and	Net
(in millions)	assets	interests (1)	assets	Derivatives	guarantees	assets

December 31, 2009
		Carrying value – asset (liability)

Residential mortgage loan securitizations (4):
Conforming	$1,150,515	5,846	13,949	—	(869)	18,926
Other/nonconforming	251,850	11,683	1,538	16	(15)	13,222
Commercial mortgage securitizations	345,561	3,760	696	489	—	4,945
Collateralized debt obligations:
Debt securities	45,684	3,024	—	1,746	—	4,770
Loans (2)	10,215	9,964	—	—	—	9,964
Multi-seller commercial paper conduit (5)	5,160	—	—	—	—	—
Asset-based finance structures	17,467	10,187	—	(72)	(248)	9,867
Tax credit structures	27,537	4,659	—	—	(653)	4,006
Collateralized loan obligations	23,830	3,602	—	64	—	3,666
Investment funds	84,642	1,831	—	—	(129)	1,702
Other (3)	23,538	3,626	50	1,015	(293)	4,398

Total	$1,985,999	58,182	16,233	3,258	(2,207)	75,466

		Maximum exposure to loss

Residential mortgage loan securitizations (4):
Conforming		$5,846	13,949	—	4,567	24,362
Other/nonconforming		11,683	1,538	30	218	13,469
Commercial mortgage securitizations		3,760	696	766	—	5,222
Collateralized debt obligations:
Debt securities		3,024	—	3,586	33	6,643
Loans (2)		9,964	—	—	—	9,964
Multi-seller commercial paper conduit (5)		—	—	5,263	—	5,263
Asset-based finance structures		10,187	—	72	968	11,227
Tax credit structures		4,659	—	—	4	4,663
Collateralized loan obligations		3,702	—	64	473	4,239
Investment funds (6)		2,331	—	500	218	3,049
Other (3)		3,626	50	1,818	1,774	7,268

Total		$58,782	16,233	12,099	8,255	95,369

(1)	Excludes certain debt securities held related to loans serviced for FNMA, FHLMC and GNMA.
(2)	Represents senior loans to trusts that are collateralized by asset-backed securities. The trusts invest primarily in senior tranches from a diversified pool of primarily U.S. asset securitizations, of which all are current, and over 91% were rated as investment grade by the primary rating agencies at December 31, 2010. These senior loans were acquired in the Wachovia business combination and are accounted for at amortized cost as initially determined under purchase accounting and are subject to the Company’s allowance and credit charge-off policies.
(3)	Includes student loan securitizations, auto loan securitizations and credit-linked note structures. Also contains investments in auction rate securities (ARS) issued by VIEs that we do not sponsor and, accordingly, are unable to obtain the total assets of the entity.
(4)	Total VIE assets at December 31, 2009, includes $20.9 billion of nonconforming residential mortgage securitizations that were consolidated in first quarter 2010.
(5)	The multi-seller commercial paper conduit was consolidated in first quarter 2010.
(6)	“Other commitments and guarantees” has been revised to correct previously reported amount.

Cash flows with securitization trusts

	Year ended December 31				,
	2010		2009
		Other		Other
	Mortgage	financial	Mortgage	financial
(in millions)	loans	assets	loans	assets

Sales proceeds from securitizations (1)	$374,488	—	394,632	—
Servicing fees	4,316	34	4,283	42
Other interests held (2)	1,786	442	3,757	310
Purchases of delinquent assets	25	—	45	—
Net servicing advances	49	—	257	—

(1)	Represents cash flow data for all loans securitized in the period presented.
(2)	“Other financial assets” for 2009 has been revised to correct previously reported amount.

Key Assumptions To Measure Mortgage Servicing Assets At Date Of Securitization

	Mortgage servicing rights
	2010	2009

Prepayment speed (annual CPR (1))	13.5%	13.4
Life (in years)	5.4	5.6
Discount rate	8.0%	8.3

(1)	Constant prepayment rate.

Key Assumptions To Measure Mortgage Servicing Rights And Other Interests Held At Balance Sheet Date

		Other interests held
	Mortgage	Interest-
	servicing	only	Subordinated	Senior
(in millions)	rights	strips	bonds	bonds

Fair value of interests held at December 31, 2010	$16,279	226	47	441
Expected weighted-average life (in years)	5.2	5.2	8.3	4.5
Prepayment speed assumption (annual CPR)	12.6%	11.4	4.8	18.1
Decrease in fair value from:
10% adverse change	$844	7	—	2
25% adverse change	1,992	16	—	6
Discount rate assumption	8.1%	17.8	10.2	6.8
Decrease in fair value from:
100 basis point increase	$777	6	3	14
200 basis point increase	1,487	13	6	27
Credit loss assumption			0.7%	3.7
Decrease in fair value from:
10% higher losses			$—	1
25% higher losses			—	3

Principal Balances - Off-Balance Sheet Securitized Loans

							Net charge-offs
	Total loans			Delinquent loans			Year ended
	December 31		,	December 31		,	December 31		,
(in millions)	2010	2009		2010	2009		2010	2009

Commercial:
Commercial and industrial	$1	78		—	65		—	—
Real estate mortgage	207,015	221,516		11,515	7,208		919	108

Total commercial	207,016	221,594		11,515	7,273		919	108

Consumer:
Real estate 1-4 family first mortgage	1,090,755	1,062,938		5,275	7,501		1,408	1,287
Real estate 1-4 family junior lien mortgage	1	3,292		—	76		—	54
Other revolving credit and installment	2,454	5,104		102	100		—	107

Total consumer	1,093,210	1,071,334		5,377	7,677		1,408	1,448

Total off-balance sheet securitized loans	$1,300,226	1,292,928		16,892	14,950		2,327	1,556

Transactions With Consolidated Variable Interest Entities

		Carrying value
	Total		Third
	VIE	Consolidated	party	Noncontrolling	Net
(in millions)	assets	assets	liabilities	interests	assets

December 31, 2010
Secured borrowings:
Municipal tender option bond securitizations	$10,687	7,874	(7,779)	—	95
Auto loan securitizations	154	154	—	—	154
Commercial real estate loans	1,321	1,321	(1,272)	—	49
Residential mortgage securitizations	700	618	(436)	—	182

Total secured borrowings	12,862	9,967	(9,487)	—	480

Consolidated VIEs:
Nonconforming residential mortgage loan securitizations	14,518	13,529	(6,723)	—	6,806
Multi-seller commercial paper conduit	3,197	3,197	(3,279)	—	(82)
Auto loan securitizations	1,010	1,010	(955)	—	55
Structured asset finance	146	146	(21)	(11)	114
Investment funds	1,197	1,197	(54)	(14)	1,129
Other	2,173	2,170	(1,697)	(15)	458

Total consolidated VIEs	22,241	21,249	(12,729)	(40)	8,480

Total secured borrowings and consolidated VIEs	$35,103	31,216	(22,216)	(40)	8,960

December 31, 2009
Secured borrowings:
Municipal tender option bond securitizations (1)	$9,649	7,189	(6,856)	—	333
Auto loan securitizations	274	274	(121)	—	153
Commercial real estate loans	1,309	1,309	(1,269)	—	40
Residential mortgage securitizations	901	792	(552)	—	240

Total secured borrowings	12,133	9,564	(8,798)	—	766

Consolidated VIEs:
Structured asset finance (2)	2,791	1,074	(919)	(10)	145
Investment funds	2,257	2,245	(271)	(33)	1,941
Other (2)	2,697	1,981	(1,032)	(25)	924

Total consolidated VIEs	7,745	5,300	(2,222)	(68)	3,010

Total secured borrowings and consolidated VIEs	$19,878	14,864	(11,020)	(68)	3,776

(1)	“Total VIE assets” has been revised to correct previously reported amount.
(2)	“Third party liabilities” has been revised to correct previously reported amounts.

Mortgage Banking Activities (Tables)	12 Months Ended
Dec. 31, 2010
Mortgage Banking Activities (Tables) [Abstract]
Changes in Mortgage Servicing Rights Carried at Fair Value

	Year ended December 31		,
(in millions)	2010	2009	2008

Fair value, beginning of year	$16,004	14,714	16,763
Adjustments from adoption of consolidation accounting guidance	(118)	—	—
Purchases	—	—	191
Acquired from Wachovia (1)	—	34	479
Servicing from securitizations or asset transfers	4,092	6,226	3,450
Sales	—	—	(269)

Net additions	3,974	6,260	3,851

Changes in fair value:
Due to changes in valuation model inputs or assumptions (2)	(2,957)	(1,534)	(3,341)
Other changes in fair value (3)	(2,554)	(3,436)	(2,559)

Total changes in fair value	(5,511)	(4,970)	(5,900)

Fair value, end of year	$14,467	16,004	14,714

(1)	The 2009 amount reflects refinements to initial December 31, 2008, Wachovia purchase accounting adjustments.
(2)	Principally reflects changes in discount rates and prepayment speed assumptions, mostly due to changes in interest rates, and costs to service, including delinquency and foreclosure costs.
(3)	Represents changes due to collection/realization of expected cash flows over time.

Changes in Amortized Mortgage Servicing Rights

	Year ended December 31			,
(in millions)	2010	2009	2008

Balance, beginning of year	$1,119	1,446	466
Adjustments from adoption of consolidation accounting guidance	(5)	—	—
Purchases	58	11	10
Acquired from Wachovia (1)	—	(135)	1,021
Servicing from securitizations or asset transfers	478	61	24
Amortization	(228)	(264)	(75)

Balance, end of year (2)	1,422	1,119	1,446

Valuation allowance:
Balance, beginning of year	—	—	—
Provision for MSRs in excess of fair value	(3)	—	—

Balance, end of year (3)	(3)	—	—

Amortized MSRs, net	$1,419	1,119	1,446

Fair value of amortized MSRs:
Beginning of year	$1,261	1,555	573
End of year (4)	1,812	1,261	1,555

(1)	The 2009 amount reflects refinements to initial December 31, 2008, Wachovia purchase accounting adjustments.
(2)	Includes $400 million in residential amortized MSRs at December 31, 2010. The 2009 and 2008 balances are commercial amortized MSRs. For the year ended December 31, 2010, servicing from securitizations or asset transfers on the residential MSR portfolio was $405 million and the residential MSR amortization was $(5) million.
(3)	Commercial amortized MSRs are evaluated for impairment purposes by the following risk strata: agency (GSEs) and non-agency. There was no valuation allowance recorded for the periods presented on the commercial amortized MSRs. Residential amortized MSRs are evaluated for impairment purposes by the following risk strata: Mortgages sold to GSEs (FHLMC and FNMA) and mortgages sold to GNMA, each by interest rate stratifications. A valuation allowance of $3 million was recorded on the residential amortized MSRs for the year ended December 31, 2010.
(4)	Includes fair value of $441 million in residential amortized MSRs and $1,371 million in commercial amortized MSRs at December 31, 2010.

Components of Managed Servicing Portfolio

	December 31			,
(in billions)	2010	2009	2008

Residential mortgage servicing:
Serviced for others	$1,429	1,422	1,388
Owned loans serviced	371	364	378
Subservicing	9	10	15

Total residential servicing	1,809	1,796	1,781

Commercial mortgage servicing:
Serviced for others	408	454	472
Owned loans serviced	99	105	103
Subservicing	13	10	11

Total commercial servicing	520	569	586

Total managed servicing portfolio	$2,329	2,365	2,367

Total serviced for others	$1,837	1,876	1,860
Ratio of MSRs to related loans serviced for others	0.86%	0.91	0.87

Components of Mortgage Banking Noninterest Income

	Year ended December 31		,
(in millions)	2010	2009	2008

Servicing income, net:
Servicing fees (1)(2)	$4,597	4,176	4,109
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions (3)	(2,957)	(1,534)	(3,341)
Other changes in fair value (4)	(2,554)	(3,436)	(2,559)

Total changes in fair value of MSRs carried at fair value	(5,511)	(4,970)	(5,900)
Amortization, net of impairment	(228)	(264)	(75)
Provision for MSRs in excess of fair value	(3)	—	—
Net derivative gains from economic hedges (5)	4,485	6,849	3,099

Total servicing income, net	3,340	5,791	1,233
Net gains on mortgage loan origination/sales activities (2)	6,397	6,237	1,292

Total mortgage banking noninterest income	$9,737	12,028	2,525

Market-related valuation changes to MSRs, net of hedge results (3) + (5)	$1,528	5,315	(242)

(1)	Amounts are presented net of certain unreimbursed direct servicing obligations primarily associated with workout activities.
(2)	2009 and 2008 amounts have been revised to conform with current period presentation.
(3)	Principally reflects changes in discount rates and prepayment speed assumptions, mostly due to changes in interest rates and costs to service, including delinquency and foreclosure costs.
(4)	Represents changes due to collection/realization of expected cash flows over time.
(5)	Represents results from free-standing derivatives (economic hedges) used to hedge the risk of changes in fair value of MSRs. See Note 15 – Free-Standing Derivatives for additional discussion and detail.

Servicing Fees and Other Charges

	Year ended December 31			,
(in millions)	2010	2009	2008

Contractually specified servicing fees	$4,566	4,473	3,904
Late charges	360	330	283
Ancillary fees	434	287	148

     The table below summarizes the changes in our liability for mortgage loan repurchase losses. This liability is in “Accrued expenses and other liabilities” in our consolidated financial statements and the provision for repurchase losses reduces net gains on mortgage loan origination/sales activities.

	Year ended December 31			,
(in millions)	2010	2009	2008

Balance, beginning of year	$1,033	589	253
Wachovia acquisition (1)	—	31	187
Provision for repurchase losses:
Loan sales	144	302	165
Change in estimate – primarily due to credit deterioration	1,474	625	234

Total additions	1,618	958	586
Losses	(1,362)	(514)	(250)

Balance, end of year	$1,289	1,033	589

(1)	The 2009 amount is refinement to initial December 31, 2008, Wachovia purchase accounting adjustments.

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Intangible Assets (Tables) [Abstract]
Gross Carrying Value of Intangible Assets And Accumulated Amortization

	December 31						,
	2010			2009
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
(in millions)	value	amortization	value	value	amortization	value

Amortized intangible assets:
MSRs (1)	$2,131	(712)	1,419	1,606	(487)	1,119
Core deposit intangibles	15,133	(6,229)	8,904	15,140	(4,366)	10,774
Customer relationship and other intangibles	3,077	(1,230)	1,847	3,050	(896)	2,154

Total amortized intangible assets	$20,341	(8,171)	12,170	19,796	(5,749)	14,047

MSRs (carried at fair value) (1)	$14,467		14,467	16,004		16,004
Goodwill	24,770		24,770	24,812		24,812
Trademark	14		14	14		14

(1)	See Note 9 for additional information on MSRs.

Amortization Expense for Intangible Assets

			Customer
		Core	relationship
	Amortized	deposit	and other
(in millions)	MSRs	intangibles	intangibles	Total

Year ended December 31, 2010 (actual)	$228	1,872	334	2,434

Estimate for year ended December 31,
2011	$247	1,593	286	2,126
2012	222	1,396	269	1,887
2013	189	1,241	249	1,679
2014	161	1,113	234	1,508
2015	139	1,022	212	1,373

Allocation of Goodwill to Operating Segments

			Wealth	,
	Community	Wholesale	Brokerage and		Consolidated
(in millions)	Banking	Banking	Retirement		Company

December 31, 2008	$16,638	5,621	368		22,627
Goodwill from business combinations	1,329	844	5		2,178
Foreign currency translation adjustments	7	—	—		7

December 31, 2009	17,974	6,465	373		24,812
Goodwill from business combinations, net	(52)	10	—		(42)

December 31, 2010	$17,922	6,475	373		24,770

Deposits (Tables)	12 Months Ended
Dec. 31, 2010
Deposits (Tables) [Abstract]
Contractual maturities of Time Certificate of deposits and other time deposit

(in millions)	December 31, 2010

2011	$43,612
2012	15,624
2013	17,977
2014	3,831
2015	7,024
Thereafter	2,500

Total	$90,568

Contractual maturities of Time deposits with a denomination of $100,000 or more

(in millions)	December 31, 2010

Three months or less	$5,320
After three months through six months	1,358
After six months through twelve months	8,086
After twelve months	19,097

Total	$33,861

Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2010
Short-Term Borrowings (Tables) [Abstract]
Short term borrowings mature in less than 30 days

	2010		2009		2008
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate

As of December 31,
Commercial paper and other short-term borrowings	$17,454	0.26%	$12,950	0.39%	$45,871	0.93%
Federal funds purchased and securities sold under agreements to repurchase	37,947	0.15	26,016	0.08	62,203	1.12

Total	$55,401	0.19	$38,966	0.18	$108,074	1.04

Year ended December 31,
Average daily balance
Commercial paper and other short-term borrowings	$16,330	0.31	$27,793	0.43	$43,792	2.43
Federal funds purchased and securities sold under agreements to repurchase	30,494	0.18	24,179	0.46	22,034	1.88

Total	$46,824	0.22	$51,972	0.44	$65,826	2.25

Maximum month-end balance
Commercial paper and other short-term borrowings (1)	$17,646	N/A	$62,871	N/A	$76,009	N/A
Federal funds purchased and securities sold under agreements to repurchase (2)	37,947	N/A	30,608	N/A	62,203	N/A

N/A- Not Applicable
(1)	Highest month-end balance in each of the last three years was March 2010, February 2009 and August 2008.
(2)	Highest month-end balance in each of the last three years was December 2010, February 2009 and December 2008.

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-Term Debt (Tables) [Abstract]
Long term debt based on original maturity

	December 31				,
	2010			2009	(1)
	Maturity	Stated
(in millions)	date(s)	interest rate(s)

Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes (2)	2011-2035	2.125-6.75%	$40,630	46,266
Floating-rate notes (2)	2011-2048	Varies	26,750	41,231
Market-linked notes (3)	2011-2018	Varies	545	458

Total senior debt – Parent			67,925	87,955

Subordinated
Fixed-rate notes	2011-2035	4.375-7.574%	12,370	12,148
Floating-rate notes	2015-2016	Varies	1,118	1,096

Total subordinated debt – Parent			13,488	13,244

Junior subordinated
Fixed-rate notes – hybrid trust securities	2026-2068	5.625-10.18%	11,257	11,086
Floating-rate notes	2027-2036	Varies	289	282
FixFloat notes – income trust securities (4)	2042-2044	5.20-9.75% to 2011-2013, varies	6,786	6,786

Total junior subordinated debt – Parent (5)			18,332	18,154

Total long-term debt – Parent			99,745	119,353

Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2011-2013	3.37-6.00%	2,185	2,609
Floating-rate notes	2011-2040	Varies	4,186	8,323
Fixed-rate advances – Federal Home Loan Bank (FHLB)	2011-2031	1.60-8.45%	812	2,665
Floating-rate advances – FHLB	2011-2013	Varies	7,103	31,146
Market-linked notes (3)	2011-2016	Varies	229	515
Capital leases (Note 7)	2011-2024	Varies	26	77

Total senior debt – Bank			14,541	45,335

Subordinated
Fixed-rate notes	2011-2038	4.75-7.74%	16,520	18,220
Floating-rate notes	2014-2017	Varies	1,945	1,937

Total subordinated debt – Bank			18,465	20,157

Junior subordinated
Fixed-rate notes	2026	8.00%	317	318
Floating-rate notes	2027	Varies	278	270

Total junior subordinated debt – Bank (5)			595	588

Long-term debt issued by VIE – Fixed rate	2012-2049	0.05-7.50%	3,751	105
Long-term debt issued by VIE – Floating rate	2012-2042	Varies	4,053	70
Mortgage notes and other debt	2011-2038	Varies	8,639	8,216

Total long-term debt – Bank			50,044	74,471

	December 31				,
	2010			2009	(1)
	Maturity	Stated
(in millions)	date(s)	interest rate(s)

Other consolidated subsidiaries
Senior
Fixed-rate notes	2011-2015	3.97-6.125%	6,147	6,682
Floating-rate notes – FHLB			—	1,625
FixFloat notes	2020	6.795% through 2015, varies	20	—

Total senior debt – Other consolidated subsidiaries			6,167	8,307

Junior subordinated
Fixed-rate notes	2011	5.50%	10	63
Floating-rate notes	2027-2036	Varies	239	241
FixFloat notes	2036	7.064% through 2011, varies	78	79

Total junior subordinated debt – Other consolidated subsidiaries (5)			327	383

Long-term debt issued by VIE – Fixed rate	2012-2020	5.16-5.98%	84	978
Long-term debt issued by VIE – Floating rate	2015-2021	Varies	489	10
Mortgage notes and other debt of subsidiaries	2013-2018	Varies	127	359

Total long-term debt – Other consolidated subsidiaries			7,194	10,037

Total long-term debt			$156,983	203,861

(1)	Balances have been revised to conform with current period presentation.
(2)	On December 10, 2008, Wells Fargo issued $3 billion of 3% fixed senior unsecured notes and $3 billion of floating senior unsecured notes both maturing on December 9, 2011. On March 30, 2009, Wells Fargo issued $1.75 billion of 2.125% fixed senior unsecured notes and $1.75 billion of floating senior unsecured notes both maturing on June 15, 2012. These notes are guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program (TLGP) and are backed by the full faith and credit of the United States.
(3)	Consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see Note 15 – Free-standing derivatives.
(4)	We expect to issue preferred stock to the unconsolidated wholly-owned trusts that hold the income trust securities. The preferred stock issuance is contingent on the ability to raise sufficient proceeds through the sale of the income trust securities to third party investors. See Note 8 for our additional information on our trust preferred security structures and Note 17 for the preferred stock we expect to issue.
(5)	Represents junior subordinated debentures held by unconsolidated wholly owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 for additional information on our trust preferred security structures.

Annual maturities of long term debt obligations

(in millions)	Parent	Company

2011	$21,771	36,223
2012	15,696	19,779
2013	10,088	15,750
2014	7,739	11,032
2015	3,584	8,553
Thereafter	40,867	65,646

Total	$99,745	156,983

Guarantees and Legal Actions (Tables)	12 Months Ended
Dec. 31, 2010
Guarantees and Legal Actions (Tables) [Abstract]
Schedule of Guarantor Obligations

	December 31						,
	2010			2009
		Maximum	Non-		Maximum	Non-
	Carrying	exposure	investment	Carrying	exposure	investment
(in millions)	value	to loss	grade	value	to loss	grade

Standby letters of credit	$142	42,159	19,596	148	49,997	21,112
Securities lending and other indemnifications	45	13,645	3,993	51	20,002	2,512
Liquidity agreements (1)	—	49	1	66	7,744	—
Written put options (1)(2)	747	8,134	2,615	803	8,392	3,674
Loans and MHFS sold with recourse	119	5,474	3,564	96	5,049	2,400
Residual value guarantees	8	197	—	8	197	—
Contingent consideration	23	118	116	11	145	102
Other guarantees	—	73	—	—	55	2

Total guarantees	$1,084	69,849	29,885	1,183	91,581	29,802

(1)	Certain of these agreements included in this table are related to off-balance sheet entities and, accordingly, are also disclosed in Note 8.
(2)	Written put options, which are in the form of derivatives, are also included in the derivative disclosures in Note 15.

Derivatives (Tables)	12 Months Ended
Dec. 31, 2010
Derivatives (Tables) [Abstract]
Total Notional or Contractual Amounts and Fair Values for Derivatives

	December 31, 2010			December 31, 2009
	Notional or	Fair value		Notional or	Fair value
	contractual	Asset	Liability	contractual	Asset	Liability
(in millions)	amount	derivatives	derivatives	amount	derivatives	derivatives

Qualifying hedge contracts
Interest rate contracts (1)	$110,314	7,126	1,614	119,966	6,425	1,302
Foreign exchange contracts	25,904	1,527	727	30,212	1,553	811

Total derivatives designated as qualifying hedging instruments		8,653	2,341		7,978	2,113

Derivatives not designated as hedging instruments
Free-standing derivatives (economic hedges):
Interest rate contracts (2)	408,563	2,898	2,625	633,734	4,441	4,873
Equity contracts	176	—	46	300	—	2
Foreign exchange contracts	5,528	23	53	7,019	233	29
Credit contracts – protection purchased	396	80	—	577	261	—
Other derivatives	2,538	—	35	4,583	—	40

Subtotal		3,001	2,759		4,935	4,944

Customer accommodation, trading and other
free-standing derivatives (3):
Interest rate contracts	2,809,387	58,225	59,329	2,741,119	54,873	54,033
Commodity contracts	83,114	4,133	3,918	92,182	5,400	5,182
Equity contracts	73,278	3,272	3,450	71,572	2,459	3,067
Foreign exchange contracts	110,889	2,800	2,682	142,012	3,084	2,737
Credit contracts – protection sold	47,699	605	5,826	84,541	979	9,592
Credit contracts – protection purchased	44,776	4,661	588	86,014	9,354	1,089
Other derivatives	190	8	—	2,314	427	171

Subtotal		73,704	75,793		76,576	75,871

Total derivatives not designated as hedging instruments		76,705	78,552		81,511	80,815

Total derivatives before netting		85,358	80,893		89,489	82,928

Netting (4)		(63,469)	(70,009)		(65,926)	(73,303)

Total		$21,889	10,884		23,563	9,625

(1)	Notional amounts presented exclude $20.9 billion at both December 31, 2010 and 2009, of basis swaps that are combined with receive fixed-rate/pay floating-rate swaps and designated as one hedging instrument.
(2)	Includes free-standing derivatives (economic hedges) used to hedge the risk of changes in the fair value of residential MSRs, MHFS, interest rate lock commitments and other interests held.
(3)	Balances at December 31, 2009 have been revised to conform with the current presentation.
(4)	Represents netting of derivative asset and liability balances, and related cash collateral, with the same counterparty subject to master netting arrangements. The amount of cash collateral netted against derivative assets and liabilities was $5.5 billion and $12.1 billion, respectively, at December 31, 2010, and $5.3 billion and $14.1 billion, respectively, at December 31, 2009.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives in Fair Value Hedging Relationships

	Interest rate		Foreign exchange			Total net
	contracts hedging:		contracts hedging:			gains
						(losses)
	Securities		Securities			on fair
	available	Long-term	available	Short-term	Long-term	value
(in millions)	for sale	debt	for sale	borrowings	debt	hedges

Year ended December 31, 2010
Gains (losses) recorded in net interest income	$(390)	1,755	(4)	—	374	1,735

Gains (losses) recorded in noninterest income
Recognized on derivatives	(432)	1,565	269	—	(1,030)	372
Recognized on hedged item	469	(1,469)	(270)	—	1,007	(263)

Recognized on fair value hedges (ineffective portion) (1)	$37	96	(1)	—	(23)	109

Year ended December 31, 2009
Gains (losses) recorded in net interest income	$(289)	1,677	(56)	27	349	1,708

Gains (losses) recorded in noninterest income
Recognized on derivatives	954	(3,270)	(713)	217	2,612	(200)
Recognized on hedged item	(936)	3,132	713	(217)	(2,626)	66

Recognized on fair value hedges (ineffective portion) (1)	$18	(138)	—	—	(14)	(134)

(1)	Included $3 million and $(10) million, respectively, for year ended December 31, 2010 and 2009, of gains (losses) on forward derivatives hedging foreign currency securities available for sale, short-term borrowings and long-term debt, representing the portion of derivatives gains (losses) excluded from the assessment of hedge effectiveness (time value).

Net Gains Recognized Related to Derivatives in Cash Flow Hedging Relationships

	Year ended
	December 31		,
(in millions)	2010	2009

Gains (after tax) recognized in OCI on derivatives	$468	107
Gains (pre tax) reclassified from cumulative OCI into net interest income	613	531
Gains (pre tax) recognized in noninterest income on derivatives (1)	6	42

(1)	Represents ineffectiveness recognized on cash flow hedge derivatives.

Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments

	Year ended
	December 31	,
(in millions)	2010	2009

Gains (losses) recognized on free-standing derivatives (economic hedges):
Interest rate contracts (1)
Recognized in noninterest income:
Mortgage banking	$1,611	5,582
Other	(22)	(15)
Foreign exchange contracts	103	133
Credit contracts	(174)	(269)

Subtotal	1,518	5,431

Gains (losses) recognized on customer accommodation, trading and other free-standing derivatives:
Interest rate contracts (2)
Recognized in noninterest income:
Mortgage banking	3,305	2,035
Other	224	1,139
Commodity contracts	65	29
Equity contracts	441	(275)
Foreign exchange contracts	565	607
Credit contracts	(710)	(621)
Other	10	(187)

Subtotal	3,900	2,727

Net gains recognized related to derivatives not designated as hedging instruments	$5,418	8,158

(1)	Predominantly mortgage banking noninterest income including gains (losses) on the derivatives used as economic hedges of MSRs measured at fair value, interest rate lock commitments and mortgages held for sale.
(2)	Predominantly mortgage banking noninterest income including gains (losses) on interest rate lock commitments.

Details of Sold and Purchased Credit Derivatives

		Notional amount
			Protection	Protection
			sold –	purchased	Net
			non-	with	protection	Other
	Fair value	Protection	investment	identical	sold	protection	Range of
(in millions)	liability	sold (A)	grade	underlyings (B)	(A) – (B)	purchased	maturities

December 31, 2010
Credit default swaps on:
Corporate bonds	$810	30,445	16,360	17,978	12,467	9,440	2011-2020
Structured products	4,145	5,825	5,246	4,948	877	2,482	2016-2056
Credit protection on:
Default swap index	12	2,700	909	2,167	533	1,106	2011-2017
Commercial mortgage-backed securities index	717	1,977	612	924	1,053	779	2049-2052
Asset-backed securities index	128	144	144	46	98	142	2037-2046
Loan deliverable credit default swaps	2	481	456	391	90	261	2011-2014
Other	12	6,127	5,348	41	6,086	2,745	2011-2056

Total credit derivatives	$5,826	47,699	29,075	26,495	21,204	16,955

December 31, 2009
Credit default swaps on:
Corporate bonds	$2,419	55,511	23,815	44,159	11,352	12,634	2010-2018
Structured products	4,498	6,627	5,084	4,999	1,628	3,018	2014-2056
Credit protection on:
Default swap index	23	6,611	2,765	4,202	2,409	2,510	2010-2017
Commercial mortgage-backed securities index	1,987	5,188	453	4,749	439	189	2049-2052
Asset-backed securities index	637	830	660	696	134	189	2037-2046
Loan deliverable credit default swaps	12	510	494	423	87	287	2010-2014
Other (1)	16	9,264	8,657	32	9,232	4,757	2010-2020

Total credit derivatives	$9,592	84,541	41,928	59,260	25,281	23,584

(1)	Balances at December 31, 2009, have been revised to conform with the current presentation.

Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Fair Values of Assets and Liabilities (Tables) [Abstract]
Fair Value Measurements from Third Party Pricing Services

	Independent brokers			Third party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

December 31, 2010
Trading assets (excluding derivatives)	$—	1,211	6	21	2,123	—
Securities available for sale:
Securities of U.S. Treasury and federal agencies	—	—	—	936	263	—
Securities of U.S. states and political subdivisions	—	15	—	—	14,055	—
Mortgage-backed securities	—	3	50	—	102,206	169
Other debt securities	—	201	4,133	—	14,376	606

Total debt securities	—	219	4,183	936	130,900	775
Total marketable equity securities	—	—	—	201	727	16

Total securities available for sale	—	219	4,183	1,137	131,627	791

Derivatives (trading and other assets)	—	15	44	—	740	8
Loans held for sale	—	—	—	—	1	—
Derivatives (liabilities)	—	—	46	—	841	—
Other liabilities	—	20	—	—	393	—

December 31, 2009
Trading assets (excluding derivatives)	$—	4,208	—	30	1,712	81
Securities available for sale	85	1,870	548	1,467	120,688	1,864
Loans held for sale	—	—	—	—	2	—
Derivatives (trading and other assets)	—	8	42	—	2,926	9
Derivatives (liabilities)	—	—	70	—	2,949	4
Other liabilities	—	—	—	10	3,916	26

Fair Values of Assets and Liabilities

(in millions)	Level 1	Level 2	Level 3	Netting		Total

December 31, 2010
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$1,340	3,335	—	—		4,675
Securities of U.S. states and political subdivisions	—	1,893	5	—		1,898
Collateralized debt obligations	—	—	1,915	—		1,915
Corporate debt securities	—	10,164	166	—		10,330
Mortgage-backed securities	—	9,137	117	—		9,254
Asset-backed securities	—	1,811	366	—		2,177
Equity securities	2,143	625	34	—		2,802

Total trading securities	3,483	26,965	2,603	—		33,051

Other trading assets	816	987	136	—		1,939

Total trading assets (excluding derivatives)	4,299	27,952	2,739	—		34,990

Securities of U.S. Treasury and federal agencies	938	666	—	—		1,604
Securities of U.S. states and political subdivisions	—	14,090	4,564	—		18,654
Mortgage-backed securities:
Federal agencies	—	82,037	—	—		82,037
Residential	—	20,183	20	—		20,203
Commercial	—	13,337	217	—		13,554

Total mortgage-backed securities	—	115,557	237	—		115,794

Corporate debt securities	—	9,846	433	—		10,279
Collateralized debt obligations	—	—	4,778	—		4,778
Asset-backed securities:
Auto loans and leases	—	223	6,133	—		6,356
Home equity loans	—	998	112	—		1,110
Other asset-backed securities	—	5,285	3,150	—		8,435

Total asset-backed securities	—	6,506	9,395	—		15,901

Other debt securities	—	370	85	—		455

Total debt securities	938	147,035	19,492	—		167,465

Marketable equity securities:
Perpetual preferred securities (1)	721	677	2,434	—		3,832
Other marketable equity securities	1,224	101	32	—		1,357

Total marketable equity securities	1,945	778	2,466	—		5,189

Total securities available for sale	2,883	147,813	21,958	—		172,654

Mortgages held for sale	—	44,226	3,305	—		47,531
Loans held for sale	—	873	—	—		873
Loans	—	—	309	—		309
Mortgage servicing rights (residential)	—	—	14,467	—		14,467
Derivative assets:
Interest rate contracts	—	67,380	869	—		68,249
Commodity contracts	—	4,133	—	—		4,133
Equity contracts	511	2,040	721	—		3,272
Foreign exchange contracts	42	4,257	51	—		4,350
Credit contracts	—	2,148	3,198	—		5,346
Other derivative contracts	8	—	—	—		8

Netting	—	—	—	(63,469	) (2)	(63,469)

Total derivative assets (3)	561	79,958	4,839	(63,469)		21,889

Other assets	38	45	314	—		397

Total assets recorded at fair value	$7,781	300,867	47,931	(63,469)		293,110

Derivative liabilities:
Interest rate contracts	$(7)	(62,769)	(792)	—		(63,568)
Commodity contracts	—	(3,917)	(1)	—		(3,918)
Equity contracts	(259)	(2,291)	(946)	—		(3,496)
Foreign exchange contracts	(69)	(3,351)	(42)	—		(3,462)
Credit contracts	—	(2,199)	(4,215)	—		(6,414)
Other derivative contracts	—	—	(35)	—		(35)

Netting	—	—	—	70,009	(2)	70,009

Total derivative liabilities (4)	(335)	(74,527)	(6,031)	70,009		(10,884)

Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(2,827)	(1,129)	—	—		(3,956)
Corporate debt securities	—	(3,798)	—	—		(3,798)
Equity securities	(1,701)	(178)	—	—		(1,879)
Other securities	—	(347)	—	—		(347)

Total short sale liabilities	(4,528)	(5,452)	—	—		(9,980)

Other liabilities	—	(36)	(344)	—		(380)

Total liabilities recorded at fair value	$(4,863)	(80,015)	(6,375)	70,009		(21,244)

(1)	Perpetual preferred securities are primarily ARS. See Note 8 for additional information.
(2)	Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
(3)	Derivative assets include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets.
(4)	Derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading liabilities.

(in millions)	Level 1	Level 2	Level 3	Netting		Total

December 31, 2009
Trading assets (excluding derivatives) (1)	$2,386	20,497	2,311	—		25,194
Derivatives (trading assets)	340	70,938	5,682	(59,115	) (2)	17,845
Securities of U.S. Treasury and federal agencies	1,094	1,186	—	—		2,280
Securities of U.S. states and political subdivisions	4	12,708	818	—		13,530
Mortgage-backed securities:
Federal agencies	—	82,818	—	—		82,818
Residential	—	27,506	1,084	—		28,590
Commercial	—	9,162	1,799	—		10,961

Total mortgage-backed securities	—	119,486	2,883	—		122,369

Corporate debt securities	—	8,968	367	—		9,335
Collateralized debt obligations	—	—	3,725	—		3,725
Other	—	3,292	12,587	—		15,879

Total debt securities	1,098	145,640	20,380	—		167,118

Marketable equity securities:
Perpetual preferred securities	736	834	2,305	—		3,875
Other marketable equity securities	1,279	350	88	—		1,717

Total marketable equity securities	2,015	1,184	2,393	—		5,592

Total securities available for sale	3,113	146,824	22,773	—		172,710

Mortgages held for sale	—	33,439	3,523	—		36,962
Loans held for sale	—	149	—	—		149
Mortgage servicing rights	—	—	16,004	—		16,004
Other assets (3)	435	13,217	1,690	(6,812	) (2)	8,530

Total	$6,274	285,064	51,983	(65,927)		277,394

Liabilities (4)	$(4,981)	(83,159)	(6,863)	73,299	(2)	(21,704)

(1)	Includes trading securities of $24.0 billion.
(2)	Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
(3)	Derivative assets other than trading and principal investments are included in this category. Balances have been revised to conform with current period presentation.
(4)	Derivative liabilities are included in this category. Balances have been revised to conform with current period presentation.

Changes in Fair value of Level 3 Assets and Liabilities Recurring Basis

								Net unrealized
		Total net gains		Purchases ,				gains (losses)
		(losses) included in		sales ,				included in net
			Other	issuances				income related
	Balance ,		compre-	and	Transfers	Transfers	Balance ,	to assets and
	beginning	Net	hensive	settlements ,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)

Year ended December 31, 2010
Trading assets (excluding derivatives):
Securities of U.S. states and political subdivisions	$5	2	—	(11)	9	—	5	1
Collateralized debt obligations	1,133	418	—	364	—	—	1,915	11
Corporate bonds	223	9	—	67	9	(142)	166	16
Mortgage-backed securities	146	(7)	—	101	—	(123)	117	(17)
Asset-backed securities	497	80	—	(141)	1	(71)	366	67
Equity securities	36	1	—	(5)	2	—	34	(2)

Total trading securities	2,040	503	—	375	21	(336)	2,603	76

Other trading assets	271	(35)	—	(19)	—	(81)	136	10

Total trading assets (excluding derivatives)	2,311	468	—	356	21	(417)	2,739	86	(2)

Securities available for sale:
Securities of U.S. states and
political subdivisions	818	12	63	3,485	192	(6)	4,564	4
Mortgage-backed securities:
Residential	1,084	7	(21)	(48)	274	(1,276)	20	(8)
Commercial	1,799	(28)	404	(10)	227	(2,175)	217	(5)

Total mortgage-backed securities	2,883	(21)	383	(58)	501	(3,451)	237	(13)

Corporate debt securities	367	7	68	(113)	259	(155)	433	—
Collateralized debt obligations	3,725	210	96	959	—	(212)	4,778	(14)
Asset-backed securities:
Auto loans and leases	8,525	1	(246)	(2,403)	256	—	6,133	—
Home equity loans	1,677	1	40	48	113	(1,767)	112	(5)
Other asset-backed securities	2,308	51	(19)	903	1,057	(1,150)	3,150	(12)

Total asset-backed securities	12,510	53	(225)	(1,452)	1,426	(2,917)	9,395	(17)

Other debt securities	77	(15)	11	12	—	—	85	—

Total debt securities	20,380	246	396	2,833	2,378	(6,741)	19,492	(40	) (3)

Marketable equity securities:
Perpetual preferred securities	2,305	100	(31)	6	80	(26)	2,434	—
Other marketable equity securities	88	—	5	(21)	14	(54)	32	—

Total marketable equity securities	2,393	100	(26)	(15)	94	(80)	2,466	—	(4)

Total securities available for sale	22,773	346	370	2,818	2,472	(6,821)	21,958	(40)

Mortgages held for sale	3,523	43	—	(253)	380	(388)	3,305	39	(5)
Loans	—	55	—	(112)	1,035	(669)	309	55	(5)
Mortgage servicing rights	16,004	(5,511)	—	4,092	—	(118)	14,467	(2,957	) (5)
Net derivative assets and liabilities:
Interest rate contracts	(114)	3,514	—	(3,482)	159	—	77	(266)
Commodity contracts	—	(1)	—	—	—	—	(1)	(1)
Equity contracts	(344)	(104)	—	169	—	54	(225)	(19)
Foreign exchange contracts	(1)	21	—	(11)	—	—	9	—
Credit contracts	(330)	(675)	—	(18)	6	—	(1,017)	(644)
Other derivative contracts	(43)	4	—	4	—	—	(35)	—

Total derivative contracts	(832)	2,759	—	(3,338)	165	54	(1,192)	(930	) (6)

Other assets	1,373	29	—	(103)	4	(989)	314	(38	) (2)
Short sale liabilities (corporate debt securities)	(26)	(2)	—	(37)	—	65	—	—
Other liabilities (excluding derivatives)	(10)	(55)	—	94	(1,038)	665	(344)	(58)

(1)	Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
(2)	Included in other noninterest income in the income statement.
(3)	Included in debt securities available for sale in the income statement.
(4)	Included in equity investments in the income statement.
(5)	Included in mortgage banking in the income statement.
(6)	Included in mortgage banking, trading activities and other noninterest income in the income statement.

							Net unrealized
		Total net gains		Purchases ,			gains (losses)
		(losses) included in		sales ,	Net		included in net
			Other	issuances	transfers		income related
	Balance ,		compre-	and	into and/	Balance ,	to assets and
	beginning	Net	hensive	settlements ,	or out of	end	liabilities held
(in millions)	of year	income	income	net	Level 3	of year	at period end (1)

Year ended December 31, 2009
Trading assets (excluding derivatives)	$3,495	202	2	(1,749)	361	2,311	276	(2)
Securities available for sale:
Securities of U.S. states and political subdivisions	903	23	—	25	(133)	818	(8)
Mortgage-backed securities:
Federal agencies	4	—	—	—	(4)	—	—
Residential	3,510	(74)	1,092	(759)	(2,685)	1,084	(227)
Commercial	286	(220)	894	41	798	1,799	(112)

Total mortgage-backed securities	3,800	(294)	1,986	(718)	(1,891)	2,883	(339)

Corporate debt securities	282	3	61	(7)	28	367	—
Collateralized debt obligations	2,083	125	577	623	317	3,725	(84)
Other	12,799	136	1,368	584	(2,300)	12,587	(94)

Total debt securities	19,867	(7)	3,992	507	(3,979)	20,380	(525	) (3)

Marketable equity securities:
Perpetual preferred securities	2,775	104	144	(723)	5	2,305	(1)
Other marketable equity securities	50	—	(2)	63	(23)	88	—

Total marketable equity securities	2,825	104	142	(660)	(18)	2,393	(1	) (4)

Total securities available for sale	$22,692	97	4,134	(153)	(3,997)	22,773	(526)

Mortgages held for sale	$4,718	(96)	—	(921)	(178)	3,523	(109	) (5)
Mortgage servicing rights	14,714	(4,970)	—	6,260	—	16,004	(1,534	) (5)
Net derivative assets and liabilities	37	1,439	—	(2,291)	(17)	(832)	(799	) (6)
Other assets (excluding derivatives)	1,231	10	—	132	—	1,373	12	(2)
Liabilities (excluding derivatives)(7)	(16)	(11)	—	1	(10)	(36)	14

Year ended December 31, 2008
Trading assets (excluding derivatives)	$418	(120)	—	3,197	—	3,495	(23	) (2)
Securities available for sale:
Securities of U.S. states and political subdivisions	168	—	(81)	538	278	903	—
Mortgage-backed securities:
Federal agencies	—	—	—	—	4	4	—
Residential	486	(180)	(302)	3,307	199	3,510	(150)
Commercial	—	(10)	(210)	163	343	286	—

Total mortgage-backed securities	486	(190)	(512)	3,470	546	3,800	(150)

Corporate debt securities	—	—	(44)	326	—	282	—
Collateralized debt obligations	—	(152)	(280)	1,679	836	2,083	—
Other	4,726	(15)	(572)	8,379	281	12,799	—

Total debt securities	5,380	(357)	(1,489)	14,392	1,941	19,867	(150	) (3)

Marketable equity securities:
Perpetual preferred securities	—	—	—	2,775	—	2,775	—
Other marketable equity securities	1	—	—	49	—	50	—

Total marketable equity securities	1	—	—	2,824	—	2,825	—	(4)

Total securities available for sale	$5,381	(357)	(1,489)	17,216	1,941	22,692	(150)

Mortgages held for sale	$146	(280)	—	561	4,291	4,718	(268	) (5)
Mortgage servicing rights	16,763	(5,927)	—	3,878	—	14,714	(333	) (5)
Net derivative assets and liabilities	6	(275)	1	303	2	37	93	(6)
Other assets (excluding derivatives)	—	—	—	1,231	—	1,231	—	(2)
Liabilities (excluding derivatives) (7)	(27)	6	—	5	—	(16)	6

(1)	Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
(2)	Included in other noninterest income in the income statement.
(3)	Included in debt securities available for sale in the income statement.
(4)	Included in equity investments in the income statement.
(5)	Included in mortgage banking in the income statement.
(6)	Included in mortgage banking, trading activities and other noninterest income in the income statement.
(7)	Balances have been revised to conform with current period presentation.

Assets Recorded at Fair Value on a Nonrecurring Basis

	Carrying value at year end
(in millions)	Level 1	Level 2	Level 3	Total

December 31, 2010
Mortgages held for sale (1)	$—	2,000	891	2,891
Loans held for sale	—	352	—	352
Loans:
Commercial	—	2,480	67	2,547
Consumer	—	5,870	18	5,888

Total loans (2)	—	8,350	85	8,435

Mortgage servicing rights (amortized)	—	—	104	104
Other assets (3)	—	765	82	847

December 31, 2009
Mortgages held for sale (1)	$—	1,105	711	1,816
Loans held for sale	—	444	—	444
Loans (2)	—	6,177	134	6,311
Other assets (3)	—	289	119	408

(1)	Predominantly real estate 1-4 family first mortgage loans measured at LOCOM.
(2)	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.
(3)	Includes the fair value of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Fair Value Adjustment of Certain assets on Nonrecurring Basis

(in millions)

Year ended December 31, 2010
Mortgages held for sale	$(20)
Loans held for sale	(1)
Loans:
Commercial	(1,306)
Consumer	(6,881)

Total loans (1)	(8,187)

Mortgage servicing rights (amortized)	(3)
Other assets (2)	(301)

Total	$(8,512)

Year ended December 31, 2009
Mortgages held for sale	$(22)
Loans held for sale	158
Loans (1)	(11,703)
Other assets (2)	(217)

Total	$(11,784)

(1)	Represents write-downs of loans based on the appraised value of the collateral. Prior year amount has been revised to conform with current period presentation.
(2)	Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Fair Value of Investment

				Redemption
	Fair	Unfunded	Redemption	notice
(in millions)	value	commitments	frequency	period

December 31, 2010
Offshore funds	$1,665	—	Daily - Annually	1 - 180 days
Funds of funds	63	—	Monthly - Quarterly	10 - 90 days
Hedge funds	23	—	Monthly - Annually	30 - 120 days
Private equity funds	1,830	669	N/A	N/A
Venture capital funds	88	36	N/A	N/A

Total	$3,669	705

December 31, 2009
Offshore funds (1)	$1,559	—	Daily - Quarterly	1 - 90 days
Funds of funds	69	—	Monthly - Annually	10 - 120 days
Hedge funds	35	—	Monthly - Annually	30 - 180 days
Private equity funds	901	340	N/A	N/A
Venture capital funds	93	47	N/A	N/A

Total	$2,657	387

N/A — Not applicable
(1)	"Fair value" has been revised to correct previously reported amount.

Differences Between Fair Value Carrying Amount of Mortgages Held for Sale Under FAS 159

	Dec. 31, 2010			Dec. 31, 2009
			Fair value			Fair value
			carrying			carrying
			amount			amount
			less			less
	Fair value	Aggregate	aggregate	Fair value	Aggregate	aggregate
	carrying	unpaid	unpaid	carrying	unpaid	unpaid
(in millions)	amount	principal	principal	amount	principal	principal

Mortgages held for sale:
Total loans	$47,531	47,818	(287) (1)	36,962	37,072	(110	) (1)
Nonaccrual loans	325	662	(337)	268	560	(292)
Loans 90 days or more past due and still accruing	38	47	(9)	49	63	(14)
Loans held for sale:
Total loans	873	897	(24)	149	159	(10)
Nonaccrual loans	1	7	(6)	5	2	3
Loans:
Total loans	309	348	(39)	—	—	—
Nonaccrual loans	13	16	(3)	—	—	—
Loans 90 days or more past due and still accruing	2	2	—	—	—	—
Long-term debt	306	353	(47)	—	—	—

(1)	The difference between fair value carrying amount and aggregate unpaid principal includes changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding, and premiums on acquired loans.

Changes in Fair Values Related to Initial Measurement

	2010		2009
	Mortgage banking		Mortgage banking
	noninterest income		noninterest income
	Net gains on mortgage	Other	Net gains on mortgage	Other
	loan origination/sales	noninterest	loan origination/sales	noninterest
(in millions)	activities	income	activities	income

Year ended December 31,
Mortgages held for sale	$6,512	—	4,891	—
Loans held for sale	—	24	—	99
Loans	55	—	—	—
Long-term debt	(48)	—	—	—
Other interests held	—	(13)	—	117

Instrument Specific Credit Risk Fair Value Option

	Year ended Dec. 31	,
(in millions)	2010	2009

Gains (losses) attributable to
instrument-specific credit risk:
Mortgages held for sale	$(28)	(277)
Loans held for sale	24	63

Total	$(4)	(214)

Fair Value of Financial Instruments

	December 31				,
	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	amount	fair value	amount	fair value

Financial assets
Mortgages held for sale (1)	$4,232	4,234	2,132	2,132
Loans held for sale (2)	417	441	5,584	5,719
Loans, net (3)	721,016	710,147	744,225	717,798
Nonmarketable equity investments (cost method)	8,494	8,814	9,793	9,889
Financial liabilities
Deposits	847,942	849,642	824,018	824,678
Long-term debt (3)(4)	156,651	159,996	203,784	205,752

(1)	Balance excludes MHFS for which the fair value option was elected.
(2)	Balance excludes LHFS for which the fair value option was elected.
(3)	At December 31, 2010, loans and long-term debt exclude balances for which the fair value option was elected. Loans exclude lease financing with a carrying amount of $13.1 billion and $14.2 billion at December 31, 2010 and 2009, respectively.
(4)	The carrying amount and fair value exclude obligations under capital leases of $26 million and $77 million at December 31, 2010 and 2009, respectively.

Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2010
Preferred Stock (Tables) [Abstract]
Detail of Preferred Stock

			December 31, 2010 and 2009
	Liquidation		Shares
	preference	Shares	issued and		Carrying
(in millions, except shares and liquidation preference per share)	per share	authorized	outstanding	Par value	value	Discount

DEP Shares
Dividend Equalization Preferred Shares	$10	97,000	96,546	$—	—	—
Series J (1)
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	3,968,000	3,968	3,200	768

Total		9,922,000	9,566,921	$9,470	8,071	1,399

(1)	Preferred shares qualify as Tier 1 capital.

Detail of Employee Stock Ownership Plan Preferred Stock

	Shares issued and outstanding			Carrying value			Adjustable
	December 31		,	December 31		,	dividend rate
(in millions, except shares)	2010	2009		2010	2009		Minimum	Maximum

ESOP Preferred Stock
$1,000 liquidation preference per share
2010	287,161	—		$287	—		9.50%	10.50
2008	104,854	120,289		105	120		10.50	11.50
2007	82,994	97,624		83	98		10.75	11.75
2006	58,632	71,322		59	71		10.75	11.75
2005	40,892	51,687		41	52		9.75	10.75
2004	26,815	36,425		27	37		8.50	9.50
2003	13,591	21,450		13	21		8.50	9.50
2002	3,443	11,949		3	12		10.50	11.50
2001	—	3,273		—	3		10.50	11.50

Total ESOP Preferred Stock (1)	618,382	414,019		$618	414

Unearned ESOP shares (2)				$(663)	(442)

(1)	At December 31, 2010 and December 31, 2009, additional paid-in capital included $45 million and $28 million, respectively, related to preferred stock.
(2)	We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.

Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2010
Common Stock and Stock Plans (Tables) [Abstract]
Reserved, issued and authorized common stock

Number of shares

Dividend reinvestment and common stock purchase plans	8,791,078
Director plans	837,516
Stock plans (1)	667,226,530
Convertible securities and warrants	105,279,949

Total shares reserved	782,135,073
Shares issued	5,272,414,622
Shares not reserved	2,945,450,305

Total shares authorized	9,000,000,000

(1)	Includes employee options, restricted shares and restricted share rights, 401(k), profit sharing and compensation deferral plans.

Allocation of Stock incentive compensation expense and Related recognized tax benefit

	Year ended December 31			,
(in millions)	2010	2009	2008

RSRs	$252	3	3
Performance shares	66	21	—
Stock options	118	221	174

Total stock incentive compensation expense	$436	245	177

Related recognized tax benefit	$165	92	65

Employee Stock Plans

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Number	price	term (in yrs.)	(in millions)

Incentive compensation plans
Options outstanding as of December 31, 2009	344,371,676	$37.11
Granted	1,841,989	30.88
Canceled or forfeited	(13,129,540)	48.24
Exercised	(26,313,334)	19.44

Options outstanding as of December 31, 2010	306,770,791	38.11	5.1	$1,514

As of December 31, 2010:
Options exercisable and expected to be exercisable (1)	306,278,488	38.12	5.1	1,514
Options exercisable	238,094,894	43.85	4.3	625
PartnerShares Plan
Options outstanding as of December 31, 2009	16,865,597	24.33
Canceled or forfeited	(964,242)	23.48
Exercised	(7,426,810)	23.44

Options outstanding as of December 31, 2010	8,474,545	25.21	1.2	49

As of December 31, 2010:
Options exercisable and expected to be exercisable	8,474,545	25.21	1.2	49
Options exercisable	8,474,545	25.21	1.2	49
Director plans
Options outstanding as of December 31, 2009	853,633	28.53
Granted	24,684	30.43
Canceled or forfeited	(2,431)	30.86
Exercised	(78,022)	23.18

Options outstanding as of December 31, 2010	797,864	29.10	4.2	2

As of December 31, 2010:
Options exercisable and expected to be exercisable	797,864	29.10	4.2	2
Options exercisable	797,864	29.10	4.2	2

(1)	Adjusted for estimated forfeitures.

Summary of weighted-average per share fair value of options granted and the assumptions used

	Year ended December 31			,
	2010	2009	2008

Per share fair value of options granted	$6.11	3.29	4.06
Expected volatility	44.3%	53.9	22.4
Expected dividends (yield)	—	—	4.1
Expected dividends	$0.20	0.33	—
Expected term (in years)	1.3	4.5	4.4
Risk-free interest rate	0.6%	1.8	2.7

Summary of RSRs and restricted share awards

		Weighted-
		average
		grant-date
	Number	fair value

Nonvested at January 1, 2010	1,908,955	$23.62
Granted	22,364,160	27.29
Vested	(568,417)	27.21
Canceled or forfeited	(667,976)	27.59

Nonvested at December 31, 2010	23,036,722	26.98

Employee Stock Ownership Plan

	Shares outstanding
	December 31			,
(in millions, except shares)	2010	2009	2008

Allocated shares (common)	118,901,327	110,157,999	74,916,583
Unreleased shares (preferred)	618,382	414,019	519,900
Unreleased shares (common)	—	203,755	244,506
Fair value of unreleased ESOP Preferred shares	$618	414	520
Fair value of unreleased ESOP Common shares	—	5	7

	Dividends paid
	Year ended December 31			,
	2010	2009	2008

Allocated shares (common)	$23	45	100
Unreleased shares (preferred)	76	51	66

Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2010
Employee Benefits and Other Expenses (Tables) [Abstract]
Changes in the Projected Benefit Obligation of Pension Benefits and the Accumulated Benefit Obligation of Other Benefits and Fair Value of Plan Assets

	December 31					,
	2010			2009
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits

Change in benefit obligation:
Benefit obligation at beginning of year	$10,038	681	1,401	8,977	684	1,325
Service cost	5	—	13	210	8	13
Interest cost	554	37	78	595	43	83
Plan participants’ contributions	—	—	74	—	—	79
Curtailment (1)	—	—	—	(910)	(35)	—
Amendments	2	—	—	—	—	(54)
Actuarial loss (gain)	386	46	(5)	1,763	59	120
Benefits paid	(652)	(71)	(147)	(605)	(79)	(167)
Liability transfer	—	—	(17)	—	—	—
Foreign exchange impact	4	—	1	8	1	2

Benefit obligation at end of year	10,337	693	1,398	10,038	681	1,401

Change in plan assets:
Fair value of plan assets at beginning of year	9,112	—	376	7,863	—	368
Actual return on plan assets	1,163	—	33	1,842	—	48
Employer contribution	12	71	361	4	79	48
Plan participants’ contributions	—	—	74	—	—	79
Benefits paid	(652)	(71)	(147)	(605)	(79)	(167)
Foreign exchange impact	4	—	—	8	—	—

Fair value of plan assets at end of year	9,639	—	697	9,112	—	376

Funded status at end of year	$(698)	(693)	(701)	(926)	(681)	(1,025)

Amounts recognized in the balance sheet at end of year:
Liabilities	$(698)	(693)	(701)	(926)	(681)	(1,025)

(1)	On April 28, 2009, the Board of Directors approved amendments to freeze the benefits earned under the Wells Fargo qualified and supplemental Cash Balance Plans and the Wachovia Corporation Pension Plan, a cash balance plan that covered eligible employees of legacy Wachovia Corporation, and to merge the Wachovia Pension Plan into the qualified Cash Balance Plan.

Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax

	December 31						,
	2010			2009
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits

Net actuarial loss	$1,672	113	135	1,836	70	140
Net prior service credit	—	—	(30)	1	—	(34)
Net transition obligation	—	—	1	—	—	2
Translation adjustments	1	—	—	1	—	—

Total	$1,673	113	106	1,838	70	108

Components of net periodic benefit cost

	December 31								,
	2010			2009			2008
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits

Service cost	$5	—	13	210	8	13	291	15	13
Interest cost	554	37	78	595	43	83	276	22	40
Expected return on plan assets	(717)	—	(29)	(643)	—	(29)	(478)	—	(41)
Amortization of net actuarial loss	105	3	1	194	2	3	1	13	1
Amortization of prior service cost	—	—	(4)	—	(1)	(3)	—	(5)	(4)
Curtailment loss (gain)	3	—	(4)	(32)	(33)	—	—	—	—

Net periodic benefit cost	(50)	40	55	324	19	67	90	45	9

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(59)	46	(9)	(346)	25	99	2,102	(16)	79
Amortization of net actuarial loss	(105)	(3)	(1)	(194)	(2)	(3)	(1)	(13)	(1)
Prior service cost	2	—	—	—	—	—	—	—	—
Amortization of prior service cost	—	—	4	—	1	3	—	5	4
Net loss (gain) in curtailment	(3)	—	4	32	33	—	—	—	—
Net gain on amendment	—	—	—	—	—	(54)	—	—	—
Translation adjustments	—	—	—	3	—	2	(5)	—	(4)

Total recognized in other comprehensive income	(165)	43	(2)	(505)	57	47	2,096	(24)	78

Total recognized in net periodic benefit cost and other comprehensive income	$(215)	83	53	(181)	76	114	2,186	21	87

Pension Plans Information with Benefit Obligations in Excess of Plan Assets

	December 31		,
(in millions)	2010	2009

Projected benefit obligation	$11,030	10,719
Accumulated benefit obligation	11,019	10,706
Fair value of plan assets	9,639	9,112

Weighted Average Assumptions for Determining Net Periodic Benefit Cost

	December 31						,
	2010		2009		2008
	Pension	Other	Pension	Other	Pension	Other
	benefits (1)	benefits	benefits (1)	benefits	benefits (1)	benefits

Discount rate (2)	5.75%	5.75	7.42	6.75	6.25	6.25
Expected return on plan assets	8.25	8.25	8.75	8.75	8.75	8.75
Rate of compensation increase	—	—	4.0	—	4.0	—

(1)	Includes both qualified and nonqualified pension benefits.
(2)	Due to the freeze of the Wells Fargo qualified and supplemental Cash Balance Plans and the Wachovia Corporation Pension Plan, the discount rate for the 2009 pension benefits was the weighted average of 6.75% from January through April and 7.75% from May through December.

Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans

	Pension benefits		Other benefits
		Non-	Future	Subsidy
(in millions)	Qualified	qualified	benefits	receipts

Year ended December 31,
2011	$867	77	107	13
2012	846	68	110	14
2013	813	64	113	15
2014	807	63	116	16
2015	801	58	119	10
2016-2020	3,682	293	602	51

Balances of Pension Plan And Other Benefits Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

December 31, 2010
Cash and cash equivalents	$47	488	—	535	2	252	—	254
Intermediate (core) fixed income (1)	297	1,964	10	2,271	10	109	—	119
High-yield fixed income	1	406	1	408	—	14	—	14
International fixed income	—	263	—	263	—	8	—	8
Specialty fixed income	—	95	—	95	—	3	—	3
Domestic large-cap stocks (2)	1,323	867	4	2,194	43	40	—	83
Domestic mid-cap stocks	263	129	—	392	9	20	—	29
Domestic small-cap stocks (3)	851	37	—	888	28	20	—	48
International stocks (4)	948	403	6	1,357	31	46	—	77
Emerging market stocks	—	700	—	700	—	23	—	23
Real estate/timber (5)	105	—	360	465	3	—	12	15
Multi-strategy hedge funds (6)	—	—	313	313	—	—	10	10
Private equity	—	—	112	112	—	—	4	4
Other	—	31	41	72	—	2	22	24

Total plan investments	$3,835	5,383	847	10,065	126	537	48	711

Payable upon return of securities loaned				(145)				(5)
Net receivables (payables)				(281)				(9)

Total plan assets				$9,639				697

December 31, 2009
Cash and cash equivalents	$52	515	—	567	2	38	—	40
Intermediate (core) fixed income (1)	277	1,827	9	2,113	9	95	—	104
High-yield fixed income	2	481	—	483	—	12	—	12
International fixed income	—	376	—	376	—	3	—	3
Specialty fixed income	—	76	—	76	—	2	—	2
Domestic large-cap stocks (2)	1,046	630	5	1,681	40	30	—	70
Domestic mid-cap stocks	205	103	—	308	7	16	—	23
Domestic small-cap stocks (3)	867	126	—	993	18	16	—	34
International stocks (4)	354	890	1	1,245	11	39	—	50
Emerging market stocks	—	653	—	653	—	14	—	14
Real estate/timber (5)	78	—	353	431	2	—	4	6
Multi-strategy hedge funds (6)	—	—	339	339	—	—	5	5
Private equity	—	1	83	84	—	—	2	2
Other	—	25	46	71	—	—	21	21

Total plan investments	$2,881	5,703	836	9,420	89	265	32	386

Payable upon return of securities loaned				(320)				(10)
Net receivables (payables)				12				—

Total plan assets				$9,112				376

(1)	This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.
(2)	This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across ten unique investment strategies. For December 31, 2010 and 2009, respectively, approximately 33% and 40% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor’s 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.
(3)	This category consists of a highly diversified combination of six distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are primarily spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.
(4)	This category includes assets diversified across nine unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.
(5)	This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).
(6)	This category consists of several investment strategies diversified over 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

Changes in Level Three pension plan and other benefit plan assets measured at fair value

				Purchases ,
				sales ,
	Balance			issuances	Transfers	Balance
	beginning	Gains (losses)		and	into	end of
(in millions)	of year	Realized	Unrealized (1)	settlements (net)	Level 3	year

Year ended December 31, 2010
Pension plan assets
Intermediate (core) fixed income	$9	—	2	(3)	2	10
High-yield fixed income	—	—	—	1	—	1
Domestic large-cap stocks	5	—	1	(2)	—	4
International stocks	1	—	2	3	—	6
Real estate/timber	353	(6)	8	5	—	360
Multi-strategy hedge funds	339	6	12	(44)	—	313
Private equity	83	1	10	18	—	112
Other	46	9	(1)	(13)	—	41

	$836	10	34	(35)	2	847

Other benefits plan assets
Real estate/timber	$4	(7)	10	5	—	12
Multi-strategy hedge funds	5	(1)	(3)	9	—	10
Private equity	2	—	1	1	—	4
Other	21	(1)	—	2	—	22

	$32	(9)	8	17	—	48

Year ended December 31, 2009
Pension plan assets
Intermediate (core) fixed income	$5	—	1	3	—	9
High-yield fixed income	6	(5)	—	(1)	—	—
Domestic large-cap stocks	1	—	1	3	—	5
International stocks	—	—	—	1	—	1
Real estate/timber	433	1	(161)	80	—	353
Multi-strategy hedge funds	310	1	36	(8)	—	339
Private equity	88	—	(2)	(3)	—	83
Other	41	—	(5)	10	—	46

	$884	(3)	(130)	85	—	836

Other benefits plan assets
Real estate/timber	$4	—	(1)	1	—	4
Multi-strategy hedge funds	3	—	1	1	—	5
Private equity	2	—	—	—	—	2
Other	20	—	—	1	—	21

	$29	—	—	3	—	32

(1)	All unrealized gains (losses) relate to instruments held at period end.

Expenses Not Otherwise Shown Separately in Financial Statement

	Year ended December 31			,
(in millions)	2010	2009	2008

Outside professional services	$2,370	1,982	847
Contract services	1,642	1,088	407
Foreclosed assets	1,537	1,071	414
Operating losses	1,258	875	142
Outside data processing	1,046	1,027	480
Postage, stationery and supplies	944	933	556
Insurance	464	845	725

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
Income tax expenses

	Year ended December 31		,
(in millions)	2010	2009	2008

Current:
Federal	$1,425	(3,952)	2,043
State and local	548	(334)	171
Foreign	78	164	30

Total current	2,051	(4,122)	2,244

Deferred:
Federal	4,060	8,709	(1,506)
State and local	211	794	—
Foreign	16	(50)	(136)

Total deferred	4,287	9,453	(1,642)

Total	$6,338	5,331	602

Net Deferred Tax Asset Liability [Text Block]

	Year ended December 31	,
(in millions)	2010	2009

Deferred tax assets
Allowance for loan losses	$8,157	9,178
Deferred compensation and employee benefits	3,473	3,026
Accrued expenses, deductible when paid	1,989	2,235
PCI loans	4,933	8,645
Basis difference in investments	2,598	208
Net operating loss and tax credit carry forwards	1,514	3,370
Other	1,891	1,706

Total deferred tax assets	24,555	28,368

Deferred tax assets valuation allowance	(711)	(827)

Deferred tax liabilities
Mortgage servicing rights	(8,020)	(8,073)
Leasing	(3,703)	(3,439)
Mark to market, net	(5,161)	(4,853)
Intangible assets	(3,322)	(5,567)
Net unrealized gains on securities available for sale	(3,243)	(2,079)
Other	(2,875)	(318)

Total deferred tax liabilities	(26,324)	(24,329)

Net deferred tax asset (liability)	$(2,480)	3,212

Effective income tax expense and rate

	December 31					,
	2010		2009		2008
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate

Statutory federal income tax expense and rate	$6,545	35.0%	$6,162	35.0%	$1,140	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	586	3.1	468	2.7	94	2.9
Tax-exempt interest	(283)	(1.5)	(260)	(1.5)	(130)	(4.0)
Excludable dividends	(258)	(1.3)	(253)	(1.4)	(186)	(5.7)
Other deductible dividends	(33)	(0.2)	(29)	(0.2)	(71)	(2.2)
Tax credits	(577)	(3.1)	(533)	(3.0)	(266)	(8.2)
Life insurance	(223)	(1.2)	(257)	(1.5)	(67)	(2.0)
Leveraged lease tax expense	461	2.5	400	2.3	—	—
Other	120	0.6	(367)	(2.1)	88	2.7

Effective income tax expense and rate	$6,338	33.9%	$5,331	30.3%	$602	18.5%

Change in unrecognized tax benefits

	Year ended
	December 31	,
(in millions)	2010	2009

Balance at beginning of year	$4,921	7,521
Additions:
For tax positions related to the current year	579	438
For tax positions related to prior years	301	898
For tax positions from business combinations (1)	—	6
Reductions:
For tax positions related to prior years	(111)	(834)
Lapse of statute of limitations	(148)	(75)
Settlements with tax authorities	(42)	(3,033)

Balance at end of year	$5,500	4,921

(1)	Unrecognized tax benefits from the Wachovia acquisition.

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Common Share (Tables) [Abstract]
Earning Per Common Share

		Year ended December 31			,
(in millions, except per share amounts)		2010	2009	2008

Wells Fargo net income		$12,362	12,275	2,655
Less:	Preferred stock dividends and accretion and other (1)	730	4,285	286

Wells Fargo net income applicable to common stock (numerator)		$11,632	7,990	2,369

Earnings per common share
Average common shares outstanding (denominator)		5,226.8	4,545.2	3,378.1
Per share		$2.23	1.76	0.70

Diluted earnings per common share
Average common shares outstanding		5,226.8	4,545.2	3,378.1
Add:	Stock Options	28.3	17.2	13.1
	Restricted share rights	8.0	0.3	0.1

Diluted average common shares outstanding (denominator)		5,263.1	4,562.7	3,391.3

Per share		$2.21	1.75	0.70

(1)	Includes Series J, K and L preferred stock dividends of $737 million, $804 million and $67 million for the year ended 2010, 2009 and 2008, respectively. Also includes $3.5 billion and $219 million in 2009 and 2008, respectively, for Series D Preferred Stock, which was redeemed in 2009. In conjunction with the redemption, we accelerated accretion of the remaining discount of $1.9 billion. See Note 17 for additional information.

Antidilutive Warrants and Options Outstanding

	Weighted-average shares
	Year ended December 31			,
(in millions)	2010	2009	2008

Options	212.1	247.2	169.3
Warrants	66.9	110.3	25.4

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2010
Other Comprehensive Income (Tables) [Abstract]
Components of other comprehensive income and related tax effects

	Year ended December 31								,
	2010			2009			2008
	Before	Tax	Net of	Before	Tax	Net of	Before	Tax	Net of
(in millions)	tax	effect	tax	tax	effect	tax	tax	effect	tax

Translation adjustments	$71	(26)	45	118	(45)	73	(93)	35	(58)

Securities available for sale:
Net unrealized gains (losses) arising during the year	2,611	(1,134)	1,477	15,998	(5,972)	10,026	(10,552)	3,960	(6,592)
Reclassification of gains (losses) included in net income	77	(29)	48	(349)	129	(220)	(29)	11	(18)

Net unrealized gains (losses) arising during the year	2,688	(1,163)	1,525	15,649	(5,843)	9,806	(10,581)	3,971	(6,610)

Derivatives and hedging activities:
Net unrealized gains arising during the year	750	(282)	468	193	(86)	107	955	(363)	592
Reclassification of net gains on cash flow hedges included in net income	(613)	234	(379)	(531)	203	(328)	(252)	96	(156)

Net unrealized gains (losses) arising during the year	137	(48)	89	(338)	117	(221)	703	(267)	436

Defined benefit pension plans:
Net actuarial gain (loss)	20	(9)	11	222	(73)	149	(2,165)	799	(1,366)
Amortization of net actuarial loss and prior service cost included in net income	104	(45)	59	184	(60)	124	6	(2)	4

Net gains (losses) arising during the year	124	(54)	70	406	(133)	273	(2,159)	797	(1,362)

Other comprehensive income	$3,020	(1,291)	1,729	15,835	(5,904)	9,931	(12,130)	4,536	(7,594)

Cumulative other comprehensive income

					Cumulative
			Derivatives	Defined	other
		Securities	and	benefit	compre-
	Translation	available	hedging	pension	hensive
(in millions)	adjustments	for sale	activities	plans	income

Balance, December 31, 2007	$52	398	435	(160)	725
Net change	(58)	(6,610)	436	(1,362)	(7,594)

Balance, December 31, 2008	(6)	(6,212)	871	(1,522)	(6,869)
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities	—	(53)	—	—	(53)
Net change	73	9,806	(221)	273	9,931

Balance, December 31, 2009	67	3,541	650	(1,249)	3,009
Net change	45	1,525	89	70	1,729

Balance, December 31, 2010	$112	5,066	739	(1,179)	4,738

Operating Segment (Tables)	12 Months Ended
Dec. 31, 2010
Operating Segment (Tables) [Abstract]
Financial Information of Operating Segment

			Wealth	,
			Brokerage
	Community	Wholesale	and			Consolidated
(income/expense in millions, average balances in billions)	Banking	Banking	Retirement		Other (1)	Company

2010
Net interest income (2)	$31,864	11,495	2,707		(1,309)	44,757
Provision for credit losses	13,807	1,920	334		(308)	15,753
Noninterest income	22,834	10,721	9,023		(2,125)	40,453
Noninterest expense	30,073	11,267	9,768		(652)	50,456

Income (loss) before income tax expense (benefit)	10,818	9,029	1,628		(2,474)	19,001
Income tax expense (benefit)	3,425	3,237	616		(940)	6,338

Net income (loss) before noncontrolling interests	7,393	5,792	1,012		(1,534)	12,663
Less: Net income from noncontrolling interests	275	19	7		—	301

Net income (loss) (3)	$7,118	5,773	1,005		(1,534)	12,362

2009
Net interest income (2)	$34,799	10,218	2,407		(1,100)	46,324
Provision for credit losses	17,866	3,648	460		(306)	21,668
Noninterest income	25,699	10,363	8,358		(2,058)	42,362
Noninterest expense	29,956	10,771	9,426		(1,133)	49,020

Income (loss) before income tax expense (benefit)	12,676	6,162	879		(1,719)	17,998
Income tax expense (benefit)	3,449	2,211	324		(653)	5,331

Net income (loss) before noncontrolling interests	9,227	3,951	555		(1,066)	12,667
Less: Net income from noncontrolling interests	339	27	26		—	392

Net income (loss) (3)	$8,888	3,924	529		(1,066)	12,275

2008
Net interest income (2)	$20,492	4,564	642		(555)	25,143
Provision for credit losses	14,822	1,157	299		(299)	15,979
Noninterest income	12,298	3,785	1,834		(1,183)	16,734
Noninterest expense	16,429	5,375	1,986		(1,192)	22,598

Income (loss) before income tax expense (benefit)	1,539	1,817	191		(247)	3,300
Income tax expense (benefit)	202	421	73		(94)	602

Net income (loss) before noncontrolling interests	1,337	1,396	118		(153)	2,698
Less: Net income from noncontrolling interests	32	11	—		—	43

Net income (loss) (3)	$1,305	1,385	118		(153)	2,655

2010
Average loans	$530.1	230.5	43.0		(33.0)	770.6
Average assets	773.0	373.2	139.3		(58.6)	1,226.9
Average core deposits	536.4	170.0	121.2		(55.6)	772.0
2009
Average loans	$552.7	260.2	45.7		(35.8)	822.8
Average assets	806.1	383.2	127.9		(54.8)	1,262.4
Average core deposits	552.8	147.3	114.2		(51.8)	762.5

(1)	Includes Wachovia integration expenses and the elimination of items that are included in both Community Banking and Wealth, Brokerage and Retirement, largely representing services and products for wealth management customers provided in Community Banking stores.
(2)	Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.
(3)	Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement segments and Wells Fargo net income for the consolidated company.

Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2010
Condensed Consolidating Financial Statements (Tables) [Abstract]
Statements of Income
Condensed Consolidating Statement of Income

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company

Year ended December 31, 2010
Dividends from subsidiaries:
Bank	$12,896	—	—	(12,896)	—
Nonbank	21	—	—	(21)	—
Interest income from loans	—	2,674	37,404	(318)	39,760
Interest income from subsidiaries	1,375	—	14	(1,389)	—
Other interest income	304	116	12,616	—	13,036

Total interest income	14,596	2,790	50,034	(14,624)	52,796

Deposits	—	—	2,832	—	2,832
Short-term borrowings	277	46	586	(817)	92
Long-term debt	2,910	963	1,905	(890)	4,888
Other interest expense	2	—	225	—	227

Total interest expense	3,189	1,009	5,548	(1,707)	8,039

Net interest income	11,407	1,781	44,486	(12,917)	44,757
Provision for credit losses	—	1,064	14,689	—	15,753

Net interest income after provision for credit losses	11,407	717	29,797	(12,917)	29,004

Noninterest income
Fee income – nonaffiliates	—	107	23,385	—	23,492
Other	363	145	17,111	(658)	16,961

Total noninterest income	363	252	40,496	(658)	40,453

Noninterest expense
Salaries and benefits	143	150	26,919	—	27,212
Other	1,192	632	22,078	(658)	23,244

Total noninterest expense	1,335	782	48,997	(658)	50,456

Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	10,435	187	21,296	(12,917)	19,001
Income tax expense (benefit)	(749)	62	7,025	—	6,338
Equity in undistributed income of subsidiaries	1,178	—	—	(1,178)	—

Net income (loss) before noncontrolling interests	12,362	125	14,271	(14,095)	12,663
Less: Net income from noncontrolling interests	—	—	301	—	301

Parent, WFFI, Other and Wells Fargo net income (loss)	$12,362	125	13,970	(14,095)	12,362

Condensed Consolidating Statements of Income

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company

Year ended December 31, 2009
Dividends from subsidiaries:
Bank	$6,974	—	—	(6,974)	—
Nonbank	528	—	—	(528)	—
Interest income from loans	—	3,467	38,140	(18)	41,589
Interest income from subsidiaries	2,126	—	—	(2,126)	—
Other interest income	424	111	14,150	—	14,685

Total interest income	10,052	3,578	52,290	(9,646)	56,274

Deposits	—	—	3,774	—	3,774
Short-term borrowings	174	38	782	(772)	222
Long-term debt	3,391	1,305	2,458	(1,372)	5,782
Other interest expense	—	—	172	—	172

Total interest expense	3,565	1,343	7,186	(2,144)	9,950

Net interest income	6,487	2,235	45,104	(7,502)	46,324
Provision for credit losses	—	1,901	19,767	—	21,668

Net interest income after provision for credit losses	6,487	334	25,337	(7,502)	24,656

Noninterest income
Fee income – nonaffiliates	—	148	22,815	—	22,963
Other	738	169	19,135	(643)	19,399

Total noninterest income	738	317	41,950	(643)	42,362

Noninterest expense
Salaries and benefits	320	129	26,018	—	26,467
Other	521	711	21,964	(643)	22,553

Total noninterest expense	841	840	47,982	(643)	49,020

Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	6,384	(189)	19,305	(7,502)	17,998
Income tax expense (benefit)	(164)	(86)	5,581	—	5,331
Equity in undistributed income of subsidiaries	5,727	—	—	(5,727)	—

Net income (loss) before noncontrolling interests	12,275	(103)	13,724	(13,229)	12,667
Less: Net income from noncontrolling interests	—	1	391	—	392

Parent, WFFI, Other and Wells Fargo net income (loss)	$12,275	(104)	13,333	(13,229)	12,275

Year ended December 31, 2008
Dividends from subsidiaries:
Bank	$1,806	—	—	(1,806)	—
Nonbank	326	—	—	(326)	—
Interest income from loans	2	5,275	22,417	(62)	27,632
Interest income from subsidiaries	2,892	—	—	(2,892)	—
Other interest income	241	108	7,051	(134)	7,266

Total interest income	5,267	5,383	29,468	(5,220)	34,898

Deposits	—	—	4,966	(445)	4,521
Short-term borrowings	475	220	1,757	(974)	1,478
Long-term debt	2,957	1,807	661	(1,669)	3,756

Total interest expense	3,432	2,027	7,384	(3,088)	9,755

Net interest income	1,835	3,356	22,084	(2,132)	25,143
Provision for credit losses	—	2,970	13,009	—	15,979

Net interest income after provision for credit losses	1,835	386	9,075	(2,132)	9,164

Noninterest income
Fee income – nonaffiliates	—	437	10,110	—	10,547
Other	(101)	168	8,181	(2,061)	6,187

Total noninterest income	(101)	605	18,291	(2,061)	16,734

Noninterest expense
Salaries and benefits	(385)	719	12,606	—	12,940
Other	15	1,119	10,585	(2,061)	9,658

Total noninterest expense	(370)	1,838	23,191	(2,061)	22,598

Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	2,104	(847)	4,175	(2,132)	3,300
Income tax expense (benefit)	(83)	(289)	974	—	602
Equity in undistributed income of subsidiaries	468	—	—	(468)	—

Net income (loss) before noncontrolling interests	2,655	(558)	3,201	(2,600)	2,698
Less: Net income from noncontrolling interests	—	—	43	—	43

Parent, WFFI, Other and Wells Fargo net income (loss)	$2,655	(558)	3,158	(2,600)	2,655

Balance Sheets
Condensed Consolidating Balance Sheets

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company

December 31, 2010
Assets
Cash and cash equivalents due from:
Subsidiary banks	$30,240	154	—	(30,394)	—
Nonaffiliates	9	212	96,460	—	96,681
Securities available for sale	2,368	2,742	167,544	—	172,654
Mortgages and loans held for sale	—	—	53,053	—	53,053
Loans	7	30,329	742,807	(15,876)	757,267
Loans to subsidiaries:
Bank	3,885	—	—	(3,885)	—
Nonbank	53,382	—	—	(53,382)	—
Allowance for loan losses	—	(1,709)	(21,313)	—	(23,022)

Net loans	57,274	28,620	721,494	(73,143)	734,245

Investments in subsidiaries:
Bank	133,867	—	—	(133,867)	—
Nonbank	14,904	—	—	(14,904)	—
Other assets	8,363	1,316	192,821	(1,005)	201,495

Total assets	$247,025	33,044	1,231,372	(253,313)	1,258,128

Liabilities and equity
Deposits	$—	—	878,336	(30,394)	847,942
Short-term borrowings	2,412	14,490	86,523	(48,024)	55,401
Accrued expenses and other liabilities	6,819	1,685	62,414	(1,005)	69,913
Long-term debt	99,745	15,240	55,476	(13,478)	156,983
Indebtedness to subsidiaries	11,641	—	—	(11,641)	—

Total liabilities	120,617	31,415	1,082,749	(104,542)	1,130,239

Parent, WFFI, Other and Wells Fargo stockholders’ equity	126,408	1,618	147,153	(148,771)	126,408
Noncontrolling interests	—	11	1,470	—	1,481

Total equity	126,408	1,629	148,623	(148,771)	127,889

Total liabilities and equity	$247,025	33,044	1,231,372	(253,313)	1,258,128

December 31, 2009
Assets
Cash and cash equivalents due from:
Subsidiary banks	$27,303	205	—	(27,508)	—
Nonaffiliates	11	249	67,705	—	67,965
Securities available for sale	4,666	2,665	165,379	—	172,710
Mortgages and loans held for sale	—	—	44,827	—	44,827
Loans	7	35,199	750,045	(2,481)	782,770
Loans to subsidiaries:
Bank	6,760	—	—	(6,760)	—
Nonbank	56,316	—	—	(56,316)	—
Allowance for loan losses	—	(1,877)	(22,639)	—	(24,516)

Net loans	63,083	33,322	727,406	(65,557)	758,254

Investments in subsidiaries:
Bank	134,063	—	—	(134,063)	—
Nonbank	12,816	—	—	(12,816)	—
Other assets	10,758	1,500	189,049	(1,417)	199,890

Total assets	$252,700	37,941	1,194,366	(241,361)	1,243,646

Liabilities and equity
Deposits	$—	—	851,526	(27,508)	824,018
Short-term borrowings	1,546	10,599	59,813	(32,992)	38,966
Accrued expenses and other liabilities	7,878	1,439	54,542	(1,417)	62,442
Long-term debt	119,353	24,437	80,499	(20,428)	203,861
Indebtedness to subsidiaries	12,137	—	—	(12,137)	—

Total liabilities	140,914	36,475	1,046,380	(94,482)	1,129,287

Parent, WFFI, Other and Wells Fargo stockholders’ equity	111,786	1,456	145,423	(146,879)	111,786
Noncontrolling interests	—	10	2,563	—	2,573

Total equity	111,786	1,466	147,986	(146,879)	114,359

Total liabilities and equity	$252,700	37,941	1,194,366	(241,361)	1,243,646

Statements of Cash Flows
Condensed Consolidating Statements of Cash Flows

	Year ended December 31							,
	2010				2009
			Other				Other
			consolidating				consolidating
			subsidiaries/	Consolidated			subsidiaries/	Consolidated
(in millions)	Parent	WFFI	eliminations	Company	Parent	WFFI	eliminations	Company

Cash flows from operating activities:
Net cash provided by operating activities	$14,180	1,774	2,818	18,772	7,356	1,655	19,602	28,613

Cash flows from investing activities:
Securities available for sale:
Sales proceeds	2,441	796	5,431	8,668	1,184	925	50,929	53,038
Prepayments and maturities	—	229	47,690	47,919	—	290	38,521	38,811
Purchases	(119)	(1,037)	(52,310)	(53,466)	(463)	(1,667)	(93,155)	(95,285)
Loans:
Loans originated by banking subsidiaries, net of principal collected	—	(206)	16,075	15,869	—	(981)	53,221	52,240
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	—	—	6,517	6,517	—	—	6,162	6,162
Purchases (including participations) of loans by banking subsidiaries	—	—	(2,297)	(2,297)	—	—	(3,363)	(3,363)
Principal collected on nonbank entities’ loans	—	10,829	4,731	15,560	—	11,119	3,309	14,428
Loans originated by nonbank entities	—	(6,336)	(4,500)	(10,836)	—	(5,523)	(4,438)	(9,961)
Net repayments from (advances to) subsidiaries	(5,485)	(842)	6,327	—	11,369	(138)	(11,231)	—
Capital notes and term loans made to subsidiaries	—	—	—	—	(497)	(1,000)	1,497	—
Principal collected on notes/loans made to subsidiaries	11,282	—	(11,282)	—	12,979	—	(12,979)	—
Net decrease (increase) in investment in subsidiaries	1,198	—	(1,198)	—	(1,382)	—	1,382	—
Net cash paid for acquisitions	—	—	(36)	(36)	—	—	(138)	(138)
Other, net	15	64	(31,652)	(31,573)	22,513	355	(7,015)	15,853

Net cash provided (used) by investing activities	9,332	3,497	(16,504)	(3,675)	45,703	3,380	22,702	71,785

Cash flows from financing activities:
Net change in:
Deposits	—	—	23,924	23,924	—	—	42,473	42,473
Short-term borrowings	1,860	4,118	5,330	11,308	(19,100)	2,158	(52,166)	(69,108)
Long-term debt:
Proceeds from issuance	1,789	—	1,700	3,489	8,297	1,347	(1,248)	8,396
Repayment	(23,281)	(9,478)	(30,558)	(63,317)	(22,931)	(8,508)	(34,821)	(66,260)
Preferred stock:
Cash dividends paid	(737)	—	—	(737)	(2,178)	—	—	(2,178)
Redeemed	—	—	—	—	(25,000)	—	—	(25,000)
Common stock warrants repurchased	(545)	—	—	(545)	—	—	—	—
Common stock:
Proceeds from issuance	1,375	—	—	1,375	21,976	—	—	21,976
Repurchased	(91)	—	—	(91)	(220)	—	—	(220)
Cash dividends paid	(1,045)	—	—	(1,045)	(2,125)	—	—	(2,125)
Excess tax benefits related to stock option payments	98	—	—	98	18	—	—	18
Change in noncontrolling interests:
Purchase of Prudential’s noncontrolling interest	—	—	—	—	—	—	(4,500)	(4,500)
Other, net	—	1	(593)	(592)	—	(4)	(549)	(553)
Other, net	—	—	—	—	(140)	—	140	—

Net cash used by financing activities	(20,577)	(5,359)	(197)	(26,133)	(41,403)	(5,007)	(50,671)	(97,081)

Net change in cash and due from banks	2,935	(88)	(13,883)	(11,036)	11,656	28	(8,367)	3,317
Cash and due from banks at beginning of year	27,314	454	(688)	27,080	15,658	426	7,679	23,763

Cash and due from banks at end of year	$30,249	366	(14,571)	16,044	27,314	454	(688)	27,080

Condensed Consolidating Statement of Cash Flows

			Other
			consolidating
			subsidiaries/	Consolidated
(in millions)	Parent	WFFI	eliminations	Company

Year ended December 31,2008
Cash flows from operating activities:
Net cash provided (used) by operating activities	$730	2,023	(7,541)	(4,788)

Cash flows from investing activities:
Securities available for sale:
Sales proceeds	2,570	875	57,361	60,806
Prepayments and maturities	—	283	24,034	24,317
Purchases	(3,514)	(1,258)	(100,569)	(105,341)
Loans:
Loans originated by banking subsidiaries, net of principal collected	—	(1,684)	(53,131)	(54,815)
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	—	—	1,988	1,988
Purchases (including participations) of loans by banking subsidiaries	—	—	(5,513)	(5,513)
Principal collected on nonbank entities’ loans	—	14,447	7,399	21,846
Loans originated by nonbank entities	—	(12,362)	(7,611)	(19,973)
Net repayments from (advances to) subsidiaries	(12,415)	—	12,415	—
Capital notes and term loans made to subsidiaries	(2,008)	—	2,008	—
Principal collected on notes/loans made to subsidiaries	8,679	—	(8,679)	—
Net decrease (increase) in investment in subsidiaries	(37,108)	—	37,108	—
Net cash acquired from acquisitions	9,194	—	2,009	11,203
Other, net	(21,823)	(91)	69,235	47,321

Net cash provided (used) by investing activities	(56,425)	210	38,054	(18,161)

Cash flows from financing activities:
Net change in:
Deposits	—	—	7,697	7,697
Short-term borrowings	17,636	5,580	(38,104)	(14,888)
Long-term debt:
Proceeds from issuance	21,931	1,113	12,657	35,701
Repayment	(16,560)	(8,983)	(4,316)	(29,859)
Preferred stock:
Proceeds from issuance	22,674	—	—	22,674
Proceeds from issuance of stock warrants	2,326	—	—	2,326
Common stock:
Proceeds from issuance	14,171	—	—	14,171
Repurchased	(1,623)	—	—	(1,623)
Cash dividends paid	(4,312)	—	—	(4,312)
Excess tax benefits related to stock option payments	121	—	—	121
Change in noncontrolling interests:
Other, net	—	—	(53)	(53)

Net cash provided (used) by financing activities	56,364	(2,290)	(22,119)	31,955

Net change in cash and due from banks	669	(57)	8,394	9,006
Cash and due from banks at beginning of year	14,989	483	(715)	14,757

Cash and due from banks at end of year	$15,658	426	7,679	23,763

Regulatory and Agency Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2010
Regulatory and Agency Capital Requirements (Tables) [Abstract]
Regulatory and Agency Capital Requirements

	Wells Fargo & Company		Wells Fargo Bank, N.A.			Well-	Minimum
	December 31				,	capitalized	capital
(in billions, except ratios)	2010	2009	2010	2009		ratios (1)	ratios (1)

Regulatory capital:
Tier 1	$109.4	93.8	90.2	43.8
Total	147.1	134.4	117.1	58.4
Assets:
Risk-weighted	$980.0	1,013.6	895.2	492.0
Adjusted average (2)	1,189.5	1,191.6	1,057.7	583.3
Capital ratios:
Tier 1 capital	11.16%	9.25	10.07	8.90		6.00	4.00
Total capital	15.01	13.26	13.09	11.87		10.00	8.00
Tier 1 leverage (2)	9.19	7.87	8.52	7.50		5.00	4.00

(1)	As defined by the regulations issued by the Federal Reserve, OCC and FDIC.
(2)	The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplemental cash flow information - Noncash activities
Transfers from trading assets to securities available for sale			$ 854,000,000
Transfers from (to) loans to (from) securities available for sale		3,476,000,000	(258,000,000)	(283,000,000)
Transfers from MHFS to trading assets		19,815,000,000	2,993,000,000
Transfers from MHFS to securities available for sale				544,000,000
Transfers from MHFS to MSRs		4,570,000,000	6,287,000,000	3,498,000,000
Transfers from MHFS to foreclosed assets		262,000,000	162,000,000	136,000,000
Transfers from (to) loans (from) to MHFS		230,000,000	144,000,000	(1,195,000,000)
Transfers from (to) loans (from) to LHFS		1,313,000,000	(111,000,000)	1,640,000,000
Transfers from loans to foreclosed assets		8,699,000,000	7,604,000,000	3,031,000,000
Changes in consolidations of variable interest entities
Trading assets		155,000,000
Securities available for sale		(7,590,000,000)
Loans		26,117,000,000
Other assets		212,000,000
Short-term borrowings		5,127,000,000
Long-term debt		13,613,000,000
Transfers From Accrued Expenses And Other Liabilities On Adoption Of Consolidation Accounting Guidance		(32,000,000)
Net transfer from additional paid-in capital to noncontrolling interests			2,299,000,000
Issuance of common and preferred stock for purchase accounting				22,672,000,000
Decrease in noncontrolling interests due to deconsolidation of subsidiaries		440,000,000
Transfer from noncontrolling interests to long-term debt		345,000,000
Summary of Significant Accounting Policies (Textual) [Abstract]
Increase in assets as a result of adoption of ASU 2009-17	18,600,000,000
Increase in Retained Earnings as a result of adoption of ASU 2009-17	183,000,000
Fair value of loans for which fair value option elected upon consolidation	1,000,000,000
Fair value of long term debt for which fair value option elected upon consolidation	1,000,000,000
Increase in Retained Earnings as a result of adoption of New Accounting Pronouncement or Change in Accounting Principle, Amount Related to Election of Fair Value Option	15,000,000
Decrease in Retained Earnings as a result of adoption of ASU 2010-11		$ 28,000,000

Business Combinations (Details) (USD $) In Millions	12 Months Ended			12 Months Ended								12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Facilities related [Member]	Dec. 31, 2009 Facilities related [Member]	Dec. 31, 2010 Employee termination [Member]	Dec. 31, 2009 Employee termination [Member]	Dec. 31, 2010 Contract termination [Member]	Dec. 31, 2009 Contract termination [Member]	Dec. 31, 2010 Certain assets of GMAC Commercial Finance, LLC, New York, New York [Member]	Apr. 30, 2010 Certain assets of GMAC Commercial Finance, LLC, New York, New York [Member]	Dec. 31, 2009 Capital TempFunds, Fort Lauderdale, Florida [Member]	Mar. 02, 2009 Capital TempFunds, Fort Lauderdale, Florida [Member]	Dec. 31, 2008 Flatiron Credit Company, Inc., Denver, Colorado [Member]	Apr. 30, 2008 Flatiron Credit Company, Inc., Denver, Colorado [Member]	Dec. 31, 2008 Transcap Associates, Inc., Chicago, Illinois [Member]	Jun. 27, 2008 Transcap Associates, Inc., Chicago, Illinois [Member]	Dec. 31, 2008 United Bancorporation of Wyoming, Inc., Jackson, Wyoming [Member]	Jun. 30, 2008 United Bancorporation of Wyoming, Inc., Jackson, Wyoming [Member]	Dec. 31, 2008 Farmers State Bank of Fort Morgan Colorado, Fort Morgan, Colorado [Member]	Dec. 06, 2008 Farmers State Bank of Fort Morgan Colorado, Fort Morgan, Colorado [Member]	Dec. 31, 2008 Century Bancshares, Inc., Dallas, Texas [Member]	Dec. 31, 2008 Wells Fargo Merchant Services, LLC [Member]	Dec. 31, 2010 Other Acquired Companies [Member]	Dec. 31, 2009 Other Acquired Companies [Member]	Dec. 31, 2008 Other Acquired Companies [Member]
Restructuring Reserve [Abstract]
Beginning Balance	$ 757	$ 199		$ 344	$ 129	$ 355	$ 57	$ 58	$ 13
Change in estimates	(123)	1,011		(66)	354	(55)	596	(2)	61
Cash payments/utilization	(634)	(453)		(278)	(139)	(300)	(298)	(56)	(16)
Ending Balance	0	757		0	344	0	355	0	58
Summary of business combinations completed [Abstract]
Date										40298		39874		39568		39626		39630		39788		39813	39813
Various Dates																								Various	Various	Various
Assets	$ 470	$ 113	$ 5,557								$ 430		$ 74		$ 332		$ 22		$ 2,110		$ 186	$ 1,604	$ 1,251	$ 40	$ 39	$ 52

Cash, Loan and Dividend Restrictions (Details) (USD $) In Billions, except Per Share data	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Average required reserve balance on deposits		$ 6	$ 2.4
Per share dividend amount requiring approval	$ 0.05	$ 0.2	$ 0.49	$ 1.3
National And State Chartered Subsidiary Banks [Member]
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/ Nonbank Subsidiaries	1.6	1.6
Nonbank Subsidiaries [Member]
Cash, Loan and Dividend Restrictions (Textual) [Abstract]
Additional dividends that could have been declared by national and state-chartered subsidiary bank/ Nonbank Subsidiaries	$ 4.7	$ 4.7

Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal funds sold and securities purchased under resale agreements	$ 24,880	$ 8,042
Interest-earning deposits	53,433	31,668
Other short-term investments	2,324	1,175
Total	80,637	40,885
Collateral received with the right to sell or repledge	22,495	9,663
Collateral sold or repledged	$ 14,624	$ 7,952

Securities Available for Sale Textuals (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Securities Available for Sale Textual [Line Items]
Cost	$ 164,329	$ 167,063
Fair value	172,654	172,710
Securities owned and pledged as collateral not available to be repledged, Fair Value	0	0
Gross unrealized losses	2,711	5,056
OTTI	692	1,094	1,790
Securities Available For Sale (Textual) [Abstract]
Financial Instruments Owned and Pledged as Collateral, Amount Eligible to be Repledged by Counterparty	0	0
Securities we intend to sell [Member] | Federal agencies [Member]
Securities Available for Sale Textual [Line Items]
Fair value	14,500
OTTI	252
Residential [Member]
Securities Available for Sale Textual [Line Items]
Cost	18,294	28,153
Fair value	20,203	28,590
Gross unrealized losses	489	2,043
OTTI	175	591
Residential [Member] | Investment Grade [Member]
Securities Available for Sale Textual [Line Items]
OTTI	5	24
Residential [Member] | Non-investment Grade [Member]
Securities Available for Sale Textual [Line Items]
OTTI	170	567
Asset-backed Securities Collateralized by Auto Leases [Member]
Securities Available for Sale Textual [Line Items]
Cost	6,200	8,200
Fair value	6,400	8,500
Asset-backed Securities Collateralized by Home Equity Loans [Member]
Securities Available for Sale Textual [Line Items]
Cost	927	2,300
Fair value	1,100	2,500
Securities Pledged: Securities Available For Sale [Member] | Collateral to secure borrowings from FHLB and FRB, and other [Member]
Securities Available for Sale Textual [Line Items]
Securities owned and pledged as collateral not available to be repledged, Fair Value	94,200	98,900
Federal agencies [Member]
Securities Available for Sale Textual [Line Items]
Cost	78,578	79,542
Fair value	82,037	82,818
Gross unrealized losses	96	9
Unrated Investment Grade Securities [Member]
Securities Available for Sale Textual [Line Items]
Fair value	1,300	0
Gross unrealized losses	83	0
Collateral to secure borrowings from FHLB and FRB, and other [Member]
Securities Available for Sale Textual [Line Items]
Securities owned and pledged as collateral not available to be repledged, Fair Value	$ 0	$ 0

Securities Available For Sale, Major Categories (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 164,329	$ 167,063
Gross unrealized gains	11,036	10,703
Gross unrealized losses	(2,711)	(5,056)
Securities available for sale	172,654	172,710
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	160,071	162,314
Gross unrealized gains	10,015	9,786
Gross unrealized losses	(2,621)	(4,982)
Securities available for sale	167,465	167,118
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	1,570	2,256
Gross unrealized gains	49	38
Gross unrealized losses	(15)	(14)
Securities available for sale	1,604	2,280
US States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	18,923	13,212
Gross unrealized gains	568	683
Gross unrealized losses	(837)	(365)
Securities available for sale	18,654	13,530
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	109,862	119,916
Gross unrealized gains	7,152	6,367
Gross unrealized losses	(1,220)	(3,914)
Securities available for sale	115,794	122,369
Federal agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	78,578	79,542
Gross unrealized gains	3,555	3,285
Gross unrealized losses	(96)	(9)
Securities available for sale	82,037	82,818
Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	18,294	28,153
Gross unrealized gains	2,398	2,480
Gross unrealized losses	(489)	(2,043)
Securities available for sale	20,203	28,590
Commercial [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	12,990	12,221
Gross unrealized gains	1,199	602
Gross unrealized losses	(635)	(1,862)
Securities available for sale	13,554	10,961
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	9,015	8,245
Gross unrealized gains	1,301	1,167
Gross unrealized losses	(37)	(77)
Securities available for sale	10,279	9,335
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	4,638	3,660
Gross unrealized gains	369	432
Gross unrealized losses	(229)	(367)
Securities available for sale	4,778	3,725
Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	16,063	15,025
Gross unrealized gains	576	1,099
Gross unrealized losses	(283)	(245)
Securities available for sale	16,356	15,879
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	4,258	4,749
Gross unrealized gains	1,021	917
Gross unrealized losses	(90)	(74)
Securities available for sale	5,189	5,592
Perpetual preferred securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	3,671	3,677
Gross unrealized gains	250	263
Gross unrealized losses	(89)	(65)
Securities available for sale	3,832	3,875
Other equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	587	1,072
Gross unrealized gains	771	654
Gross unrealized losses	(1)	(9)
Securities available for sale	$ 1,357	$ 1,717

Securities Available for Sale, Gross Unrealized Losses and Fair Value (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	$ (553)	$ (503)
Less than 12 months, Fair Value	20,456	7,917
12 months or more, Gross Unrealized Losses	(2,158)	(4,553)
12 months or more, Fair Value	14,205	20,660
Total Gross Unrealized Losses	(2,711)	(5,056)
Total, Fair Value	34,661	28,577
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(512)	(493)
Less than 12 months, Fair Value	19,494	7,649
12 months or more, Gross Unrealized Losses	(2,109)	(4,489)
12 months or more, Fair Value	13,731	20,133
Total Gross Unrealized Losses	(2,621)	(4,982)
Total, Fair Value	33,225	27,782
US Treasury and Government [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(15)	(14)
Less than 12 months, Fair Value	544	530
12 months or more, Gross Unrealized Losses	0	0
12 months or more, Fair Value	0	0
Total Gross Unrealized Losses	(15)	(14)
Total, Fair Value	544	530
US States and Political Subdivisions [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(322)	(55)
Less than 12 months, Fair Value	6,242	1,120
12 months or more, Gross Unrealized Losses	(515)	(310)
12 months or more, Fair Value	2,720	2,826
Total Gross Unrealized Losses	(837)	(365)
Total, Fair Value	8,962	3,946
Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(139)	(289)
Less than 12 months, Fair Value	9,567	4,574
12 months or more, Gross Unrealized Losses	(1,081)	(3,625)
12 months or more, Fair Value	9,641	16,067
Total Gross Unrealized Losses	(1,220)	(3,914)
Total, Fair Value	19,208	20,641
Federal agencies [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(95)	(9)
Less than 12 months, Fair Value	8,103	767
12 months or more, Gross Unrealized Losses	(1)	0
12 months or more, Fair Value	60	0
Total Gross Unrealized Losses	(96)	(9)
Total, Fair Value	8,163	767
Residential [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(35)	(243)
Less than 12 months, Fair Value	1,023	2,991
12 months or more, Gross Unrealized Losses	(454)	(1,800)
12 months or more, Fair Value	4,440	9,697
Total Gross Unrealized Losses	(489)	(2,043)
Total, Fair Value	5,463	12,688
Commercial [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(9)	(37)
Less than 12 months, Fair Value	441	816
12 months or more, Gross Unrealized Losses	(626)	(1,825)
12 months or more, Fair Value	5,141	6,370
Total Gross Unrealized Losses	(635)	(1,862)
Total, Fair Value	5,582	7,186
Corporate debt securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(10)	(7)
Less than 12 months, Fair Value	477	281
12 months or more, Gross Unrealized Losses	(27)	(70)
12 months or more, Fair Value	157	442
Total Gross Unrealized Losses	(37)	(77)
Total, Fair Value	634	723
Collateralized debt obligations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(13)	(55)
Less than 12 months, Fair Value	679	398
12 months or more, Gross Unrealized Losses	(216)	(312)
12 months or more, Fair Value	456	512
Total Gross Unrealized Losses	(229)	(367)
Total, Fair Value	1,135	910
Other Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(13)	(73)
Less than 12 months, Fair Value	1,985	746
12 months or more, Gross Unrealized Losses	(270)	(172)
12 months or more, Fair Value	757	286
Total Gross Unrealized Losses	(283)	(245)
Total, Fair Value	2,742	1,032
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(41)	(10)
Less than 12 months, Fair Value	962	268
12 months or more, Gross Unrealized Losses	(49)	(64)
12 months or more, Fair Value	474	527
Total Gross Unrealized Losses	(90)	(74)
Total, Fair Value	1,436	795
Perpetual preferred securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(41)	(1)
Less than 12 months, Fair Value	962	93
12 months or more, Gross Unrealized Losses	(48)	(64)
12 months or more, Fair Value	467	527
Total Gross Unrealized Losses	(89)	(65)
Total, Fair Value	1,429	620
Other equity securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	0	(9)
Less than 12 months, Fair Value	0	175
12 months or more, Gross Unrealized Losses	(1)	0
12 months or more, Fair Value	7	0
Total Gross Unrealized Losses	(1)	(9)
Total, Fair Value	$ 7	$ 175

Securities Available for Sale, Unrealized Loss Position, by Credit Rating (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	$ (1,480)	$ (2,310)
Investment Grade, Fair Value	27,477	19,117
Non-Investment Grade, Gross Unrealized Losses	(1,230)	(2,737)
Non-Investment Grade, Fair value	7,177	9,285
Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(1,399)	(2,245)
Investment Grade, Fair Value	26,150	18,497
Non-Investment Grade, Gross Unrealized Losses	(1,222)	(2,737)
Non-Investment Grade, Fair value	7,075	9,285
US Treasury and Government [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(15)	(14)
Investment Grade, Fair Value	544	530
Non-Investment Grade, Gross Unrealized Losses	0	0
Non-Investment Grade, Fair value	0	0
US States and Political Subdivisions [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(722)	(275)
Investment Grade, Fair Value	8,423	3,621
Non-Investment Grade, Gross Unrealized Losses	(115)	(90)
Non-Investment Grade, Fair value	539	325
Mortgage Backed Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(418)	(1,736)
Investment Grade, Fair Value	13,730	12,971
Non-Investment Grade, Gross Unrealized Losses	(802)	(2,178)
Non-Investment Grade, Fair value	5,478	7,670
Federal agencies [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(96)	(9)
Investment Grade, Fair Value	8,163	767
Non-Investment Grade, Gross Unrealized Losses	0	0
Non-Investment Grade, Fair value	0	0
Residential [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(23)	(480)
Investment Grade, Fair Value	888	5,661
Non-Investment Grade, Gross Unrealized Losses	(466)	(1,563)
Non-Investment Grade, Fair value	4,575	7,027
Commercial [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(299)	(1,247)
Investment Grade, Fair Value	4,679	6,543
Non-Investment Grade, Gross Unrealized Losses	(336)	(615)
Non-Investment Grade, Fair value	903	643
Corporate debt securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(22)	(31)
Investment Grade, Fair Value	330	260
Non-Investment Grade, Gross Unrealized Losses	(15)	(46)
Non-Investment Grade, Fair value	304	463
Collateralized debt obligations [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(42)	(104)
Investment Grade, Fair Value	613	471
Non-Investment Grade, Gross Unrealized Losses	(187)	(263)
Non-Investment Grade, Fair value	522	439
Other Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(180)	(85)
Investment Grade, Fair Value	2,510	644
Non-Investment Grade, Gross Unrealized Losses	(103)	(160)
Non-Investment Grade, Fair value	232	388
Perpetual preferred securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Investment Grade, Gross Unrealized Losses	(81)	(65)
Investment Grade, Fair Value	1,327	620
Non-Investment Grade, Gross Unrealized Losses	(8)	0
Non-Investment Grade, Fair value	$ 102	$ 0

Securities Available for Sale, Contractual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	$ 167,465	$ 167,118
Weighted Average Yield Contractual Maturities, Total	4.81%	5.33%
Due in 1 year, Contractual Maturities	2,469	3,452
Percentage of Weighted Average Yield, Due In 1 year	4.12%	4.63%
Due in 1-5 years, Contractual Maturities	16,165	13,799
Percentage of Weighted Average Yield, Due in 1-5 Years	3.72%	5.64%
Due in 5-10 years, Contractual Maturities	15,477	9,463
Percentage of Weighted Average Yield, Due In 5-10 years	3.63%	4.51%
Due in 10 years or More, Contractual Maturities	133,354	140,404
Percentage of Weighted Average Yield, Due After 10 Years	5.10%	5.37%
US Treasury and Government [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	1,604	2,280
Weighted Average Yield Contractual Maturities, Total	2.54%	2.80%
Due in 1 year, Contractual Maturities	9	413
Percentage of Weighted Average Yield, Due In 1 year	5.07%	0.79%
Due in 1-5 years, Contractual Maturities	641	669
Percentage of Weighted Average Yield, Due in 1-5 Years	1.72%	2.14%
Due in 5-10 years, Contractual Maturities	852	1,192
Percentage of Weighted Average Yield, Due In 5-10 years	2.94%	3.87%
Due in 10 years or More, Contractual Maturities	102	6
Percentage of Weighted Average Yield, Due After 10 Years	4.15%	4.03%
US States and Political Subdivisions [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	18,654	13,530
Weighted Average Yield Contractual Maturities, Total	5.99%	6.75%
Due in 1 year, Contractual Maturities	322	77
Percentage of Weighted Average Yield, Due In 1 year	3.83%	7.48%
Due in 1-5 years, Contractual Maturities	3,210	703
Percentage of Weighted Average Yield, Due in 1-5 Years	3.57%	6.88%
Due in 5-10 years, Contractual Maturities	1,884	1,055
Percentage of Weighted Average Yield, Due In 5-10 years	6.13%	6.56%
Due in 10 years or More, Contractual Maturities	13,238	11,695
Percentage of Weighted Average Yield, Due After 10 Years	6.60%	6.76%
Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	115,794	122,369
Weighted Average Yield Contractual Maturities, Total	5.05%	5.46%
Due in 1 year, Contractual Maturities	5	148
Percentage of Weighted Average Yield, Due In 1 year	6.63%	2.44%
Due in 1-5 years, Contractual Maturities	29	236
Percentage of Weighted Average Yield, Due in 1-5 Years	6.38%	3.14%
Due in 5-10 years, Contractual Maturities	976	723
Percentage of Weighted Average Yield, Due In 5-10 years	4.53%	5.63%
Due in 10 years or More, Contractual Maturities	114,784	121,262
Percentage of Weighted Average Yield, Due After 10 Years	5.05%	5.46%
Federal agencies [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	82,037	82,818
Weighted Average Yield Contractual Maturities, Total	5.01%	5.50%
Due in 1 year, Contractual Maturities	5	12
Percentage of Weighted Average Yield, Due In 1 year	6.63%	4.68%
Due in 1-5 years, Contractual Maturities	28	50
Percentage of Weighted Average Yield, Due in 1-5 Years	6.58%	5.91%
Due in 5-10 years, Contractual Maturities	420	271
Percentage of Weighted Average Yield, Due In 5-10 years	5.23%	5.56%
Due in 10 years or More, Contractual Maturities	81,584	82,485
Percentage of Weighted Average Yield, Due After 10 Years	5.00%	5.50%
Residential [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	20,203	28,590
Weighted Average Yield Contractual Maturities, Total	4.98%	5.40%
Due in 1 year, Contractual Maturities	0	51
Percentage of Weighted Average Yield, Due In 1 year	0.00%	4.80%
Due in 1-5 years, Contractual Maturities	0	115
Percentage of Weighted Average Yield, Due in 1-5 Years	0.00%	0.45%
Due in 5-10 years, Contractual Maturities	341	283
Percentage of Weighted Average Yield, Due In 5-10 years	3.20%	5.69%
Due in 10 years or More, Contractual Maturities	19,862	28,141
Percentage of Weighted Average Yield, Due After 10 Years	5.01%	5.41%
Commercial [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	13,554	10,961
Weighted Average Yield Contractual Maturities, Total	5.39%	5.29%
Due in 1 year, Contractual Maturities	0	85
Percentage of Weighted Average Yield, Due In 1 year	0.00%	0.68%
Due in 1-5 years, Contractual Maturities	1	71
Percentage of Weighted Average Yield, Due in 1-5 Years	1.38%	5.55%
Due in 5-10 years, Contractual Maturities	215	169
Percentage of Weighted Average Yield, Due In 5-10 years	5.28%	5.66%
Due in 10 years or More, Contractual Maturities	13,338	10,636
Percentage of Weighted Average Yield, Due After 10 Years	5.39%	5.32%
Corporate debt securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	10,279	9,335
Weighted Average Yield Contractual Maturities, Total	5.94%	5.53%
Due in 1 year, Contractual Maturities	545	684
Percentage of Weighted Average Yield, Due In 1 year	7.82%	4.00%
Due in 1-5 years, Contractual Maturities	3,853	3,937
Percentage of Weighted Average Yield, Due in 1-5 Years	6.01%	5.68%
Due in 5-10 years, Contractual Maturities	4,817	3,959
Percentage of Weighted Average Yield, Due In 5-10 years	5.62%	5.68%
Due in 10 years or More, Contractual Maturities	1,064	755
Percentage of Weighted Average Yield, Due After 10 Years	6.21%	5.32%
Collateralized debt obligations [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	4,778	3,725
Weighted Average Yield Contractual Maturities, Total	0.80%	1.70%
Due in 1 year, Contractual Maturities	0	2
Percentage of Weighted Average Yield, Due In 1 year	0.00%	5.53%
Due in 1-5 years, Contractual Maturities	545	492
Percentage of Weighted Average Yield, Due in 1-5 Years	0.88%	4.48%
Due in 5-10 years, Contractual Maturities	2,581	1,837
Percentage of Weighted Average Yield, Due In 5-10 years	0.72%	1.56%
Due in 10 years or More, Contractual Maturities	1,652	1,394
Percentage of Weighted Average Yield, Due After 10 Years	0.90%	0.90%
Other Debt Securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	16,356	15,879
Weighted Average Yield Contractual Maturities, Total	2.53%	4.22%
Due in 1 year, Contractual Maturities	1,588	2,128
Percentage of Weighted Average Yield, Due In 1 year	2.89%	5.62%
Due in 1-5 years, Contractual Maturities	7,887	7,762
Percentage of Weighted Average Yield, Due in 1-5 Years	3.00%	5.96%
Due in 5-10 years, Contractual Maturities	4,367	697
Percentage of Weighted Average Yield, Due In 5-10 years	2.01%	2.46%
Due in 10 years or More, Contractual Maturities	$ 2,514	$ 5,292
Percentage of Weighted Average Yield, Due After 10 Years	1.72%	1.33%

Securities Available for Sale, Realized Gains and Losses (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Gross realized gains	$ 645	$ 1,601	$ 1,920
Gross realized losses	(32)	(160)	(101)
Write-downs	(692)	(1,094)	(1,790)
Net realized gains (losses) on securities available for sale	(79)	347	29
Net realized gains (losses) on nonmarketable equity investments	534	(289)	251
Net realized gains (losses) on debt and equity securities	$ 455	$ 58	$ 280

Securities Available for Sale, Other-Than-Temporary Impairment (OTTI), Included in Earnings (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Securities available for sale	$ 692	$ 1,094	$ 1,790
Nonmarketable equity securities	248	573	220
Total OTTI write-downs included in earnings	940	1,667	2,010
Debt Securities [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	672	1,012	546
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Securities available for sale	672	1,012
US States and Political Subdivisions [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	16	7	14
Federal agencies [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	267	0	0
Residential [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	175	595	183
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Securities available for sale	175	591
Commercial [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	120	137	23
Corporate debt securities [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	10	69	176
Collateralized debt obligations [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	15	125	147
Other Debt Securities [Member]
Other-Than-Temporary Impairment Debt Securities Earnings [Abstract]
Debt securities	69	79	3
Equity Securities [Member]
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Equity securities	20	82	1,244
Perpetual preferred securities [Member]
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Equity securities	15	50	1,057
Other equity securities [Member]
Other-Than-Temporary Impairment Equity Securities Earnings [Abstract]
Equity securities	$ 5	$ 32	$ 187

Securities Available for Sale, Other-Than-Temporary Impaired Debt Securities (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other than temporary impairment on available-for-sale securities included in earnings and OCI [Abstract]
Securities available for sale	$ 692	$ 1,094	$ 1,790
Total recorded directly to OCI for non-credit-related impairment	(172)	1,340
Total OTTI on debt securities	500	2,352
Debt Securities [Member]
Other than temporary impairment on available-for-sale securities included in earnings and OCI [Abstract]
Securities available for sale	672	1,012
Credit-related OTTI [Member]
Other than temporary impairment on available-for-sale securities included in earnings and OCI [Abstract]
Securities available for sale	400	982
Other than temporary impairment on securities we intend to sell [Member]
Other than temporary impairment on available-for-sale securities included in earnings and OCI [Abstract]
Securities available for sale	272	30
US States and Political Subdivisions [Member]
Other than temporary impairment on available-for-sale securities included in earnings and OCI [Abstract]
Total recorded directly to OCI for non-credit-related impairment	(4)	3
Residential [Member]
Other than temporary impairment on available-for-sale securities included in earnings and OCI [Abstract]
Securities available for sale	175	591
Total recorded directly to OCI for non-credit-related impairment	(326)	1,124
Commercial [Member]
Other than temporary impairment on available-for-sale securities included in earnings and OCI [Abstract]
Total recorded directly to OCI for non-credit-related impairment	138	179
Corporate debt securities [Member]
Other than temporary impairment on available-for-sale securities included in earnings and OCI [Abstract]
Total recorded directly to OCI for non-credit-related impairment	(1)	(2)
Collateralized debt obligations [Member]
Other than temporary impairment on available-for-sale securities included in earnings and OCI [Abstract]
Total recorded directly to OCI for non-credit-related impairment	54	20
Other Debt Securities [Member]
Other than temporary impairment on available-for-sale securities included in earnings and OCI [Abstract]
Total recorded directly to OCI for non-credit-related impairment	$ (33)	$ 16

Securities Available for Sale, Credit Loss Component (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Other Than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss component, beginning of period	$ 1,187	$ 471	$ 1,043
Initial credit impairments	122	625
Subsequent credit impairments	278	357
For securities sold	(263)	(255)
For securities derecognized resulting from adoption of consolidation accounting guidance	(242)
Due to change in intent to sell or requirement to sell	(2)	(1)
For recoveries of previous credit impairments	(37)	(10)
Total reductions	(544)	(266)
Debt Securities [Member]
Other Than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Total Additions	$ 400	$ 982

Securities Available for Sale, Residential Mortgage-Backed Securities, Credit Loss Component (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	$ 692	$ 1,094	$ 1,790
Residential [Member] | Investment Grade [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	5	24
Residential [Member] | Non-investment Grade [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	170	567
Residential [Member]
Credit Impairment Losses On Residential Mortgage Backed Securities [Abstract]
Securities available for sale	$ 175	$ 591
Non-agency residential MBS non-investment grade [Abstract]
Expected remaining life of loan losses From	0.01	0
Expected remaining life of loan losses To	0.43	0.58
Credit impairment distribution [Abstract]
0 - 10% range	52.00%	56.00%
10 - 20% range	29.00%	27.00%
20 - 30% range	17.00%	12.00%
Greater than 30%	2.00%	5.00%
Weighted average	0.09	0.11
Current subordination levels [Abstract]
Current subordination levels From	0	0
Current subordination levels To	0.25	0.44
Current subordination levels Weighted average	0.07	0.08
Prepayment speed (annual CPR)
Prepayment speed From	0.02	0.05
Prepayment speed To	0.27	0.25
Prepayment speed Weighted average	0.14	0.11

Loans and Allowance for Credit Losses Textuals (Details) (USD $)	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Loans and Allowance for Credit Losses (Textual) [Abstract]
Unearned income, net deferred loan fees, and unamortized discount and premium	$ 11,300,000,000		$ 14,600,000,000
Loans pledged where secured party has no right to sell or repledge	312,600,000,000		312,600,000,000
Allowances related to the adoption of consolidation accounting guidance		693,000,000
Loans past due 90 days or more as to interest or principal and still accruing interest	18,500,000,000		22,200,000,000
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	26,242,000,000		24,418,000,000
Total unfunded loan commitments on troubled debt restructurings	1,200,000,000		452,000,000
Advances guaranteed or insured [Member]
Loans and Allowance for Credit Losses (Textual) [Abstract]
Loans past due 90 days or more as to interest or principal and still accruing interest	14,700,000,000		15,300,000,000
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
180+ DPD	8,000,000,000
PCI Loan [Member]
Loans and Allowance for Credit Losses (Textual) [Abstract]
Loans past due 90 days or more as to interest or principal and still accruing interest	11,600,000,000		16,100,000,000
Loans excluding Mortgage Loans Held For Sale [ Member]
Loans and Allowance for Credit Losses (Textual) [Abstract]
Loans past due 90 days or more as to interest or principal and still accruing interest	14,100,000,000
Residential Mortgage Member | Geographic Concentration Risk Member
Concentration Risk Textual Abstract
Concentration of loans as a percentage of total loans	14.00%		14.00%
Residential Mortgage Member | Credit Concentration Risk Member
Concentration Risk Textual Abstract
Concentration of loans as a percentage of total loans	25.00%		26.00%
Consumer Loans Total [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	27,900,000,000
Loans past due 90 days or more as to interest or principal and not accruing interest	13,700,000,000
Financing Receivable, Recorded Investment, Nonaccrual Status	14,891,000,000		12,695,000,000
Commercial Real Estate Mortgage and Construction Loans [Member] | Criticized [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	37,100,000,000
Nonaccrual loans	7,900,000,000
Commercial Real Estate Mortgage [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	5,227,000,000		3,696,000,000
Total unfunded loan commitments on troubled debt restructurings	861,000,000		134,000,000
Mortgages held for sale [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	426,000,000		339,000,000
Loans held for sale [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	3,000,000		27,000,000
Securities Based Margin Loans [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
No Score/Unknown	4,100,000,000
Student Loans, Government Guaranteed [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
No Score/Unknown	17,500,000,000
Other revolving credit and installment [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	300,000,000		332,000,000
Real estate 1-4 family first mortgage [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	12,289,000,000		10,100,000,000
180+ DPD	$ 6,600,000,000

Loans and Allowance for Credit Losses, Loans Outstanding (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Loans and Allowance for Credit Losses [Abstract]
Loans	$ 757,267	$ 782,770	$ 864,830	$ 382,195	$ 319,116
Commercial and Industrial Loans [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	151,284	158,352	202,469	90,468	70,404
Commercial Real Estate Mortgage [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	99,435	97,527	94,923	36,747	30,112
Commercial Real Estate Construction [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	25,333	36,978	42,861	18,854	15,935
Lease Financing [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	13,094	14,210	15,829	6,772	5,614
Foreign Loans [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	32,912	29,398	33,882	7,441	6,666
Total Commercial [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	322,058	336,465	389,964	160,282	128,731
Other revolving credit and installment [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	86,565	89,058	93,253	56,171	53,534
Real estate 1-4 family first mortgage [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	230,235	229,536	247,894	71,415	53,228
Real estate 1-4 family junior lien mortgage [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	96,149	103,708	110,164	75,565	68,926
Consumer Loans Total [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	435,209	446,305	474,866	221,913	190,385
Credit Card Receivable [Member]
Loans and Allowance for Credit Losses [Abstract]
Loans	$ 22,260	$ 24,003	$ 23,555	$ 18,762	$ 14,697

Loans and Allowance for Credit Losses, Significant Activity (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 2,297
Sales	(6,483)
Transfers from/(to) loans/mortgages held for sale	(1,543)
Total Commercial [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	2,135
Sales	(5,930)
Transfers from/(to) loans/mortgages held for sale	(1,461)
Consumer Loans Total [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	162
Sales	(553)
Transfers from/(to) loans/mortgages held for sale	$ (82)

Loans and Allowance for Credit Losses, Commitments to Lend (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	$ 379,673	$ 389,838
Commercial and Industrial Loans [Member]
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	185,947	187,319
Commercial Real Estate Mortgage [Member]
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	4,596	5,138
Commercial Real Estate Construction [Member]
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	5,698	9,385
Foreign Loans [Member]
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	7,775	4,468
Total Commercial [Member]
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	204,016	206,310
Other revolving credit and installment [Member]
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	18,458	20,778
Real estate 1-4 family first mortgage [Member]
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	36,562	33,460
Real estate 1-4 family junior lien mortgage [Member]
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	58,618	63,338
Consumer Loans Total [Member]
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	175,657	183,528
Credit Card Receivable [Member]
Loans and Allowance for Credit Losses, Commitments to Lend [Abstract]
Total unfunded loan commitments	$ 62,019	$ 65,952

Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 25,031	$ 21,711	$ 5,518	$ 3,964	$ 4,057
Provision for credit losses	15,753	21,668	15,979	4,939	2,204
Interest income on certain impaired loans	(266)	0	0	0	0
Loan charge-offs	(20,100)	(19,825)	(8,777)	(4,449)	(3,179)
Loan recoveries	2,347	1,657	938	910	925
Net loan charge-offs	(17,753)	(18,168)	(7,839)	(3,539)	(2,254)
Allowances related to business combinations/other	698	(180)	8,053	154	(43)
Components: Allowance for loan losses	23,022	24,516	21,013	5,307	3,764
Components: Reserve for unfunded credit commitments	441	515	698	211	200
Components: Allowance for credit losses	23,463	25,031	21,711	5,518	3,964
Net loan charge-offs as a percentage of average total loans	2.30%	2.21%	1.97%	1.03%	0.73%
Allowance for loan losses as a percentage of total loans	3.04%	3.13%	2.43%	1.39%	1.18%
Allowance for credit losses as a percentage of total loans	3.10%	3.20%	2.51%	1.44%	1.24%
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(2,775)	(3,365)	(1,653)	(629)	(414)
Loan recoveries	427	254	114	119	111
Commercial Real Estate Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,151)	(670)	(29)	(6)	(5)
Loan recoveries	68	33	5	8	19
Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,189)	(1,063)	(178)	(14)	(2)
Loan recoveries	110	16	3	2	3
Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(120)	(229)	(65)	(33)	(30)
Loan recoveries	20	20	13	17	21
Foreign Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(198)	(237)	(245)	(265)	(281)
Loan recoveries	53	40	49	65	76
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	8,141
Provision for credit losses	4,913
Interest income on certain impaired loans	(139)
Loan charge-offs	(5,433)	(5,564)	(2,170)	(947)	(732)
Loan recoveries	678	363	184	211	230
Net loan charge-offs	(4,755)
Allowances related to business combinations/other	9
Components: Allowance for credit losses	8,169	8,141
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(2,437)	(3,423)	(2,300)	(1,913)	(1,685)
Loan recoveries	718	755	481	504	537
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(4,900)	(3,318)	(540)	(109)	(103)
Loan recoveries	522	185	37	22	26
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(4,934)	(4,812)	(2,204)	(648)	(154)
Loan recoveries	211	174	89	53	36
Consumer Loans Total [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	16,890
Provision for credit losses	10,840
Interest income on certain impaired loans	(127)
Loan charge-offs	(14,667)	(14,261)	(6,607)	(3,502)	(2,447)
Loan recoveries	1,669	1,294	754	699	695
Net loan charge-offs	(12,998)
Allowances related to business combinations/other	689
Components: Allowance for credit losses	15,294	16,890
Credit Card Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(2,396)	(2,708)	(1,563)	(832)	(505)
Loan recoveries	$ 218	$ 180	$ 147	$ 120	$ 96

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Category (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 25,031	$ 21,711	$ 5,518	$ 3,964	$ 4,057
Provision for credit losses	15,753	21,668	15,979	4,939	2,204
Interest income on certain impaired loans	(266)	0	0	0	0
Loan charge-offs	(20,100)	(19,825)	(8,777)	(4,449)	(3,179)
Loan recoveries	2,347	1,657	938	910	925
Net loan charge-offs	(17,753)	(18,168)	(7,839)	(3,539)	(2,254)
Allowances related to business combinations/other	698	(180)	8,053	154	(43)
Allowance for credit losses, ending balance	23,463	25,031	21,711	5,518	3,964
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	8,141
Provision for credit losses	4,913
Interest income on certain impaired loans	(139)
Loan charge-offs	(5,433)	(5,564)	(2,170)	(947)	(732)
Loan recoveries	678	363	184	211	230
Net loan charge-offs	(4,755)
Allowances related to business combinations/other	9
Allowance for credit losses, ending balance	8,169	8,141
Consumer Loans Total [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	16,890
Provision for credit losses	10,840
Interest income on certain impaired loans	(127)
Loan charge-offs	(14,667)	(14,261)	(6,607)	(3,502)	(2,447)
Loan recoveries	1,669	1,294	754	699	695
Net loan charge-offs	(12,998)
Allowances related to business combinations/other	689
Allowance for credit losses, ending balance	$ 15,294	$ 16,890

Loans and Allowance for Credit Losses, by Credit Impairment Method (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	$ 16,963
Allowance for Credit Losses, Individually evaluated	6,202
Allowance for Credit Losses, Purchased Credit-Impaired	298
Total allowance for credit losses	23,463	25,031	21,711	5,518	3,964	4,057
Financing Receivable, Collectively evaluated	690,099
Financing Receivable, Individually evaluated	25,738
Financing Receivable, Purchased Credit-Impaired	41,430
Total recorded investment in loans	757,267	782,770	864,830	382,195	319,116
Total Commercial [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	5,424
Allowance for Credit Losses, Individually evaluated	2,479
Allowance for Credit Losses, Purchased Credit-Impaired	266
Total allowance for credit losses	8,169	8,141
Financing Receivable, Collectively evaluated	302,392
Financing Receivable, Individually evaluated	11,731
Financing Receivable, Purchased Credit-Impaired	7,935
Total recorded investment in loans	322,058	336,465	389,964	160,282	128,731
Consumer Loans Total [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	11,539
Allowance for Credit Losses, Individually evaluated	3,723
Allowance for Credit Losses, Purchased Credit-Impaired	32
Total allowance for credit losses	15,294	16,890
Financing Receivable, Collectively evaluated	387,707
Financing Receivable, Individually evaluated	14,007
Financing Receivable, Purchased Credit-Impaired	33,495
Total recorded investment in loans	$ 435,209	$ 446,305	$ 474,866	$ 221,913	$ 190,385

Loans by Credit Quality Indicator, Excluding Purchased Credit Impaired Loans (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Delinquency Status
Nonaccruing	$ 26,242	$ 24,418
Commercial and Industrial Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Financing Receivable, Delinquency Status
Current or 1-29 DPD	146,135
30-89 DPD and accruing	910
90+ DPD and accruing	308
Nonaccruing	3,213
Loans, excluding Purchased Credit Impaired Loans	150,566
Commercial and Industrial Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Criticized [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	24,508
Commercial and Industrial Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Pass [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	126,058
Commercial Real Estate Construction [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Financing Receivable, Delinquency Status
Current or 1-29 DPD	19,005
30-89 DPD and accruing	510
90+ DPD and accruing	193
Nonaccruing	2,676
Loans, excluding Purchased Credit Impaired Loans	22,384
Commercial Real Estate Construction [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Criticized [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	11,128
Commercial Real Estate Construction [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Pass [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	11,256
Lease Financing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Financing Receivable, Delinquency Status
Current or 1-29 DPD	12,927
30-89 DPD and accruing	59
90+ DPD and accruing	0
Nonaccruing	108
Loans, excluding Purchased Credit Impaired Loans	13,094
Lease Financing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Criticized [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	683
Lease Financing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Pass [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	12,411
Foreign Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Financing Receivable, Delinquency Status
Current or 1-29 DPD	31,350
30-89 DPD and accruing	0
90+ DPD and accruing	22
Nonaccruing	127
Loans, excluding Purchased Credit Impaired Loans	31,499
Foreign Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Criticized [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	1,158
Foreign Loans [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Pass [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	30,341
Total Commercial [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Financing Receivable, Delinquency Status
Current or 1-29 DPD	299,650
30-89 DPD and accruing	2,495
90+ DPD and accruing	627
Nonaccruing	11,351
Loans, excluding Purchased Credit Impaired Loans	314,123
Total Commercial [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Criticized [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	63,460
Total Commercial [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Pass [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	250,663
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Financing Receivable, Delinquency Status
Current or 1-29 DPD	90,233
30-89 DPD and accruing	1,016
90+ DPD and accruing	104
Nonaccruing	5,227
Loans, excluding Purchased Credit Impaired Loans	96,580
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	25,983
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member] | Pass [Member]
Financing Receivable, Delinquency Status
Loans, excluding Purchased Credit Impaired Loans	70,597
Commercial and Industrial Loans [Member]
Financing Receivable, Delinquency Status
Nonaccruing	3,213	4,397
Commercial Real Estate Mortgage [Member]
Financing Receivable, Delinquency Status
Nonaccruing	5,227	3,696
Commercial Real Estate Construction [Member]
Financing Receivable, Delinquency Status
Nonaccruing	2,676	3,313
Lease Financing [Member]
Financing Receivable, Delinquency Status
Nonaccruing	108	171
Foreign Loans [Member]
Financing Receivable, Delinquency Status
Nonaccruing	127	146
Total Commercial [Member]
Financing Receivable, Delinquency Status
Nonaccruing	$ 11,351	$ 11,723

Loans by Days Past Due, Excluding Purchased Credit Impaired Loans (Details) (USD $) In Millions	Dec. 31, 2010
Real estate 1-4 family junior lien mortgage [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	$ 89,408
1-29 DPD	3,104
30-59 DPD	917
60-89 DPD	608
90-119 DPD	476
120-179 DPD	764
180+ DPD	622
Loans, excluding Purchased Credit Impaired Loans	95,899
Credit Card Receivable [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	20,546
1-29 DPD	730
30-59 DPD	262
60-89 DPD	207
90-119 DPD	190
120-179 DPD	324
180+ DPD	1
Loans, excluding Purchased Credit Impaired Loans	22,260
Loans Excluding Purchased Credit-Impaired Loans [Member] | Consumer Loans Total [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	343,358
1-29 DPD	18,066
30-59 DPD	7,974
60-89 DPD	4,417
90-119 DPD	5,189
120-179 DPD	6,800
180+ DPD	15,910
Loans, excluding Purchased Credit Impaired Loans	401,714
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	74,083
1-29 DPD	8,635
30-59 DPD	1,802
60-89 DPD	691
90-119 DPD	371
120-179 DPD	349
180+ DPD	634
Loans, excluding Purchased Credit Impaired Loans	86,565
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current	159,321
1-29 DPD	5,597
30-59 DPD	4,993
60-89 DPD	2,911
90-119 DPD	4,152
120-179 DPD	5,363
180+ DPD	14,653
Loans, excluding Purchased Credit Impaired Loans	196,990
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
180+ DPD	$ 6,600

Loans by FICO, Excluding Purchased Credit Impaired Loans (Details) (Loans Excluding Purchased Credit-Impaired Loans [Member], USD $) In Millions	Dec. 31, 2010
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	$ 9,037
600-639	4,509
640-679	7,729
680-719	13,768
720-759	20,322
760-799	27,214
Greater than 800	10,607
No Score/Unknown	2,712
FICO Score not required	0
Loans, excluding Purchased Credit Impaired Loans	95,899
Credit Card Receivable [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	2,872
600-639	1,826
640-679	3,305
680-719	4,522
720-759	4,441
760-799	3,215
Greater than 800	1,794
No Score/Unknown	285
FICO Score not required	0
Loans, excluding Purchased Credit Impaired Loans	22,260
Consumer Loans Total [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	56,925
600-639	26,727
640-679	38,182
680-719	54,220
720-759	62,925
760-799	86,851
Greater than 800	36,796
No Score/Unknown	17,497
FICO Score not required	21,592
Loans, excluding Purchased Credit Impaired Loans	401,714
Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	10,809
600-639	5,970
640-679	8,354
680-719	9,495
720-759	8,827
760-799	9,368
Greater than 800	4,693
No Score/Unknown	7,457
FICO Score not required	21,592
Loans, excluding Purchased Credit Impaired Loans	86,565
Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	34,207
600-639	14,422
640-679	18,794
680-719	26,435
720-759	29,335
760-799	47,054
Greater than 800	19,702
No Score/Unknown	7,042
FICO Score not required	0
Loans, excluding Purchased Credit Impaired Loans	$ 196,990

Loans by Loan to Value, Excluding Purchased Credit Impaired Loans (Details) (Loans Excluding Purchased Credit-Impaired Loans [Member], USD $) In Millions	Dec. 31, 2010
Residential Mortgage Member
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	$ 63,719
60.01-80%	64,197
80.01-100%	69,147
100.01-120%	46,474
Greater than 120%	43,206
No LTV/CLTV Available	6,147
Loans, excluding Purchased Credit Impaired Loans	292,889
Real estate 1-4 family junior lien mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	14,814
60.01-80%	17,744
80.01-100%	24,255
100.01-120%	17,887
Greater than 120%	18,628
No LTV/CLTV Available	2,571
Loans, excluding Purchased Credit Impaired Loans	95,899
Real estate 1-4 family first mortgage [Member]
Loans by Loan to Value, Excluding Purchased Credit Impaired Loans [Abstract]
0-60%	48,905
60.01-80%	46,453
80.01-100%	44,892
100.01-120%	28,587
Greater than 120%	24,578
No LTV/CLTV Available	3,575
Loans, excluding Purchased Credit Impaired Loans	$ 196,990

Nonaccrual Loans (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 26,242	$ 24,418
Commercial and Industrial Loans [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	3,213	4,397
Commercial Real Estate Mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	5,227	3,696
Commercial Real Estate Construction [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	2,676	3,313
Lease Financing [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	108	171
Foreign Loans [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	127	146
Total Commercial [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	11,351	11,723
Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	300	332
Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	12,289	10,100
Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	2,302	2,263
Consumer Loans Total [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 14,891	$ 12,695

90 Days Past Due but Still Accruing Loans (Details) (Loans excluding GNMA and Similar Loans [Member], USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	$ 3,755	$ 6,852
Consumer Loans Total [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	3,128	4,266
Commercial Real Estate Mortgage [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	104	1,014
Other revolving credit and installment [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	1,305	1,333
Commercial and Industrial Loans [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	308	590
Commercial Real Estate Construction [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	193	909
Foreign Loans [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	22	73
Total Commercial [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	627	2,586
Real estate 1-4 family junior lien mortgage [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	366	515
Credit Card Receivable [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	516	795
Real estate 1-4 family first mortgage [Member]
90 days Past Due but Still Accruing Loans [Abstract]
90 days past due but still accruing	$ 941	$ 1,623

Impaired Loans (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	$ 36,041
Impaired Financing Receivable, Recorded Investment	25,738	18,830
Impaired Financing Receivable, Related Allowance	6,202	3,267
Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	8,190
Impaired Financing Receivable, Recorded Investment	3,600
Impaired Financing Receivable, Related Allowance	607
Commercial and Industrial Loans [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	3,276
Commercial Real Estate Mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	7,439
Impaired Financing Receivable, Recorded Investment	5,239
Impaired Financing Receivable, Related Allowance	1,282
Commercial Real Estate Mortgage [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	5,163
Commercial Real Estate Construction [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	4,676
Impaired Financing Receivable, Recorded Investment	2,786
Impaired Financing Receivable, Related Allowance	548
Commercial Real Estate Construction [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	2,786
Lease Financing [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	149
Impaired Financing Receivable, Recorded Investment	91
Impaired Financing Receivable, Related Allowance	34
Lease Financing [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	91
Foreign Loans [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	215
Impaired Financing Receivable, Recorded Investment	15
Impaired Financing Receivable, Related Allowance	8
Foreign Loans [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	15
Total Commercial [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	20,669
Impaired Financing Receivable, Recorded Investment	11,731	10,562
Impaired Financing Receivable, Related Allowance	2,479	1,502
Total Commercial [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	11,331	9,666
Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	231
Impaired Financing Receivable, Recorded Investment	230
Impaired Financing Receivable, Related Allowance	58
Other revolving credit and installment [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	230
Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	12,834
Impaired Financing Receivable, Recorded Investment	11,603
Impaired Financing Receivable, Related Allowance	2,754
Real estate 1-4 family first mortgage [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	11,603
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	1,759
Impaired Financing Receivable, Recorded Investment	1,626
Impaired Financing Receivable, Related Allowance	578
Real estate 1-4 family junior lien mortgage [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	1,626
Credit Card Receivable [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	548
Impaired Financing Receivable, Recorded Investment	548
Impaired Financing Receivable, Related Allowance	333
Credit Card Receivable [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	548
Consumer Loans Total [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	15,372
Impaired Financing Receivable, Recorded Investment	14,007	8,268
Impaired Financing Receivable, Related Allowance	3,723	1,765
Consumer Loans Total [Member] | Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	14,007	8,268
Impaired Financing Receivable With a Related Allowance [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	$ 25,338	$ 17,934

Impaired Loans, Average Recorded Investment (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	$ 23,268	$ 10,557	$ 1,952
Recognized interest income	698	232	43
Commercial and Industrial Loans [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	4,098
Recognized interest income	64
Commercial Real Estate Mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	4,598
Recognized interest income	41
Commercial Real Estate Construction [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	3,203
Recognized interest income	28
Lease Financing [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	166
Recognized interest income	0
Foreign Loans [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	47
Recognized interest income	0
Total Commercial [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	12,112
Recognized interest income	133
Other revolving credit and installment [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	132
Recognized interest income	3
Real estate 1-4 family first mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	9,221
Recognized interest income	494
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	1,443
Recognized interest income	55
Consumer Loans Total [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	11,156
Recognized interest income	565
Credit Card Receivable [Member]
Impaired Loans, Average Recorded Investment [Abstract]
Average recorded investment	360
Recognized interest income	$ 13

Impaired Loans, Interest Income (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest Income on Impaired Loans [Abstract]
Average recorded investment in impaired loans	$ 23,268	$ 10,557	$ 1,952
Interest income, cash basis of accounting	250	130	34
Interest income, other	448	102	9
Interest income, Total	$ 698	$ 232	$ 43

Purchased Credit Impaired Loans, Loans Outstanding (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 41,430	$ 51,705	$ 58,797
Purchased Credit Impaired Loans, Unpaid Principal Balance	64,331	83,615	98,182
Commercial and Industrial Loans [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	718	1,911	4,580
Commercial Real Estate Mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	2,855	4,137	5,803
Commercial Real Estate Construction [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	2,949	5,207	6,462
Foreign Loans [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	1,413	1,733	1,859
Total Commercial [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	7,935	12,988	18,704
Other revolving credit and installment [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0	151
Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	250	331	728
Consumer Loans Total [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 33,495	$ 38,717	$ 40,093

Purchased Credit Impaired Loans, Accretable Yield (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Change in accretable yield related to PCI loans [Abstract]
Total, beginning of period (refined)	$ 14,559	$ 10,447
Accretion	(2,435)	(2,606)
Reclassification from nonaccretable difference for loans with improving cash flows	3,399	441
Changes in expected cash flows that do not affect nonaccretable difference	1,191	6,277
Total, end of Period	$ 16,714	$ 14,559

Purchased Credit Impaired Loans, Allowance for Credit Losses (Details) (USD $) In Millions	12 Months Ended							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Commercial and Industrial Loans [Member]	Dec. 31, 2009 Commercial and Industrial Loans [Member]	Dec. 31, 2010 Pick-a-pay [Member]	Dec. 31, 2009 Pick-a-pay [Member]	Dec. 31, 2008 Pick-a-pay [Member]	Dec. 31, 2010 Other Consumer [Member]	Dec. 31, 2009 Other Consumer [Member]
Changes in allowance for PCI loan losses [Abstract]
Begining Balance	$ 333	$ 0	$ 330	$ 0	$ 0	$ 0	$ 0	$ 3	$ 0
Provision for losses due to credit deterioration	771	853	712	850				59	3
Charge-offs	(806)	(520)	(776)	(520)				(30)
Ending Balance	$ 298	$ 333	$ 266	$ 330	$ 0	$ 0	$ 0	$ 32	$ 3

Purchased Credit Impaired Loans by Credit Quality Indicator (Details) (USD $) In Millions	Dec. 31, 2010
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 41,430
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member] | Pass [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	214
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member] | Pass [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	128
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member] | Pass [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	352
Foreign Loans [Member] | Purchased Credit-Impaired Loans [Member] | Pass [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	210
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member] | Pass [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	904
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member] | Criticized [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	504
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member] | Criticized [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	2,821
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member] | Criticized [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	2,503
Foreign Loans [Member] | Purchased Credit-Impaired Loans [Member] | Criticized [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,203
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member] | Criticized [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	7,031
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	718
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	2,949
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	2,855
Foreign Loans [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,413
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	7,935
Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 7,935

Purchased Credit Impaired Loans by Days Past Due (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Days Past Due [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage Member | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Days Past Due [Abstract]
Current	29,610
1-29 DPD	123
30-59 DPD	3,616
60-89 DPD	1,381
90-119 DPD	894
120-179 DPD	1,365
180+ DPD	7,434
Purchased Credit Impaired Loans	44,423
Purchased Credit Impaired Loans, Carrying Value	33,495
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Days Past Due [Abstract]
Current	357
1-29 DPD	79
30-59 DPD	30
60-89 DPD	17
90-119 DPD	13
120-179 DPD	19
180+ DPD	220
Purchased Credit Impaired Loans	735
Purchased Credit Impaired Loans, Carrying Value	250
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Days Past Due [Abstract]
Current	29,253
1-29 DPD	44
30-59 DPD	3,586
60-89 DPD	1,364
90-119 DPD	881
120-179 DPD	1,346
180+ DPD	7,214
Purchased Credit Impaired Loans	43,688
Purchased Credit Impaired Loans, Carrying Value	33,245
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Days Past Due [Abstract]
180+ DPD	6,600
Purchased Credit Impaired Loans, Carrying Value	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Days Past Due [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 250	$ 331	$ 728

Purchased Credit Impaired Loans by Loan to Value (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage Member | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	1,696
60.01-80%	5,555
80.01-100%	11,950
100.01-120%	9,641
Greater than 120%	15,361
No LTV/CLTV Available	220
Purchased Credit Impaired Loans	44,423
Purchased Credit Impaired Loans, Carrying Value	33,495
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	43
60.01-80%	42
80.01-100%	89
100.01-120%	116
Greater than 120%	314
No LTV/CLTV Available	131
Purchased Credit Impaired Loans	735
Purchased Credit Impaired Loans, Carrying Value	250
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
0-60%	1,653
60.01-80%	5,513
80.01-100%	11,861
100.01-120%	9,525
Greater than 120%	15,047
No LTV/CLTV Available	89
Purchased Credit Impaired Loans	43,688
Purchased Credit Impaired Loans, Carrying Value	33,245
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Loan to Value [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 250	$ 331	$ 728

Purchased Credit Impaired Loans by FICO (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage Member | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	22,697
600-639	7,672
640-679	6,281
680-719	4,009
720-759	2,074
760-799	1,094
Greater than 800	234
No FICO available	362
Purchased Credit Impaired Loans	44,423
Purchased Credit Impaired Loans, Carrying Value	33,495
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	363
600-639	109
640-679	96
680-719	60
720-759	17
760-799	7
Greater than 800	2
No FICO available	81
Purchased Credit Impaired Loans	735
Purchased Credit Impaired Loans, Carrying Value	250
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Less than 600	22,334
600-639	7,563
640-679	6,185
680-719	3,949
720-759	2,057
760-799	1,087
Greater than 800	232
No FICO available	281
Purchased Credit Impaired Loans	43,688
Purchased Credit Impaired Loans, Carrying Value	33,245
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by FICO [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 250	$ 331	$ 728

Premises, Equipment, Lease Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Premises Equipment Lease Commitments and Other Assets (Textual) [Abstract]
Depreciation and amortization expense for premises and equipment	$ 1,500	$ 1,300	$ 861
Net gains (losses) on disposition of premises and equipment	(115)	(22)	3
Operating leases for premises and equipment, Longest term (In years)	95
Operating leases for premises and equipment, Term (In years)	15
Other expense	1,300	1,400	709
Gain from ownership in Visa	(188)	(234)	(10)
Ownership in VISA [Member]
Premises Equipment Lease Commitments and Other Assets (Textual) [Abstract]
Gain from ownership in Visa			$ 334

Premises, Equipment, Lease Commitments and Other Assets (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of premises, equipment, lease commitments and other assets [Abstract]
Total premises and equipment	$ 17,785	$ 18,048
Less: Accumulated depreciation and amortization	8,141	7,312
Net book value, premises and equipment	9,644	10,736
Future minimum payments under capital leases and noncancelable operating leases [Abstract]
Operating Leases, 2011	1,134
Capital Leases, 2011	14
Operating Leases, 2012	1,235
Capital Leases, 2012	5
Operating Leases, 2013	1,099
Capital Leases, 2013	5
Operating Leases, 2014	944
Capital Leases, 2014	4
Operating Leases, 2015	788
Capital Leases, 2015	3
Operating Leases, Thereafter	3,405
Capital Leases, Thereafter	21
Operating Leases, Total minimum lease payments	8,605
Capital Leases, Total minimum lease payments	52
Capital Leases, Executory costs	(14)
Capital Leases, Amounts representing interest	(12)
Capital Leases, Present value of net minimum lease payments	26
Components of Other Assets [Abstract]
Cost Method Investments	8,494	9,793
Equity method	7,624	5,138
Principal investments	305	1,423
Total nonmarketable equity investments	16,423	16,354
Corporate/bank-owned life insurance	19,845	19,515
Accounts receivable	23,763	20,565
Interest Receivable	4,895	5,946
Intangible Assets, Amortized	12,170	14,047
Net deferred taxes	0	3,212
Foreclosed Assets [Abstract]
Operating lease assets	1,873	2,395
Due from Customer Acceptances	229	810
Other	15,993	19,296
Total other assets	99,781	104,180
Income Related to Nonmarketable Equity Investments [Abstract]
Net gains (losses) from private equity investments	492	(368)	251
Net gains (losses) from principal investments	42	79	0
Net gains (losses) from all other nonmarketable equity investments	(188)	(234)	(10)
Net gains (losses) from nonmarketable equity investments	346	(523)	241
Land [Member]
Summary of premises, equipment, lease commitments and other assets [Abstract]
Total premises and equipment	1,825	2,140
Leasehold Improvements [Member]
Summary of premises, equipment, lease commitments and other assets [Abstract]
Total premises and equipment	1,683	1,381
Building and Building Improvements [Member]
Summary of premises, equipment, lease commitments and other assets [Abstract]
Total premises and equipment	7,440	8,143
Furniture and Fixtures [Member]
Summary of premises, equipment, lease commitments and other assets [Abstract]
Total premises and equipment	6,689	6,232
Assets Leased Under Capital Leases [Member]
Summary of premises, equipment, lease commitments and other assets [Abstract]
Total premises and equipment	148	152
Private Equity Investments [Member]
Components of Other Assets [Abstract]
Cost Method Investments	3,240	3,808
Federal Bank Stock [Member]
Components of Other Assets [Abstract]
Cost Method Investments	5,254	5,985
GNMA loans [Member]
Foreclosed Assets [Abstract]
Foreclosed assets	1,479	960
Other Foreclosed Assets [Member]
Foreclosed Assets [Abstract]
Foreclosed assets	4,530	2,199
Core Deposits [Member]
Components of Other Assets [Abstract]
Intangible Assets, Amortized	8,904	10,774
Customer Relationships [Member]
Components of Other Assets [Abstract]
Intangible Assets, Amortized	$ 1,847	$ 2,154

Securitizations and Variable Interest Entities Textual (Details) (USD $)	3 Months Ended	12 Months Ended								3 Months Ended
	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Legacy Wachovia [Member]	Dec. 31, 2009 Legacy Wachovia [Member]	Dec. 31, 2010 Trust Preferred Securities [Member]	Dec. 31, 2009 Trust Preferred Securities [Member]	Dec. 31, 2010 Other Investments [Member]	Dec. 31, 2009 Nonconforming residential mortgage securitizations [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Maximum [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Short-term borrowings included in VIE liabilities		$ 3,600,000,000
Accrued expenses and other liabilities included in VIE liabilities		645,000,000
Long-term debt included in VIE liabilities		53,000,000
Nonconforming residential mortgage securitizations included in total VIE assets									20,900,000,000
Lending arrangement by subsidiary		14,000,000	20,000,000
Investment by Majority Owned Subsidiary		1,400,000,000	1,300,000,000
Securities Available for sale Portfolio of ARS issued by VIEs				1,600,000,000	3,200,000,000			892,000,000
Carrying value - asset (liability)						19,300,000,000	19,100,000,000
Net Gains (Losses) from Sale of Assets Securitizations		27,000,000	1,000,000
Amount transferred related to residential mortgages to unconsolidated VIE		379,000,000,000
Amount of servicing asset at fair value		4,500,000,000
Amount of liability for repurchase reserves at fair value		144,000,000
Adverse rate										0.00%	0.00%
Private placement debt financing		6,000,000,000
Collateral pledged to collateralize the borrowings of variable interest entity, loans		6,000,000,000
Collateral pledged to collateralize the borrowings of variable interest entity, securities available for sale		478,000,000
Collateral pledged to collateralize the borrowings of variable interest entity, cash and cash equivalents		180,000,000
Subordinated note losses	$ 16,000,000

Securitizations and Variable Interest Entities (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Variable Interest, Carrying Amount [Abstract]
Cash	$ 16,044		$ 27,080		$ 23,763	$ 14,757
Trading assets	51,414		43,039
Securities available for sale	172,654		172,710
Loans	757,267		782,770		864,830	382,195	319,116
Mortgage servicing rights measured at fair value	14,467		16,004
Other assets	99,781		104,180
Total assets	1,258,128	[1]	1,243,646	[1]
Short-term borrowings, Amount	55,401		38,966		108,074
Accrued expenses and other liabilities	69,913		62,442
Long-term debt	156,983		203,861
Total liabilities	1,130,239	[2]	1,129,287	[2]
Noncontrolling interests	1,481		2,573
VIEs that we do not consolidate [Member]
Variable Interest, Carrying Amount [Abstract]
Cash	0		0
Trading assets	5,351		6,097
Securities available for sale	24,001		35,186
Loans	12,400		15,698
Mortgage servicing rights measured at fair value	13,262		16,233
Other assets	3,783		5,604
Total assets	58,797		78,818
Short-term borrowings, Amount	0		0
Accrued expenses and other liabilities	3,514		3,352
Long-term debt	0		0
Total liabilities	3,514		3,352
Noncontrolling interests	0		0
Net assets	55,283		75,466
VIEs that we consolidate [ Member]
Variable Interest, Carrying Amount [Abstract]
Cash	200		273
Trading assets	143		77
Securities available for sale	2,159		1,794
Loans	16,708		561
Mortgage servicing rights measured at fair value	0		0
Other assets	2,039		2,595
Total assets	21,249		5,300
Short-term borrowings, Amount	3,636		351
Accrued expenses and other liabilities	716		708
Long-term debt	8,377		1,163
Total liabilities	12,729		2,222
Noncontrolling interests	40		68
Net assets	8,480		3,010
Transfers that we account for as secured borrowings [Member]
Variable Interest, Carrying Amount [Abstract]
Cash	398		328
Trading assets	32		35
Securities available for sale	7,834		7,126
Loans	1,613		2,007
Mortgage servicing rights measured at fair value	0		0
Other assets	90		68
Total assets	9,967		9,564
Short-term borrowings, Amount	7,773		1,996
Accrued expenses and other liabilities	14		4,864
Long-term debt	1,700		1,938
Total liabilities	9,487		8,798
Noncontrolling interests	0		0
Net assets	480		766
Total VIE [Member]
Variable Interest, Carrying Amount [Abstract]
Cash	598		601
Trading assets	5,526		6,209
Securities available for sale	33,994		44,106
Loans	30,721		18,266
Mortgage servicing rights measured at fair value	13,262		16,233
Other assets	5,912		8,267
Total assets	90,013		93,682
Short-term borrowings, Amount	11,409		2,347
Accrued expenses and other liabilities	4,244		8,924
Long-term debt	10,077		3,101
Total liabilities	25,730		14,372
Noncontrolling interests	40		68
Net assets	$ 64,243		$ 79,242

[1]	Our consolidated assets at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $200 million; Trading assets, $143 million; Securities available for sale, $2.2 billion; Net loans, $16.7 billion; Other assets, $2.0 billion, and Total assets, $21.2 billion.
[2]	Our consolidated liabilities at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $7 million; Accrued expenses and other liabilities, $71 million; Long-term debt, $8.3 billion; and Total liabilities, $8.4 billion.

Significant Continuing Involvement - Unconsolidated VIEs (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,442,219	$ 1,985,999
Debt and equity interests [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	42,766	58,182
Maximum exposure to loss	42,766	58,782
Debt and equity interests [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	5,527	5,846
Maximum exposure to loss	5,527	5,846
Debt and equity interests [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,997	11,683
Maximum exposure to loss	2,997	11,683
Debt and equity interests [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	5,506	3,760
Maximum exposure to loss	5,506	3,760
Debt and equity interests [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,436	3,024
Maximum exposure to loss	1,436	3,024
Debt and equity interests [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	9,689	9,964
Maximum exposure to loss	9,689	9,964
Debt and equity interests [Member] | Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)		0
Maximum exposure to loss		0
Debt and equity interests [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6,556	10,187
Maximum exposure to loss	6,556	10,187
Debt and equity interests [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	3,614	4,659
Maximum exposure to loss	3,614	4,659
Debt and equity interests [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,804	3,602
Maximum exposure to loss	2,804	3,702
Debt and equity interests [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,416	1,831
Maximum exposure to loss	1,416	2,331
Debt and equity interests [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	3,221	3,626
Maximum exposure to loss	3,221	3,626
Servicing assets [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	13,261	16,233
Maximum exposure to loss	13,261	16,233
Servicing assets [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	12,115	13,949
Maximum exposure to loss	12,115	13,949
Servicing assets [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	495	1,538
Maximum exposure to loss	495	1,538
Servicing assets [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	608	696
Maximum exposure to loss	608	696
Servicing assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)		0
Maximum exposure to loss		0
Servicing assets [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Servicing assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	43	50
Maximum exposure to loss	43	50
Variable Interest Entity Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,426	3,258
Maximum exposure to loss	4,434	12,099
Variable Interest Entity Derivatives [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6	16
Maximum exposure to loss	6	30
Variable Interest Entity Derivatives [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	261	489
Maximum exposure to loss	488	766
Variable Interest Entity Derivatives [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	844	1,746
Maximum exposure to loss	2,850	3,586
Variable Interest Entity Derivatives [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)		0
Maximum exposure to loss		5,263
Variable Interest Entity Derivatives [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(118)	(72)
Maximum exposure to loss	118	72
Variable Interest Entity Derivatives [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Variable Interest Entity Derivatives [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	56	64
Maximum exposure to loss	56	64
Variable Interest Entity Derivatives [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	500
Variable Interest Entity Derivatives [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	377	1,015
Maximum exposure to loss	916	1,818
Other commitments and guarantees [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(2,170)	(2,207)
Maximum exposure to loss	7,432	8,255
Other commitments and guarantees [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(928)	(869)
Maximum exposure to loss	4,248	4,567
Other commitments and guarantees [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(107)	(15)
Maximum exposure to loss	233	218
Other commitments and guarantees [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	7	33
Other commitments and guarantees [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	0	0
Other commitments and guarantees [Member] | Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)		0
Maximum exposure to loss		0
Other commitments and guarantees [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	(248)
Maximum exposure to loss	2,175	968
Other commitments and guarantees [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(1,129)	(653)
Maximum exposure to loss	1	4
Other commitments and guarantees [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	0
Maximum exposure to loss	519	473
Other commitments and guarantees [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	0	(129)
Maximum exposure to loss	87	218
Other commitments and guarantees [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	(6)	(293)
Maximum exposure to loss	162	1,774
Net assets [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	55,283	75,466
Maximum exposure to loss	67,893	95,369
Net assets [Member] | Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	16,714	18,926
Maximum exposure to loss	21,890	24,362
Net assets [Member] | Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	3,391	13,222
Maximum exposure to loss	3,731	13,469
Net assets [Member] | Commercial [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6,375	4,945
Maximum exposure to loss	6,602	5,222
Net assets [Member] | Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,280	4,770
Maximum exposure to loss	4,293	6,643
Net assets [Member] | Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	9,689	9,964
Maximum exposure to loss	9,689	9,964
Net assets [Member] | Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)		0
Maximum exposure to loss		5,263
Net assets [Member] | Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	6,438	9,867
Maximum exposure to loss	8,849	11,227
Net assets [Member] | Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,485	4,006
Maximum exposure to loss	3,615	4,663
Net assets [Member] | Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	2,860	3,666
Maximum exposure to loss	3,379	4,239
Net assets [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	1,416	1,702
Maximum exposure to loss	1,503	3,049
Net assets [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Carrying value asset (liability)	3,635	4,398
Maximum exposure to loss	4,342	7,268
Conforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,068,737	1,150,515
Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	76,304	251,850
Commercial [Member]
Variable Interest Entity [Line Items]
Total VIE assets	190,377	345,561
Collateralized Debt Obligations Debt Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	20,046	45,684
Collateralized Debt Obligations Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	9,970	10,215
Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Total VIE assets		5,160
Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	12,055	17,467
Tax Credit Structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	20,981	27,537
Collateralized loan obligations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	13,196	23,830
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	10,522	84,642
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	$ 20,031	$ 23,538

Cash Flow Securitizations (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	$ 374,488	$ 394,632
Servicing fees	4,316	4,283
Other interests held	1,786	3,757
Purchases of delinquent assets	(25)	(45)
Net servicing advances	(49)	(257)
Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Sales proceeds from securitizations	0
Servicing fees	34	42
Other interests held	442	310
Purchases of delinquent assets	0
Net servicing advances	$ 0

Key Economic Assumptions - Mortgage Servicing Assets (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Mortgage servicing rights [Member]
Mortgage Servicing Assets at the date of Securitization [Line Items]
Prepayment speed (annual CPR)	13.50%	13.40%
Life (in years)	5.4	5.6
Discount rate	8.00%	8.30%
Other interests held [Member]
Mortgage Servicing Assets at the date of Securitization [Line Items]
Prepayment speed (annual CPR)	0.00%
Life (in years)	0
Discount rate	0.00%
Other interests held - subordinate debt [Member]
Mortgage Servicing Assets at the date of Securitization [Line Items]
Prepayment speed (annual CPR)	0.00%
Life (in years)	0
Discount rate	0.00%

Key Economic Assumptions - Mortgage Servicing Rights (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Mortgage servicing rights [Member]
Key Economic Assumptions and the Sensitivity of the Current Fair Value to Immediate Adverse Changes in those Assumptions, at theBalance Sheet Date [Line Items]
Fair value of interests held	$ 16,279
Expected weighted-average life (in years)	5.2
Prepayment speed assumption (annual CPR)	12.60%
10% adverse change	844
25% adverse change	1,992
Discount rate assumption	8.10%
100 basis point increase	777
200 basis point increase	1,487
Interest-Only Strips [Member]
Key Economic Assumptions and the Sensitivity of the Current Fair Value to Immediate Adverse Changes in those Assumptions, at theBalance Sheet Date [Line Items]
Fair value of interests held	226
Expected weighted-average life (in years)	5.2
Prepayment speed assumption (annual CPR)	11.40%
10% adverse change	7
25% adverse change	16
Discount rate assumption	17.80%
100 basis point increase	6
200 basis point increase	13
Senior bonds [Member]
Key Economic Assumptions and the Sensitivity of the Current Fair Value to Immediate Adverse Changes in those Assumptions, at theBalance Sheet Date [Line Items]
Fair value of interests held	441
Expected weighted-average life (in years)	4.5
Prepayment speed assumption (annual CPR)	18.10%
10% adverse change	2
25% adverse change	6
Discount rate assumption	6.80%
100 basis point increase	14
200 basis point increase	27
Credit loss assumption	3.70%
10% higher losses	1
25% higher losses	3
Subordinated bonds [Member]
Key Economic Assumptions and the Sensitivity of the Current Fair Value to Immediate Adverse Changes in those Assumptions, at theBalance Sheet Date [Line Items]
Fair value of interests held	47
Expected weighted-average life (in years)	8.3
Prepayment speed assumption (annual CPR)	4.80%
10% adverse change	0
25% adverse change	0
Discount rate assumption	10.20%
100 basis point increase	3
200 basis point increase	6
Credit loss assumption	0.70%
10% higher losses	0
25% higher losses	$ 0

Principal Balances of Off-Balance Sheet Securitized Loans (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	$ 1,093,210	$ 1,071,334
Delinquent loans	5,377	7,677
Net charge-offs (recoveries)	1,408	1,448
Off-balance sheet securitized loans [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,300,226	1,292,928
Delinquent loans	16,892	14,950
Net charge-offs (recoveries)	2,327	1,556
Commercial and Industrial Loans [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1	78
Delinquent loans	0	65
Net charge-offs (recoveries)	0	0
Commercial Real Estate Mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	207,015	221,516
Delinquent loans	11,515	7,208
Net charge-offs (recoveries)	919	108
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	207,016	221,594
Delinquent loans	11,515	7,273
Net charge-offs (recoveries)	919	108
Other revolving credit and installment [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	2,454	5,104
Delinquent loans	102	100
Net charge-offs (recoveries)	0	107
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1,090,755	1,062,938
Delinquent loans	5,275	7,501
Net charge-offs (recoveries)	1,408	1,287
Real estate 1-4 family junior lien mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total Loans	1	3,292
Delinquent loans	0	76
Net charge-offs (recoveries)	$ 0	$ 54

Secured Borrowing and Consolidated Variable Interest Entity (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Variable Interest Entity [Line Items]
Consolidated assets	$ 1,258,128	[1]	$ 1,243,646	[1]
Third party liabilities	(1,130,239)	[2]	(1,129,287)	[2]
Noncontrolling interests	(1,481)		(2,573)
VIEs that we consolidate [Member]
Variable Interest Entity [Line Items]
Consolidated assets	21,200
Third party liabilities	(8,400)
Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,321		1,309
Consolidated assets	1,321		1,309
Third party liabilities	(1,272)		(1,269)
Noncontrolling interests	0		0
Net assets	49		40
Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	10,687		9,649
Consolidated assets	7,874		7,189
Third party liabilities	(7,779)		(6,856)
Noncontrolling interests	0		0
Net assets	95		333
Auto loans and leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets	154		274
Consolidated assets	154		274
Third party liabilities	0		(121)
Noncontrolling interests	0		0
Net assets	154		153
Residential [Member]
Variable Interest Entity [Line Items]
Total VIE assets	700		901
Consolidated assets	618		792
Third party liabilities	(436)		(552)
Noncontrolling interests	0		0
Net assets	182		240
Total secured borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets	12,862		12,133
Consolidated assets	9,967		9,564
Third party liabilities	(9,487)		(8,798)
Noncontrolling interests	0		0
Net assets	480		766
Other/Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	14,518
Consolidated assets	13,529
Third party liabilities	(6,723)
Noncontrolling interests	0
Net assets	6,806
Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Total VIE assets	3,197
Consolidated assets	3,197
Third party liabilities	(3,279)
Noncontrolling interests	0
Net assets	(82)
Auto loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,010
Consolidated assets	1,010
Third party liabilities	(955)
Noncontrolling interests	0
Net assets	55
Asset-based finance structures [Member]
Variable Interest Entity [Line Items]
Total VIE assets	146		2,791
Consolidated assets	146		1,074
Third party liabilities	(21)		(919)
Noncontrolling interests	(11)		(10)
Net assets	114		145
Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,197		2,257
Consolidated assets	1,197		2,245
Third party liabilities	(54)		(271)
Noncontrolling interests	(14)		(33)
Net assets	1,129		1,941
Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2,173		2,697
Consolidated assets	2,170		1,981
Third party liabilities	(1,697)		(1,032)
Noncontrolling interests	(15)		(25)
Net assets	458		924
Variable Interest Entity Consolidated Carrying Amount
Variable Interest Entity [Line Items]
Total VIE assets	22,241		7,745
Consolidated assets	21,249		5,300
Third party liabilities	(12,729)		(2,222)
Noncontrolling interests	(40)		(68)
Net assets	8,480		3,010
Total secured borrowings and consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	35,103		19,878
Consolidated assets	31,216		14,864
Third party liabilities	(22,216)		(11,020)
Noncontrolling interests	(40)		(68)
Net assets	$ 8,960		$ 3,776

[1]	Our consolidated assets at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $200 million; Trading assets, $143 million; Securities available for sale, $2.2 billion; Net loans, $16.7 billion; Other assets, $2.0 billion, and Total assets, $21.2 billion.
[2]	Our consolidated liabilities at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $7 million; Accrued expenses and other liabilities, $71 million; Long-term debt, $8.3 billion; and Total liabilities, $8.4 billion.

Mortgage Banking Activities Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Amortized [Member]	Dec. 31, 2009 Amortized [Member]	Dec. 31, 2008 Amortized [Member]	Dec. 31, 2007 Amortized [Member]	Dec. 31, 2010 Amortized [Member] Residential Mortgage Servicing [Member]	Dec. 31, 2010 Commercial Mortgage Servicing [Member]	Dec. 31, 2010 Residential Mortgage Servicing [Member]
Mortgage Banking Activities (Textual) [Abstract]
Weighted-average amortization period for MSRs				0
Balance, end of period										$ 400
Servicing from securitizations or asset transfers				(478)	(61)	(24)		(405)
Servicing from securitizations or asset transfers	228	264	75	228	264	75		(5)
Provision (reversal of provision ) for mortgage servicing rights in excess of fair value	3			(3)						(3)
End of period				1,812	1,261	1,555	573		1,371	441
Measured at fair value	$ 14,467	$ 16,004

Mortgage Banking Activities (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in MSRs measured at fair value
Fair value, beginning of year	$ 16,004
Changes in fair value:
Due to changes in valuation model inputs or assumptions	(2,957)	(1,534)	(3,341)
Other changes in fair value	(2,554)	(3,436)	(2,559)
Total changes in fair value of MSRs measured at fair value	(5,511)	(4,970)	(5,900)
Fair value, end of year	14,467	16,004
Purchases [Member] | Carried at Fair Value [Member]
Changes in MSRs measured at fair value
Acquired from Wachovia	0	0	191
Acquired from Wachovia [Member] | Carried at Fair Value [Member]
Changes in MSRs measured at fair value
Acquired from Wachovia	0	34	479
Carried at Fair Value [Member]
Changes in MSRs measured at fair value
Fair value, beginning of year	16,004	14,714	16,763
Adjustments from adoption of consolidation accounting guidance	(118)
Servicing from securitizations or asset transfers	4,092	6,226	3,450
Sales	0	0	(269)
Net additions	3,974	6,260	3,851
Changes in fair value:
Due to changes in valuation model inputs or assumptions	(2,957)	(1,534)	(3,341)
Other changes in fair value	(2,554)	(3,436)	(2,559)
Total changes in fair value of MSRs measured at fair value	(5,511)	(4,970)	(5,900)
Fair value, end of year	$ 14,467	$ 16,004	$ 14,714

Changes in Amortized Commercial Mortgage Servicing Rights (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in Amortized MSRs [Abstract]
Balance, beginning of period	$ 1,119
Amortization	(228)	(264)	(75)
Valuation Allowance
Provision (reversal of provision ) for mortgage servicing rights in excess of fair value	3
Amortized mortgage servicing rights, net	1,419	1,119
Amortized [Member] | Purchases [Member]
Changes in Amortized MSRs [Abstract]
Purchases	58	11	10
Amortized [Member] | Acquired from Wachovia [Member]
Changes in Amortized MSRs [Abstract]
Purchases		(135)	1,021
Amortized [Member]
Changes in Amortized MSRs [Abstract]
Balance, beginning of period	1,119	1,446	446
Adjustments from adoption of consolidation accounting guidance	(5)
Servicing from securitizations or asset transfers	478	61	24
Amortization	(228)	(264)	(75)
Balance, end of period	1,422	1,119	1,446
Valuation Allowance
Beginning of period	0	0	0
Provision (reversal of provision ) for mortgage servicing rights in excess of fair value	(3)
End of period	(3)	0	0
Amortized mortgage servicing rights, net	1,419	1,119	1,446
Fair value of amortized MSRs:
Beginning of period	1,261	1,555	573
End of period	$ 1,812	$ 1,261	$ 1,555

Managed Servicing Portfolio Components (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of Managed Servicing Portfolio [Abstract]
Loans serviced for others	$ 1,837	$ 1,876	$ 1,860
Total managed servicing portfolio	2,329	2,365	2,367
Ratio of MSRs to related loans serviced for others	0.86%	0.91%	0.87%
Commercial Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Loans serviced for others	408	454	472
Owned loans serviced	99	105	103
Subservicing	13	10	11
Total managed servicing portfolio	520	569	586
Residential Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Loans serviced for others	1,429	1,422	1,388
Owned loans serviced	371	364	378
Subservicing	9	10	15
Total managed servicing portfolio	$ 1,809	$ 1,796	$ 1,781

Mortgage Banking Noninterest Income (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of Mortgage Banking Noninterest Income [Abstract]
Servicing fees	$ 4,597	$ 4,176	$ 4,109
Amortization	(228)	(264)	(75)
Provision for MSRs in excess of fair value	(3)
Net derivative gains from economic hedges	4,485	6,849	3,099
Total servicing income, net	3,340	5,791	1,233
Net gains on mortgage loan origination/sales activities	6,397	6,237	1,292
All other
Total mortgage banking noninterest income	9,737	12,028	2,525
Market related valuation changes to MSRs, net of hedge results	1,528	5,315	(242)
Changes in fair value:
Due to changes in valuation model inputs or assumptions	(2,957)	(1,534)	(3,341)
Other changes in fair value	(2,554)	(3,436)	(2,559)
Total changes in fair value of MSRs measured at fair value	(5,511)	(4,970)	(5,900)
Servicing Fees and Other Charges [Abstract]
Contractually specified servicing fees	4,566	4,473	3,904
Late charges	360	330	283
Ancillary fees	434	287	148
Liability For Mortgage Loan Repurchse Losses Abstract
Balance, beginning of year	1,033	589	253
Wachovia acquisition		31	187
Loan sales	144	302	165
Change in estimate - primarily due to credit deterioration	1,474	625	234
Total additions	1,618	958	586
Losses	(1,362)	(514)	(250)
Balance, end of year	$ 1,289	$ 1,033	$ 589

Intangible Assets (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amortized intangible assets:
Gross carrying value	$ 20,341	$ 19,796
Accumulated amortization	(8,171)	(5,749)
Net carrying Value	12,170	14,047
MSRs (carried at fair value)	14,467	16,004
Goodwill	24,770	24,812	22,627
Trademark	14	14
Servicing Contracts [Member]
Amortized intangible assets:
Gross carrying value	2,131	1,606
Accumulated amortization	(712)	(487)
Net carrying Value	1,419	1,119
Core Deposits [Member]
Amortized intangible assets:
Gross carrying value	15,133	15,140
Accumulated amortization	(6,229)	(4,366)
Net carrying Value	8,904	10,774
Customer Relationships [Member]
Amortized intangible assets:
Gross carrying value	3,077	3,050
Accumulated amortization	(1,230)	(896)
Net carrying Value	$ 1,847	$ 2,154

Intangible Assets Amortization Expense (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Amortization Expense for Intangible Assets [Abstract]
Year ended December 31, 2010 (actual)	$ 2,434
Estimate for year ended December 31,
2011	2,126
2012	1,887
2013	1,679
2014	1,508
2015	1,373
Servicing Contracts [Member]
Amortization Expense for Intangible Assets [Abstract]
Year ended December 31, 2010 (actual)	228
Estimate for year ended December 31,
2011	247
2012	222
2013	189
2014	161
2015	139
Core Deposits [Member]
Amortization Expense for Intangible Assets [Abstract]
Year ended December 31, 2010 (actual)	1,872
Estimate for year ended December 31,
2011	1,593
2012	1,396
2013	1,241
2014	1,113
2015	1,022
Customer Relationships [Member]
Amortization Expense for Intangible Assets [Abstract]
Year ended December 31, 2010 (actual)	334
Estimate for year ended December 31,
2011	286
2012	269
2013	249
2014	234
2015	$ 212

Allocation Of Goodwill To Operating Segments (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets [Abstract]
Goodwill, Beginning Balance	$ 24,812	$ 22,627
Goodwill from business combinations	(42)	2,178
Foreign currency translation adjustments		7
Goodwill, Ending Balance	24,770	24,812
Wealth Brokerage and Retirement [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	373	368
Goodwill from business combinations		5
Goodwill, Ending Balance	373	373
Wholesale Banking [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	6,465	5,621
Goodwill from business combinations	10	844
Goodwill, Ending Balance	6,475	6,465
Community Banking [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	17,974	16,638
Goodwill from business combinations	(52)	1,329
Foreign currency translation adjustments		7
Goodwill, Ending Balance	$ 17,922	$ 17,974

Deposits (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Contractual maturities of Time Certificate of deposits and other time deposits [Abstract]
2011	$ 43,612,000,000
2012	15,624,000,000
2013	17,977,000,000
2014	3,831,000,000
2015	7,024,000,000
Thereafter	2,500,000,000
Total	90,568,000,000	117,000,000,000
Contractual maturities of Time deposits with a denomination of $100,000 or more [Abstract]
Three months or less	5,320,000,000
After three months through six months	1,358,000,000
After six months through twelve months	8,086,000,000
After twelve months	19,097,000,000
Total	33,861,000,000	43,700,000,000
Deposits (Textuals) [Abstract]
Time certificates of deposit and other time deposits issued by domestic offices	90,568,000,000	117,000,000,000
Amount of domestic time deposits with a denomination of $100,000 or more	33,861,000,000	43,700,000,000
Amount of Foreign deposits with a denomination of $100,000 or more	16,700,000,000	20,400,000,000
Demand deposit overdrafts as loan balances	$ 557,000,000	$ 667,000,000

Short-Term Borrowings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Short term borrowings [Abstract]
Short-term borrowings, Amount	$ 55,401	$ 38,966	$ 108,074
Short Term Borrowings, Rate	0.19%	0.18%	1.04%
Short term Debt average daily balance, Amount	46,824	51,972	65,826
Short term Debt average daily balance, Rate	0.22%	0.44%	2.25%
Short Term Borrowings (Textuals) [Abstract]
Securities owned and pledged as collateral available to be repledged, Fair Value	0	0
Securities owned and pledged as collateral not available to be repledged, Fair Value	0	0
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short term borrowings [Abstract]
Short-term borrowings, Amount	37,947	26,016	62,203
Short Term Borrowings, Rate	0.15%	0.08%	1.12%
Short term Debt average daily balance, Amount	30,494	24,179	22,034
Short term Debt average daily balance, Rate	0.18%	0.46%	1.88%
Maximum month-end balance, Amount	37,947	30,608	62,203
Commercial paper and other short term borrowings [Member]
Short term borrowings [Abstract]
Short-term borrowings, Amount	17,454	12,950	45,871
Short Term Borrowings, Rate	0.26%	0.39%	0.93%
Short term Debt average daily balance, Amount	16,330	27,793	43,792
Short term Debt average daily balance, Rate	0.31%	0.43%	2.43%
Maximum month-end balance, Amount	17,646	62,871	76,009
Securities issued by federal agencies, government-sponsored entities, and domestic and foreign companies [Member]
Short Term Borrowings (Textuals) [Abstract]
Securities owned and pledged as collateral available to be repledged, Fair Value	27,300	14,800
Securities owned and pledged as collateral not available to be repledged, Fair Value	$ 5,900	$ 434

Long-Term Debt Textuals (Details) (Wells Fargo & Company [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2010 Floating Rate Notes [Member]	Dec. 31, 2009 Floating Rate Notes [Member]	Mar. 30, 2009 Floating Rate Notes [Member] Notes Guaranteed Under FDIC Temporary Liquidity Guarantee Program [Member]	Dec. 10, 2008 Floating Rate Notes [Member] Notes Guaranteed Under FDIC Temporary Liquidity Guarantee Program [Member]	Dec. 31, 2010 Fixed Rate Notes [Member]	Dec. 31, 2009 Fixed Rate Notes [Member]	Mar. 30, 2009 Fixed Rate Notes [Member] Notes Guaranteed Under FDIC Temporary Liquidity Guarantee Program [Member]	Dec. 10, 2008 Fixed Rate Notes [Member] Notes Guaranteed Under FDIC Temporary Liquidity Guarantee Program [Member]	Dec. 31, 2010	Dec. 31, 2009
Long Term Debt (Textuals) [Abstract]
Senior Notes	$ 26,750	$ 41,231	$ 1,750	$ 3,000	$ 40,630	$ 46,266	$ 1,750	$ 3,000	$ 67,925	$ 87,955
Debt Instrument, Interest Rate, Stated Percentage							2.13%	3.00%

Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Mortgage Backed Securities [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2009 Mortgage Backed Securities [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2010 Mortgage Backed Securities [Member] Other consolidated subsidiaries [Member]	Dec. 31, 2009 Mortgage Backed Securities [Member] Other consolidated subsidiaries [Member]	Dec. 31, 2010 Fixed Rate Floating Rate Notes [Member] Other consolidated subsidiaries [Member]	Dec. 31, 2009 Fixed Rate Floating Rate Notes [Member] Other consolidated subsidiaries [Member]	Dec. 31, 2010 Fixed Rate Floating Rate Notes [Member] Other consolidated subsidiaries [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Fixed Rate Floating Rate Notes [Member] Other consolidated subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Wells Fargo & Company [Member]	Dec. 31, 2009 Floating Rate Notes [Member] Wells Fargo & Company [Member]	Mar. 30, 2009 Floating Rate Notes [Member] Wells Fargo & Company [Member] Notes Guaranteed Under FDIC Temporary Liquidity Guarantee Program [Member]	Dec. 10, 2008 Floating Rate Notes [Member] Wells Fargo & Company [Member] Notes Guaranteed Under FDIC Temporary Liquidity Guarantee Program [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Wells Fargo & Company [Member] Senior Subordinated Notes [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Wells Fargo & Company [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Wells Fargo & Company [Member] Senior Notes [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2009 Floating Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Senior Subordinated Notes [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2009 Floating Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Senior Notes [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Long Term Debt Issued By Variable Interest Entity [Member]	Dec. 31, 2009 Floating Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Long Term Debt Issued By Variable Interest Entity [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Other consolidated subsidiaries [Member]	Dec. 31, 2009 Floating Rate Notes [Member] Other consolidated subsidiaries [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Other consolidated subsidiaries [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Floating Rate Notes [Member] Other consolidated subsidiaries [Member] Long Term Debt Issued By Variable Interest Entity [Member]	Dec. 31, 2009 Floating Rate Notes [Member] Other consolidated subsidiaries [Member] Long Term Debt Issued By Variable Interest Entity [Member]	Dec. 31, 2010 Wells Fargo & Company [Member] Market Linked Notes [Member]	Dec. 31, 2009 Wells Fargo & Company [Member] Market Linked Notes [Member]	Dec. 31, 2010 Wells Fargo & Company [Member] Market Linked Notes [Member] Senior Notes [Member]	Dec. 31, 2010 Market Linked Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2009 Market Linked Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2010 Market Linked Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Senior Notes [Member]	Dec. 31, 2010 Capital Lease Obligations [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2009 Capital Lease Obligations [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2010 Capital Lease Obligations [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Senior Notes [Member]	Dec. 31, 2010 Fixed Rate Advances [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2009 Fixed Rate Advances [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2010 Fixed Rate Advances [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Senior Notes [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Wells Fargo & Company [Member]	Dec. 31, 2009 Fixed Rate Notes [Member] Wells Fargo & Company [Member]	Mar. 30, 2009 Fixed Rate Notes [Member] Wells Fargo & Company [Member] Notes Guaranteed Under FDIC Temporary Liquidity Guarantee Program [Member]	Dec. 10, 2008 Fixed Rate Notes [Member] Wells Fargo & Company [Member] Notes Guaranteed Under FDIC Temporary Liquidity Guarantee Program [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Wells Fargo & Company [Member] Senior Subordinated Notes [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Wells Fargo & Company [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Wells Fargo & Company [Member] Senior Notes [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2009 Fixed Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Senior Subordinated Notes [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2009 Fixed Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Senior Notes [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Long Term Debt Issued By Variable Interest Entity [Member]	Dec. 31, 2009 Fixed Rate Notes [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Long Term Debt Issued By Variable Interest Entity [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Other consolidated subsidiaries [Member]	Dec. 31, 2009 Fixed Rate Notes [Member] Other consolidated subsidiaries [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Other consolidated subsidiaries [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Other consolidated subsidiaries [Member] Senior Notes [Member]	Dec. 31, 2010 Fixed Rate Notes [Member] Other consolidated subsidiaries [Member] Long Term Debt Issued By Variable Interest Entity [Member]	Dec. 31, 2009 Fixed Rate Notes [Member] Other consolidated subsidiaries [Member] Long Term Debt Issued By Variable Interest Entity [Member]	Dec. 31, 2010 Wells Fargo & Company [Member] Fixed Rate Floating Rate Notes Income Trust Securities [Member]	Dec. 31, 2009 Wells Fargo & Company [Member] Fixed Rate Floating Rate Notes Income Trust Securities [Member]	Dec. 31, 2010 Wells Fargo & Company [Member] Fixed Rate Floating Rate Notes Income Trust Securities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Floating Rate Advances [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2009 Floating Rate Advances [Member] Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2010 Floating Rate Advances [Member] Wells Fargo Bank, N.A. and other bank entities [Member] Senior Notes [Member]	Dec. 31, 2010 Wells Fargo & Company [Member]	Dec. 31, 2009 Wells Fargo & Company [Member]	Dec. 31, 2010 Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2009 Wells Fargo Bank, N.A. and other bank entities [Member]	Dec. 31, 2010 Wells Fargo Bank, N.A. and other bank entities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2009 Wells Fargo Bank, N.A. and other bank entities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Other consolidated subsidiaries [Member]	Dec. 31, 2009 Other consolidated subsidiaries [Member]
Long-term debt based on original maturity [Abstract]
Maturity date(s) Start			2011		2013										2015	2027	2011			2014			2011	2012				2027	2015				2011			2011			2011			2011					2011	2026	2011			2011			2011	2012					2011	2012				2042			2011
Maturity date(s) End			2038		2018				2036	2020					2016	2036	2048			2017	2027		2040	2042				2036	2021				2018			2016			2024			2031					2035	2068	2035			2038	2026		2013	2049				2011	2015	2020				2044			2013
Stated interest rate(s) Minimum																																										0.016					0.04375	0.05625	0.02125			0.0475			0.0337	0.0005					0.0397	0.0516
Stated interest rate(s) Maximum																																										0.0845					0.07574	0.1018	0.0675			0.0774	0.08		0.06	0.075				0.055	0.06125	0.0598
Variable Stated interest rate			Varies		Varies				7.064 to 2011, varies	6.795% through 2015, Varies					Varies	Varies	Varies			Varies	Varies		Varies	Varies				Varies	Varies				Varies			Varies			Varies																											Varies - 5.20-9.75% to 2011-2013			Varies
Senior Notes							$ 20	$ 0			$ 26,750	$ 41,231	$ 1,750	$ 3,000				$ 4,186	$ 8,323							$ 0	$ 1,625				$ 545	$ 458		$ 229	$ 515		$ 26	$ 77		$ 812	$ 2,665		$ 40,630	$ 46,266	$ 1,750	$ 3,000				$ 2,185	$ 2,609							$ 6,147	$ 6,682								$ 7,103	$ 31,146		$ 67,925	$ 87,955	$ 14,541	$ 45,335			$ 6,167	$ 8,307
Subordinated Debt											1,118	1,096						1,945	1,937																								12,370	12,148						16,520	18,220																			13,488	13,244	18,465	20,157
Junior Subordinated Notes							78	79			289	282									278	270				239	241																11,257	11,086									317	318				10	63					6,786	6,786					18,332	18,154			595	588	327	383
Other long-term debt, Total			8,639	8,216	127	359																		4,053	70				489	10																										3,751	105					84	978
Long-term debt	$ 156,983	$ 203,861																																																																				$ 99,745	$ 119,353	$ 50,044	$ 74,471			$ 7,194	$ 10,037

Annual Maturities of Long-Term Debt Obligations (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Annual maturities of long-term debt obligations [Abstract]
2011	$ 36,223
2012	19,779
2013	15,750
2014	11,032
2015	8,553
Thereafter	65,646
Long-term debt (includes $306 carried at fair value at December 31, 2010)	156,983	203,861
Wells Fargo & Company [Member]
Annual maturities of long-term debt obligations [Abstract]
2011	21,771
2012	15,696
2013	10,088
2014	7,739
2015	3,584
Thereafter	40,867
Long-term debt (includes $306 carried at fair value at December 31, 2010)	$ 99,745	$ 119,353

Guarantees and Legal Actions (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Guarantees [Abstract]
Carrying value	$ 1,084,000,000	$ 1,183,000,000
Maximum exposure to loss	69,849,000,000	91,581,000,000
Non-investment grade	29,885,000,000	29,802,000,000
Guarantees (Textuals) [Abstract]
Collateral	14,000,000,000	20,700,000,000
Securities Loaned	13,600,000,000	20,000,000,000
Standby letters of credit [Member]
Guarantees [Abstract]
Carrying value	142,000,000	148,000,000
Maximum exposure to loss	42,159,000,000	49,997,000,000
Non-investment grade	19,596,000,000	21,112,000,000
Residual value guarantees [Member]
Guarantees [Abstract]
Carrying value	8,000,000	8,000,000
Maximum exposure to loss	197,000,000	197,000,000
Non-investment grade	0	0
Liquidity agreements [Member]
Guarantees [Abstract]
Carrying value	0	66,000,000
Maximum exposure to loss	49,000,000	7,744,000,000
Non-investment grade	1,000,000	0
Securities lending and other indemnifications [Member]
Guarantees [Abstract]
Carrying value	45,000,000	51,000,000
Maximum exposure to loss	13,645,000,000	20,002,000,000
Non-investment grade	3,993,000,000	2,512,000,000
Written put options [Member]
Guarantees [Abstract]
Carrying value	747,000,000	803,000,000
Maximum exposure to loss	8,134,000,000	8,392,000,000
Non-investment grade	2,615,000,000	3,674,000,000
Loans sold with recourse [Member]
Guarantees [Abstract]
Carrying value	119,000,000	96,000,000
Maximum exposure to loss	5,474,000,000	5,049,000,000
Non-investment grade	3,564,000,000	2,400,000,000
Contingent consideration [Member]
Guarantees [Abstract]
Carrying value	23,000,000	11,000,000
Maximum exposure to loss	118,000,000	145,000,000
Non-investment grade	116,000,000	102,000,000
Other guarantees [Member]
Guarantees [Abstract]
Carrying value	0	0
Maximum exposure to loss	73,000,000	55,000,000
Non-investment grade	$ 0	$ 2,000,000

Derivatives (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Fair Value Asset derivatives, net	$ 23,563,000,000	$ 21,889,000,000	$ 23,563,000,000
Fair Value Liability derivatives, net	9,625,000,000	10,884,000,000	9,625,000,000
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income		1,735,000,000	1,708,000,000
Gains (losses) recorded in noninterest income Recognized on derivatives		372,000,000	(200,000,000)
Gains (losses) recorded in noninterest income Recognized on hedged item		(263,000,000)	66,000,000
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)		109,000,000	(134,000,000)
Net Gains Losses Recognized Related to Derivatives in Cash Flow Hedging Relationships [Abstract]
Gains (losses) (after tax) recognized in OCI on derivatives (effective portion)		468,000,000	107,000,000	592,000,000
Gains (pre tax) reclassified from cumulative OCI into net interest income (effective portion)		613,000,000	531,000,000
Gains (losses) (pre tax) recognized in noninterest income on derivatives (ineffective portion)		6,000,000	42,000,000
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Net gains recognized related to derivatives not designated as hedging instruments		5,418,000,000	8,158,000,000
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	9,592,000,000	5,826,000,000	9,592,000,000
Notional amount Protection sold	84,541,000,000	47,699,000,000	84,541,000,000
Notional amount Protection sold non investment grade	41,928,000,000	29,075,000,000	41,928,000,000
Notional amount Protection purchased with identical underlyings	59,260,000,000	26,495,000,000
Notional Net protection sold	25,281,000,000	21,204,000,000	25,281,000,000
Notional Other protection purchased	23,584,000,000	16,955,000,000	23,584,000,000
Derivatives (Textual) [Abstract]
Notional Basis swaps combined with receive fixed rate/pay floating rate swaps	20,900,000,000	20,900,000,000	20,900,000,000
Cash collateral netted against derivative assets	5,300,000,000	5,500,000,000	5,300,000,000
Cash collateral netted against derivative liabilities	14,100,000,000	12,100,000,000	14,100,000,000
Gains (losses) on forward derivatives hedging		3,000,000	(10,000,000)
Deferred net gains on derivatives in other comprehensive income		367,000,000	284,000,000
Maximum length of time hedged in cash flow hedge			8 years
Net derivative gains (losses) from economic hedges		4,485,000,000	6,849,000,000	3,099,000,000
Aggregate fair value of derivatives used for economic hedges net asset liability	(961,000,000)	(943,000,000)	(961,000,000)
Aggregate fair value of derivative loan commitments net asset liability	(312,000,000)	(271,000,000)	(312,000,000)
Aggregate fair value of derivative instruments with credit-risk-related contingent features, net liability	7,500,000,000	12,600,000,000	7,500,000,000
Collateral for derivative instruments with credit-risk-related contingent features	7,100,000,000	12,000,000,000	7,100,000,000
Additional collateral for derivative instruments with credit-risk-related contingent features	1,000,000,000	1,000,000,000	1,000,000,000
Commercial [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	1,987,000,000	717,000,000	1,987,000,000
Notional amount Protection sold	5,188,000,000	1,977,000,000	5,188,000,000
Notional amount Protection sold non investment grade	453,000,000	612,000,000	453,000,000
Notional amount Protection purchased with identical underlyings	4,749,000,000	924,000,000
Notional Net protection sold	439,000,000	1,053,000,000	439,000,000
Notional Other protection purchased	189,000,000	779,000,000	189,000,000
Range of maturities, from	2049	2049
Range of maturities, to	2052	2052
Derivatives [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Fair Value Asset derivatives, net	89,489,000,000	85,358,000,000	89,489,000,000
Fair Value Liability derivatives, net	82,928,000,000	80,893,000,000	82,928,000,000
Short-term Debt [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income		0	27,000,000
Gains (losses) recorded in noninterest income Recognized on derivatives		0	217,000,000
Gains (losses) recorded in noninterest income Recognized on hedged item		0	(217,000,000)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)		0
Long-term debt [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income		374,000,000	349,000,000
Gains (losses) recorded in noninterest income Recognized on derivatives		(1,030,000,000)	2,612,000,000
Gains (losses) recorded in noninterest income Recognized on hedged item		1,007,000,000	(2,626,000,000)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)		(23,000,000)	(14,000,000)
Long-term debt [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income		1,755,000,000	1,677,000,000
Gains (losses) recorded in noninterest income Recognized on derivatives		1,565,000,000	(3,270,000,000)
Gains (losses) recorded in noninterest income Recognized on hedged item		(1,469,000,000)	3,132,000,000
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)		96,000,000	(138,000,000)
Netting of derivative asset and liability balances and related cash collateral [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Fair Value Asset derivatives, netting	(65,926,000,000)	(63,469,000,000)	(65,926,000,000)
Fair Value Liability derivatives, netting	(73,303,000,000)	(70,009,000,000)	(73,303,000,000)
Derivatives not designated as hedging instruments [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Fair Value Asset derivatives, net	81,511,000,000	76,705,000,000	81,511,000,000
Fair Value Liability derivatives, net	80,815,000,000	78,552,000,000	80,815,000,000
Derivatives not designated as hedging instruments [Member] | Free standing derivatives (economic hedges) [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Fair Value Asset derivatives, net	4,935,000,000	3,001,000,000	4,935,000,000
Fair Value Liability derivatives, net	4,944,000,000	2,759,000,000	4,944,000,000
Derivatives not designated as hedging instruments [Member] | Free standing derivatives (economic hedges) [Member] | Credit Contracts Protection Purchased [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	577,000,000	396,000,000	577,000,000
Fair Value Asset derivatives, net	261,000,000	80,000,000	261,000,000
Fair Value Liability derivatives, net	0	0	0
Derivatives not designated as hedging instruments [Member] | Free standing derivatives (economic hedges) [Member] | Foreign Exchange Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	7,019,000,000	5,528,000,000	7,019,000,000
Fair Value Asset derivatives, net	233,000,000	23,000,000	233,000,000
Fair Value Liability derivatives, net	29,000,000	53,000,000	29,000,000
Derivatives not designated as hedging instruments [Member] | Free standing derivatives (economic hedges) [Member] | Interest Rate Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	633,734,000,000	408,563,000,000	633,734,000,000
Fair Value Asset derivatives, net	4,441,000,000	2,898,000,000	4,441,000,000
Fair Value Liability derivatives, net	4,873,000,000	2,625,000,000	4,873,000,000
Derivatives not designated as hedging instruments [Member] | Free standing derivatives (economic hedges) [Member] | Equity Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	300,000,000	176,000,000	300,000,000
Fair Value Asset derivatives, net	0	0	0
Fair Value Liability derivatives, net	2,000,000	46,000,000	2,000,000
Derivatives not designated as hedging instruments [Member] | Free standing derivatives (economic hedges) [Member] | Other Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	4,583,000,000	2,538,000,000	4,583,000,000
Fair Value Asset derivatives, net	0	0	0
Fair Value Liability derivatives, net	40,000,000	35,000,000	40,000,000
Derivatives not designated as hedging instruments [Member] | Customer accommodation trading and other free standing derivatives [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Fair Value Asset derivatives, net	76,576,000,000	73,704,000,000	76,576,000,000
Fair Value Liability derivatives, net	75,871,000,000	75,793,000,000	75,871,000,000
Derivatives not designated as hedging instruments [Member] | Customer accommodation trading and other free standing derivatives [Member] | Credit Contracts Protection Purchased [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	86,014,000,000	44,776,000,000	86,014,000,000
Fair Value Asset derivatives, net	9,354,000,000	4,661,000,000	9,354,000,000
Fair Value Liability derivatives, net	1,089,000,000	588,000,000	1,089,000,000
Derivatives not designated as hedging instruments [Member] | Customer accommodation trading and other free standing derivatives [Member] | Credit Contracts Protection Sold [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	84,541,000,000	47,699,000,000	84,541,000,000
Fair Value Asset derivatives, net	979,000,000	605,000,000	979,000,000
Fair Value Liability derivatives, net	9,592,000,000	5,826,000,000	9,592,000,000
Derivatives not designated as hedging instruments [Member] | Customer accommodation trading and other free standing derivatives [Member] | Foreign Exchange Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	142,012,000,000	110,889,000,000	142,012,000,000
Fair Value Asset derivatives, net	3,084,000,000	2,800,000,000	3,084,000,000
Fair Value Liability derivatives, net	2,737,000,000	2,682,000,000	2,737,000,000
Derivatives not designated as hedging instruments [Member] | Customer accommodation trading and other free standing derivatives [Member] | Interest Rate Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	2,741,119,000,000	2,809,387,000,000	2,741,119,000,000
Fair Value Asset derivatives, net	54,873,000,000	58,225,000,000	54,873,000,000
Fair Value Liability derivatives, net	54,033,000,000	59,329,000,000	54,033,000,000
Derivatives not designated as hedging instruments [Member] | Customer accommodation trading and other free standing derivatives [Member] | Equity Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	71,572,000,000	73,278,000,000	71,572,000,000
Fair Value Asset derivatives, net	2,459,000,000	3,272,000,000	2,459,000,000
Fair Value Liability derivatives, net	3,067,000,000	3,450,000,000	3,067,000,000
Derivatives not designated as hedging instruments [Member] | Customer accommodation trading and other free standing derivatives [Member] | Commodity Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	92,182,000,000	83,114,000,000	92,182,000,000
Fair Value Asset derivatives, net	5,400,000,000	4,133,000,000	5,400,000,000
Fair Value Liability derivatives, net	5,182,000,000	3,918,000,000	5,182,000,000
Derivatives not designated as hedging instruments [Member] | Customer accommodation trading and other free standing derivatives [Member] | Other Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	2,314,000,000	190,000,000	2,314,000,000
Fair Value Asset derivatives, net	427,000,000	8,000,000	427,000,000
Fair Value Liability derivatives, net	171,000,000	0	171,000,000
Qualifying hedge contracts [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Fair Value Asset derivatives, net	7,978,000,000	8,653,000,000	7,978,000,000
Fair Value Liability derivatives, net	2,113,000,000	2,341,000,000	2,113,000,000
Qualifying hedge contracts [Member] | Foreign Exchange Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	30,212,000,000	25,904,000,000	30,212,000,000
Fair Value Asset derivatives, net	1,553,000,000	1,527,000,000	1,553,000,000
Fair Value Liability derivatives, net	811,000,000	727,000,000	811,000,000
Qualifying hedge contracts [Member] | Interest Rate Contract [Member]
Total Notional or Contractual Amounts and Fair Values for Derivatives [Abstract]
Notional or contractual amount	119,966,000,000	110,314,000,000	119,966,000,000
Fair Value Asset derivatives, net	6,425,000,000	7,126,000,000	6,425,000,000
Fair Value Liability derivatives, net	1,302,000,000	1,614,000,000	1,302,000,000
Loan deliverable credit default swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	12,000,000	2,000,000	12,000,000
Notional amount Protection sold	510,000,000	481,000,000	510,000,000
Notional amount Protection sold non investment grade	494,000,000	456,000,000	494,000,000
Notional amount Protection purchased with identical underlyings	423,000,000	391,000,000
Notional Net protection sold	87,000,000	90,000,000	87,000,000
Notional Other protection purchased	287,000,000	261,000,000	287,000,000
Range of maturities, from	2010	2011
Range of maturities, to	2014	2014
Other [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	16,000,000	12,000,000	16,000,000
Notional amount Protection sold	9,264,000,000	6,127,000,000	9,264,000,000
Notional amount Protection sold non investment grade	8,657,000,000	5,348,000,000	8,657,000,000
Notional amount Protection purchased with identical underlyings	32,000,000	41,000,000
Notional Net protection sold	9,232,000,000	6,086,000,000	9,232,000,000
Notional Other protection purchased	4,757,000,000	2,745,000,000	4,757,000,000
Range of maturities, from	2010	2011
Range of maturities, to	2020	2056
Structured products [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	4,498,000,000	4,145,000,000	4,498,000,000
Notional amount Protection sold	6,627,000,000	5,825,000,000	6,627,000,000
Notional amount Protection sold non investment grade	5,084,000,000	5,246,000,000	5,084,000,000
Notional amount Protection purchased with identical underlyings	4,999,000,000	4,948,000,000
Notional Net protection sold	1,628,000,000	877,000,000	1,628,000,000
Notional Other protection purchased	3,018,000,000	2,482,000,000	3,018,000,000
Range of maturities, from	2014	2016
Range of maturities, to	2056	2056
Credit Default Swap [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	23,000,000	12,000,000	23,000,000
Notional amount Protection sold	6,611,000,000	2,700,000,000	6,611,000,000
Notional amount Protection sold non investment grade	2,765,000,000	909,000,000	2,765,000,000
Notional amount Protection purchased with identical underlyings	4,202,000,000	2,167,000,000
Notional Net protection sold	2,409,000,000	533,000,000	2,409,000,000
Notional Other protection purchased	2,510,000,000	1,106,000,000	2,510,000,000
Range of maturities, from	2010	2011
Range of maturities, to	2017	2017
Corporate Bond Securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	2,419,000,000	810,000,000	2,419,000,000
Notional amount Protection sold	55,511,000,000	30,445,000,000	55,511,000,000
Notional amount Protection sold non investment grade	23,815,000,000	16,360,000,000	23,815,000,000
Notional amount Protection purchased with identical underlyings	44,159,000,000	17,978,000,000
Notional Net protection sold	11,352,000,000	12,467,000,000	11,352,000,000
Notional Other protection purchased	12,634,000,000	9,440,000,000	12,634,000,000
Range of maturities, from	2010	2011
Range of maturities, to	2018	2020
Total asset-backed securities [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Fair value liability	637,000,000	128,000,000	637,000,000
Notional amount Protection sold	830,000,000	144,000,000	830,000,000
Notional amount Protection sold non investment grade	660,000,000	144,000,000	660,000,000
Notional amount Protection purchased with identical underlyings	696,000,000	46,000,000
Notional Net protection sold	134,000,000	98,000,000	134,000,000
Notional Other protection purchased	189,000,000	142,000,000	189,000,000
Range of maturities, from	2037	2037
Range of maturities, to	2046	2046
Free standing derivatives (economic hedges) [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		1,518,000,000	5,431,000,000
Free standing derivatives (economic hedges) [Member] | Interest Rate Contracts Recognized In Noninterest Income Other [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		(22,000,000)	(15,000,000)
Free standing derivatives (economic hedges) [Member] | Interest Rate Contracts Recognized In Noninterest Income Mortgage Banking [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		1,611,000,000	5,582,000,000
Free standing derivatives (economic hedges) [Member] | Foreign Exchange Contract [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		103,000,000	133,000,000
Free standing derivatives (economic hedges) [Member] | Credit Contract [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		(174,000,000)	(269,000,000)
Customer accommodation trading and other free standing derivatives [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		3,900,000,000	2,727,000,000
Customer accommodation trading and other free standing derivatives [Member] | Interest Rate Contracts Recognized In Noninterest Income Other [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		224,000,000	1,139,000,000
Customer accommodation trading and other free standing derivatives [Member] | Interest Rate Contracts Recognized In Noninterest Income Mortgage Banking [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		3,305,000,000	2,035,000,000
Customer accommodation trading and other free standing derivatives [Member] | Foreign Exchange Contract [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		565,000,000	607,000,000
Customer accommodation trading and other free standing derivatives [Member] | Equity Contract [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		441,000,000	(275,000,000)
Customer accommodation trading and other free standing derivatives [Member] | Commodity Contract [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		65,000,000	29,000,000
Customer accommodation trading and other free standing derivatives [Member] | Credit Contract [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		(710,000,000)	(621,000,000)
Customer accommodation trading and other free standing derivatives [Member] | Other Contract [Member]
Net Gains (Losses) Recognized in the Income Statement Related to Derivatives not Designated as Hedging Instruments [Abstract]
Gain (Loss) on Derivative Instruments		10,000,000	(187,000,000)
Available for sale Securities [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income		(4,000,000)	(56,000,000)
Gains (losses) recorded in noninterest income Recognized on derivatives		269,000,000	(713,000,000)
Gains (losses) recorded in noninterest income Recognized on hedged item		(270,000,000)	713,000,000
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)		(1,000,000)
Available for sale Securities [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Gains (losses) recorded in net interest income		(390,000,000)	(289,000,000)
Gains (losses) recorded in noninterest income Recognized on derivatives		(432,000,000)	954,000,000
Gains (losses) recorded in noninterest income Recognized on hedged item		469,000,000	(936,000,000)
Gains (losses) recorded in noninterest income Recognized on fair value hedges (ineffective portion)		$ 37,000,000	$ 18,000,000

Fair Values of Assets and Liabilities Textuals (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Mar. 31, 2010 Available for sale Securities [Member]	Dec. 31, 2010 Available for sale Securities [Member]	Dec. 31, 2009 Available for sale Securities [Member]	Dec. 31, 2010 Carrying amount [Member]	Dec. 31, 2009 Carrying amount [Member]	Dec. 31, 2010 Estimated fair value [Member]	Dec. 31, 2009 Estimated fair value [Member]	Dec. 31, 2009 Trading Securities [Member]	Mar. 31, 2010 Trading assets (excluding derivatives) [Member]	Mar. 31, 2010 Loans [Member]	Mar. 31, 2010 Mortgage servicing rights [Member]	Mar. 31, 2010 Long-term debt [Member]	Dec. 31, 2010 Lease Financing [Member]	Dec. 31, 2009 Lease Financing [Member]	Dec. 31, 2008 Lease Financing [Member]	Dec. 31, 2007 Lease Financing [Member]	Dec. 31, 2006 Lease Financing [Member]	Dec. 31, 2010 Offshore Funds [Member]	Dec. 31, 2009 Offshore Funds [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Trading securities included in trading assets													$ 24,000,000,000
Fair Value Disclosures Significant Transfers Out Of Level 3						1,900,000,000								276,000,000		118,000,000
Fair Value Disclosure Significant Transfers Into Level 3						829,000,000									366,000,000		359,000,000
Fair Value Disclosure, Transfers from Level 2 to Level 3							0
Fair Value Disclosure Transfers From Level 3 To Level 2								0
Redemption restriction for investment																							74,000,000	76,000,000
Loans	757,267,000,000	782,770,000,000	864,830,000,000	382,195,000,000	319,116,000,000				721,016,000,000	744,225,000,000								13,094,000,000	14,210,000,000	15,829,000,000	6,772,000,000	5,614,000,000
Obligations under capital leases	26,000,000	77,000,000
Loan Commitments And Standby, Commercial And Similar Letters of Credit									673,000,000	725,000,000	673,000,000	725,000,000
Fair Value Disclosures, Level 3 to Level 2 Transfers							4,900,000,000	4,000,000,000
Fair Value Disclosures, Level 2 to Level 3 Transfers							$ 1,700,000,000

Fair Value, Measurements From Independent Brokers or Independent Third Party Pricing Services (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets:
Total Securities Available for Sale	$ 172,654	$ 172,710
Loans held for sale	873	149
Liabilities:
Other liabilities		21,704
Debt Securities [Member] | Independent brokers [Member] | Level 1 [Member]
Assets:
Total Securities Available for Sale	0
Debt Securities [Member] | Independent brokers [Member] | Level 2 [Member]
Assets:
Total Securities Available for Sale	219
Debt Securities [Member] | Independent brokers [Member] | Level 3 [Member]
Assets:
Total Securities Available for Sale	4,183
Independent brokers [Member] | Level 1 [Member]
Assets:
Trading assets (excluding derivatives)	0	0
Total Securities Available for Sale	0	85
Derivatives (trading and other assets)	0	0
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	0	0
Other liabilities	0	0
Independent brokers [Member] | Level 1 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0
Independent brokers [Member] | Level 1 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0
Independent brokers [Member] | Level 1 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	0
Independent brokers [Member] | Level 1 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	0
Independent brokers [Member] | Level 1 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	0
Independent brokers [Member] | Level 2 [Member]
Assets:
Trading assets (excluding derivatives)	1,211	4,208
Total Securities Available for Sale	219	1,870
Derivatives (trading and other assets)	15	8
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	0	0
Other liabilities	20	0
Independent brokers [Member] | Level 2 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0
Independent brokers [Member] | Level 2 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	15
Independent brokers [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	3
Independent brokers [Member] | Level 2 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	201
Independent brokers [Member] | Level 2 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	0
Independent brokers [Member] | Level 3 [Member]
Assets:
Trading assets (excluding derivatives)	6	0
Total Securities Available for Sale	4,183	548
Derivatives (trading and other assets)	44	42
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	46	70
Other liabilities	0	0
Independent brokers [Member] | Level 3 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0
Independent brokers [Member] | Level 3 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0
Independent brokers [Member] | Level 3 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	50
Independent brokers [Member] | Level 3 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	4,133
Independent brokers [Member] | Level 3 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	0
Debt Securities [Member] | Third party pricing services [Member] | Level 1 [Member]
Assets:
Total Securities Available for Sale	936
Debt Securities [Member] | Third party pricing services [Member] | Level 2 [Member]
Assets:
Total Securities Available for Sale	130,900
Debt Securities [Member] | Third party pricing services [Member] | Level 3 [Member]
Assets:
Total Securities Available for Sale	775
Third party pricing services [Member] | Level 1 [Member]
Assets:
Trading assets (excluding derivatives)	21	30
Total Securities Available for Sale	1,137	1,467
Derivatives (trading and other assets)	0	0
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	0	0
Other liabilities	0	10
Third party pricing services [Member] | Level 1 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	936
Third party pricing services [Member] | Level 1 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0
Third party pricing services [Member] | Level 1 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	0
Third party pricing services [Member] | Level 1 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	0
Third party pricing services [Member] | Level 1 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	201
Third party pricing services [Member] | Level 2 [Member]
Assets:
Trading assets (excluding derivatives)	2,123	1,712
Total Securities Available for Sale	131,627	120,688
Derivatives (trading and other assets)	740	2,926
Loans held for sale	1	2
Liabilities:
Derivatives (liabilities)	841	2,949
Other liabilities	393	3,916
Third party pricing services [Member] | Level 2 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	263
Third party pricing services [Member] | Level 2 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	14,055
Third party pricing services [Member] | Level 2 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	102,206
Third party pricing services [Member] | Level 2 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	14,376
Third party pricing services [Member] | Level 2 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	727
Third party pricing services [Member] | Level 3 [Member]
Assets:
Trading assets (excluding derivatives)	0	81
Total Securities Available for Sale	791	1,864
Derivatives (trading and other assets)	8	9
Loans held for sale	0	0
Liabilities:
Derivatives (liabilities)	0	4
Other liabilities	0	26
Third party pricing services [Member] | Level 3 [Member] | US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	0
Third party pricing services [Member] | Level 3 [Member] | US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	0
Third party pricing services [Member] | Level 3 [Member] | Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	169
Third party pricing services [Member] | Level 3 [Member] | Other Debt Securities [Member]
Assets:
Total Securities Available for Sale	606
Third party pricing services [Member] | Level 3 [Member] | Equity Securities [Member]
Assets:
Total Securities Available for Sale	16
Debt Securities [Member]
Assets:
Total Securities Available for Sale	167,465	167,118
US Treasury and Government [Member]
Assets:
Total Securities Available for Sale	1,604	2,280
US States and Political Subdivisions [Member]
Assets:
Total Securities Available for Sale	18,654	13,530
Mortgage Backed Securities [Member]
Assets:
Total Securities Available for Sale	115,794	122,369
Other Debt Securities [Member]
Assets:
Total Securities Available for Sale		15,879
Equity Securities [Member]
Assets:
Total Securities Available for Sale	$ 5,189	$ 5,592

Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets:
Total trading securities	$ 33,051
Total trading assets (excluding derivatives)	34,990	25,194
Securities available for sale	172,654	172,710
Mortgages held for sale	47,531	36,962
Loans held for sale	873	149
Loans	309
Mortgage servicing rights (residential)	14,467	16,004
Netting	(63,469)
Total derivative assets	21,889	17,845
Other Assets, Excluding Derivatives	397
Other Assets, Excluding Trading Derivatives		8,530
Total assets recorded at fair value	293,110	277,394
Liabilities:
Netting	70,009
Total derivative liabilities	(10,884)
Total short sale liabilities	(9,980)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(380)
Other liabilities		(21,704)
Total liabilities recorded at fair value	(21,244)
Debt Securities [Member] | Level 1 [Member]
Assets:
Securities available for sale	938	1,098
US Treasury and Government [Member] | Level 1 [Member]
Assets:
Total trading securities	1,340
Securities available for sale	938	1,094
Liabilities:
Total short sale liabilities	(2,827)
US States and Political Subdivisions [Member] | Level 1 [Member]
Assets:
Total trading securities	0
Securities available for sale	0	4
Mortgage Backed Securities [Member] | Level 1 [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Other Debt Securities [Member] | Level 1 [Member]
Assets:
Securities available for sale		0
Equity Securities [Member] | Level 1 [Member]
Assets:
Total trading securities	2,143
Securities available for sale	1,945	2,015
Liabilities:
Total short sale liabilities	(1,701)
Level 1 [Member]
Assets:
Total trading securities	3,483
Total trading assets (excluding derivatives)	4,299	2,386
Securities available for sale	2,883	3,113
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0
Mortgage servicing rights (residential)	0	0
Netting	0
Total derivative assets	561	340
Other Assets, Excluding Derivatives	38
Other Assets, Excluding Trading Derivatives		435
Total assets recorded at fair value	7,781	6,274
Liabilities:
Netting	0
Total derivative liabilities	(335)
Total short sale liabilities	(4,528)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0
Other liabilities		(4,981)
Total liabilities recorded at fair value	(4,863)
Level 1 [Member] | Other Trading Assets [Member]
Assets:
Total trading assets (excluding derivatives)	816
Level 1 [Member] | Federal agencies [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Residential [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Commercial [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Collateralized debt obligations [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Level 1 [Member] | Corporate debt securities [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0
Level 1 [Member] | Total asset-backed securities [Member]
Assets:
Total trading securities	0
Securities available for sale	0
Level 1 [Member] | Auto loans and leases [Member]
Assets:
Securities available for sale	0
Level 1 [Member] | Home Equity Loans [Member]
Assets:
Securities available for sale	0
Level 1 [Member] | Other asset-backed securities [Member]
Assets:
Securities available for sale	0
Level 1 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Securities available for sale	0
Level 1 [Member] | Other Securities Sold Not Yet Purchased [Member]
Liabilities:
Total short sale liabilities	0
Level 1 [Member] | Perpetual preferred securities [Member]
Assets:
Securities available for sale	721	736
Level 1 [Member] | Other equity securities [Member]
Assets:
Securities available for sale	1,224	1,279
Level 1 [Member] | Interest Rate Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	(7)
Level 1 [Member] | Commodity Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	0
Level 1 [Member] | Equity Contract [Member]
Assets:
Total derivative assets	511
Liabilities:
Total derivative liabilities	(259)
Level 1 [Member] | Foreign Exchange Contract [Member]
Assets:
Total derivative assets	42
Liabilities:
Total derivative liabilities	(69)
Level 1 [Member] | Credit Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	0
Level 1 [Member] | Other Contract [Member]
Assets:
Total derivative assets	8
Liabilities:
Total derivative liabilities	0
Debt Securities [Member] | Level 2 [Member]
Assets:
Securities available for sale	147,035	145,640
US Treasury and Government [Member] | Level 2 [Member]
Assets:
Total trading securities	3,335
Securities available for sale	666	1,186
Liabilities:
Total short sale liabilities	(1,129)
US States and Political Subdivisions [Member] | Level 2 [Member]
Assets:
Total trading securities	1,893
Securities available for sale	14,090	12,708
Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Total trading securities	9,137
Securities available for sale	115,557	119,486
Other Debt Securities [Member] | Level 2 [Member]
Assets:
Securities available for sale		3,292
Equity Securities [Member] | Level 2 [Member]
Assets:
Total trading securities	625
Securities available for sale	778	1,184
Liabilities:
Total short sale liabilities	(178)
Level 2 [Member]
Assets:
Total trading securities	26,965
Total trading assets (excluding derivatives)	27,952	20,497
Securities available for sale	147,813	146,824
Mortgages held for sale	44,226	33,439
Loans held for sale	873	149
Loans	0
Mortgage servicing rights (residential)	0	0
Netting	0
Total derivative assets	79,958	70,938
Other Assets, Excluding Derivatives	45
Other Assets, Excluding Trading Derivatives		13,217
Total assets recorded at fair value	300,867	285,064
Liabilities:
Netting	0
Total derivative liabilities	(74,527)
Total short sale liabilities	(5,452)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(36)
Other liabilities		(83,159)
Total liabilities recorded at fair value	(80,015)
Level 2 [Member] | Other Trading Assets [Member]
Assets:
Total trading assets (excluding derivatives)	987
Level 2 [Member] | Federal agencies [Member]
Assets:
Securities available for sale	82,037	82,818
Level 2 [Member] | Residential [Member]
Assets:
Securities available for sale	20,183	27,506
Level 2 [Member] | Commercial [Member]
Assets:
Securities available for sale	13,337	9,162
Level 2 [Member] | Collateralized debt obligations [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Level 2 [Member] | Corporate debt securities [Member]
Assets:
Total trading securities	10,164
Securities available for sale	9,846	8,968
Liabilities:
Total short sale liabilities	(3,798)
Level 2 [Member] | Total asset-backed securities [Member]
Assets:
Total trading securities	1,811
Securities available for sale	6,506
Level 2 [Member] | Auto loans and leases [Member]
Assets:
Securities available for sale	223
Level 2 [Member] | Home Equity Loans [Member]
Assets:
Securities available for sale	998
Level 2 [Member] | Other asset-backed securities [Member]
Assets:
Securities available for sale	5,285
Level 2 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Securities available for sale	370
Level 2 [Member] | Other Securities Sold Not Yet Purchased [Member]
Liabilities:
Total short sale liabilities	(347)
Level 2 [Member] | Perpetual preferred securities [Member]
Assets:
Securities available for sale	677	834
Level 2 [Member] | Other equity securities [Member]
Assets:
Securities available for sale	101	350
Level 2 [Member] | Interest Rate Contract [Member]
Assets:
Total derivative assets	67,380
Liabilities:
Total derivative liabilities	(62,769)
Level 2 [Member] | Commodity Contract [Member]
Assets:
Total derivative assets	4,133
Liabilities:
Total derivative liabilities	(3,917)
Level 2 [Member] | Equity Contract [Member]
Assets:
Total derivative assets	2,040
Liabilities:
Total derivative liabilities	(2,291)
Level 2 [Member] | Foreign Exchange Contract [Member]
Assets:
Total derivative assets	4,257
Liabilities:
Total derivative liabilities	(3,351)
Level 2 [Member] | Credit Contract [Member]
Assets:
Total derivative assets	2,148
Liabilities:
Total derivative liabilities	(2,199)
Level 2 [Member] | Other Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	0
Debt Securities [Member] | Level 3 [Member]
Assets:
Securities available for sale	19,492	20,380
US Treasury and Government [Member] | Level 3 [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0
US States and Political Subdivisions [Member] | Level 3 [Member]
Assets:
Total trading securities	5
Securities available for sale	4,564	818
Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Total trading securities	117
Securities available for sale	237	2,883
Other Debt Securities [Member] | Level 3 [Member]
Assets:
Securities available for sale		12,587
Equity Securities [Member] | Level 3 [Member]
Assets:
Total trading securities	34
Securities available for sale	2,466	2,393
Liabilities:
Total short sale liabilities	0
Level 3 [Member]
Assets:
Total trading securities	2,603
Total trading assets (excluding derivatives)	2,739	2,311
Securities available for sale	21,958	22,773
Mortgages held for sale	3,305	3,523
Loans held for sale	0	0
Loans	309
Mortgage servicing rights (residential)	14,467	16,004
Netting	0
Total derivative assets	4,839	5,682
Other Assets, Excluding Derivatives	314
Other Assets, Excluding Trading Derivatives		1,690
Total assets recorded at fair value	47,931	51,983
Liabilities:
Netting	0
Total derivative liabilities	(6,031)
Total short sale liabilities	0
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(344)
Other liabilities		(6,863)
Total liabilities recorded at fair value	(6,375)
Level 3 [Member] | Other Trading Assets [Member]
Assets:
Total trading assets (excluding derivatives)	136
Level 3 [Member] | Federal agencies [Member]
Assets:
Securities available for sale	0	0
Level 3 [Member] | Residential [Member]
Assets:
Securities available for sale	20	1,084
Level 3 [Member] | Commercial [Member]
Assets:
Securities available for sale	217	1,799
Level 3 [Member] | Collateralized debt obligations [Member]
Assets:
Total trading securities	1,915
Securities available for sale	4,778	3,725
Level 3 [Member] | Corporate debt securities [Member]
Assets:
Total trading securities	166
Securities available for sale	433	367
Liabilities:
Total short sale liabilities	0
Level 3 [Member] | Total asset-backed securities [Member]
Assets:
Total trading securities	366
Securities available for sale	9,395
Level 3 [Member] | Auto loans and leases [Member]
Assets:
Securities available for sale	6,133
Level 3 [Member] | Home Equity Loans [Member]
Assets:
Securities available for sale	112
Level 3 [Member] | Other asset-backed securities [Member]
Assets:
Securities available for sale	3,150
Level 3 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Securities available for sale	85
Level 3 [Member] | Other Securities Sold Not Yet Purchased [Member]
Liabilities:
Total short sale liabilities	0
Level 3 [Member] | Perpetual preferred securities [Member]
Assets:
Securities available for sale	2,434	2,305
Level 3 [Member] | Other equity securities [Member]
Assets:
Securities available for sale	32	88
Level 3 [Member] | Interest Rate Contract [Member]
Assets:
Total derivative assets	869
Liabilities:
Total derivative liabilities	(792)
Level 3 [Member] | Commodity Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	(1)
Level 3 [Member] | Equity Contract [Member]
Assets:
Total derivative assets	721
Liabilities:
Total derivative liabilities	(946)
Level 3 [Member] | Foreign Exchange Contract [Member]
Assets:
Total derivative assets	51
Liabilities:
Total derivative liabilities	(42)
Level 3 [Member] | Credit Contract [Member]
Assets:
Total derivative assets	3,198
Liabilities:
Total derivative liabilities	(4,215)
Level 3 [Member] | Other Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	(35)
Debt Securities [Member] | Netting [Member]
Assets:
Securities available for sale	0	0
US Treasury and Government [Member] | Netting [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0
US States and Political Subdivisions [Member] | Netting [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Mortgage Backed Securities [Member] | Netting [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Other Debt Securities [Member] | Netting [Member]
Assets:
Securities available for sale		0
Equity Securities [Member] | Netting [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0
Netting [Member]
Assets:
Total trading securities	0
Total trading assets (excluding derivatives)	0	0
Securities available for sale	0	0
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0
Mortgage servicing rights (residential)	0	0
Netting	(63,469)
Total derivative assets	(63,469)	(59,115)
Other Assets, Excluding Derivatives	0
Other Assets, Excluding Trading Derivatives		(6,812)
Total assets recorded at fair value	(63,469)	(65,927)
Liabilities:
Netting	70,009
Total derivative liabilities	70,009
Total short sale liabilities	0
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0
Other liabilities		73,299
Total liabilities recorded at fair value	70,009
Netting [Member] | Other Trading Assets [Member]
Assets:
Total trading assets (excluding derivatives)	0
Netting [Member] | Federal agencies [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Residential [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Commercial [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Collateralized debt obligations [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Netting [Member] | Corporate debt securities [Member]
Assets:
Total trading securities	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0
Netting [Member] | Total asset-backed securities [Member]
Assets:
Total trading securities	0
Securities available for sale	0
Netting [Member] | Auto loans and leases [Member]
Assets:
Securities available for sale	0
Netting [Member] | Home Equity Loans [Member]
Assets:
Securities available for sale	0
Netting [Member] | Other asset-backed securities [Member]
Assets:
Securities available for sale	0
Netting [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Securities available for sale	0
Netting [Member] | Other Securities Sold Not Yet Purchased [Member]
Liabilities:
Total short sale liabilities	0
Netting [Member] | Perpetual preferred securities [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other equity securities [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Interest Rate Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	0
Netting [Member] | Commodity Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	0
Netting [Member] | Equity Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	0
Netting [Member] | Foreign Exchange Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	0
Netting [Member] | Credit Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	0
Netting [Member] | Other Contract [Member]
Assets:
Total derivative assets	0
Liabilities:
Total derivative liabilities	0
Debt Securities [Member]
Assets:
Securities available for sale	167,465	167,118
Other Trading Assets [Member]
Assets:
Total trading assets (excluding derivatives)	1,939
US Treasury and Government [Member]
Assets:
Total trading securities	4,675
Securities available for sale	1,604	2,280
Liabilities:
Total short sale liabilities	(3,956)
US States and Political Subdivisions [Member]
Assets:
Total trading securities	1,898
Securities available for sale	18,654	13,530
Mortgage Backed Securities [Member]
Assets:
Total trading securities	9,254
Securities available for sale	115,794	122,369
Federal agencies [Member]
Assets:
Securities available for sale	82,037	82,818
Residential [Member]
Assets:
Securities available for sale	20,203	28,590
Commercial [Member]
Assets:
Securities available for sale	13,554	10,961
Collateralized debt obligations [Member]
Assets:
Total trading securities	1,915
Securities available for sale	4,778	3,725
Corporate debt securities [Member]
Assets:
Total trading securities	10,330
Securities available for sale	10,279	9,335
Liabilities:
Total short sale liabilities	(3,798)
Total asset-backed securities [Member]
Assets:
Total trading securities	2,177
Securities available for sale	15,901
Auto loans and leases [Member]
Assets:
Securities available for sale	6,356
Home Equity Loans [Member]
Assets:
Securities available for sale	1,110
Other asset-backed securities [Member]
Assets:
Securities available for sale	8,435
Other Debt Securities [Member]
Assets:
Securities available for sale		15,879
Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Securities available for sale	455
Other Securities Sold Not Yet Purchased [Member]
Liabilities:
Total short sale liabilities	(347)
Equity Securities [Member]
Assets:
Total trading securities	2,802
Securities available for sale	5,189	5,592
Liabilities:
Total short sale liabilities	(1,879)
Perpetual preferred securities [Member]
Assets:
Securities available for sale	3,832	3,875
Other equity securities [Member]
Assets:
Securities available for sale	1,357	1,717
Interest Rate Contract [Member]
Assets:
Total derivative assets	68,249
Liabilities:
Total derivative liabilities	(63,568)
Commodity Contract [Member]
Assets:
Total derivative assets	4,133
Liabilities:
Total derivative liabilities	(3,918)
Equity Contract [Member]
Assets:
Total derivative assets	3,272
Liabilities:
Total derivative liabilities	(3,496)
Foreign Exchange Contract [Member]
Assets:
Total derivative assets	4,350
Liabilities:
Total derivative liabilities	(3,462)
Credit Contract [Member]
Assets:
Total derivative assets	5,346
Liabilities:
Total derivative liabilities	(6,414)
Other Contract [Member]
Assets:
Total derivative assets	8
Liabilities:
Total derivative liabilities	$ (35)

Level 3 Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Available for sale Securities [Member]
Assets:
Balance, beginning of year	$ 22,773	$ 22,692	$ 5,381
Net income	346	97	(357)
Net gains included in other comprehensive income	370	4,134	(1,489)
Purchases, sales, issuances and settlements, net	2,818	(153)	17,216
Transfers into Level 3	2,472
Transfers out of Level 3	(6,821)
Net transfers into and/or out of Level 3		(3,997)	1,941
Balance, end of period	21,958	22,773	22,692
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(40)	(526)	(150)
Available for sale Securities [Member] | Debt Securities [Member]
Assets:
Balance, beginning of year	20,380	19,867	5,380
Net income	246	(7)	(357)
Net gains included in other comprehensive income	396	3,992	(1,489)
Purchases, sales, issuances and settlements, net	2,833	507	14,392
Transfers into Level 3	2,378
Transfers out of Level 3	(6,741)
Net transfers into and/or out of Level 3		(3,979)	1,941
Balance, end of period	19,492	20,380	19,867
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(40)	(525)	(150)
Available for sale Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Balance, beginning of year	818	903	168
Net income	12	23	0
Net gains included in other comprehensive income	63	0	(81)
Purchases, sales, issuances and settlements, net	3,485	25	538
Transfers into Level 3	192
Transfers out of Level 3	(6)
Net transfers into and/or out of Level 3		(133)	278
Balance, end of period	4,564	818	903
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	4	(8)	0
Available for sale Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Balance, beginning of year	2,883	3,800	486
Net income	(21)	(294)	(190)
Net gains included in other comprehensive income	383	1,986	(512)
Purchases, sales, issuances and settlements, net	(58)	(718)	3,470
Transfers into Level 3	501
Transfers out of Level 3	(3,451)
Net transfers into and/or out of Level 3		(1,891)	546
Balance, end of period	237	2,883	3,800
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(13)	(339)	(150)
Available for sale Securities [Member] | Other Debt Securities [Member]
Assets:
Balance, beginning of year		12,799	4,726
Net income		136	(15)
Net gains included in other comprehensive income		1,368	(572)
Purchases, sales, issuances and settlements, net		584	8,379
Net transfers into and/or out of Level 3		(2,300)	281
Balance, end of period		12,587	12,799
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end		(94)	0
Available for sale Securities [Member] | Federal agencies [Member]
Assets:
Balance, beginning of year		4	0
Net income		0	0
Net gains included in other comprehensive income		0	0
Purchases, sales, issuances and settlements, net		0	0
Net transfers into and/or out of Level 3		(4)	4
Balance, end of period		0	4
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end		0	0
Available for sale Securities [Member] | Residential [Member]
Assets:
Balance, beginning of year	1,084	3,510	486
Net income	7	(74)	(180)
Net gains included in other comprehensive income	(21)	1,092	(302)
Purchases, sales, issuances and settlements, net	(48)	(759)	3,307
Transfers into Level 3	274
Transfers out of Level 3	(1,276)
Net transfers into and/or out of Level 3		(2,685)	199
Balance, end of period	20	1,084	3,510
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(8)	(227)	(150)
Available for sale Securities [Member] | Commercial [Member]
Assets:
Balance, beginning of year	1,799	286	0
Net income	(28)	(220)	(10)
Net gains included in other comprehensive income	404	894	(210)
Purchases, sales, issuances and settlements, net	(10)	41	163
Transfers into Level 3	227
Transfers out of Level 3	(2,175)
Net transfers into and/or out of Level 3		798	343
Balance, end of period	217	1,799	286
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(5)	(112)	0
Available for sale Securities [Member] | Collateralized debt obligations [Member]
Assets:
Balance, beginning of year	3,725	2,083	0
Net income	210	125	(152)
Net gains included in other comprehensive income	96	577	(280)
Purchases, sales, issuances and settlements, net	959	623	1,679
Transfers into Level 3	0
Transfers out of Level 3	(212)
Net transfers into and/or out of Level 3		317	836
Balance, end of period	4,778	3,725	2,083
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(14)	(84)	0
Available for sale Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of year	367	282	0
Net income	7	3	0
Net gains included in other comprehensive income	68	61	(44)
Purchases, sales, issuances and settlements, net	(113)	(7)	326
Transfers into Level 3	259
Transfers out of Level 3	(155)
Net transfers into and/or out of Level 3		28	0
Balance, end of period	433	367	282
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	0	0	0
Available for sale Securities [Member] | Total asset-backed securities [Member]
Assets:
Balance, beginning of year	12,510
Net income	53
Net gains included in other comprehensive income	(225)
Purchases, sales, issuances and settlements, net	(1,452)
Transfers into Level 3	1,426
Transfers out of Level 3	(2,917)
Balance, end of period	9,395
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(17)
Available for sale Securities [Member] | Auto loans and leases [Member]
Assets:
Balance, beginning of year	8,525
Net income	1
Net gains included in other comprehensive income	(246)
Purchases, sales, issuances and settlements, net	(2,403)
Transfers into Level 3	256
Transfers out of Level 3	0
Balance, end of period	6,133
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	0
Available for sale Securities [Member] | Home Equity Loans [Member]
Assets:
Balance, beginning of year	1,677
Net income	1
Net gains included in other comprehensive income	40
Purchases, sales, issuances and settlements, net	48
Transfers into Level 3	113
Transfers out of Level 3	(1,767)
Balance, end of period	112
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(5)
Available for sale Securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of year	2,308
Net income	51
Net gains included in other comprehensive income	(19)
Purchases, sales, issuances and settlements, net	903
Transfers into Level 3	1,057
Transfers out of Level 3	(1,150)
Balance, end of period	3,150
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(12)
Available for sale Securities [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Balance, beginning of year	77
Net income	(15)
Net gains included in other comprehensive income	11
Purchases, sales, issuances and settlements, net	12
Transfers into Level 3	0
Transfers out of Level 3	0
Balance, end of period	85
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	0
Available for sale Securities [Member] | Equity Securities [Member]
Assets:
Balance, beginning of year	2,393	2,825	1
Net income	100	104	0
Net gains included in other comprehensive income	(26)	142	0
Purchases, sales, issuances and settlements, net	(15)	(660)	2,824
Transfers into Level 3	94
Transfers out of Level 3	(80)
Net transfers into and/or out of Level 3		(18)	0
Balance, end of period	2,466	2,393	2,825
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	0	(1)	0
Available for sale Securities [Member] | Perpetual preferred securities [Member]
Assets:
Balance, beginning of year	2,305	2,775	0
Net income	100	104	0
Net gains included in other comprehensive income	(31)	144	0
Purchases, sales, issuances and settlements, net	6	(723)	2,775
Transfers into Level 3	80
Transfers out of Level 3	(26)
Net transfers into and/or out of Level 3		5	0
Balance, end of period	2,434	2,305	2,775
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	0	(1)	0
Available for sale Securities [Member] | Other equity securities [Member]
Assets:
Balance, beginning of year	88	50	1
Net income	0	0	0
Net gains included in other comprehensive income	5	(2)	0
Purchases, sales, issuances and settlements, net	(21)	63	49
Transfers into Level 3	14
Transfers out of Level 3	(54)
Net transfers into and/or out of Level 3		(23)	0
Balance, end of period	32	88	50
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	0	0	0
Trading Securities [Member]
Assets:
Balance, beginning of year	2,040
Net income	503
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	375
Transfers into Level 3	21
Transfers out of Level 3	(336)
Balance, end of period	2,603
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	76
Trading Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Balance, beginning of year	5
Net income	2
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	(11)
Transfers into Level 3	9
Transfers out of Level 3	0
Balance, end of period	5
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	1
Trading Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Balance, beginning of year	146
Net income	(7)
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	101
Transfers into Level 3	0
Transfers out of Level 3	(123)
Balance, end of period	117
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(17)
Trading Securities [Member] | Collateralized debt obligations [Member]
Assets:
Balance, beginning of year	1,133
Net income	418
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	364
Transfers into Level 3	0
Transfers out of Level 3	0
Balance, end of period	1,915
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	11
Trading Securities [Member] | Corporate Bond Securities [Member]
Assets:
Balance, beginning of year	223
Net income	9
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	67
Transfers into Level 3	9
Transfers out of Level 3	(142)
Balance, end of period	166
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	16
Trading Securities [Member] | Total asset-backed securities [Member]
Assets:
Balance, beginning of year	497
Net income	80
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	(141)
Transfers into Level 3	1
Transfers out of Level 3	(71)
Balance, end of period	366
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	67
Trading Securities [Member] | Equity Securities [Member]
Assets:
Balance, beginning of year	36
Net income	1
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	(5)
Transfers into Level 3	2
Transfers out of Level 3	0
Balance, end of period	34
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(2)
Trading assets (excluding derivatives) [Member]
Assets:
Balance, beginning of year	2,311	3,495	418
Net income	468	202	(120)
Net gains included in other comprehensive income	0	2	0
Purchases, sales, issuances and settlements, net	356	(1,749)	3,197
Transfers into Level 3	21
Transfers out of Level 3	(417)
Net transfers into and/or out of Level 3		361	0
Balance, end of period	2,739	2,311	3,495
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	86	276	(23)
Trading assets (excluding derivatives) [Member] | Other Trading Assets [Member]
Assets:
Balance, beginning of year	271
Net income	(35)
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	(19)
Transfers into Level 3	0
Transfers out of Level 3	(81)
Balance, end of period	136
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	10
Mortgages held for sale [Member]
Assets:
Balance, beginning of year	3,523	4,718	146
Net income	43	(96)	(280)
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(253)	(921)	561
Transfers into Level 3	380
Transfers out of Level 3	(388)
Net transfers into and/or out of Level 3		(178)	4,291
Balance, end of period	3,305	3,523	4,718
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	39	(109)	(268)
Loans [Member]
Assets:
Balance, beginning of year	0
Net income	55
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	(112)
Transfers into Level 3	1,035
Transfers out of Level 3	(669)
Balance, end of period	309
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	55
Mortgage servicing rights [Member]
Assets:
Balance, beginning of year	16,004	14,714	16,763
Net income	(5,511)	(4,970)	(5,927)
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	4,092	6,260	3,878
Transfers into Level 3	0
Transfers out of Level 3	(118)
Net transfers into and/or out of Level 3		0	0
Balance, end of period	14,467	16,004	14,714
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(2,957)	(1,534)	(333)
Interest Rate Contract [Member] | Derivatives [Member]
Assets and Liabilities:
Balance, beginning of year	(114)
Net income	3,514
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	(3,482)
Transfers into Level 3	159
Transfers out of Level 3	0
Balance, end of period	77
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(266)
Commodity Contract [Member] | Derivatives [Member]
Assets and Liabilities:
Balance, beginning of year	0
Net income	(1)
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance, end of period	(1)
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(1)
Equity Contract [Member] | Derivatives [Member]
Assets and Liabilities:
Balance, beginning of year	(344)
Net income	(104)
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	169
Transfers into Level 3	0
Transfers out of Level 3	54
Balance, end of period	(225)
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(19)
Foreign Exchange Contract [Member] | Derivatives [Member]
Assets and Liabilities:
Balance, beginning of year	(1)
Net income	21
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	(11)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance, end of period	9
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	0
Credit Contract [Member] | Derivatives [Member]
Assets and Liabilities:
Balance, beginning of year	(330)
Net income	(675)
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	(18)
Transfers into Level 3	6
Transfers out of Level 3	0
Balance, end of period	(1,017)
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(644)
Other Contract [Member] | Derivatives [Member]
Assets and Liabilities:
Balance, beginning of year	(43)
Net income	4
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	4
Transfers into Level 3	0
Transfers out of Level 3	0
Balance, end of period	(35)
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	0
Derivatives [Member]
Assets and Liabilities:
Balance, beginning of year	(832)	37	6
Net income	2,759	1,439	(275)
Net gains included in other comprehensive income	0	0	1
Purchases, sales, issuances and settlements, net	(3,338)	(2,291)	303
Transfers into Level 3	165
Transfers out of Level 3	54
Net transfers into and/or out of Level 3		(17)	2
Balance, end of period	(1,192)	(832)	37
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(930)	(799)	93
Other Assets [Member]
Assets:
Balance, beginning of year	1,373	1,231	0
Net income	29	10	0
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(103)	132	1,231
Transfers into Level 3	4
Transfers out of Level 3	(989)
Net transfers into and/or out of Level 3		0	0
Balance, end of period	314	1,373	1,231
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(38)	12	0
Short sale liabilities (corporate debt securities) [Member]
Liabilities:
Balance, beginning of period	(26)
Net income	(2)
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	(37)
Transfers into Level 3	0
Transfers out of Level 3	65
Balance, end of period	0
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	0
Other Liabilities Excluding Derivatives And Short Sale Liabilities [Member]
Liabilities:
Balance, beginning of period	(10)
Net income	(55)
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	94
Transfers into Level 3	(1,038)
Transfers out of Level 3	665
Balance, end of period	(344)
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end	(58)
Other Liabilities Excluding Derivatives
Liabilities:
Balance, beginning of period		(16)	(27)
Net income		(11)	6
Purchases, sales, issuances and settlements, net		1	5
Net transfers into and/or out of Level 3		(10)	0
Balance, end of period		(36)	(16)
Net unrealized gains (losses) included in net income related to assets and liabilities held at period end		14	6
Assets and Liabilities:
Net gains included in other comprehensive income		$ 0	$ 0

Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Mortgages held for sale	$ 2,891	$ 1,816
Loans held for sale	352	444
Loans	8,435	6,311
Mortgage servicing rights (amortized)	104
Other assets	847	408
Consumer [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Loans	0
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
Mortgage servicing rights (amortized)	0
Other assets	0	0
Level 1 [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Loans	0
Consumer [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Loans	5,870
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Mortgages held for sale	2,000	1,105
Loans held for sale	352	444
Loans	8,350	6,177
Mortgage servicing rights (amortized)	0
Other assets	765	289
Level 2 [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Loans	2,480
Consumer [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Loans	18
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Mortgages held for sale	891	711
Loans held for sale	0	0
Loans	85	134
Mortgage servicing rights (amortized)	104
Other assets	82	119
Level 3 [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Loans	67
Commercial [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Loans	2,547
Consumer [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Loans	$ 5,888

Changes In Fair Value Assets Recorded at Fair Value on a Nonrecurring Basis (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Mortgages held for sale	$ (20)	$ (22)
Loans held for sale	(1)	158
Loans	(8,187)	(11,703)
Mortgage servicing rights (amortized)	(3)
Other Assets	(301)	(217)
Total	(8,512)	(11,784)
Commercial [Member]
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Loans	(1,306)
Consumer [Member]
Fair Value Assets Measured On Nonrecurring Basis Increase Decrease [Line Items]
Loans	$ (6,881)

Fair Value, Alternative Investments That Calculate Net Asset Value (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 3,669	$ 2,657
Unfunded commitments	705	387
Offshore Funds [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value	1,665	1,559
Unfunded commitments	0	0
Redemption frequency	Daily-Annually	Daily-Quarterly
Redemption notice period	1-180 days	1 - 90 days
Funds of funds [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value	63	69
Unfunded commitments	0	0
Redemption frequency	Monthly-Quarterly	Monthly-Annually
Redemption notice period	10-90 days	10 - 120 days
Multi-strategy hedge funds [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value	23	35
Unfunded commitments	0	0
Redemption frequency	Monthly-Annually	Monthly-Annually
Redemption notice period	30 - 120 days	30 - 180 days
Private equity [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value	1,830	901
Unfunded commitments	669	340
Venture capital funds [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value	88	93
Unfunded commitments	$ 36	$ 47

Fair Value, Option, Aggregate Differences Between Aggregate Fair Value and Aggregate Unpaid Principal (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	$ 47,531	$ 36,962
Mortgages held for sale, Unpaid principal	47,818	37,072
Mortgages held for sale, Aggregate difference	(287)	(110)
Loans held for sale	873	149
Loans held for sale, Unpaid principal	897	159
Loans held for sale, Aggregate difference	(24)	(10)
Loans	309
Loans, Unpaid principal	348
Loans, Aggregate difference	(39)
Long-term debt	306
Long-term debt, Unpaid principal	353
Long-term debt, Aggregate differences	(47)
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Nonaccrual loans	325	268
Nonaccrual loans, Unpaid principal	662	560
Nonaccrual loans, Aggregate difference	(337)	(292)
Loans 90 days or more past due and still accruing	38	49
Loans 90 days or more past due and still accruing, Unpaid principal	47	63
Loans 90 days or more past due and still accruing, Aggregate difference	(9)	(14)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Nonaccrual loans	1	5
Nonaccrual loans, Unpaid principal	7	2
Nonaccrual loans, Aggregate difference	(6)	3
Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Nonaccrual loans	13
Nonaccrual loans, Unpaid principal	16
Nonaccrual loans, Aggregate difference	(3)
Loans 90 days or more past due and still accruing	2
Loans 90 days or more past due and still accruing, Unpaid principal	2
Loans 90 days or more past due and still accruing, Aggregate difference	$ 0

Fair Value, Option, Gains and Losses From Initial Measurement and Subsequent Changes in Fair Value (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Mortgages held for sale [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains on changes in fair value	$ 6,512	$ 4,891
Loans held for sale [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains on changes in fair value	24	99
Loans [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains on changes in fair value	55
Long-term debt [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains on changes in fair value	(48)
Other interests held [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains on changes in fair value	$ (13)	$ 117

Fair Value, Option, Instrument Specific Credit Risk (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	$ (4)	$ (214)
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	(28)	(277)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Credit Risk, Gains (Losses) on Assets	$ 24	$ 63

Fair Value, Estimates for Financial Instruments (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Assets:
Mortgages held for sale	$ 51,763	$ 39,094
Loans held for sale	1,290	5,733
Loans	757,267	782,770	864,830	382,195	319,116
Nonmarketable equity investments (cost method)	8,494	9,793
Liabilities:
Deposits	847,942	824,018
Long-term debt	156,983	203,861
Carrying amount [Member]
Assets:
Mortgages held for sale	4,232	2,132
Loans held for sale	417	5,584
Loans	721,016	744,225
Nonmarketable equity investments (cost method)	8,494	9,793
Liabilities:
Deposits	847,942	824,018
Long-term debt	156,651	203,784
Portion at Other Than Fair Value Fair Value Disclosure [Member]
Assets:
Mortgages held for sale	4,234	2,132
Loans held for sale	441	5,719
Loans	710,147	717,798
Nonmarketable equity investments (cost method)	8,814	9,889
Liabilities:
Deposits	849,642	824,678
Long-term debt	$ 159,996	$ 205,752

Preferred Stock Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Preferred Stock, No Voting Rights [Member]	Dec. 31, 2010 Preferred Stock, Voting Rights [Member]	Mar. 31, 2013 Series A - Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Series A - Non-Cumulative Perpetual Preferred Stock [Member]	Sep. 30, 2013 Series B - Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Series B - Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Series G - 7.25% Class A Preferred Stock ESOP Preferred Stock [Member]	Dec. 31, 2010 Series H - Floating Class A Preferred Stock ESOP Preferred Stock [Member]	Mar. 31, 2011 Series I - 5.80% Fixed to Floating Class A Preferred Stock [Member]	Dec. 31, 2010 Series I - 5.80% Fixed to Floating Class A Preferred Stock [Member]
Preferred Stock (Textual) [Abstract]
Shares issued and outstanding	9,566,921	9,566,921		0		0		0	0	0		0
Preferred Stock, Shares Authorized	9,922,000		20,000,000	4,000,000		25,001		17,501	50,000	50,000		25,010
Additional paid-in capital included related to preferred stock	$ 45,000,000	$ 28,000,000
Preferred Stock Expected to be issued					2,500,000,000		1,800,000,000				2,500,000,000
Perferred Stock Redeemed	0	25,000,000,000
Accelerated accretion of discount on preferred stock		$ 1,900,000,000

Preferred Stock (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Preferred Stock, No Voting Rights [Member]	Dec. 31, 2010 Preferred Stock, Voting Rights [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2001 [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2001 [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2001 [Member] Minimum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2001 [Member] Minimum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2001 [Member] Maximum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2001 [Member] Maximum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2002 [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2002 [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2002 [Member] Minimum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2002 [Member] Minimum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2002 [Member] Maximum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2002 [Member] Maximum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2003 [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2003 [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2003 [Member] Minimum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2003 [Member] Minimum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2003 [Member] Maximum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2003 [Member] Maximum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2004 [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2004 [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2004 [Member] Minimum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2004 [Member] Minimum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2004 [Member] Maximum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2004 [Member] Maximum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2005 [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2005 [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2005 [Member] Minimum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2005 [Member] Minimum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2005 [Member] Maximum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2005 [Member] Maximum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2006 [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2006 [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2006 [Member] Minimum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2006 [Member] Minimum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2006 [Member] Maximum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2006 [Member] Maximum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2007 [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2007 [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2007 [Member] Minimum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2007 [Member] Minimum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2007 [Member] Maximum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2007 [Member] Maximum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2008 [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2008 [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2008 [Member] Minimum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2008 [Member] Minimum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2008 [Member] Maximum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2008 [Member] Maximum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2010 [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2010 [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2010 [Member] Minimum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2010 [Member] Minimum [Member]	Dec. 31, 2010 Employee Stock Ownership Plan Preferred Stock for 2010 [Member] Maximum [Member]	Dec. 31, 2009 Employee Stock Ownership Plan Preferred Stock for 2010 [Member] Maximum [Member]	Dec. 31, 2010 Series A - Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Series B - Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2010 Series G - 7.25% Class A Preferred Stock ESOP Preferred Stock [Member]	Dec. 31, 2010 Series H - Floating Class A Preferred Stock ESOP Preferred Stock [Member]	Dec. 31, 2010 Series I - 5.80% Fixed to Floating Class A Preferred Stock [Member]	Dec. 31, 2010 Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]	Dec. 31, 2009 Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]	Dec. 31, 2010 Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetural Class A Preferred Stock [Member]	Dec. 31, 2009 Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetural Class A Preferred Stock [Member]	Dec. 31, 2010 Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]	Dec. 31, 2009 Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]	Dec. 31, 2010 DEP [Member]	Dec. 31, 2009 DEP [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation Preference Per Share																																																											$ 100,000	$ 100,000	$ 15,000	$ 20,000	$ 100,000	$ 1,000		$ 1,000		$ 1,000		$ 10
Preferred Stock, Shares Authorized	9,922,000		20,000,000	4,000,000																																																							25,001	17,501	50,000	50,000	25,010	2,300,000		3,500,000		4,025,000		97,000
Shares issued and outstanding	9,566,921	9,566,921		0																																																							0	0	0	0	0	2,150,375	2,150,375	3,352,000	3,352,000	3,968,000	3,968,000	96,546	96,546
Par value	$ 9,470	$ 9,470																																																														$ 2,150	$ 2,150	$ 3,352	$ 3,352	$ 3,968	$ 3,968	$ 0	$ 0
Carrying value	$ 8,071,000,000	$ 8,071,000,000																																																														$ 1,995,000,000	$ 1,995,000,000	$ 2,876,000,000	$ 2,876,000,000	$ 3,200,000,000	$ 3,200,000,000	$ 0	$ 0
Discount	1,399,000,000	1,399,000,000																																																														155,000,000	155,000,000	476,000,000	476,000,000	768,000,000	768,000,000	0	0
Detail of Employee Stock Ownership Plan Preferred Stock [Abstract]
Shares issued and outstanding	618,382	414,019			0	3,273					3,443	11,949					13,591	21,450					26,815	36,425					40,892	51,687					58,632	71,322					82,994	97,624					104,854	120,289					287,161	0
Carrying value	618,000,000	414,000,000			0	3,000,000					3,000,000	12,000,000					13,000,000	21,000,000					27,000,000	37,000,000					41,000,000	52,000,000					59,000,000	71,000,000					83,000,000	98,000,000					105,000,000	120,000,000					287,000,000	0
Adjustable Dividend Rate							10.50%	10.50%	11.50%	11.50%			10.50%	10.50%	11.50%	11.50%			8.50%	8.50%	9.50%	9.50%			8.50%	8.50%	9.50%	9.50%			9.75%	9.75%	10.75%	10.75%			10.75%	10.75%	11.75%	11.75%			10.75%	10.75%	11.75%	11.75%			10.50%	10.50%	11.50%	11.50%			9.50%	9.50%	10.50%	10.50%
Unearned ESOP shares	$ (663,000,000)	$ (442,000,000)

Common Stock and Stock Plans Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Common Stock and Stock Plans (Textuals) [Abstract]
Warrants outstanding to purchase common shares, number of shares	39,444,481
Warrants outstanding to purchase common stock, exercise price	$ 34.01
Granted, weighted-average grant-date fair value		$ 19.04	$ 29.68
Common stock issued to pay annual bonus awards, fair value	94,000,000
Shares issued for compensation of executive officers, number	62,630	244,689
Shares issued for compensation of executive officers, average fair value	$ 27.44	$ 27.77
Cash received from exercise of options	687,000,000	153,000,000	747,000,000
Total number of shares of common stock available for grant under plans	255
Total intrinsic value of options exercised	298,000,000	50,000,000	348,000,000
Fair value of awards vested			1,000,000
RSRs and restricted share awards [Member]
Common Stock and Stock Plans (Textuals) [Abstract]
Number of performance shares granted	22,364,160
Granted, weighted-average grant-date fair value	$ 27.29
Expected weighted-average period to recognize unrecognized compensation cost related to awards	1.1
Fair value of awards vested	15,000,000	2,000,000
Restricted Share Rights [Member]
Common Stock and Stock Plans (Textuals) [Abstract]
Unrecognized compensation cost related to nonvested awards	363,000,000
Performance shares [Member]
Common Stock and Stock Plans (Textuals) [Abstract]
Number of performance shares granted	1,602,336	949,000
Granted, weighted-average grant-date fair value	$ 27.46	$ 27.09
Unrecognized compensation cost related to nonvested awards	18,000,000
Expected weighted-average period to recognize unrecognized compensation cost related to awards	2.2
Stock Option [Member]
Common Stock and Stock Plans (Textuals) [Abstract]
Unrecognized compensation cost related to nonvested awards	$ 71,000,000

Common Stock and Stock Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reserved, issued and authorized common stock [Abstract]
Common stock, total shares reserved	782,135,073
Common stock, shares issued	5,272,414,622	5,245,971,422
Common stock, shares not reserved	2,945,450,305
Total shares authorized	9,000,000,000	9,000,000,000
Allocation of Stock incentive compensation expense and Related recognized tax benefit [Abstract]
Restricted Stock Expense	$ 252,000,000	$ 3,000,000	$ 3,000,000
Performance shares	66,000,000	21,000,000	0
Stock options	118,000,000	221,000,000	174,000,000
Total	436,000,000	245,000,000	177,000,000
Related recognized tax benefit	165,000,000	92,000,000	65,000,000
Summary of weighted-average per share fair value of options granted and the assumptions used [Abstract]
Per share fair value of options granted	$ 6.11	$ 3.29	$ 4.06
Expected volatility	44.30%	53.90%	22.40%
Expected dividends (yield)			410.00%
Expected dividends	0.2	0.33
Expected term (in years)	1.3	4.5	4.4
Risk-free interest rate	0.06%	1.80%	2.70%
Summary of RSRs and restricted share awards [Abstract]
Granted, weighted-average grant-date fair value		$ 19.04	$ 29.68
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	118,901,327	110,157,999	74,916,583
Common stock
Employee Stock Ownership Plan [Abstract]
Unreleased shares	0	203,755	244,506
Fair value of unreleased ESOP	0	5,000,000	7,000,000
Dividends paid to ESOP	23,000,000	45,000,000	100,000,000
Preferred stock
Employee Stock Ownership Plan [Abstract]
Unreleased shares	618,382	414,019	519,900
Fair value of unreleased ESOP	618,000,000	414,000,000	520,000,000
Dividends paid to ESOP	76,000,000	51,000,000	66,000,000
Incentive compensation plans [Member]
Employee Stock Plans [Abstract]
Options outstanding, shares, begining balance	344,371,676
Options outstanding, weighted-average exercise price, begining balance	$ 37.11
Options outstanding, weighted-average remaining contractual term (in yrs.), beginning balance	5.1	0
Options outstanding, aggregate intrinsic value, beginning balance	0
Options granted, shares	1,841,989
Option granted, weighted-average exercise price	$ 30.88
Options, canceled or forfeited, shares	(13,129,540)
Options, canceled or forfeited, weighted-average exercise price	$ 48.24
Options, Exercised, shares	(26,313,334)
Options, Exercised, weighted-average exercise price	$ 19.44
Options exercisable and expected to be exercisable, shares	306,278,488
Options exercisable and expected to be exercisable, weighted-average exercise price	$ 38.12
Options exercisable and expected to be exercisable, weighted-average remaining contractual term (in yrs.)	5.1
Options exercisable and expected to be exercisable aggregate intrinsic value	1,514,000,000
Options exercisable, shares	238,094,894
Options exercisable, weighted-average exercise price	$ 43.85
Options exercisable, weighted-average remaining contractual term (in yrs.)	4.3
Options exercisable, aggregate intrinsic value	625,000,000
Options outstanding, aggregate intrinsic value, ending balance	1,514,000,000	0
Options outstanding, weighted-average remaining contractual term (in yrs.), ending balance	5.1	0
Options outstanding, weighted-average exercise price, ending balance	$ 38.11	$ 37.11
Options outstanding, shares, ending balance	306,770,791	344,371,676
Stock Plan [Member]
Reserved, issued and authorized common stock [Abstract]
Common stock, total shares reserved	667,226,530
RSRs and restricted share awards [Member]
Summary of RSRs and restricted share awards [Abstract]
Non vested restricted share rights, fair value, beginning of period	$ 23.62
Non vested restricted share rights, shares, beginning of period	1,908,955
Granted, shares	22,364,160
Granted, weighted-average grant-date fair value	$ 27.29
Vested, shares	(568,417)
Vested, weighted-average grant-date fair value	$ 27.21
Canceled or forfeited, shares	(667,976)
Canceled or forfeited, weighted-average grant-date fair value	$ 27.59
Non vested restricted share rights, shares, ending of period	23,036,722
Non vested restricted share rights, fair value, ending of period	$ 26.98
Performance shares [Member]
Summary of RSRs and restricted share awards [Abstract]
Granted, shares	1,602,336	949,000
Granted, weighted-average grant-date fair value	$ 27.46	$ 27.09
Dividend reinvestment and common stock purchase plans [Member]
Reserved, issued and authorized common stock [Abstract]
Common stock, total shares reserved	8,791,078
Convertible securities and warrants [Member]
Reserved, issued and authorized common stock [Abstract]
Common stock, total shares reserved	105,279,949
Partner Shares Plan [Member]
Employee Stock Plans [Abstract]
Options outstanding, shares, begining balance	16,865,597
Options outstanding, weighted-average exercise price, begining balance	$ 24.33
Options outstanding, weighted-average remaining contractual term (in yrs.), beginning balance	1.2	0
Options outstanding, aggregate intrinsic value, beginning balance	0
Options, canceled or forfeited, shares	(964,242)
Options, canceled or forfeited, weighted-average exercise price	$ 23.48
Options, Exercised, shares	(7,426,810)
Options, Exercised, weighted-average exercise price	$ 23.44
Options exercisable and expected to be exercisable, shares	8,474,545
Options exercisable and expected to be exercisable, weighted-average exercise price	$ 25.21
Options exercisable and expected to be exercisable, weighted-average remaining contractual term (in yrs.)	1.2
Options exercisable and expected to be exercisable aggregate intrinsic value	49,000,000
Options exercisable, shares	8,474,545
Options exercisable, weighted-average exercise price	$ 25.21
Options exercisable, weighted-average remaining contractual term (in yrs.)	1.2
Options exercisable, aggregate intrinsic value	49,000,000
Options outstanding, aggregate intrinsic value, ending balance	49,000,000	0
Options outstanding, weighted-average remaining contractual term (in yrs.), ending balance	1.2	0
Options outstanding, weighted-average exercise price, ending balance	$ 25.21	$ 24.33
Options outstanding, shares, ending balance	8,474,545	16,865,597
Director plans [Member]
Reserved, issued and authorized common stock [Abstract]
Common stock, total shares reserved	837,516
Employee Stock Plans [Abstract]
Options outstanding, shares, begining balance	853,633
Options outstanding, weighted-average exercise price, begining balance	$ 28.53
Options outstanding, weighted-average remaining contractual term (in yrs.), beginning balance	4.2	0
Options outstanding, aggregate intrinsic value, beginning balance	0
Options granted, shares	24,684
Option granted, weighted-average exercise price	$ 30.43
Options, canceled or forfeited, shares	(2,431)
Options, canceled or forfeited, weighted-average exercise price	$ 30.86
Options, Exercised, shares	(78,022)
Options, Exercised, weighted-average exercise price	$ 23.18
Options exercisable and expected to be exercisable, shares	797,864
Options exercisable and expected to be exercisable, weighted-average exercise price	$ 29.1
Options exercisable and expected to be exercisable, weighted-average remaining contractual term (in yrs.)	4.2
Options exercisable and expected to be exercisable aggregate intrinsic value	2,000,000
Options exercisable, shares	797,864
Options exercisable, weighted-average exercise price	$ 29.1
Options exercisable, weighted-average remaining contractual term (in yrs.)	4.2
Options exercisable, aggregate intrinsic value	2,000,000
Options outstanding, aggregate intrinsic value, ending balance	$ 2,000,000	$ 0
Options outstanding, weighted-average remaining contractual term (in yrs.), ending balance	4.2	0
Options outstanding, weighted-average exercise price, ending balance	$ 29.1	$ 28.53
Options outstanding, shares, ending balance	797,864	853,633

Employee Benefits and Other Expenses Textuals (Details) (USD $)	3 Months Ended			8 Months Ended	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Apr. 30, 2009	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefits (Textual) [Abstract]
Defined benefit plan, decrease in pension obligations due to freezing and remeasurement of noncontributory defined benefit retirement plans	$ 0	$ 945,000,000
Decrease in other comprehensive income due to freezing and remeasurement of noncontributory defined benefit retirement plans, pre-tax	0	725,000,000
Decrease in other comprehensive income due to freezing and remeasurement of noncontributory defined benefit retirement plans, after tax	0	456,000,000
Defined benefit plan, decrease in fair value of plan assets due to freezing and remeasurement of noncontributory defined benefit retirement plans	0	150,000,000
Defined benefit plan, discount rate used for remeasurement of plan assets, due to freezing and remeasurement of noncontributory defined benefit retirement plans			7.75%
Defined benefit plan, decrease in pension expense, due to reducing amortzation life of actuarial gains and losses, due to freezing and remeasurement of noncontributory defined benefit retirement plans					0	500,000,000
Defined benefits plan, one-time curtailment gains included in decrease in pension expense, due to reducing amortzation life of actuarial gains and losses, due to freezing and remeasurement of noncontributory defined benefit retirement plans	0					67,000,000
Defined benefit plan, amortization life for actuarial gains and losses, number of years			5	13
Employer contribution in shares of common stock to plan accounts of employees, dollar amount					316,000,000	150,000,000
Defined contribution retirement plan expense					1,092,000,000	862,000,000	411,000,000
Discount rate - Periodic Benefit Cost			6.75%	7.75%	5.25%	5.75%
Accumulated benefit obligation for defined benefit pension plans				10,700,000,000	11,000,000,000	10,700,000,000
Defined Benefit Plan Alternative Method Used To Amortize Net Gains And Losses							We generally amortize net actuarial gains and losses in excess of a 5% corridor from accumulated OCI into net periodic pension cost over the next 13 years.
Increase in benefit obligation due to increasing assumed health care trend by one percentage point					80,000,000
Increase in total interest cost and service cost components of the net periodic benefit cost due to increasing assumed health care trend by one percentage point					5,000,000
Decrease in benefit obligation due to increasing assumed health care trend by one percentage point					71,000,000
Decrease in total interest cost and service cost components of the net periodic benefit cost due to increasing assumed health care trend by one percentage point					4,000,000
Other benefits [Member]
Employee Benefits (Textual) [Abstract]
Discount rate - Benefit Obligation				5.75%	5.75%	5.75%
Decrease in other comprehensive income due to freezing and remeasurement of noncontributory defined benefit retirement plans, pre-tax					4,000,000	(54,000,000)
Total contribution for other pension plans					361,000,000	48,000,000
Paid benefits for the postretirement plans					147,000,000	167,000,000
Plan participants' contributions					74,000,000	79,000,000
Net actuarial gain (loss) to be amortized into other comprehensive income in the next twelve months					0
Net prior service cost (credit) to be amortized into other comprehensive income in the next twelve months					3,000,000
Discount rate - Periodic Benefit Cost					5.75%	6.75%	6.25%
Pension Benefits [Member]
Employee Benefits (Textual) [Abstract]
Discount rate - Benefit Obligation				5.75%	5.75%	5.75%
Total contribution for other pension plans					0
Net actuarial gain (loss) to be amortized into other comprehensive income in the next twelve months					$ 92,000,000
Discount rate - Periodic Benefit Cost					5.75%	7.42%	6.25%
Plan Participant before Age 65 [Member]
Employee Benefits (Textual) [Abstract]
Health care cost trend rate assumed for next fiscal year					8.50%
Health Care Cost Trend Rate Following Next Fiscal Year and Before that Rate Reaches Ultimate Trend Rate					0.50%
Ultimate health care cost trend rate					5.00%
Year that rate reaches ultimate health care cost trend rate					2017
Cash Balance Plan [Member]
Employee Benefits (Textual) [Abstract]
Asset allocation in equities, Minimum of target mix range					35.00%
Asset allocation in equities, Maximum of target mix range					65.00%
Asset allocation Plan in fixed income, Minimum of target mix range					30.00%
Asset allocation in fixed income, Maximum of target mix range					50.00%
Asset allocation in real estate, venture capital, private equity and other investments, Minimum of target mix range					10.00%
Asset allocation in real estate, venture capital, private equity and other investments, Maximum of target mix range					15.00%
VEBA [Member]
Employee Benefits (Textual) [Abstract]
Asset allocation in equities, Minimum of target mix range					45.00%
Asset allocation in equities, Maximum of target mix range					65.00%
Asset allocation Plan in fixed income, Minimum of target mix range					35.00%
Asset allocation in fixed income, Maximum of target mix range					55.00%
Plan Participant after Age 65 [Member]
Employee Benefits (Textual) [Abstract]
Health care cost trend rate assumed for next fiscal year					8.00%
Health Care Cost Trend Rate Following Next Fiscal Year and Before that Rate Reaches Ultimate Trend Rate					0.50%
Ultimate health care cost trend rate					5.00%
Year that rate reaches ultimate health care cost trend rate					2016

Employee Benefits and Other Expenses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			8 Months Ended	12 Months Ended									12 Months Ended								12 Months Ended																																12 Months Ended																																																12 Months Ended																																																12 Months Ended																12 Months Ended																								12 Months Ended								12 Months Ended								12 Months Ended								12 Months Ended								12 Months Ended								12 Months Ended										12 Months Ended												12 Months Ended			12 Months Ended												12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Apr. 30, 2009	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Other Plan Assets [Member] Other benefits [Member]	Dec. 31, 2009 Other Plan Assets [Member] Other benefits [Member]	Dec. 31, 2010 Other Plan Assets [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Other Plan Assets [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Other Plan Assets [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Other Plan Assets [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Other Plan Assets [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Other Plan Assets [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Other Plan Assets [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Other Plan Assets [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Other Plan Assets [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Other Plan Assets [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Other Plan Assets [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Other Plan Assets [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Other Plan Assets [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Other Plan Assets [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Emerging market stocks [Member] Other benefits [Member]	Dec. 31, 2009 Emerging market stocks [Member] Other benefits [Member]	Dec. 31, 2010 Emerging market stocks [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Emerging market stocks [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Emerging market stocks [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Emerging market stocks [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Emerging market stocks [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Emerging market stocks [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Emerging market stocks [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Emerging market stocks [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Emerging market stocks [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Emerging market stocks [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Emerging market stocks [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Emerging market stocks [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Emerging market stocks [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Emerging market stocks [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 International stocks [Member] Other benefits [Member]	Dec. 31, 2009 International stocks [Member] Other benefits [Member]	Dec. 31, 2010 International stocks [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 International stocks [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 International stocks [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 International stocks [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 International stocks [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 International stocks [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 International stocks [Member] Pension benefits qualified [Member]	Dec. 31, 2009 International stocks [Member] Pension benefits qualified [Member]	Dec. 31, 2010 International stocks [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 International stocks [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 International stocks [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 International stocks [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 International stocks [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 International stocks [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Domestic small cap stocks [Member] Other benefits [Member]	Dec. 31, 2009 Domestic small cap stocks [Member] Other benefits [Member]	Dec. 31, 2010 Domestic small cap stocks [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Domestic small cap stocks [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Domestic small cap stocks [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Domestic small cap stocks [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Domestic small cap stocks [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Domestic small cap stocks [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Domestic small cap stocks [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Domestic small cap stocks [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Domestic small cap stocks [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Domestic small cap stocks [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Domestic small cap stocks [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Domestic small cap stocks [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Domestic small cap stocks [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Domestic small cap stocks [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Domestic mid cap stocks [Member] Other benefits [Member]	Dec. 31, 2009 Domestic mid cap stocks [Member] Other benefits [Member]	Dec. 31, 2010 Domestic mid cap stocks [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Domestic mid cap stocks [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Domestic mid cap stocks [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Domestic mid cap stocks [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Domestic mid cap stocks [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Domestic mid cap stocks [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Domestic mid cap stocks [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Domestic mid cap stocks [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Domestic mid cap stocks [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Domestic mid cap stocks [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Domestic mid cap stocks [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Domestic mid cap stocks [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Domestic mid cap stocks [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Domestic mid cap stocks [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Domestic large cap stocks [Member] Other benefits [Member]	Dec. 31, 2009 Domestic large cap stocks [Member] Other benefits [Member]	Dec. 31, 2010 Domestic large cap stocks [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Domestic large cap stocks [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Domestic large cap stocks [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Domestic large cap stocks [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Domestic large cap stocks [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Domestic large cap stocks [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Domestic large cap stocks [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Domestic large cap stocks [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Domestic large cap stocks [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Domestic large cap stocks [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Domestic large cap stocks [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Domestic large cap stocks [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Domestic large cap stocks [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Domestic large cap stocks [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Specialty fixed income [Member] Other benefits [Member]	Dec. 31, 2009 Specialty fixed income [Member] Other benefits [Member]	Dec. 31, 2010 Specialty fixed income [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Specialty fixed income [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Specialty fixed income [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Specialty fixed income [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Specialty fixed income [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Specialty fixed income [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Specialty fixed income [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Specialty fixed income [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Specialty fixed income [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Specialty fixed income [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Specialty fixed income [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Specialty fixed income [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Specialty fixed income [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Specialty fixed income [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 International fixed income [Member] Other benefits [Member]	Dec. 31, 2009 International fixed income [Member] Other benefits [Member]	Dec. 31, 2010 International fixed income [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 International fixed income [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 International fixed income [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 International fixed income [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 International fixed income [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 International fixed income [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 International fixed income [Member] Pension benefits qualified [Member]	Dec. 31, 2009 International fixed income [Member] Pension benefits qualified [Member]	Dec. 31, 2010 International fixed income [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 International fixed income [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 International fixed income [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 International fixed income [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 International fixed income [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 International fixed income [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 High-yield fixed income [Member] Other benefits [Member]	Dec. 31, 2009 High-yield fixed income [Member] Other benefits [Member]	Dec. 31, 2010 High-yield fixed income [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 High-yield fixed income [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 High-yield fixed income [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 High-yield fixed income [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 High-yield fixed income [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 High-yield fixed income [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 High-yield fixed income [Member] Pension benefits qualified [Member]	Dec. 31, 2009 High-yield fixed income [Member] Pension benefits qualified [Member]	Dec. 31, 2010 High-yield fixed income [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 High-yield fixed income [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 High-yield fixed income [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 High-yield fixed income [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 High-yield fixed income [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 High-yield fixed income [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Intermediate (core) fixed income [Member] Other benefits [Member]	Dec. 31, 2009 Intermediate (core) fixed income [Member] Other benefits [Member]	Dec. 31, 2010 Intermediate (core) fixed income [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Intermediate (core) fixed income [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Intermediate (core) fixed income [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Intermediate (core) fixed income [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Intermediate (core) fixed income [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Intermediate (core) fixed income [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Intermediate (core) fixed income [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Intermediate (core) fixed income [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Intermediate (core) fixed income [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Intermediate (core) fixed income [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Intermediate (core) fixed income [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Intermediate (core) fixed income [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Intermediate (core) fixed income [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Intermediate (core) fixed income [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Cash and cash equivalents [Member] Other benefits [Member]	Dec. 31, 2009 Cash and cash equivalents [Member] Other benefits [Member]	Dec. 31, 2010 Cash and cash equivalents [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Cash and cash equivalents [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Cash and cash equivalents [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Cash and cash equivalents [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Cash and cash equivalents [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Cash and cash equivalents [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Cash and cash equivalents [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Cash and cash equivalents [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Cash and cash equivalents [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Cash and cash equivalents [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Cash and cash equivalents [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Cash and cash equivalents [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Cash and cash equivalents [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Cash and cash equivalents [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Real estate/timber [Member] Other benefits [Member]	Dec. 31, 2009 Real estate/timber [Member] Other benefits [Member]	Dec. 31, 2010 Real estate/timber [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Real estate/timber [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Real estate/timber [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Real estate/timber [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Real estate/timber [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Real estate/timber [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Real estate/timber [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Real estate/timber [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Real estate/timber [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Real estate/timber [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Real estate/timber [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Real estate/timber [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Real estate/timber [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Real estate/timber [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Multi-strategy hedge funds [Member] Other benefits [Member]	Dec. 31, 2009 Multi-strategy hedge funds [Member] Other benefits [Member]	Dec. 31, 2010 Multi-strategy hedge funds [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Multi-strategy hedge funds [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Multi-strategy hedge funds [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Multi-strategy hedge funds [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Multi-strategy hedge funds [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Multi-strategy hedge funds [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Multi-strategy hedge funds [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Multi-strategy hedge funds [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Multi-strategy hedge funds [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Multi-strategy hedge funds [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Multi-strategy hedge funds [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Multi-strategy hedge funds [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Multi-strategy hedge funds [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Multi-strategy hedge funds [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Private equity [Member] Other benefits [Member]	Dec. 31, 2009 Private equity [Member] Other benefits [Member]	Dec. 31, 2010 Private equity [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Private equity [Member] Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Private equity [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Private equity [Member] Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Private equity [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2008 Private equity [Member] Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Private equity [Member] Pension benefits qualified [Member]	Dec. 31, 2009 Private equity [Member] Pension benefits qualified [Member]	Dec. 31, 2010 Private equity [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Private equity [Member] Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Private equity [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Private equity [Member] Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Private equity [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Private equity [Member] Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Pension benefits non-qualified [Member]	Dec. 31, 2009 Pension benefits non-qualified [Member]	Dec. 31, 2008 Pension benefits non-qualified [Member]	Dec. 31, 2019 Pension benefits non-qualified [Member]	Dec. 31, 2014 Pension benefits non-qualified [Member]	Dec. 31, 2013 Pension benefits non-qualified [Member]	Dec. 31, 2012 Pension benefits non-qualified [Member]	Dec. 31, 2011 Pension benefits non-qualified [Member]	Dec. 31, 2010 Pension benefits qualified [Member]	Dec. 31, 2009 Pension benefits qualified [Member]	Dec. 31, 2008 Pension benefits qualified [Member]	Dec. 31, 2019 Pension benefits qualified [Member]	Dec. 31, 2014 Pension benefits qualified [Member]	Dec. 31, 2013 Pension benefits qualified [Member]	Dec. 31, 2012 Pension benefits qualified [Member]	Dec. 31, 2011 Pension benefits qualified [Member]	Dec. 31, 2010 Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2009 Pension benefits qualified [Member] Level 1 [Member]	Dec. 31, 2010 Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2009 Pension benefits qualified [Member] Level 2 [Member]	Dec. 31, 2010 Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2009 Pension benefits qualified [Member] Level 3 [Member]	Dec. 31, 2010 Other benefits subsidy receipts [Member]	Dec. 31, 2010 Other benefits [Member]	Dec. 31, 2009 Other benefits [Member]	Dec. 31, 2008 Other benefits [Member]	Dec. 31, 2019 Other benefits [Member]	Dec. 31, 2014 Other benefits [Member]	Dec. 31, 2013 Other benefits [Member]	Dec. 31, 2012 Other benefits [Member]	Dec. 31, 2011 Other benefits [Member]	Dec. 31, 2010 Other benefits [Member] Level 1 [Member]	Dec. 31, 2009 Other benefits [Member] Level 1 [Member]	Dec. 31, 2010 Other benefits [Member] Level 2 [Member]	Dec. 31, 2009 Other benefits [Member] Level 2 [Member]	Dec. 31, 2010 Other benefits [Member] Level 3 [Member]	Dec. 31, 2009 Other benefits [Member] Level 3 [Member]	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2009 Pension Benefits [Member]	Dec. 31, 2008 Pension Benefits [Member]
Change in benefit obligation
Benefit obligation at beginning of year																																																																																																																																																																																																																																								$ 681	$ 684							$ 10,038	$ 8,977														$ 1,401	$ 1,325
Service cost																																																																																																																																																																																																																																								0	8	15						5	210	291													13	13	13
Interest cost																																																																																																																																																																																																																																								37	43	22						554	595	276													78	83	40
Plan participants' contributions																																																																																																																																																																																																																																																															74	79
Curtailment																																																																																																																																																																																																																																									(35)								(910)
Amendments																																																																																																																																																																																																																																																2																(54)
Actuarial loss (gain)																																																																																																																																																																																																																																								46	59							386	1,763														(5)	120
Liability transfer																																																																																																																																																																																																																																																															(17)
Benefits paid																																																																																																																																																																																																																																								(71)	(79)							(652)	(605)														(147)	(167)
Foreign exchange impact																																																																																																																																																																																																																																									1							4	8														1	2
Benefit obligation at end of year																																																																																																																																																																																																																																								693	681	684						10,337	10,038	8,977													1,398	1,401	1,325
Fair value of plan assets at beginning of year																																																																																																																																																																																																																																																9,112	7,863														376	368
Actual return on plan assets																																																																																																																																																																																																																																																1,163	1,842														33	48
Employer contribution																																																																																																																																																																																																																																								71	79							12	4														361	48													0
Foreign exchange impact																																																																																																																																																																																																																																																4	8
Funded status at end of year																																																																																																																																																																																																																																								(693)	(681)							(698)	(926)														(701)	(1,025)
Amounts recognized in the balance sheet at end of year
Liabilities																																																																																																																																																																																																																																								(693)	(681)							(698)	(926)														(701)	(1,025)
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss																																																																																																																																																																																																																																								113	70							1,672	1,836														135	140
Net prior service credit																																																																																																																																																																																																																																								0	0							0	1														(30)	(34)
Net transition obligation																																																																																																																																																																																																																																								0	0							0	0														1	2
Translation adjustments																																																																																																																																																																																																																																								0	0							1	1														0	0
Total																																																																																																																																																																																																																																								113	70							1,673	1,838														106	108
Components of net periodic benefit cost [Abstract]
Service cost																																																																																																																																																																																																																																								0	8	15						5	210	291													13	13	13
Interest cost																																																																																																																																																																																																																																								37	43	22						554	595	276													78	83	40
Expected return on plan assets																																																																																																																																																																																																																																																(717)	(643)	(478)													(29)	(29)	(41)
Amortization of net actuarial loss																																																																																																																																																																																																																																								3	2	13						105	194	1													1	3	1
Amortization of prior service cost																																																																																																																																																																																																																																									(1)	(5)																					(4)	(3)	(4)
Curtailment gain																																																																																																																																																																																																																																									(33)							3	(32)														(4)
Net periodic benefit cost																																																																																																																																																																																																																																								40	19	45						(50)	324	90													55	67	9
Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net actuarial loss (gain)																																																																																																																																																																																																																																								46	25	(16)						(59)	(346)	2,102													(9)	99	79
Amortization of net actuarial loss																																																																																																																																																																																																																																								(3)	(2)	(13)						(105)	(194)	(1)													(1)	(3)	(1)
Prior service cost																																																																																																																																																																																																																																																2
Amortization of prior service cost																																																																																																																																																																																																																																									1	5																					4	3	4
Net loss (gain) in curtailment	0	725																																																																																																																																																																																																																																							33							(3)	32														4	(54)
Net gain on amendment																																																																																																																																																																																																																																																																(54)
Translation adjustments																																																																																																																																																																																																																																																	3	(5)														2	(4)
Total recognized in other comprehensive income																																																																																																																																																																																																																																								43	57	(24)						(165)	(505)	2,096													(2)	47	78
Total recognized in net periodic benefit cost and other comprehensive income																																																																																																																																																																																																																																								83	76	21						(215)	(181)	2,186													53	114	87
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation				10,719	11,030	10,719
Accumulated benefit obligation				10,706	11,019	10,706
Fair value of plan assets				9,112	9,639	9,112
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate			6.75%	7.75%	5.25%	5.75%																																																																																																																																																																																																																																																									5.75%	6.75%	6.25%												5.75%	7.42%	6.25%
Expected return on plan assets																																																																																																																																																																																																																																																															8.25%	8.75%	8.75%												8.25%	8.75%	8.75%
Rate of compensation increase																																																																																																																																																																																																																																																																													0.00%	4.00%	4.00%
Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans [Abstract]
2011																																																																																																																																																																																																																																								77								867															107
2012																																																																																																																																																																																																																																															68								846															110
2013																																																																																																																																																																																																																																														64								813															113
2014																																																																																																																																																																																																																																													63								807															116
2015																																																																																																																																																																																																																																												58								801															119
2016-2020																																																																																																																																																																																																																																											293								3,682															602
Other benefits payments expected to be reduced by prescription drug subsidies from federal government
2011																																																																																																																																																																																																																																																														13
2012																																																																																																																																																																																																																																																														14
2013																																																																																																																																																																																																																																																														15
2014																																																																																																																																																																																																																																																														16
2015																																																																																																																																																																																																																																																														10
2016-2020																																																																																																																																																																																																																																																														51
Pension plan and other benefits plan assets [Abstract]
Total plan investments								24	21	0	0	2	0	22	21	72	71	0	0	31	25	41	46	23	14	0	0	23	14	0	0	700	653	0	0	700	653	0	0	77	50	31	11	46	39	0	0	1,357	1,245	948	354	403	890	6	1	48	34	28	18	20	16	0	0	888	993	851	867	37	126	0	0	29	23	9	7	20	16	0	0	392	308	263	205	129	103	0	0	83	70	43	40	40	30	0	0	2,194	1,681	1,323	1,046	867	630	4	5	3	2	0	0	3	2	0	0	95	76	0	0	95	76	0	0	8	3	0	0	8	3	0	0	263	376	0	0	263	376	0	0	14	12	0	0	14	12	0	0	408	483	1	2	406	481	1	0	119	104	10	9	109	95	0	0	2,271	2,113	297	277	1,964	1,827	10	9	254	40	2	2	252	38	0	0	535	567	47	52	488	515	0	0	15	6	3	2	0	0	12	4	465	431	105	78	0	0	360	353	10	5	0	0	0	0	10	5	313	339	0	0	0	0	313	339	4	2	0	0	0	0	4	2	112	84	0	0	0	1	112	83									10,065	9,420							3,835	2,881	5,383	5,703	847	836		711	386							126	89	537	265	48	32
Payable upon return of securities loaned																																																																																																																																																																																																																																																(145)	(320)														(5)	(10)
Net receivables (payables)																																																																																																																																																																																																																																																(281)	12														(9)	0
Total plan assets																																																																																																																																																																																																																																																9,639	9,112	7,863													697	376	368
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Total, Begining Balance																						46	41																															1	0																																															5	1																																															0	6															9	5																															353	433															339	310															83	88																					836	884
Gross Realized Gain (Loss)														(1)								9																																																																																																																																	(5)																																							(7)								(6)	1							(1)								6	1															1																						10	(3)														(9)
Gross Unrealized Gain (Loss)																						(1)	(5)																															2																																																1	1																																																															2	1																							10	(1)							8	(161)							(3)	1							12	36							1								10	(2)																					34	(130)														8	0
Purchases, sales, issuances and settlements (net)														2	1							(13)	10																															3	1																																															(2)	3																																															1	(1)															(3)	3																							5	1							5	80							9	1							(44)	(8)							1								18	(3)																					(35)	85														17	3
Net transfers into Level 3																																																																																																																																																																						2																																																																																						2
Total investments, Ending Balance																						41	46																															6	1																																															4	5																																															1	0															10	9																															360	353															313	339															112	83																					847	836
Total defined benefit plan investments, Begining Balance								24	21	0	0	2	0	21	20	72	71	0	0	31	25	46		23	14	0	0	23	14	0	0	700	653	0	0	700	653	0	0	77	50	31	11	46	39	0	0	1,357	1,245	948	354	403	890	1		48	34	28	18	20	16	0	0	888	993	851	867	37	126	0	0	29	23	9	7	20	16	0	0	392	308	263	205	129	103	0	0	83	70	43	40	40	30	0	0	2,194	1,681	1,323	1,046	867	630	5		3	2	0	0	3	2	0	0	95	76	0	0	95	76	0	0	8	3	0	0	8	3	0	0	263	376	0	0	263	376	0	0	14	12	0	0	14	12	0	0	408	483	1	2	406	481	0		119	104	10	9	109	95	0	0	2,271	2,113	297	277	1,964	1,827	9		254	40	2	2	252	38	0	0	535	567	47	52	488	515	0	0	15	6	3	2	0	0	4	4	465	431	105	78	0	0	353		10	5	0	0	0	0	5	3	313	339	0	0	0	0	339		4	2	0	0	0	0	2	2	112	84	0	0	0	1	83										9,420								3,835	2,881	5,383	5,703	836			386								126	89	537	265	32	29
Total defined benefit plan investments, Ending Balance								24	21	0	0	2	0	22	21	72	71	0	0	31	25	41	46	23	14	0	0	23	14	0	0	700	653	0	0	700	653	0	0	77	50	31	11	46	39	0	0	1,357	1,245	948	354	403	890	6	1	48	34	28	18	20	16	0	0	888	993	851	867	37	126	0	0	29	23	9	7	20	16	0	0	392	308	263	205	129	103	0	0	83	70	43	40	40	30	0	0	2,194	1,681	1,323	1,046	867	630	4	5	3	2	0	0	3	2	0	0	95	76	0	0	95	76	0	0	8	3	0	0	8	3	0	0	263	376	0	0	263	376	0	0	14	12	0	0	14	12	0	0	408	483	1	2	406	481	1	0	119	104	10	9	109	95	0	0	2,271	2,113	297	277	1,964	1,827	10	9	254	40	2	2	252	38	0	0	535	567	47	52	488	515	0	0	15	6	3	2	0	0	12	4	465	431	105	78	0	0	360	353	10	5	0	0	0	0	10	5	313	339	0	0	0	0	313	339	4	2	0	0	0	0	4	2	112	84	0	0	0	1	112	83									10,065	9,420							3,835	2,881	5,383	5,703	847	836		711	386							126	89	537	265	48	32
Expenses Not Otherwise Shown Separately In Financial Statement [Abstract]
Outside professional services					2,370	1,982	847
Contract services					1,642	1,088	407
Foreclosed assets					1,537	1,071	414
Operating Losses					1,258	875	142
Outside data processing					1,046	1,027	480
Postage, stationery and supplies					944	933	556
Insurance					$ 464	$ 845	$ 725

Income Taxes (Details) (USD $)	12 Months Ended										3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Excludable Dividends [Member]	Dec. 31, 2009 Excludable Dividends [Member]	Dec. 31, 2008 Excludable Dividends [Member]	Dec. 31, 2010 Non Excludable Dividends [Member]	Dec. 31, 2009 Non Excludable Dividends [Member]	Dec. 31, 2008 Non Excludable Dividends [Member]	Dec. 31, 2010 Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]	Dec. 31, 2009 Leverage Leases Setllements [Member]
Current:
Federal	$ 1,425,000,000	$ (3,952,000,000)	$ 2,043,000,000
State and local	548,000,000	(334,000,000)	171,000,000
Foreign	78,000,000	164,000,000	30,000,000
Total current	2,051,000,000	(4,122,000,000)	2,244,000,000
Deferred:
Federal	4,060,000,000	8,709,000,000	(1,506,000,000)
State and local	211,000,000	794,000,000	0
Foreign	16,000,000	(50,000,000)	(136,000,000)
Total deferred	4,287,000,000	9,453,000,000	(1,642,000,000)
Income tax expense	6,338,000,000	5,331,000,000	602,000,000
Deferred tax assets
Allowance for loan losses	8,157,000,000	9,178,000,000
Deferred compensation and employee benefits	3,473,000,000	3,026,000,000
Accrued expenses, deductible when paid	1,989,000,000	2,235,000,000
Purchased credit impaired loans	4,933,000,000	8,645,000,000
Basis difference in investments	2,598,000,000	208,000,000
Mark to market, net	0	0
Net unrealized losses on securities available for sale	0	0
Net operating loss and tax credit carry forwards	1,514,000,000	3,370,000,000
Other	1,891,000,000	1,706,000,000
Total deferred tax assets	24,555,000,000	28,368,000,000
Deferred tax assets valuation allowance	(711,000,000)	(827,000,000)
Deferred tax liabilities
Mortgage servicing rights	(8,020,000,000)	(8,073,000,000)
Leasing	(3,703,000,000)	(3,439,000,000)
Basis difference in investments	0	0
Mark to market, net	(5,161,000,000)	(4,853,000,000)
Intanigble assets	(3,322,000,000)	(5,567,000,000)
Net unrealized gains on securities available for sale	(3,243,000,000)	(2,079,000,000)
Other	(2,875,000,000)	(318,000,000)
Total deferred tax liabilities	(26,324,000,000)	(24,329,000,000)
Net deferred tax asset (liability)	(2,480,000,000)	3,212,000,000
Effective income tax expense and rate [Abstract]
Statutory federal income tax expense	6,545,000,000	6,162,000,000	1,140,000,000
Statutory federal income tax expense rate	35.00%	35.00%	35.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	586,000,000	468,000,000	94,000,000
State and local taxes on income, net of federal income tax benefit, rate	3.10%	2.70%	2.90%
Tax-exempt interest	(283,000,000)	(260,000,000)	(130,000,000)
Tax-exempt interest, rate	(1.50%)	(1.50%)	(4.00%)
Dividends				(258,000,000)	(253,000,000)	(186,000,000)	(33,000,000)	(29,000,000)	(71,000,000)
Dividends, rate				(1.30%)	(1.40%)	(5.70%)	(0.20%)	(0.20%)	(2.20%)
Tax credits	(577,000,000)	(533,000,000)	(266,000,000)
Tax credits, rate	(3.10%)	(3.00%)	(8.20%)
Life insurance	(223,000,000)	(257,000,000)	(67,000,000)
Life insurance, rate	(1.20%)	(1.50%)	(2.00%)
Leveraged lease tax expense	461,000,000	400,000,000	0
Leveraged lease tax expense, rate	2.50%	2.30%	0.00%
Other	120,000,000	(367,000,000)	88,000,000
Other, rate	0.60%	(2.10%)	2.70%
Effective income tax expense	6,338,000,000	5,331,000,000	602,000,000
Effective income tax rate	33.90%	30.30%	18.50%
Change in unrecognized tax benefits [Abstract]
Balance at beginning of year	4,921,000,000	7,521,000,000
Additions:
For tax positions related to the current year	579,000,000	438,000,000
For tax positions related to prior years	301,000,000	898,000,000
For tax positions from business combinations	0	6,000,000
Reductions:
For tax positions related to prior years	(111,000,000)	(834,000,000)
Lapse of statute of limitations	(148,000,000)	(75,000,000)
Settlements with tax authorities	(42,000,000)	(3,033,000,000)
Balance at end of year	5,500,000,000	4,921,000,000	7,521,000,000
Deferred Tax Liability Not Recognized [Line Items]
Income tax liability related to undistributed foreign earnings										508,000,000
Income taxes (Textuals) [Abstract]
Adjustments to deferred taxes recorded in cumulative Other Comprehensive Income	(1,291,000,000)	(5,904,000,000)	4,536,000,000
Net operating loss related to deferred tax assets	1,400,000,000
Credit carry forwards	128,000,000
Undistributed foreign earnings	1,600,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	3,100,000,000
Unrecognized tax benefits relates to income tax positions	2,400,000,000
Accrued Interest and Penalties	870,000,000	771,000,000
Recognized Interest Expenses (Income)	(45,000,000)	72,000,000
Decrease in unrecognized tax benefits, Lower estimation	100,000,000
Decrease in unrecognized tax benefits, Higher estimation	500,000,000
Unrecognized Tax Benefits [Line Items]
Settlement agreement with Internal Revenue Service											$ 2,700,000,000

Earnings Per Common Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Common Share [Abstract]
Net income (Loss)	$ 12,362,000,000	$ 12,275,000,000	$ 2,655,000,000
Less: Preferred stock dividends and accretion	730,000,000	4,285,000,000	286,000,000
Wells Fargo net income applicable to common stock (numerator)	11,632,000,000	7,990,000,000	2,369,000,000
Earnings per common share
Average common shares outstanding (denominator)	5,226,800,000	4,545,200,000	3,378,100,000
Per share	$ 2.23	$ 1.76	$ 0.7
Diluted earnings per common share
Average common shares outstanding	5,226,800,000	4,545,200,000	3,378,100,000
Add: Stock options	28,300,000	17,200,000	13,100,000
Restricted share rights	8,000,000	300,000	100,000
Diluted average common shares outstanding (denominator)	5,263,100,000	4,562,700,000	3,391,300,000
Per share	$ 2.21	$ 1.75	$ 0.7
Earnings Per Common Share - Options and Warrants [Line Items]
Preferred stock dividends and accretion	730,000,000	4,285,000,000	286,000,000
Earnings Per Common Share (Textual) [Abstract]
Accelerated accretion		1,900,000,000
Preferred stock dividends and accretion	737,000,000	804,000,000	67,000,000
Stock Options [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	212,100,000	247,200,000	169,300,000
Warrants [Member]
Earnings Per Common Share - Options and Warrants [Line Items]
Antidilutive Instruments	66,900,000	110,300,000	25,400,000
Series D Preferred Stock [Member]
Earnings Per Common Share [Abstract]
Less: Preferred stock dividends and accretion		3,500,000,000	219,000,000
Earnings Per Common Share - Options and Warrants [Line Items]
Preferred stock dividends and accretion		$ 3,500,000,000	$ 219,000,000

Other Comprehensive Income (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Components of other comprehensive income and related tax effects [Abstract]
Translation adjustments, Before tax	$ 71	$ 118	$ (93)
Translation adjustments, Tax effect	(26)	(45)	35
Translation adjustments, Net of tax	57	66	(58)
Securities available for sale:
Unrealized gains (losses) arising during the year, Before tax	2,611	15,998	(10,552)
Unrealized gains (losses) arising during the year, Tax effect	(1,134)	(5,972)	3,960
Unrealized gains (losses) arising during the year, Net of tax	1,477	10,026	(6,592)
Reclassification of gains included in net income, Before tax	77	(349)	(29)
Reclassification of gains included in net income, Tax effect	(29)	129	11
Reclassification of gains included in net income, Net of tax	48	(220)	(18)
Net unrealized gains (losses) arising during the year, Before tax	2,688	15,649	(10,581)
Net unrealized gains (losses) arising during the year, Tax effect	(1,163)	(5,843)	3,971
Net unrealized gains (losses) arising during the year, Net of tax	1,538	9,811	(6,610)
Derivative and hedging activities:
Net unrealized gains arising during the year, Before tax	750	193	955
Net unrealized gains arising during the year, Tax effect	(282)	(86)	(363)
Net unrealized gains arising during the year, Net of tax	468	107	592
Reclassification of net gains on cash flow hedges included in net income, Before tax	(613)	(531)	(252)
Reclassification of net gains on cash flow hedges included in net income, Tax effect	234	203	96
Reclassification of net gains on cash flow hedges included in net income, Net of tax	(379)	(328)	(156)
Net unrealized gains (losses) arising during the year, Before tax	137	(338)	703
Net unrealized gains (losses) arising during the year, Tax effect	(48)	117	(267)
Net unrealized gains (losses) arising during the year, Net of tax	89	(221)	436
Defined benefit pension plans:
Net actuarial gain (loss), Before tax	20	222	(2,165)
Net actuarial gain (loss), Tax effect	(9)	(73)	799
Net actuarial gain (loss), Net of tax	11	149	(1,366)
Amortization of net actuarial loss and prior service cost included in net income, Before tax	104	184	6
Amortization of net actuarial loss and prior service cost included in net income, Tax effect	(45)	(60)	(2)
Amortization of net actuarial loss and prior service cost included in net income, Net of tax	59	124	4
Net gains (losses) arising during the year, Before tax	124	406	(2,159)
Net gains (losses) arising during the year, Tax effect	(54)	(133)	797
Net gains (losses) arising during the year, Net of tax	70	273	(1,362)
Other comprehensive income, Before tax	3,020	15,835	(12,130)
Other comprehensive income, Tax effect	(1,291)	(5,904)	4,536
Other comprehensive income, Net of tax	1,729	9,931	(7,594)
Cumulative other comprehensive income [Abstract]
Cumulative other comprehensive income, Translation adjustments	112	67	(6)	52
Cumulative other comprehensive income, Securities available for sale	5,066	3,541	(6,212)	398
Cumulative other comprehensive income, Derivatives and hedging activities	739	650	871	435
Cumulative other comprehensive income, Defined benefit pension plans	(1,179)	(1,249)	(1,522)	(160)
Cumulative other comprehensive income	4,738	3,009	(6,869)	725
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities		(53)
Cumulative other comprehensive income, Translation adjustments, Net change	57	66	(58)
Cumulative other comprehensive income, Securities available for sale, Net change	1,538	9,811	(6,610)
Cumulative other comprehensive income, Derivatives and hedging activities, Net change	89	(221)	436
Cumulative other comprehensive income, Defined benefit pension plans, Net change	70	273	(1,362)
Cumulative other comprehensive income, Net change	1,729	9,931	(7,594)
Total Wells Fargo stockholders' equity
Components of other comprehensive income and related tax effects [Abstract]
Translation adjustments, Net of tax	45	73	(58)
Securities available for sale:
Net unrealized gains (losses) arising during the year, Net of tax	1,525	9,806	(6,610)
Derivative and hedging activities:
Net unrealized gains (losses) arising during the year, Net of tax	89	(221)	436
Defined benefit pension plans:
Net gains (losses) arising during the year, Net of tax	70	273	(1,362)
Cumulative other comprehensive income [Abstract]
Cumulative other comprehensive income, Translation adjustments, Net change	45	73	(58)
Cumulative other comprehensive income, Securities available for sale, Net change	1,525	9,806	(6,610)
Cumulative other comprehensive income, Derivatives and hedging activities, Net change	89	(221)	436
Cumulative other comprehensive income, Defined benefit pension plans, Net change	70	273	(1,362)
Cumulative other comprehensive income
Components of other comprehensive income and related tax effects [Abstract]
Translation adjustments, Net of tax	45	73	(58)
Securities available for sale:
Net unrealized gains (losses) arising during the year, Net of tax	1,525	9,806	(6,610)
Derivative and hedging activities:
Net unrealized gains (losses) arising during the year, Net of tax	89	(221)	436
Defined benefit pension plans:
Net gains (losses) arising during the year, Net of tax	70	273	(1,362)
Cumulative other comprehensive income [Abstract]
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities			(53)
Cumulative other comprehensive income, Translation adjustments, Net change	45	73	(58)
Cumulative other comprehensive income, Securities available for sale, Net change	1,525	9,806	(6,610)
Cumulative other comprehensive income, Derivatives and hedging activities, Net change	89	(221)	436
Cumulative other comprehensive income, Defined benefit pension plans, Net change	$ 70	$ 273	$ (1,362)

Operating Segment (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Information of Operating Segment [Abstract]
Net interest income	$ 44,757,000,000	$ 46,324,000,000	$ 25,143,000,000
Provision for credit losses	15,753,000,000	21,668,000,000	15,979,000,000
Noninterest income	40,453,000,000	42,362,000,000	16,734,000,000
Noninterest expense	50,456,000,000	49,020,000,000	22,598,000,000
Income (loss) before income tax expense (benefit)	19,001,000,000	17,998,000,000	3,300,000,000
Income tax expense (benefit)	6,338,000,000	5,331,000,000	602,000,000
Net income (loss) before noncontrolling interests	12,663,000,000	12,667,000,000	2,698,000,000
Less: Net income from noncontrolling interests	301,000,000	392,000,000	43,000,000
Net income (Loss)	12,362,000,000	12,275,000,000	2,655,000,000
Average loans	770,600,000,000	822,800,000,000
Average assets	1,226,900,000,000	1,262,400,000,000
Average core deposits	772,000,000,000	762,500,000,000
Other
Financial Information of Operating Segment [Abstract]
Net interest income	(1,309,000,000)	(1,100,000,000)	(555,000,000)
Provision for credit losses	(308,000,000)	(306,000,000)	(299,000,000)
Noninterest income	(2,125,000,000)	(2,058,000,000)	(1,183,000,000)
Noninterest expense	(652,000,000)	(1,133,000,000)	(1,192,000,000)
Income (loss) before income tax expense (benefit)	(2,474,000,000)	(1,719,000,000)	(247,000,000)
Income tax expense (benefit)	(940,000,000)	(653,000,000)	(94,000,000)
Net income (loss) before noncontrolling interests	(1,534,000,000)	(1,066,000,000)	(153,000,000)
Net income (Loss)	(1,534,000,000)	(1,066,000,000)	(153,000,000)
Average loans	(33,000,000,000)	(35,800,000,000)
Average assets	(58,600,000,000)	(54,800,000,000)
Average core deposits	(55,600,000,000)	(51,800,000,000)
Wealth Brokerage and Retirement [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	2,707,000,000	2,407,000,000	642,000,000
Provision for credit losses	334,000,000	460,000,000	299,000,000
Noninterest income	9,023,000,000	8,358,000,000	1,834,000,000
Noninterest expense	9,768,000,000	9,426,000,000	1,986,000,000
Income (loss) before income tax expense (benefit)	1,628,000,000	879,000,000	191,000,000
Income tax expense (benefit)	616,000,000	324,000,000	73,000,000
Net income (loss) before noncontrolling interests	1,012,000,000	555,000,000	118,000,000
Less: Net income from noncontrolling interests	7,000,000	26,000,000
Net income (Loss)	1,005,000,000	529,000,000	118,000,000
Average loans	43,000,000,000	45,700,000,000
Average assets	139,300,000,000	127,900,000,000
Average core deposits	121,200,000,000	114,200,000,000
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	11,495,000,000	10,218,000,000	4,564,000,000
Provision for credit losses	1,920,000,000	3,648,000,000	1,157,000,000
Noninterest income	10,721,000,000	10,363,000,000	3,785,000,000
Noninterest expense	11,267,000,000	10,771,000,000	5,375,000,000
Income (loss) before income tax expense (benefit)	9,029,000,000	6,162,000,000	1,817,000,000
Income tax expense (benefit)	3,237,000,000	2,211,000,000	421,000,000
Net income (loss) before noncontrolling interests	5,792,000,000	3,951,000,000	1,396,000,000
Less: Net income from noncontrolling interests	19,000,000	27,000,000	11,000,000
Net income (Loss)	5,773,000,000	3,924,000,000	1,385,000,000
Average loans	230,500,000,000	260,200,000,000
Average assets	373,200,000,000	383,200,000,000
Average core deposits	170,000,000,000	147,300,000,000
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	31,864,000,000	34,799,000,000	20,492,000,000
Provision for credit losses	13,807,000,000	17,866,000,000	14,822,000,000
Noninterest income	22,834,000,000	25,699,000,000	12,298,000,000
Noninterest expense	30,073,000,000	29,956,000,000	16,429,000,000
Income (loss) before income tax expense (benefit)	10,818,000,000	12,676,000,000	1,539,000,000
Income tax expense (benefit)	3,425,000,000	3,449,000,000	202,000,000
Net income (loss) before noncontrolling interests	7,393,000,000	9,227,000,000	1,337,000,000
Less: Net income from noncontrolling interests	275,000,000	339,000,000	32,000,000
Net income (Loss)	7,118,000,000	8,888,000,000	1,305,000,000
Average loans	530,100,000,000	552,700,000,000
Average assets	773,000,000,000	806,100,000,000
Average core deposits	$ 536,400,000,000	$ 552,800,000,000

Condensed Consolidating Financial Statements (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Dividends from subsidiaries:
Interest income from loans	$ 39,760		$ 41,589		$ 27,632
Other interest income	13,036		14,685		7,266
Total interest income	52,796		56,274		34,898
Deposits	2,832		3,774		4,521
Short-term borrowings	92		222		1,478
Long-term debt	4,888		5,782		3,756
Other interest expense	227		172
Total interest expense	8,039		9,950		9,755
Net interest income	44,757		46,324		25,143
Provision for credit losses	15,753		21,668		15,979	4,939	2,204
Net interest income after provision for credit losses	29,004		24,656		9,164
Noninterest income
Fee income - nonaffiliates	23,492		22,963		10,547
Other	16,961		19,399		6,187
Total noninterest income	40,453		42,362		16,734
Noninterest expense
Salaries and benefits	27,212		26,467		12,940
Other	23,244		22,553		9,658
Total noninterest expense	50,456		49,020		22,598
Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	19,001		17,998		3,300
Income tax expense (benefit)	6,338		5,331		602
Net income before noncontrolling interests	12,663		12,667		2,698
Less: Net income from noncontrolling interests	301		392		43
Wells Fargo net income	12,362		12,275		2,655
Assets:
Cash and cash equivalents due from: Subsidiary banks	0		0
Cash and cash equivalents due from: Nonaffiliates	96,681		67,965
Securities available for sale	172,654		172,710
Mortgages and loans held for sale	53,053		44,827
Loans	757,267		782,770		864,830	382,195	319,116
Loans to subsidiaries
Bank	0		0
Nonbank	0		0
Allowance for loan losses	(23,022)		(24,516)		(21,013)	(5,307)	(3,764)
Net loans	734,245		758,254
Investments in subsidiaries:
Bank	0		0
Nonbank	0		0
Other assets	201,495		199,890
Total assets	1,258,128	[1]	1,243,646	[1]
Liabilities and equity
Deposits	847,942		824,018
Short-term borrowings	55,401		38,966		108,074
Accrued expenses and other liabilities	69,913		62,442
Long-term debt	156,983		203,861
Indebtedness to subsidiaries	0		0
Total liabilities	1,130,239	[2]	1,129,287	[2]
Parent, WFFI, other and Wells Fargo stockholders' equity	126,408		111,786
Noncontrolling interests	1,481		2,573
Total equity	127,889		114,359		102,316	47,886
Total liabilities and equity	1,258,128		1,243,646
Cash flows from operating activities:
Net cash provided (used) by operating activities	18,772		28,613		(4,788)
Cash flows from investing activities:
Sales proceeds	8,668		53,038		60,806
Prepayments and maturities	47,919		38,811		24,317
Purchases	(53,466)		(95,285)		(105,341)
Loans:
Loans originated by banking subsidiaries, net of principal collected	15,869		52,240		(54,815)
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	6,517		6,162		1,988
Purchases (including participations) of loans by banking subsidiaries	(2,297)		(3,363)		(5,513)
Principal collected on nonbank entities' loans	15,560		14,428		21,846
Loans originated by nonbank entities	(10,836)		(9,961)		(19,973)
Net repayments from advances to subsidiaries	0
Capital notes and term loans made to subsidiaries	0
Principal Collected On Notes Loans Made To Subsidiaries	0
Net decrease (increase) in investment in subsidiaries	0
Net cash acquired from (paid for) acquisitions	(36)		(138)		11,203
Other investing activities, net	(31,573)		15,853		47,321
Net cash provided (used) by investing activities	(3,675)		71,785		(18,161)
Cash flows from financing activities:
Net change in: Deposits	23,924		42,473		7,697
Net change in: Short-term borrowings	11,308		(69,108)		(14,888)
Long-term debt:
Proceeds from issuance	3,489		8,396		35,701
Repayment	(63,317)		(66,260)		(29,859)
Preferred stock:
Cash dividends paid	(737)		(2,178)
Proceeds from issuance	0				22,674
Redeemed	0		(25,000)
Common stock warrants repurchased	(545)
Common stock:
Proceeds from issuance	1,375		21,976		14,171
Repurchased	(91)		(220)		(1,623)
Cash dividends paid	(1,045)		(2,125)		(4,312)
Proceeds from issuance of stock warrants					2,326
Excess tax benefits related to stock option payments	98		18		121
Change in noncontrolling interests:
Purchase of Prudential's noncontrolling interest	0		(4,500)
Other, net	(592)		(553)		(53)
Other, net	0
Net cash provided (used) by financing activities	(26,133)		(97,081)		31,955
Net change in cash and due from banks	(11,036)		3,317		9,006
Cash and due from banks at beginning of year	27,080		23,763		14,757
Cash and due from banks at end of year	16,044		27,080		23,763	14,757
Well Fargo & Company [Member]
Dividends from subsidiaries:
Bank	12,896		6,974		1,806
Nonbank	21		528		326
Interest income from loans					2
Interest income from subsidiaries	1,375		2,126		2,892
Other interest income	304		424		241
Total interest income	14,596		10,052		5,267
Short-term borrowings	277		174		475
Long-term debt	2,910		3,391		2,957
Other interest expense	2
Total interest expense	3,189		3,565		3,432
Net interest income	11,407		6,487		1,835
Net interest income after provision for credit losses	11,407		6,487		1,835
Noninterest income
Other	363		738		(101)
Total noninterest income	363		738		(101)
Noninterest expense
Salaries and benefits	143		320		(385)
Other	1,192		521		15
Total noninterest expense	1,335		841		(370)
Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	10,435		6,384		2,104
Income tax expense (benefit)	(749)		(164)		(83)
Equity in undistributed income of subsidiaries	1,178		5,727		468
Net income before noncontrolling interests	12,362		12,275		2,655
Wells Fargo net income	12,362		12,275		2,655
Assets:
Cash and cash equivalents due from: Subsidiary banks	30,240		27,303
Cash and cash equivalents due from: Nonaffiliates	9		11
Securities available for sale	2,368		4,666
Mortgages and loans held for sale	0		0
Loans	7		7
Loans to subsidiaries
Bank	3,885		6,760
Nonbank	53,382		56,316
Allowance for loan losses	0		0
Net loans	57,274		63,083
Investments in subsidiaries:
Bank	133,867		134,063
Nonbank	14,904		12,816
Other assets	8,363		10,758
Total assets	247,025		252,700
Liabilities and equity
Deposits	0		0
Short-term borrowings	2,412		1,546
Accrued expenses and other liabilities	6,819		7,878
Long-term debt	99,745		119,353
Indebtedness to subsidiaries	11,641		12,137
Total liabilities	120,617		140,914
Parent, WFFI, other and Wells Fargo stockholders' equity	126,408		111,786
Noncontrolling interests	0		0
Total equity	126,408		111,786
Total liabilities and equity	247,025		252,700
Cash flows from operating activities:
Net cash provided (used) by operating activities	14,180		7,356		730
Cash flows from investing activities:
Sales proceeds	2,441		1,184		2,570
Prepayments and maturities	0
Purchases	(119)		(463)		(3,514)
Loans:
Loans originated by banking subsidiaries, net of principal collected	0
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	0
Purchases (including participations) of loans by banking subsidiaries	0
Principal collected on nonbank entities' loans	0
Loans originated by nonbank entities	0
Net repayments from advances to subsidiaries	(5,485)		11,369		(12,415)
Capital notes and term loans made to subsidiaries	0		(497)		(2,008)
Principal Collected On Notes Loans Made To Subsidiaries	11,282		12,979		8,679
Net decrease (increase) in investment in subsidiaries	1,198		(1,382)		(37,108)
Net cash acquired from (paid for) acquisitions	0				9,194
Other investing activities, net	15		22,513		(21,823)
Net cash provided (used) by investing activities	9,332		45,703		(56,425)
Cash flows from financing activities:
Net change in: Deposits	0
Net change in: Short-term borrowings	1,860		(19,100)		17,636
Long-term debt:
Proceeds from issuance	1,789		8,297		21,931
Repayment	(23,281)		(22,931)		(16,560)
Preferred stock:
Cash dividends paid	(737)		(2,178)
Proceeds from issuance	0				22,674
Redeemed	0		(25,000)
Common stock warrants repurchased	(545)
Common stock:
Proceeds from issuance	1,375		21,976		14,171
Repurchased	(91)		(220)		(1,623)
Cash dividends paid	(1,045)		(2,125)		(4,312)
Proceeds from issuance of stock warrants					2,326
Excess tax benefits related to stock option payments	98		18		121
Change in noncontrolling interests:
Purchase of Prudential's noncontrolling interest	0
Other, net	0
Other, net	0		(140)
Net cash provided (used) by financing activities	(20,577)		(41,403)		56,364
Net change in cash and due from banks	2,935		11,656		669
Cash and due from banks at beginning of year	27,314		15,658		14,989
Cash and due from banks at end of year	30,249		27,314		15,658
Wells Fargo Financial, Inc [Member]
Dividends from subsidiaries:
Interest income from loans	2,674		3,467		5,275
Other interest income	116		111		108
Total interest income	2,790		3,578		5,383
Short-term borrowings	46		38		220
Long-term debt	963		1,305		1,807
Total interest expense	1,009		1,343		2,027
Net interest income	1,781		2,235		3,356
Provision for credit losses	1,064		1,901		2,970
Net interest income after provision for credit losses	717		334		386
Noninterest income
Fee income - nonaffiliates	107		148		437
Other	145		169		168
Total noninterest income	252		317		605
Noninterest expense
Salaries and benefits	150		129		719
Other	632		711		1,119
Total noninterest expense	782		840		1,838
Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	187		(189)		(847)
Income tax expense (benefit)	62		(86)		(289)
Net income before noncontrolling interests	125		(103)		(558)
Less: Net income from noncontrolling interests			1
Wells Fargo net income	125		(104)		(558)
Assets:
Cash and cash equivalents due from: Subsidiary banks	154		205
Cash and cash equivalents due from: Nonaffiliates	212		249
Securities available for sale	2,742		2,665
Mortgages and loans held for sale	0		0
Loans	30,329		35,199
Loans to subsidiaries
Bank	0		0
Nonbank	0		0
Allowance for loan losses	(1,709)		(1,877)
Net loans	28,620		33,322
Investments in subsidiaries:
Bank	0		0
Nonbank	0		0
Other assets	1,316		1,500
Total assets	33,044		37,941
Liabilities and equity
Deposits	0		0
Short-term borrowings	14,490		10,599
Accrued expenses and other liabilities	1,685		1,439
Long-term debt	15,240		24,437
Indebtedness to subsidiaries	0		0
Total liabilities	31,415		36,475
Parent, WFFI, other and Wells Fargo stockholders' equity	1,618		1,456
Noncontrolling interests	11		10
Total equity	1,629		1,466
Total liabilities and equity	33,044		37,941
Cash flows from operating activities:
Net cash provided (used) by operating activities	1,774		1,655		2,023
Cash flows from investing activities:
Sales proceeds	796		925		875
Prepayments and maturities	229		290		283
Purchases	(1,037)		(1,667)		(1,258)
Loans:
Loans originated by banking subsidiaries, net of principal collected	(206)		(981)		(1,684)
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	0
Purchases (including participations) of loans by banking subsidiaries	0
Principal collected on nonbank entities' loans	10,829		11,119		14,447
Loans originated by nonbank entities	(6,336)		(5,523)		(12,362)
Net repayments from advances to subsidiaries	(842)		(138)
Capital notes and term loans made to subsidiaries	0		(1,000)
Principal Collected On Notes Loans Made To Subsidiaries	0
Net decrease (increase) in investment in subsidiaries	0
Net cash acquired from (paid for) acquisitions	0
Other investing activities, net	64		355		(91)
Net cash provided (used) by investing activities	3,497		3,380		210
Cash flows from financing activities:
Net change in: Deposits	0
Net change in: Short-term borrowings	4,118		2,158		5,580
Long-term debt:
Proceeds from issuance	0		1,347		1,113
Repayment	(9,478)		(8,508)		(8,983)
Preferred stock:
Cash dividends paid	0
Proceeds from issuance	0
Redeemed	0
Common stock warrants repurchased	0
Common stock:
Proceeds from issuance	0
Repurchased	0
Cash dividends paid	0
Excess tax benefits related to stock option payments	0
Change in noncontrolling interests:
Purchase of Prudential's noncontrolling interest	0
Other, net	1		(4)
Other, net	0
Net cash provided (used) by financing activities	(5,359)		(5,007)		(2,290)
Net change in cash and due from banks	(88)		28		(57)
Cash and due from banks at beginning of year	454		426		483
Cash and due from banks at end of year	366		454		426
Other consolidating subsidiaries/eliminations [Member]
Cash flows from operating activities:
Net cash provided (used) by operating activities	2,818		19,602		(7,541)
Cash flows from investing activities:
Sales proceeds	5,431		50,929		57,361
Prepayments and maturities	47,690		38,521		24,034
Purchases	(52,310)		(93,155)		(100,569)
Loans:
Loans originated by banking subsidiaries, net of principal collected	16,075		53,221		(53,131)
Proceeds from sales (including participations) of loans originated for investment by banking subsidiaries	6,517		6,162		1,988
Purchases (including participations) of loans by banking subsidiaries	(2,297)		(3,363)		(5,513)
Principal collected on nonbank entities' loans	4,731		3,309		7,399
Loans originated by nonbank entities	(4,500)		(4,438)		(7,611)
Net repayments from advances to subsidiaries	6,327		(11,231)		12,415
Capital notes and term loans made to subsidiaries	0		1,497		2,008
Principal Collected On Notes Loans Made To Subsidiaries	(11,282)		(12,979)		(8,679)
Net decrease (increase) in investment in subsidiaries	(1,198)		1,382		37,108
Net cash acquired from (paid for) acquisitions	(36)		(138)		2,009
Other investing activities, net	(31,652)		(7,015)		69,235
Net cash provided (used) by investing activities	(16,504)		22,702		38,054
Cash flows from financing activities:
Net change in: Deposits	23,924		42,473		7,697
Net change in: Short-term borrowings	5,330		(52,166)		(38,104)
Long-term debt:
Proceeds from issuance	1,700		(1,248)		12,657
Repayment	(30,558)		(34,821)		(4,316)
Preferred stock:
Cash dividends paid	0
Proceeds from issuance	0
Redeemed	0
Common stock warrants repurchased	0
Common stock:
Proceeds from issuance	0
Repurchased	0
Cash dividends paid	0
Excess tax benefits related to stock option payments	0
Change in noncontrolling interests:
Purchase of Prudential's noncontrolling interest	0		(4,500)
Other, net	(593)		(549)		(53)
Other, net	0		140
Net cash provided (used) by financing activities	(197)		(50,671)		(22,119)
Net change in cash and due from banks	(13,883)		(8,367)		8,394
Cash and due from banks at beginning of year	(688)		7,679		(715)
Cash and due from banks at end of year	(14,571)		(688)		7,679
Other consolidating subsidiaries [Member]
Dividends from subsidiaries:
Interest income from loans	37,404		38,140		22,417
Interest income from subsidiaries	14
Other interest income	12,616		14,150		7,051
Total interest income	50,034		52,290		29,468
Deposits	2,832		3,774		4,966
Short-term borrowings	586		782		1,757
Long-term debt	1,905		2,458		661
Other interest expense	225		172
Total interest expense	5,548		7,186		7,384
Net interest income	44,486		45,104		22,084
Provision for credit losses	14,689		19,767		13,009
Net interest income after provision for credit losses	29,797		25,337		9,075
Noninterest income
Fee income - nonaffiliates	23,385		22,815		10,110
Other	17,111		19,135		8,181
Total noninterest income	40,496		41,950		18,291
Noninterest expense
Salaries and benefits	26,919		26,018		12,606
Other	22,078		21,964		10,585
Total noninterest expense	48,997		47,982		23,191
Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	21,296		19,305		4,175
Income tax expense (benefit)	7,025		5,581		974
Net income before noncontrolling interests	14,271		13,724		3,201
Less: Net income from noncontrolling interests	301		391		43
Wells Fargo net income	13,970		13,333		3,158
Assets:
Cash and cash equivalents due from: Subsidiary banks	0		0
Cash and cash equivalents due from: Nonaffiliates	96,460		67,705
Securities available for sale	167,544		165,379
Mortgages and loans held for sale	53,053		44,827
Loans	742,807		750,045
Loans to subsidiaries
Bank	0		0
Nonbank	0		0
Allowance for loan losses	(21,313)		(22,639)
Net loans	721,494		727,406
Investments in subsidiaries:
Bank	0		0
Nonbank	0		0
Other assets	192,821		189,049
Total assets	1,231,372		1,194,366
Liabilities and equity
Deposits	878,336		851,526
Short-term borrowings	86,523		59,813
Accrued expenses and other liabilities	62,414		54,542
Long-term debt	55,476		80,499
Indebtedness to subsidiaries	0		0
Total liabilities	1,082,749		1,046,380
Parent, WFFI, other and Wells Fargo stockholders' equity	147,153		145,423
Noncontrolling interests	1,470		2,563
Total equity	148,623		147,986
Total liabilities and equity	1,231,372		1,194,366
Eliminations [Member]
Dividends from subsidiaries:
Bank	(12,896)		(6,974)		(1,806)
Nonbank	(21)		(528)		(326)
Interest income from loans	(318)		(18)		(62)
Interest income from subsidiaries	(1,389)		(2,126)		(2,892)
Other interest income					(134)
Total interest income	(14,624)		(9,646)		(5,220)
Deposits					(445)
Short-term borrowings	(817)		(772)		(974)
Long-term debt	(890)		(1,372)		(1,669)
Total interest expense	(1,707)		(2,144)		(3,088)
Net interest income	(12,917)		(7,502)		(2,132)
Net interest income after provision for credit losses	(12,917)		(7,502)		(2,132)
Noninterest income
Other	(658)		(643)		(2,061)
Total noninterest income	(658)		(643)		(2,061)
Noninterest expense
Other	(658)		(643)		(2,061)
Total noninterest expense	(658)		(643)		(2,061)
Income (loss) before income tax expense (benefit) and equity in undistributed income of subsidiaries	(12,917)		(7,502)		(2,132)
Equity in undistributed income of subsidiaries	(1,178)		(5,727)		(468)
Net income before noncontrolling interests	(14,095)		(13,229)		(2,600)
Wells Fargo net income	(14,095)		(13,229)		(2,600)
Assets:
Cash and cash equivalents due from: Subsidiary banks	(30,394)		(27,508)
Cash and cash equivalents due from: Nonaffiliates	0		0
Securities available for sale	0		0
Mortgages and loans held for sale	0		0
Loans	(15,876)		(2,481)
Loans to subsidiaries
Bank	(3,885)		(6,760)
Nonbank	(53,382)		(56,316)
Allowance for loan losses	0		0
Net loans	(73,143)		(65,557)
Investments in subsidiaries:
Bank	(133,867)		(134,063)
Nonbank	(14,904)		(12,816)
Other assets	(1,005)		(1,417)
Total assets	(253,313)		(241,361)
Liabilities and equity
Deposits	(30,394)		(27,508)
Short-term borrowings	(48,024)		(32,992)
Accrued expenses and other liabilities	(1,005)		(1,417)
Long-term debt	(13,478)		(20,428)
Indebtedness to subsidiaries	(11,641)		(12,137)
Total liabilities	104,542		(94,482)
Parent, WFFI, other and Wells Fargo stockholders' equity	(148,771)		(146,879)
Noncontrolling interests	0		0
Total equity	(148,771)		(146,879)
Total liabilities and equity	$ (253,313)		$ (241,361)

[1]	Our consolidated assets at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $200 million; Trading assets, $143 million; Securities available for sale, $2.2 billion; Net loans, $16.7 billion; Other assets, $2.0 billion, and Total assets, $21.2 billion.
[2]	Our consolidated liabilities at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $7 million; Accrued expenses and other liabilities, $71 million; Long-term debt, $8.3 billion; and Total liabilities, $8.4 billion.

Regulatory and Agency Capital Requirements (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2010 Wells Fargo & Company [Member]	Dec. 31, 2009 Wells Fargo & Company [Member]	Dec. 31, 2010 Wells Fargo Bank, NA [Member]	Dec. 31, 2009 Wells Fargo Bank, NA [Member]
Regulatory and Agency Capital Requirements [Abstract]
Tier 1 capital, amounts		$ 109.4	$ 93.8	$ 90.2	$ 43.8
Total capital, amounts		147	134.4	117.1	58.4
Risk Weighted Assets		980	1,013.6	895.2	492
Adjusted Average Assets		1,189.5	1,191.6	1,057.7	583.3
Tier 1 capital ratio		11.16%	9.25%	10.10%	8.90%
Total capital ratio		15.01%	13.26%	13.10%	11.87%
Tier 1 leverage capital ratio		9.19%	7.87%	8.50%	7.50%
Tier 1 capital ratio required to be well capitalized	6.00%
Total capital ratio required to be well capitalized	10.00%
Tier 1 leverage capital ratio required to be well capitalized	5.00%
Tier 1 capital ratio required for capital adequacy purposes	4.00%
Total capital ratio required for capital adequacy purposes	8.00%
Tier 1 leverage capital ratio required for capital adquacy purposes	4.00%
Regulatory and Agency Capital Requirements (Textual) [Abstract]
Trust preferred and perpetual preferred purchase securities included in Tier 1 capital	$ 19.2